UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09689

Wells Fargo Master Trust

(Exact name of registrant as specified in charter)

525 Market Street, 12th Floor, San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor, San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: February 29, 2012

Date of reporting period: November 30, 2012

ITEM 1.	PORTFOLIO OF INVESTMENTS

WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities : 27.85%
FFCB	2.63%	4-17-2014	$2,600,000	$2,684,253
FHLB	0.38	1-29-2014	2,750,000	2,754,293
FHLB	0.88	12-27-2013	1,000,000	1,006,880
FHLB	2.75	3-13-2015	1,000,000	1,054,342
FHLB	3.50	12-1-2025	7,644,553	8,200,224
FHLB	4.00	6-1-2024	70,498	74,873
FHLB	4.00	7-1-2025	941,563	999,705
FHLB	4.00	4-1-2026	4,590,290	4,875,179
FHLB	4.00	11-1-2040	5,875,892	6,407,607
FHLB	4.00	2-1-2041	4,313,817	4,694,742
FHLB	4.00	4-1-2041	7,002,650	7,669,152
FHLB	4.50	6-1-2014	104,579	106,499
FHLB	4.50	3-1-2023	161,591	172,176
FHLB	4.50	3-1-2023	68,599	73,093
FHLB	4.50	11-1-2023	139,438	148,572
FHLB	4.50	2-1-2024	167,648	178,629
FHLB	4.50	5-1-2024	181,276	193,093
FHLB	4.50	9-1-2024	66,637	70,981
FHLB	4.50	9-1-2024	117,968	125,658
FHLB	4.50	12-1-2024	229,794	244,774
FHLB	4.50	2-1-2041	1,418,612	1,526,718
FHLB	4.50	2-1-2041	9,176,598	10,251,571
FHLB	4.75	12-16-2016	1,000,000	1,166,222
FHLB	4.88	9-8-2017	1,000,000	1,195,201
FHLB	5.00	11-17-2017	2,000,000	2,412,308
FHLB	5.00	7-1-2025	2,373,720	2,555,256
FHLB	5.00	1-1-2040	3,293,285	3,590,048
FHLB	5.25	6-18-2014	2,500,000	2,692,430
FHLB	5.38	5-18-2016	3,250,000	3,800,583
FHLB	5.38	9-30-2022	100,000	131,028
FHLB	5.50	12-1-2035	1,852,167	2,011,545
FHLB	6.00	4-1-2033	59,918	66,506
FHLB	6.00	9-1-2037	7,235	7,876
FHLB	6.00	10-1-2037	72,299	78,713
FHLB	6.00	11-1-2037	130,396	141,963
FHLB	6.00	6-1-2038	249,009	272,109
FHLB	6.00	7-1-2038	202,822	220,813
FHLB	6.00	8-1-2039	822,927	894,896
FHLB	6.00	5-1-2040	3,312,211	3,606,022
FHLMC	0.40	2-27-2014	500,000	500,286
FHLMC	0.45	8-7-2014	2,000,000	2,000,548
FHLMC	0.48	1-4-2016	1,000,000	1,000,295
FHLMC	0.55	12-27-2013	1,000,000	1,000,197
FHLMC	0.55	1-9-2014	1,000,000	1,000,323
FHLMC	0.55	2-13-2015	200,000	200,636
FHLMC	0.55	2-27-2015	1,000,000	1,000,857
FHLMC	0.55	2-27-2015	200,000	200,638
FHLMC	0.55	10-5-2015	1,500,000	1,500,024
FHLMC	0.63	7-25-2014	500,000	500,297
FHLMC	0.63	12-29-2014	2,500,000	2,516,663
FHLMC	0.65	1-30-2015	200,000	200,831
FHLMC	0.70	9-27-2016	250,000	250,346
FHLMC	0.80	1-13-2015	200,000	200,856
FHLMC	0.80	1-30-2015	500,000	500,412
FHLMC	0.85	1-9-2015	1,000,000	1,000,540
FHLMC	0.85	2-24-2016	300,000	301,633
FHLMC	0.88	12-19-2014	1,000,000	1,002,075
FHLMC	1.00	7-30-2014	2,000,000	2,024,374
FHLMC	1.00	12-5-2014	100,000	100,003
FHLMC	1.00	12-19-2014	200,000	200,044
FHLMC	1.00	6-30-2015	500,000	503,479
FHLMC	1.00	2-24-2016	200,000	201,774
FHLMC	1.00	9-27-2017	250,000	251,039
FHLMC	1.00	11-9-2017	500,000	501,430
FHLMC	1.10	7-25-2017	500,000	500,642

1

PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FHLMC	1.25%	8-1-2019	$2,000,000	$2,014,922
FHLMC	1.25	10-2-2019	5,000,000	5,015,550
FHLMC	1.38	2-25-2014	1,000,000	1,013,859
FHLMC	1.75	9-10-2015	1,000,000	1,037,927
FHLMC	2.00	7-17-2017	1,000,000	1,011,091
FHLMC	2.00	7-30-2019	100,000	101,437
FHLMC	2.25	1-23-2017	200,000	204,814
FHLMC	2.50	1-7-2014	800,000	820,191
FHLMC	2.50	4-23-2014	1,250,000	1,289,334
FHLMC	2.88	2-9-2015	2,750,000	2,902,169
FHLMC	3.00	7-28-2014	1,000,000	1,043,928
FHLMC	3.00	7-10-2019	500,000	507,804
FHLMC	3.00	9-1-2021	1,295,237	1,365,910
FHLMC	3.00	9-1-2026	229,748	240,690
FHLMC	3.00	10-1-2026	5,279,414	5,530,855
FHLMC	3.00	11-1-2026	83,039	86,993
FHLMC	3.00	11-1-2026	468,291	490,594
FHLMC	3.00	12-1-2026	9,564,232	10,019,744
FHLMC	3.00	1-1-2027	4,352,127	4,559,405
FHLMC	3.00	3-1-2027	900,486	946,750
FHLMC	3.00	8-1-2027	3,160,862	3,311,404
FHLMC %%	3.00	12-1-2042	12,000,000	12,566,244
FHLMC ±	3.15	10-1-2036	145,022	154,993
FHLMC	3.50	2-1-2042	17,999,990	19,195,302
FHLMC %%	3.50	12-1-2042	15,000,000	15,951,563
FHLMC	3.75	3-27-2019	1,900,000	2,212,294
FHLMC	4.00	3-1-2014	332,176	336,348
FHLMC	4.00	5-1-2023	122,490	130,131
FHLMC	4.00	2-1-2024	293,391	311,691
FHLMC	4.00	5-1-2024	166,010	176,313
FHLMC	4.00	5-1-2024	313,633	333,098
FHLMC	4.00	8-1-2024	373,966	397,176
FHLMC	4.00	2-1-2025	553,815	588,013
FHLMC	4.00	3-1-2025	3,385,790	3,594,866
FHLMC	4.00	6-1-2025	334,597	355,259
FHLMC	4.00	6-1-2025	1,157,912	1,229,414
FHLMC	4.00	7-1-2025	36,493	38,747
FHLMC	4.00	8-1-2025	205,843	218,554
FHLMC	4.00	10-1-2025	119,464	126,841
FHLMC	4.00	3-1-2026	695,752	738,933
FHLMC	4.00	5-1-2026	692,726	735,720
FHLMC	4.00	5-1-2029	771,261	830,448
FHLMC	4.00	9-1-2031	744,605	801,747
FHLMC	4.00	10-1-2033	29,067	31,134
FHLMC	4.00	8-1-2036	7,113	7,587
FHLMC	4.00	4-1-2039	1,064,464	1,180,722
FHLMC	4.00	5-1-2039	606,066	646,137
FHLMC	4.00	6-1-2039	377,582	402,546
FHLMC	4.00	2-1-2040	589,620	628,604
FHLMC	4.00	9-1-2040	3,467,987	3,699,444
FHLMC	4.00	10-1-2040	2,422,669	2,653,255
FHLMC	4.00	10-1-2040	654,578	698,265
FHLMC	4.00	10-1-2040	15,244	16,262
FHLMC	4.00	11-1-2040	388,756	414,702
FHLMC	4.00	12-1-2040	7,699,029	8,212,870
FHLMC	4.00	12-1-2040	170,174	181,531
FHLMC	4.00	4-1-2041	40,311	43,026
FHLMC	4.00	6-1-2041	651,720	695,624
FHLMC	4.00	6-1-2041	16,533	17,647
FHLMC	4.00	10-1-2041	77,244	82,447
FHLMC	4.00	10-1-2041	491,533	530,022
FHLMC	4.00	11-1-2041	71,011	75,795
FHLMC	4.00	11-1-2041	48,352	51,609
FHLMC	4.00	11-1-2041	509,578	543,906
FHLMC	4.00	11-1-2041	117,535	125,453

2

WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FHLMC	4.00%	11-1-2041	$569,160	$607,502
FHLMC	4.00	1-1-2042	4,342,084	4,634,593
FHLMC	4.00	1-1-2042	207,245	221,207
FHLMC	4.00	2-1-2042	96,198	102,678
FHLMC %%	4.00	12-1-2042	10,000,000	10,657,812
FHLMC	4.38	7-17-2015	1,000,000	1,104,688
FHLMC	4.50	4-1-2018	93,820	100,112
FHLMC	4.50	8-1-2018	1,270,456	1,337,069
FHLMC	4.50	10-1-2018	261,479	279,014
FHLMC	4.50	5-1-2023	1,615,811	1,721,648
FHLMC	4.50	4-1-2024	151,291	164,557
FHLMC	4.50	8-1-2024	902,839	972,979
FHLMC	4.50	11-1-2024	411,740	440,639
FHLMC	4.50	2-1-2025	1,015,215	1,094,085
FHLMC	4.50	8-1-2035	117,090	125,537
FHLMC	4.50	9-1-2035	176,480	189,211
FHLMC	4.50	1-1-2037	154,195	165,030
FHLMC	4.50	10-1-2038	874,794	936,264
FHLMC	4.50	2-1-2039	94,955	101,627
FHLMC	4.50	5-1-2039	135,166	144,664
FHLMC	4.50	6-1-2039	4,133,427	4,423,873
FHLMC	4.50	9-1-2039	2,623,536	2,807,886
FHLMC	4.50	10-1-2039	488,856	523,207
FHLMC	4.50	10-1-2039	406,420	434,978
FHLMC	4.50	1-1-2040	3,675,709	4,051,156
FHLMC	4.50	2-1-2040	10,911,798	11,900,192
FHLMC	4.50	3-1-2040	4,434,772	4,919,627
FHLMC	4.50	8-1-2040	2,682,984	2,881,572
FHLMC	4.50	9-1-2040	4,065,216	4,480,448
FHLMC	4.50	9-1-2040	550,035	590,748
FHLMC	4.50	2-1-2041	142,345	153,192
FHLMC	4.50	4-1-2041	6,577,298	7,078,523
FHLMC	4.50	7-1-2041	338,405	364,193
FHLMC	4.50	10-1-2041	2,818,961	3,017,044
FHLMC ±	4.66	6-1-2038	1,233,938	1,316,705
FHLMC	4.75	11-17-2015	2,000,000	2,256,184
FHLMC	4.88	6-13-2018	1,700,000	2,066,879
FHLMC	5.00	1-1-2022	1,263,261	1,362,833
FHLMC	5.00	7-1-2022	56,978	61,335
FHLMC	5.00	7-1-2022	6,589	7,093
FHLMC	5.00	7-1-2022	46,049	49,678
FHLMC	5.00	7-1-2022	102,089	109,897
FHLMC	5.00	9-1-2022	57,830	62,253
FHLMC	5.00	6-1-2023	25,552	27,466
FHLMC	5.00	6-1-2023	73,186	78,668
FHLMC	5.00	6-1-2023	10,847	11,660
FHLMC	5.00	10-1-2023	8,179	8,791
FHLMC	5.00	4-1-2024	5,404	5,803
FHLMC	5.00	8-1-2024	31,883	34,241
FHLMC	5.00	10-1-2024	462,416	496,625
FHLMC	5.00	10-1-2024	527,225	566,228
FHLMC	5.00	5-1-2025	903,145	970,804
FHLMC	5.00	8-1-2033	2,814,031	3,101,024
FHLMC	5.00	11-1-2033	307,584	333,090
FHLMC	5.00	3-1-2034	261,572	281,955
FHLMC	5.00	7-1-2035	1,276,010	1,373,846
FHLMC	5.00	8-1-2035	440,968	474,779
FHLMC	5.00	9-1-2035	1,105,282	1,223,187
FHLMC	5.00	4-1-2036	151,892	163,538
FHLMC	5.00	12-1-2036	150,827	161,968
FHLMC	5.00	2-1-2037	227,056	243,827
FHLMC	5.00	3-1-2039	855,767	941,974
FHLMC	5.00	8-1-2039	1,672,428	1,834,109
FHLMC	5.00	8-1-2039	10,166,484	11,082,602
FHLMC	5.00	9-1-2039	2,862,965	3,120,951

3

PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FHLMC	5.00%	12-1-2039	$3,346,318	$3,683,415
FHLMC	5.00	6-1-2040	6,563,127	7,197,611
FHLMC	5.00	6-1-2040	6,878,459	7,543,428
FHLMC	5.13	11-17-2017	1,000,000	1,213,310
FHLMC	5.25	4-18-2016	650,000	754,598
FHLMC	5.50	8-13-2014	2,500,000	2,723,118
FHLMC	5.50	7-18-2016	650,000	766,513
FHLMC	5.50	12-1-2016	39,756	42,441
FHLMC	5.50	8-1-2017	2,271	2,440
FHLMC	5.50	8-23-2017	3,000,000	3,671,802
FHLMC	5.50	9-1-2017	46,856	50,309
FHLMC	5.50	10-1-2017	3,095	3,326
FHLMC	5.50	11-1-2017	556,859	575,064
FHLMC	5.50	11-1-2017	44,568	47,892
FHLMC	5.50	12-1-2017	1,340,582	1,439,404
FHLMC	5.50	3-1-2018	52,147	55,890
FHLMC	5.50	2-1-2019	647,069	690,777
FHLMC	5.50	6-1-2019	47,195	50,758
FHLMC	5.50	1-1-2022	39,031	42,082
FHLMC	5.50	5-1-2022	82,639	89,099
FHLMC	5.50	11-1-2023	210,735	227,801
FHLMC	5.50	12-1-2024	1,213,813	1,316,287
FHLMC	5.50	12-1-2033	483,246	534,644
FHLMC	5.50	12-1-2034	468,357	508,659
FHLMC	5.50	1-1-2035	1,198,382	1,300,003
FHLMC	5.50	6-1-2035	699,557	774,620
FHLMC	5.50	1-1-2036	300,915	326,432
FHLMC	5.50	2-1-2036	348,899	378,486
FHLMC	5.50	7-15-2036	600,000	841,580
FHLMC	5.50	12-1-2036	485,323	524,810
FHLMC	5.50	2-1-2037	468,147	505,358
FHLMC	5.50	3-1-2037	487,293	526,026
FHLMC	5.50	4-1-2037	106,888	115,384
FHLMC	5.50	1-1-2038	1,166,224	1,261,110
FHLMC	5.50	4-1-2038	1,249,912	1,354,948
FHLMC	5.50	5-1-2038	3,075,577	3,318,122
FHLMC	5.50	5-1-2038	4,872,172	5,256,399
FHLMC	5.50	5-1-2038	917,783	1,009,377
FHLMC	5.50	7-1-2038	677,637	731,076
FHLMC	5.50	7-1-2038	898,541	969,402
FHLMC	5.50	8-1-2038	1,154,916	1,248,882
FHLMC	5.50	9-1-2038	246,053	265,457
FHLMC	5.50	8-1-2039	1,922,416	2,114,272
FHLMC	5.50	11-1-2039	1,938,182	2,094,665
FHLMC	5.50	3-1-2040	5,375,266	5,802,528
FHLMC	5.50	4-1-2040	2,835,316	3,060,686
FHLMC ±	5.58	4-1-2037	119,243	129,735
FHLMC ±	5.63	8-1-2038	862,882	934,961
FHLMC	6.00	6-1-2021	1,333	1,478
FHLMC	6.00	3-1-2022	97,736	106,474
FHLMC	6.00	5-1-2022	6,409	7,081
FHLMC	6.00	7-1-2022	152,883	168,964
FHLMC	6.00	8-1-2022	12,253	13,480
FHLMC	6.00	9-1-2022	214,745	236,234
FHLMC	6.00	3-1-2023	443,444	487,819
FHLMC	6.00	9-1-2023	169,080	186,851
FHLMC	6.00	11-1-2033	667,442	740,831
FHLMC	6.00	7-1-2034	655,793	721,753
FHLMC	6.00	1-1-2036	96,241	106,823
FHLMC	6.00	2-1-2036	985,392	1,074,342
FHLMC	6.00	11-1-2036	616,105	669,987
FHLMC	6.00	11-1-2036	283,314	308,888
FHLMC	6.00	12-1-2036	113,403	123,640
FHLMC	6.00	2-1-2037	6,967	7,596
FHLMC	6.00	3-1-2037	65,246	71,034

4

WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FHLMC	6.00%	3-1-2037	$384,086	$418,757
FHLMC	6.00	4-1-2037	5,266	5,733
FHLMC	6.00	8-1-2037	130,270	141,825
FHLMC	6.00	8-1-2037	173,085	188,439
FHLMC	6.00	8-1-2037	320,970	349,441
FHLMC	6.00	8-1-2037	212,114	231,791
FHLMC	6.00	8-1-2037	57,654	62,768
FHLMC	6.00	9-1-2037	16,223	17,662
FHLMC	6.00	9-1-2037	92,736	100,962
FHLMC	6.00	10-1-2037	167,931	182,828
FHLMC	6.00	10-1-2037	105,571	115,154
FHLMC	6.00	11-1-2037	491,156	536,720
FHLMC	6.00	11-1-2037	57,019	62,076
FHLMC	6.00	12-1-2037	153,309	166,908
FHLMC	6.00	12-1-2037	1,377,318	1,499,494
FHLMC	6.00	1-1-2038	94,575	102,965
FHLMC	6.00	2-1-2038	64,838	70,590
FHLMC	6.00	2-1-2038	214,186	233,185
FHLMC	6.00	5-1-2038	162,681	177,772
FHLMC	6.00	6-1-2038	117,476	127,897
FHLMC	6.00	6-1-2038	127,676	139,002
FHLMC	6.00	6-1-2038	154,758	168,486
FHLMC	6.00	7-1-2038	1,231,031	1,340,230
FHLMC	6.00	7-1-2038	325,326	354,184
FHLMC	6.00	8-1-2038	316,302	344,359
FHLMC	6.00	8-1-2038	37,482	40,807
FHLMC	6.00	8-1-2038	180,369	196,369
FHLMC	6.00	9-1-2038	188,350	205,058
FHLMC	6.00	9-1-2038	159,126	173,242
FHLMC	6.00	9-1-2038	158,313	172,356
FHLMC	6.00	10-1-2038	156,039	169,881
FHLMC	6.00	12-1-2038	3,824	4,164
FHLMC	6.00	3-1-2039	81,739	88,990
FHLMC	6.00	4-1-2039	245,088	266,523
FHLMC	6.00	6-1-2039	9,619	10,472
FHLMC	6.00	8-1-2039	247,465	269,107
FHLMC	6.00	9-1-2039	247,461	269,102
FHLMC	6.00	10-1-2039	8,868	9,643
FHLMC	6.25	7-15-2032	500,000	755,064
FHLMC	6.50	6-1-2036	209,215	238,219
FHLMC	6.50	10-1-2037	191,122	217,762
FHLMC	6.50	12-1-2037	295,328	333,985
FHLMC	6.50	3-1-2038	123,969	141,333
FHLMC	6.50	3-1-2038	458,405	512,827
FHLMC	6.50	1-1-2039	76,469	87,128
FHLMC	6.50	4-1-2039	630,475	718,355
FHLMC	6.50	4-1-2039	1,132,877	1,290,787
FHLMC	6.75	3-15-2031	1,000,000	1,562,158
FICO	9.65	11-2-2018	500,000	745,184
FNMA ¤	0.00	6-1-2017	300,000	288,285
FNMA ¤	0.00	10-9-2019	200,000	176,420
FNMA	0.38	3-16-2015	2,500,000	2,502,105
FNMA	0.50	12-27-2013	1,000,000	1,000,185
FNMA	0.50	11-21-2014	1,500,000	1,501,356
FNMA	0.50	4-17-2015	4,000,000	4,016,276
FNMA	0.50	5-27-2015	2,500,000	2,508,763
FNMA	0.50	7-30-2015	500,000	500,573
FNMA	0.50	8-20-2015	750,000	750,823
FNMA	0.50	11-27-2015	250,000	250,269
FNMA	0.55	5-6-2016	500,000	500,530
FNMA	0.60	7-24-2015	1,000,000	1,000,492
FNMA	0.60	8-20-2015	250,000	250,153
FNMA	0.63	12-6-2013	250,000	250,001
FNMA	0.70	2-22-2016	1,000,000	1,000,810
FNMA	0.75	12-18-2013	2,500,000	2,514,435

5

PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA	0.75%	12-19-2014	$4,000,000	$4,035,424
FNMA	0.75	12-19-2014	500,000	500,104
FNMA	0.75	11-24-2015	1,000,000	1,001,919
FNMA	0.80	2-13-2015	500,000	503,273
FNMA	0.88	8-28-2014	2,000,000	2,020,300
FNMA	0.88	10-26-2017	250,000	251,938
FNMA	0.88	12-20-2017	2,000,000	2,011,074
FNMA	0.90	12-5-2014	250,000	250,099
FNMA	0.90	11-7-2017	250,000	250,505
FNMA	0.95	8-23-2017	1,000,000	1,003,530
FNMA	1.00	1-3-2017	400,000	400,292
FNMA	1.13	6-27-2014	2,000,000	2,027,164
FNMA	1.20	3-8-2017	200,000	200,595
FNMA	1.25	9-28-2016	4,000,000	4,113,508
FNMA	1.25	2-27-2017	100,000	100,218
FNMA	1.25	3-6-2017	100,000	100,291
FNMA	1.35	2-24-2014	250,000	253,381
FNMA	1.38	11-15-2016	2,000,000	2,062,588
FNMA	1.63	10-26-2015	1,000,000	1,035,480
FNMA	1.70	10-4-2019	125,000	125,308
FNMA	1.75	1-30-2019	200,000	202,453
FNMA	1.88	10-15-2015	200,000	207,877
FNMA	2.20	10-25-2022	150,000	149,799
FNMA	2.38	7-28-2015	1,500,000	1,579,215
FNMA	2.38	4-11-2016	1,000,000	1,064,797
FNMA	2.38	1-13-2022	2,580,000	2,709,452
FNMA	2.50	5-15-2014	1,500,000	1,548,477
FNMA	2.63	11-20-2014	700,000	732,299
FNMA ±	2.65	2-1-2042	5,054,942	5,288,066
FNMA ±	2.73	10-1-2037	545,788	584,884
FNMA	2.75	3-13-2014	2,000,000	2,063,792
FNMA ±	2.84	3-1-2037	130,668	139,499
FNMA «	2.88	12-11-2013	1,500,000	1,541,064
FNMA ±	2.96	3-1-2041	4,571,078	4,775,016
FNMA ±	2.97	6-1-2035	281,724	302,278
FNMA	3.00	9-16-2014	2,500,000	2,623,200
FNMA	3.00	10-1-2021	11,635,401	12,299,735
FNMA	3.00	11-1-2026	4,013,585	4,235,219
FNMA	3.00	8-1-2027	3,572,593	3,772,107
FNMA	3.00	9-1-2027	11,631,938	12,281,535
FNMA	3.00	9-1-2027	2,955,724	3,120,789
FNMA	3.00	9-1-2027	2,552,716	2,695,275
FNMA	3.00	10-1-2027	4,934,862	5,210,454
FNMA %%	3.00	12-1-2027	16,000,000	16,867,501
FNMA	3.00	9-1-2042	45,060	47,432
FNMA	3.00	9-1-2042	3,291,965	3,465,225
FNMA	3.00	9-1-2042	951,388	1,001,461
FNMA	3.00	9-1-2042	694,589	731,146
FNMA	3.00	10-1-2042	5,494,192	5,783,358
FNMA	3.00	10-1-2042	1,486,081	1,564,295
FNMA %%	3.00	12-1-2042	10,000,000	10,517,188
FNMA ±	3.04	3-1-2041	6,290,768	6,587,768
FNMA	3.40	9-27-2032	250,000	252,174
FNMA ±	3.45	10-1-2040	4,197,811	4,436,784
FNMA	3.50	11-1-2025	4,650,561	4,934,105
FNMA	3.50	12-1-2025	9,231,629	9,935,839
FNMA	3.50	12-1-2026	14,605,351	15,495,837
FNMA	3.50	1-1-2036	39,603	42,326
FNMA	3.50	10-1-2040	2,227,386	2,379,127
FNMA	3.50	12-1-2040	292,766	312,711
FNMA	3.50	1-1-2041	1,684,047	1,813,508
FNMA	3.50	1-1-2041	63,289	67,601
FNMA	3.50	1-1-2041	177,873	189,991
FNMA	3.50	1-1-2041	73,958	78,996
FNMA	3.50	1-1-2041	527,868	563,829

6

WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA	3.50%	2-1-2041	$4,229,860	$4,518,020
FNMA	3.50	2-1-2041	703,790	761,412
FNMA	3.50	2-1-2041	147,587	157,641
FNMA	3.50	2-1-2041	665,223	710,541
FNMA	3.50	9-1-2042	14,695,410	15,770,012
FNMA	3.50	9-1-2042	10,366,368	11,098,493
FNMA %%	3.50	12-1-2042	30,000,000	32,020,314
FNMA ±	3.79	3-1-2036	349,470	373,270
FNMA	4.00	6-1-2019	661,515	709,899
FNMA	4.00	2-1-2024	22,179	23,731
FNMA	4.00	3-1-2024	1,080,199	1,155,830
FNMA	4.00	4-1-2024	1,957,788	2,094,864
FNMA	4.00	5-1-2024	71,606	76,620
FNMA	4.00	6-1-2024	453,215	484,948
FNMA	4.00	6-1-2024	234,219	250,618
FNMA	4.00	6-1-2024	640,064	684,879
FNMA	4.00	9-1-2024	174,700	186,931
FNMA	4.00	10-1-2024	192,392	205,862
FNMA	4.00	1-1-2025	642,860	682,758
FNMA	4.00	2-1-2025	1,207,589	1,291,762
FNMA	4.00	3-1-2025	3,634,277	3,976,185
FNMA	4.00	3-1-2025	188,381	201,512
FNMA	4.00	5-1-2025	1,418,763	1,506,373
FNMA	4.00	7-1-2025	2,745,167	2,936,515
FNMA	4.00	4-1-2026	1,054,732	1,120,192
FNMA	4.00	5-1-2026	3,150,257	3,370,825
FNMA	4.00	2-1-2039	147,312	157,927
FNMA	4.00	2-1-2039	828,569	888,530
FNMA	4.00	3-1-2039	176,615	189,395
FNMA	4.00	8-1-2039	605,804	649,643
FNMA	4.00	8-1-2039	776,980	833,206
FNMA	4.00	8-1-2039	2,178,856	2,336,532
FNMA	4.00	8-1-2039	4,707,266	5,259,740
FNMA	4.00	11-1-2039	38,756	41,561
FNMA	4.00	1-1-2040	584,329	626,615
FNMA	4.00	1-1-2040	572,159	613,564
FNMA	4.00	3-1-2040	25,907	27,790
FNMA	4.00	3-1-2040	833,544	894,125
FNMA	4.00	4-1-2040	3,387,753	3,633,970
FNMA	4.00	8-1-2040	144,669	155,033
FNMA	4.00	8-1-2040	3,064,114	3,286,809
FNMA	4.00	8-1-2040	1,802,466	1,933,466
FNMA	4.00	8-1-2040	766,861	822,595
FNMA	4.00	9-1-2040	36,024	38,642
FNMA	4.00	9-1-2040	37,064	39,758
FNMA	4.00	9-1-2040	184,405	197,808
FNMA	4.00	10-1-2040	75,773	81,281
FNMA	4.00	10-1-2040	90,193	96,748
FNMA	4.00	10-1-2040	378,567	406,081
FNMA	4.00	10-1-2040	1,150,131	1,233,721
FNMA	4.00	11-1-2040	718,115	770,307
FNMA	4.00	11-1-2040	622,504	667,746
FNMA	4.00	11-1-2040	325,297	348,939
FNMA	4.00	11-1-2040	500,188	536,541
FNMA	4.00	11-1-2040	77,895	83,556
FNMA	4.00	11-1-2040	45,584	48,897
FNMA	4.00	11-1-2040	5,276,179	5,694,269
FNMA	4.00	12-1-2040	22,318	23,940
FNMA	4.00	12-1-2040	48,434	51,954
FNMA	4.00	12-1-2040	197,113	211,439
FNMA	4.00	12-1-2040	652,060	699,451
FNMA	4.00	12-1-2040	706,638	757,996
FNMA	4.00	12-1-2040	1,424,545	1,528,079
FNMA	4.00	12-1-2040	4,201,300	4,632,684
FNMA	4.00	12-1-2040	275,486	295,508

7

PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA	4.00%	1-1-2041	$18,425	$19,764
FNMA	4.00	1-1-2041	6,538,366	7,013,565
FNMA	4.00	2-1-2041	613,162	657,726
FNMA	4.00	2-1-2041	7,457,290	7,999,275
FNMA	4.00	2-1-2041	328,919	352,927
FNMA	4.00	3-1-2041	201,821	216,489
FNMA	4.00	4-1-2041	502,525	539,048
FNMA	4.00	5-1-2041	8,447,127	9,063,691
FNMA	4.00	7-1-2041	25,013	26,838
FNMA	4.00	7-1-2041	187,753	201,457
FNMA	4.00	8-1-2041	73,639	79,014
FNMA	4.00	8-1-2041	664,182	712,662
FNMA	4.00	10-1-2041	2,868,287	3,077,646
FNMA	4.00	10-1-2041	2,520,428	2,704,397
FNMA	4.00	10-1-2041	457,043	490,404
FNMA	4.00	10-1-2041	199,389	213,880
FNMA	4.00	11-1-2041	650,381	697,853
FNMA	4.00	11-1-2041	2,170,269	2,328,679
FNMA	4.00	12-1-2041	607,471	651,810
FNMA	4.00	12-1-2041	419,187	449,784
FNMA	4.00	12-1-2041	469,477	503,745
FNMA	4.00	1-1-2042	35,547	38,141
FNMA	4.00	1-1-2042	262,868	282,055
FNMA	4.00	2-1-2042	276,578	298,500
FNMA	4.00	2-1-2042	29,628	31,791
FNMA	4.00	2-1-2042	232,115	252,285
FNMA	4.00	7-1-2042	209,396	227,167
FNMA ±	4.28	4-1-2038	171,843	183,437
FNMA	4.50	7-1-2013	3,208	3,353
FNMA	4.50	9-1-2013	16,285	17,029
FNMA	4.50	11-1-2014	20,015	20,873
FNMA	4.50	5-1-2015	27,266	29,336
FNMA	4.50	3-1-2018	62,687	67,596
FNMA	4.50	4-1-2018	306,349	330,335
FNMA	4.50	12-1-2018	36,248	39,087
FNMA	4.50	5-1-2019	33,312	35,837
FNMA	4.50	1-1-2020	62,317	67,196
FNMA	4.50	8-1-2020	38,842	41,840
FNMA	4.50	10-1-2020	39,356	42,394
FNMA	4.50	10-1-2020	103,120	111,082
FNMA	4.50	12-1-2020	150,105	161,693
FNMA	4.50	1-1-2021	70,755	76,217
FNMA	4.50	3-1-2022	841,784	907,693
FNMA	4.50	3-1-2022	80,168	86,295
FNMA	4.50	5-1-2022	20,430	22,508
FNMA	4.50	11-1-2022	173,582	186,848
FNMA	4.50	2-1-2023	619,072	666,189
FNMA	4.50	3-1-2023	79,445	85,491
FNMA	4.50	3-1-2023	13,559	14,591
FNMA	4.50	3-1-2023	409,175	440,445
FNMA	4.50	5-1-2023	170,749	183,745
FNMA	4.50	5-1-2023	92,203	99,221
FNMA	4.50	5-1-2023	59,368	63,887
FNMA	4.50	5-1-2023	52,818	56,838
FNMA	4.50	6-1-2023	545,786	587,326
FNMA	4.50	12-1-2023	216,002	232,442
FNMA	4.50	3-1-2024	53,788	57,873
FNMA	4.50	5-1-2024	51,329	55,956
FNMA	4.50	5-1-2024	722,629	777,628
FNMA	4.50	7-1-2024	2,447,130	2,632,999
FNMA	4.50	8-1-2024	284,150	305,732
FNMA	4.50	8-1-2024	185,467	199,554
FNMA	4.50	8-1-2024	16,678	17,944
FNMA	4.50	1-1-2025	2,450,370	2,636,484
FNMA	4.50	3-1-2025	3,015,349	3,253,328

8

WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA	4.50%	3-1-2025	$195,879	$210,787
FNMA	4.50	4-1-2025	89,461	97,854
FNMA	4.50	4-1-2025	333,139	359,431
FNMA	4.50	10-1-2025	541,401	592,194
FNMA	4.50	2-1-2026	463,939	506,595
FNMA	4.50	2-1-2026	64,144	69,788
FNMA	4.50	4-1-2026	1,480,489	1,599,183
FNMA	4.50	5-1-2026	95,564	103,226
FNMA	4.50	6-1-2026	43,573	47,067
FNMA	4.50	4-1-2028	128,983	140,278
FNMA	4.50	4-1-2028	58,366	63,477
FNMA	4.50	4-1-2028	102,388	111,994
FNMA	4.50	3-1-2029	112,934	122,047
FNMA	4.50	5-1-2029	10,917,478	11,798,430
FNMA	4.50	10-1-2029	658,342	711,053
FNMA	4.50	9-1-2033	584,658	633,114
FNMA	4.50	4-1-2035	94,177	101,629
FNMA	4.50	5-1-2035	39,271	42,378
FNMA	4.50	7-1-2035	8,998	9,710
FNMA	4.50	8-1-2035	38,030	41,040
FNMA	4.50	9-1-2035	748,188	807,392
FNMA	4.50	9-1-2035	5,144,896	5,552,009
FNMA	4.50	9-1-2035	71,206	76,841
FNMA	4.50	10-1-2035	215,402	232,447
FNMA	4.50	3-1-2038	1,390,113	1,498,374
FNMA	4.50	2-1-2039	65,458	70,555
FNMA	4.50	2-1-2039	709,374	764,620
FNMA	4.50	2-1-2039	32,874	35,434
FNMA	4.50	2-1-2039	125,135	134,881
FNMA	4.50	3-1-2039	3,530,246	3,805,180
FNMA	4.50	3-1-2039	4,064,556	4,381,101
FNMA	4.50	4-1-2039	1,299,873	1,401,106
FNMA	4.50	4-1-2039	24,256	26,145
FNMA	4.50	4-1-2039	3,396,017	3,660,497
FNMA	4.50	5-1-2039	3,042,601	3,379,393
FNMA	4.50	5-1-2039	1,116,872	1,236,836
FNMA	4.50	6-1-2039	2,131,492	2,297,491
FNMA	4.50	9-1-2039	2,676,133	2,963,996
FNMA	4.50	12-1-2039	338,578	364,946
FNMA	4.50	2-1-2040	5,778,988	6,418,675
FNMA	4.50	2-1-2040	4,666,972	5,030,433
FNMA	4.50	3-1-2040	4,065,542	4,562,572
FNMA	4.50	5-1-2040	1,773,582	1,949,396
FNMA	4.50	5-1-2040	3,645,943	4,038,126
FNMA	4.50	6-1-2040	1,501,624	1,623,262
FNMA	4.50	8-1-2040	486,453	525,858
FNMA	4.50	8-1-2040	4,792,953	5,164,901
FNMA	4.50	9-1-2040	52,134	56,195
FNMA	4.50	10-1-2040	718,818	774,523
FNMA	4.50	10-1-2040	3,778,558	4,084,638
FNMA	4.50	11-1-2040	2,982,700	3,224,312
FNMA	4.50	2-1-2041	11,810,792	12,789,663
FNMA	4.50	4-1-2041	3,365,519	3,676,003
FNMA	4.50	5-1-2041	47,480	51,415
FNMA %%	4.50	12-1-2041	6,000,000	6,465,937
FNMA	4.63	10-15-2014	1,000,000	1,080,448
FNMA	4.88	12-15-2016	950,000	1,112,966
FNMA	5.00	4-15-2015	1,000,000	1,109,569
FNMA	5.00	2-13-2017	500,000	591,788
FNMA	5.00	5-11-2017	1,200,000	1,428,296
FNMA	5.00	6-1-2019	224,029	244,931
FNMA	5.00	9-1-2019	681,278	741,220
FNMA	5.00	10-1-2019	281,556	307,825
FNMA	5.00	6-1-2020	146,897	159,822
FNMA	5.00	5-1-2023	151,146	164,303

9

PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA	5.00%	5-1-2023	$1,047,471	$1,135,541
FNMA	5.00	6-1-2023	444,021	481,354
FNMA	5.00	6-1-2023	195,567	212,009
FNMA	5.00	4-1-2024	239,127	259,494
FNMA	5.00	9-1-2024	223,311	245,667
FNMA	5.00	3-1-2025	2,821,972	3,059,240
FNMA %%	5.00	12-1-2027	3,000,000	3,251,250
FNMA	5.00	4-1-2034	381,786	424,184
FNMA	5.00	4-1-2034	986,922	1,075,856
FNMA	5.00	4-1-2035	4,044,414	4,398,752
FNMA	5.00	6-1-2035	1,466,873	1,593,555
FNMA	5.00	7-1-2035	182,008	197,726
FNMA	5.00	7-1-2035	62,056	67,415
FNMA	5.00	7-1-2035	122,203	132,756
FNMA	5.00	8-1-2035	177,174	192,924
FNMA	5.00	11-1-2035	1,646,943	1,789,176
FNMA	5.00	2-1-2036	6,715,162	7,306,731
FNMA	5.00	7-1-2036	163,769	177,503
FNMA	5.00	11-1-2036	729,405	790,574
FNMA	5.00	11-1-2036	455,766	495,696
FNMA	5.00	5-1-2037	131,956	143,022
FNMA	5.00	5-1-2037	568,655	616,343
FNMA	5.00	5-1-2037	136,805	148,278
FNMA	5.00	6-1-2037	164,560	178,360
FNMA	5.00	8-1-2037	1,136,608	1,231,926
FNMA	5.00	2-1-2038	3,442,134	3,739,402
FNMA	5.00	4-1-2038	141,803	153,695
FNMA	5.00	5-1-2038	863,040	935,416
FNMA	5.00	5-1-2038	570,874	618,749
FNMA	5.00	5-1-2038	356,897	386,827
FNMA	5.00	11-1-2038	221,604	240,188
FNMA	5.00	11-1-2038	393,797	426,821
FNMA	5.00	4-1-2039	651,655	706,304
FNMA	5.00	4-1-2039	1,016,081	1,101,291
FNMA	5.00	6-1-2039	1,753,696	1,900,764
FNMA	5.00	7-1-2039	1,324,347	1,435,409
FNMA	5.00	8-1-2039	7,222,679	7,828,385
FNMA	5.00	10-1-2039	1,561,104	1,692,021
FNMA	5.00	7-1-2040	11,337,586	12,550,555
FNMA	5.00	4-1-2041	4,196,440	4,583,768
FNMA	5.00	8-1-2041	570,861	623,551
FNMA %%	5.00	12-1-2042	10,000,000	10,837,500
FNMA	5.38	7-15-2016	1,000,000	1,174,427
FNMA	5.38	6-12-2017	1,500,000	1,814,763
FNMA ±	5.43	4-1-2036	186,987	200,670
FNMA	5.45	10-18-2021	200,000	235,046
FNMA ±	5.49	12-1-2036	50,751	54,667
FNMA	5.50	3-1-2013	18,577	19,429
FNMA	5.50	4-1-2014	57,266	61,747
FNMA	5.50	7-1-2014	207,645	224,907
FNMA	5.50	12-1-2014	7,480	7,711
FNMA	5.50	2-1-2015	47,225	50,768
FNMA	5.50	2-1-2016	19,015	20,468
FNMA	5.50	6-1-2016	409,471	440,745
FNMA	5.50	8-1-2016	64,171	69,078
FNMA	5.50	11-1-2016	18,477	19,888
FNMA	5.50	11-1-2016	449,561	483,897
FNMA	5.50	1-1-2017	237,932	255,930
FNMA	5.50	2-1-2017	7,856	8,475
FNMA	5.50	2-1-2017	169,672	182,648
FNMA	5.50	4-1-2017	205,150	220,819
FNMA	5.50	6-1-2017	373,944	402,505
FNMA	5.50	7-1-2017	339,002	364,893
FNMA	5.50	8-1-2017	92,447	99,508
FNMA	5.50	10-1-2017	359,544	387,041

10

WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA	5.50%	3-1-2018	$114,720	$123,494
FNMA	5.50	4-1-2018	123,587	133,027
FNMA	5.50	12-1-2018	1,446,143	1,560,050
FNMA	5.50	5-1-2021	358,592	391,998
FNMA	5.50	12-1-2021	99,400	107,851
FNMA	5.50	5-1-2023	369,811	400,558
FNMA	5.50	8-1-2023	7,036	7,621
FNMA	5.50	9-1-2023	141,458	153,219
FNMA	5.50	10-1-2023	12,243	13,261
FNMA	5.50	10-1-2023	249,559	270,308
FNMA	5.50	11-1-2023	105,009	113,739
FNMA	5.50	11-1-2023	16,109	17,448
FNMA	5.50	2-1-2024	29,512	31,966
FNMA	5.50	6-1-2024	375,061	406,245
FNMA	5.50	7-1-2024	671,766	728,877
FNMA	5.50	5-1-2025	515,597	556,209
FNMA	5.50	8-1-2025	202,031	221,395
FNMA	5.50	7-1-2033	345,875	380,323
FNMA	5.50	9-1-2033	857,462	942,864
FNMA	5.50	11-1-2033	365,065	401,425
FNMA	5.50	7-1-2034	452,615	495,432
FNMA	5.50	9-1-2034	163,457	178,919
FNMA	5.50	10-1-2034	152,758	167,208
FNMA	5.50	12-1-2034	757,086	828,704
FNMA	5.50	1-1-2035	918,945	1,006,641
FNMA	5.50	1-1-2035	4,526,735	4,954,957
FNMA	5.50	8-1-2035	1,143,830	1,250,604
FNMA	5.50	8-1-2035	567,548	620,528
FNMA	5.50	8-1-2035	120,474	131,720
FNMA	5.50	9-1-2035	655,077	725,030
FNMA	5.50	12-1-2035	1,595,656	1,744,608
FNMA	5.50	1-1-2036	98,944	107,335
FNMA	5.50	1-1-2036	3,421,667	3,741,073
FNMA	5.50	2-1-2036	880,614	958,415
FNMA	5.50	4-1-2036	3,355,280	3,651,713
FNMA	5.50	4-1-2036	1,034,684	1,131,269
FNMA	5.50	9-1-2036	102,840	111,926
FNMA	5.50	2-1-2037	386,934	441,421
FNMA	5.50	3-1-2037	196,211	213,546
FNMA	5.50	5-1-2037	490,439	535,454
FNMA	5.50	6-1-2037	525,219	581,305
FNMA	5.50	2-1-2038	1,371,529	1,479,690
FNMA	5.50	2-1-2038	292,260	317,761
FNMA	5.50	2-1-2038	188,461	204,905
FNMA	5.50	2-1-2038	1,903,849	2,069,671
FNMA	5.50	4-1-2038	3,407,173	3,703,932
FNMA	5.50	5-1-2038	199,982	215,753
FNMA	5.50	5-1-2038	3,070,331	3,341,589
FNMA	5.50	6-1-2038	3,404,240	3,700,743
FNMA	5.50	6-1-2038	26,658	28,760
FNMA	5.50	7-1-2038	3,294,486	3,581,429
FNMA	5.50	8-1-2038	244,579	263,867
FNMA	5.50	9-1-2038	595,747	647,636
FNMA	5.50	9-1-2038	372,926	402,335
FNMA	5.50	11-1-2038	1,307,259	1,421,119
FNMA	5.50	1-1-2039	1,209,383	1,314,907
FNMA	5.50	1-1-2039	523,999	565,322
FNMA	5.50	5-1-2039	1,199,501	1,304,162
FNMA	5.50	6-1-2039	2,428,635	2,640,544
FNMA	5.50	2-1-2040	4,995,618	5,461,950
FNMA ±	5.53	1-1-2037	51,972	56,036
FNMA	5.63	7-15-2037	150,000	218,646
FNMA	6.00	4-1-2013	3,064	3,099
FNMA	6.00	8-1-2013	2,658	2,701
FNMA	6.00	1-1-2014	68,546	69,862

11

PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA	6.00%	1-1-2014	$17,898	$19,622
FNMA	6.00	4-1-2014	42,863	46,960
FNMA	6.00	7-1-2016	18,134	19,290
FNMA	6.00	9-1-2016	9,410	9,879
FNMA	6.00	11-1-2017	374,210	397,855
FNMA	6.00	11-1-2017	36,221	36,673
FNMA	6.00	1-1-2018	107,714	114,611
FNMA	6.00	1-1-2018	257,925	274,404
FNMA	6.00	5-1-2021	244,071	268,384
FNMA	6.00	5-1-2021	294,562	322,235
FNMA	6.00	9-1-2021	112,990	124,246
FNMA	6.00	8-1-2022	135,879	150,077
FNMA	6.00	10-1-2022	282,076	311,549
FNMA	6.00	2-1-2023	51,161	56,513
FNMA	6.00	7-1-2023	343,214	379,115
FNMA	6.00	10-1-2023	147,765	163,222
FNMA	6.00	11-1-2023	82,854	90,879
FNMA	6.00	12-1-2023	219,842	242,838
FNMA	6.00	9-1-2024	15,360	16,901
FNMA	6.00	11-1-2033	69,937	78,399
FNMA	6.00	8-1-2034	258,824	289,445
FNMA	6.00	9-1-2034	289,864	323,490
FNMA	6.00	10-1-2034	229,720	256,368
FNMA	6.00	11-1-2034	339,326	378,689
FNMA	6.00	3-1-2035	116,565	128,903
FNMA	6.00	1-1-2036	1,148,609	1,270,188
FNMA	6.00	3-1-2036	45,764	50,777
FNMA	6.00	4-18-2036	500,000	586,152
FNMA	6.00	9-1-2036	14,618	16,063
FNMA	6.00	9-1-2036	353,562	388,500
FNMA	6.00	9-1-2036	284,046	312,115
FNMA	6.00	11-1-2036	2,507,583	2,755,374
FNMA	6.00	1-1-2037	1,519,288	1,669,419
FNMA	6.00	2-1-2037	5,344	5,872
FNMA	6.00	3-1-2037	1,081,373	1,188,231
FNMA	6.00	4-1-2037	31,047	34,115
FNMA	6.00	5-1-2037	1,528,630	1,679,685
FNMA	6.00	5-1-2037	22,136	24,324
FNMA	6.00	6-1-2037	34,678	38,105
FNMA	6.00	7-1-2037	2,952,298	3,244,035
FNMA	6.00	8-1-2037	148,520	163,196
FNMA	6.00	8-1-2037	17,888	19,655
FNMA	6.00	8-1-2037	2,442,665	2,684,042
FNMA	6.00	8-1-2037	363,245	401,694
FNMA	6.00	9-1-2037	83,345	91,581
FNMA	6.00	9-1-2037	183,852	202,020
FNMA	6.00	9-1-2037	165,895	182,289
FNMA	6.00	9-1-2037	14,565	16,004
FNMA	6.00	9-1-2037	115,943	127,400
FNMA	6.00	9-1-2037	171,846	188,827
FNMA	6.00	9-1-2037	154,829	170,128
FNMA	6.00	9-1-2037	1,148,238	1,261,704
FNMA	6.00	9-1-2037	145,111	159,451
FNMA	6.00	10-1-2037	11,878	13,051
FNMA	6.00	10-1-2037	736,796	810,064
FNMA	6.00	10-1-2037	5,075	5,577
FNMA	6.00	10-1-2037	3,846,561	4,226,667
FNMA	6.00	10-1-2037	113,938	125,197
FNMA	6.00	10-1-2037	1,672,126	1,873,939
FNMA	6.00	10-1-2037	2,152,260	2,343,178
FNMA	6.00	10-1-2037	289,904	318,552
FNMA	6.00	11-1-2037	17,265	18,971
FNMA	6.00	11-1-2037	20,776	22,829
FNMA	6.00	11-1-2037	108,092	118,773
FNMA	6.00	11-1-2037	55,927	61,453

12

WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA	6.00%	11-1-2037	$116,473	$127,983
FNMA	6.00	12-1-2037	73,262	80,502
FNMA	6.00	1-1-2038	104,087	114,373
FNMA	6.00	1-1-2038	76,939	84,542
FNMA	6.00	1-1-2038	1,007,683	1,107,259
FNMA	6.00	2-1-2038	2,841	3,116
FNMA	6.00	2-1-2038	210,012	231,503
FNMA	6.00	2-1-2038	190,692	209,118
FNMA	6.00	5-1-2038	129,563	142,082
FNMA	6.00	6-1-2038	66,530	72,959
FNMA	6.00	7-1-2038	19,690	21,636
FNMA	6.00	7-1-2038	314,451	345,524
FNMA	6.00	7-1-2038	40,881	44,831
FNMA	6.00	7-1-2038	822,766	902,269
FNMA	6.00	7-1-2038	234,650	257,324
FNMA	6.00	8-1-2038	3,052	3,354
FNMA	6.00	8-1-2038	33,250	36,463
FNMA	6.00	8-1-2038	151,217	165,829
FNMA	6.00	8-1-2038	58,524	64,180
FNMA	6.00	8-1-2038	199,790	219,096
FNMA	6.00	8-1-2038	98,460	107,974
FNMA	6.00	9-1-2038	29,455	32,471
FNMA	6.00	9-1-2038	11,025	12,090
FNMA	6.00	9-1-2038	30,114	33,344
FNMA	6.00	9-1-2038	8,462	9,280
FNMA	6.00	9-1-2038	208,038	228,141
FNMA	6.00	9-1-2038	129,076	141,548
FNMA	6.00	9-1-2038	66,389	74,838
FNMA	6.00	9-1-2038	110,259	120,913
FNMA	6.00	9-1-2038	62,147	68,152
FNMA	6.00	9-1-2038	175,076	191,993
FNMA	6.00	9-1-2038	90,015	98,713
FNMA	6.00	9-1-2038	182,054	199,646
FNMA	6.00	9-1-2038	147,487	161,739
FNMA	6.00	10-1-2038	170,690	187,183
FNMA	6.00	10-1-2038	88,802	97,383
FNMA	6.00	10-1-2038	45,660	50,072
FNMA	6.00	10-1-2038	37,442	41,061
FNMA	6.00	11-1-2038	19,779	21,901
FNMA	6.00	11-1-2038	121,602	132,389
FNMA	6.00	11-1-2038	1,549,442	1,699,164
FNMA	6.00	11-1-2038	129,443	141,952
FNMA	6.00	11-1-2038	72,365	79,357
FNMA	6.00	11-1-2038	33,316	36,522
FNMA	6.00	11-1-2038	100,252	109,939
FNMA	6.00	12-1-2038	127,680	141,854
FNMA	6.00	12-1-2038	228,813	250,924
FNMA	6.00	12-1-2038	114,224	125,261
FNMA	6.00	1-1-2039	115,054	126,172
FNMA	6.00	1-1-2039	131,653	144,375
FNMA	6.00	3-1-2039	19,452	21,386
FNMA	6.00	4-1-2039	152,102	166,800
FNMA	6.00	9-1-2039	6,206	6,819
FNMA	6.00	9-1-2039	446,045	490,122
FNMA	6.00	4-1-2040	610,360	670,104
FNMA	6.21	8-6-2038	200,000	308,758
FNMA	6.50	8-1-2015	21,696	21,998
FNMA	6.50	6-1-2036	47,258	56,352
FNMA	6.50	7-1-2036	572,654	646,721
FNMA	6.50	9-1-2036	247,079	277,729
FNMA	6.50	9-1-2036	13,565	16,175
FNMA	6.50	12-1-2036	539,640	643,475
FNMA	6.50	4-1-2037	54,521	61,561
FNMA	6.50	5-1-2037	119,743	134,383
FNMA	6.50	5-1-2037	2,525	2,843

13

PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA	6.50%	6-1-2037	$519,271	$584,539
FNMA	6.50	6-1-2037	224,088	253,234
FNMA	6.50	8-1-2037	130,474	155,724
FNMA	6.50	9-1-2037	1,343,366	1,515,235
FNMA	6.50	9-1-2037	6,502	7,335
FNMA	6.50	10-1-2037	121,148	144,594
FNMA	6.50	10-1-2037	2,658,093	2,998,351
FNMA	6.50	10-1-2037	147,584	166,334
FNMA	6.50	11-1-2037	166,887	188,221
FNMA	6.50	11-1-2037	977,183	1,166,298
FNMA	6.50	11-1-2037	18,791	22,428
FNMA	6.50	1-1-2038	87,645	104,691
FNMA	6.50	3-1-2038	23,441	26,434
FNMA	6.50	7-1-2038	40,854	48,800
FNMA	6.50	9-1-2038	57,139	68,133
FNMA	6.50	9-1-2038	213,698	255,259
FNMA	6.50	9-1-2038	37,807	45,160
FNMA	6.50	9-1-2038	6,632	7,453
FNMA	6.50	10-1-2038	156,824	176,891
FNMA	6.50	1-1-2039	1,555,040	1,754,103
FNMA	6.50	2-1-2039	153,902	175,452
FNMA	6.50	10-1-2039	1,191,049	1,343,513
FNMA	6.63	11-15-2030	1,300,000	2,005,020
FNMA	7.00	6-1-2036	248,135	295,853
FNMA	7.00	5-1-2037	130,968	156,340
FNMA	7.00	8-1-2037	85,187	97,394
FNMA	7.00	10-1-2038	5,248	6,271
FNMA	7.13	1-15-2030	500,000	794,739
FNMA	7.25	5-15-2030	1,300,000	2,106,447
GNMA	3.00	9-15-2042	4,612,942	4,925,614
GNMA	3.00	9-15-2042	370,110	395,197
GNMA	3.00	11-15-2042	10,000,000	10,659,760
GNMA	3.50	12-15-2040	688,479	753,433
GNMA	3.50	1-15-2041	674,596	735,289
GNMA	3.50	10-15-2041	4,517,534	4,923,971
GNMA	3.50	3-20-2042	2,848,902	3,108,597
GNMA	3.50	4-20-2042	1,915,568	2,090,184
GNMA	3.50	5-15-2042	4,911,295	5,353,158
GNMA	3.50	6-15-2042	13,664,048	14,893,385
GNMA	3.50	6-20-2042	2,936,567	3,204,254
GNMA	3.50	7-15-2042	4,402,656	4,798,757
GNMA	3.50	10-20-2042	4,988,442	5,443,170
GNMA %%	3.50	12-1-2042	10,000,000	10,882,812
GNMA	4.00	6-15-2039	592,056	650,059
GNMA	4.00	7-15-2039	145,604	159,868
GNMA	4.00	7-15-2039	597,754	656,316
GNMA	4.00	8-15-2040	6,867,127	7,565,643
GNMA	4.00	9-15-2040	10,134,639	11,143,353
GNMA	4.00	10-15-2040	2,606,531	2,888,770
GNMA	4.00	12-15-2040	4,328,327	4,818,645
GNMA	4.00	1-15-2041	4,355,875	4,849,314
GNMA	4.00	1-15-2041	1,789,714	1,992,455
GNMA	4.00	7-15-2041	1,758,601	1,925,943
GNMA	4.00	11-20-2041	8,171,555	8,907,761
GNMA	4.00	4-20-2042	8,871,944	9,671,251
GNMA	4.50	3-15-2037	108,073	117,968
GNMA	4.50	3-15-2038	95,130	103,671
GNMA	4.50	3-15-2039	8,299,928	9,081,418
GNMA	4.50	3-15-2039	902,602	985,924
GNMA	4.50	4-15-2039	1,518,755	1,661,755
GNMA	4.50	5-15-2039	1,888,362	2,086,050
GNMA	4.50	6-15-2039	593,624	649,517
GNMA	4.50	6-15-2039	1,203,350	1,316,653
GNMA	4.50	7-15-2039	2,440,828	2,670,647
GNMA	4.50	7-15-2039	1,326,266	1,451,142

14

WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
GNMA	4.50%	9-15-2039	$964,295	$1,055,089
GNMA	4.50	9-15-2039	5,400,705	5,909,215
GNMA	4.50	10-15-2039	1,884,733	2,062,193
GNMA	4.50	12-15-2039	1,555,767	1,721,214
GNMA	4.50	1-15-2040	2,359,997	2,583,800
GNMA	4.50	4-15-2040	320,148	351,692
GNMA	4.50	5-15-2040	78,026	85,579
GNMA	4.50	5-15-2040	2,923,712	3,243,767
GNMA	4.50	5-15-2040	4,329,961	4,790,425
GNMA	4.50	6-15-2040	1,357,064	1,490,778
GNMA	4.50	6-15-2040	290,417	319,032
GNMA	4.50	6-15-2040	1,839,170	2,034,754
GNMA	4.50	7-15-2040	5,582,291	6,132,321
GNMA	4.50	9-15-2040	275,441	302,581
GNMA	4.50	9-15-2040	846,954	930,405
GNMA	4.50	9-15-2040	860,524	945,312
GNMA	4.50	10-15-2040	138,269	151,893
GNMA	4.50	10-15-2040	93,455	101,822
GNMA	4.50	11-15-2040	106,466	116,956
GNMA	4.50	11-15-2040	3,113,726	3,420,525
GNMA	4.50	12-15-2040	109,460	120,245
GNMA	4.50	2-15-2041	2,205,535	2,440,079
GNMA	4.50	3-15-2041	103,410	112,730
GNMA	4.50	3-15-2041	212,817	232,722
GNMA	4.50	4-15-2041	366,741	401,042
GNMA	4.50	4-15-2041	3,081,097	3,369,276
GNMA	4.50	4-15-2041	490,413	538,734
GNMA	4.50	5-15-2041	126,067	137,858
GNMA	4.50	6-15-2041	178,584	195,287
GNMA	4.50	6-15-2041	374,003	408,983
GNMA	4.50	6-15-2041	3,515,056	3,843,824
GNMA	4.50	7-15-2041	286,203	312,972
GNMA	4.50	10-15-2041	397,238	434,393
GNMA	4.50	10-15-2041	152,310	166,556
GNMA	4.50	10-15-2041	179,557	196,352
GNMA	4.50	11-20-2041	2,479,595	2,729,120
GNMA %%	4.50	12-1-2042	5,000,000	5,446,094
GNMA	5.00	3-15-2035	782,085	853,914
GNMA	5.00	5-15-2038	5,795,497	6,298,799
GNMA	5.00	8-15-2038	29,655	32,230
GNMA	5.00	12-15-2038	1,542,517	1,676,475
GNMA	5.00	3-15-2039	1,715,025	1,870,396
GNMA	5.00	3-15-2039	245,034	267,233
GNMA	5.00	5-15-2039	861,501	939,548
GNMA	5.00	6-15-2039	4,147,709	4,523,466
GNMA	5.00	7-15-2039	94,264	102,451
GNMA	5.00	9-15-2039	8,389,863	9,286,267
GNMA	5.00	11-15-2039	2,025,195	2,241,574
GNMA	5.00	1-15-2040	3,425,078	3,791,026
GNMA	5.00	2-15-2040	2,095,676	2,319,586
GNMA	5.00	3-15-2040	7,052,385	7,728,754
GNMA	5.00	5-15-2040	3,380,231	3,676,952
GNMA	5.00	7-15-2040	2,517,041	2,742,709
GNMA	5.00	7-15-2040	12,253	13,428
GNMA	5.00	9-15-2041	499,950	543,368
GNMA	5.00	5-20-2042	4,671,395	5,189,313
GNMA	5.50	9-15-2034	383,785	424,070
GNMA	5.50	11-15-2035	503,199	555,547
GNMA	5.50	12-15-2035	543,504	600,045
GNMA	5.50	2-15-2036	293,771	322,864
GNMA	5.50	3-15-2036	311,135	348,170
GNMA	5.50	2-15-2038	673,351	740,034
GNMA	5.50	2-15-2038	1,035,447	1,140,146
GNMA	5.50	3-15-2038	185,800	204,200
GNMA	5.50	6-15-2038	84,238	92,580

15

PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
GNMA	5.50%	8-15-2038	$3,509,139	$3,919,817
GNMA	5.50	8-15-2038	96,200	105,727
GNMA	5.50	9-15-2038	2,593,524	2,850,364
GNMA	5.50	9-15-2038	259,787	290,710
GNMA	5.50	9-15-2038	189,675	208,459
GNMA	5.50	10-15-2038	1,875,441	2,061,168
GNMA	5.50	12-15-2038	805,442	885,206
GNMA	5.50	1-15-2039	356,974	392,325
GNMA	5.50	7-15-2039	74,085	81,421
GNMA	5.50	10-15-2039	2,765,660	3,039,546
GNMA	5.50	2-15-2040	202,928	223,024
GNMA	5.50	2-15-2040	71,196	78,247
GNMA	5.50	3-15-2040	109,055	119,855
GNMA	5.50	3-15-2040	282,391	310,356
GNMA	5.50	7-15-2040	139,911	153,766
GNMA	5.50	2-15-2041	278,039	305,574
GNMA	5.50	4-15-2041	707,263	778,851
GNMA %%	5.50	11-1-2042	5,000,000	5,490,386
GNMA %%	5.50	1-1-2043	4,000,000	4,400,625
GNMA	6.00	12-15-2031	23,175	26,314
GNMA	6.00	6-15-2036	479,987	546,870
GNMA	6.00	8-15-2036	17,845	20,028
GNMA	6.00	5-15-2037	371,901	417,389
GNMA	6.00	5-15-2037	79,106	88,782
GNMA	6.00	5-15-2037	15,577	17,522
GNMA	6.00	6-15-2037	41,514	46,614
GNMA	6.00	6-15-2037	174,587	195,942
GNMA	6.00	7-15-2037	81,465	91,429
GNMA	6.00	8-15-2037	186,974	209,843
GNMA	6.00	8-15-2037	14,471	16,241
GNMA	6.00	1-15-2038	756,245	848,743
GNMA	6.00	1-15-2038	6,746	7,571
GNMA	6.00	2-15-2038	15,917	17,864
GNMA	6.00	7-15-2038	1,076,103	1,207,724
GNMA	6.00	8-15-2038	397,114	445,686
GNMA	6.00	8-15-2038	1,126,373	1,264,142
GNMA	6.00	8-15-2038	595,316	668,131
GNMA	6.00	9-15-2038	448,169	502,986
GNMA	6.00	9-15-2038	1,264,978	1,419,700
GNMA	6.00	9-15-2038	16,134	18,108
GNMA	6.00	9-15-2038	7,925	8,895
GNMA	6.00	9-15-2038	9,772	10,968
GNMA	6.00	10-15-2038	88,218	99,008
GNMA	6.00	10-15-2038	110,364	123,863
GNMA	6.00	10-15-2038	85,164	95,581
GNMA	6.00	10-15-2038	289,117	324,480
GNMA	6.00	10-15-2038	665,914	747,363
GNMA	6.00	11-15-2038	133,748	150,107
GNMA	6.00	12-15-2038	16,234	18,260
GNMA	6.00	12-15-2038	1,006,934	1,130,095
GNMA	6.00	1-15-2039	355,111	398,546
GNMA	6.00	1-15-2039	8,113	9,105
GNMA	6.00	2-15-2039	9,144	10,262
GNMA	6.00	6-15-2039	33,949	38,096
GNMA	6.00	8-15-2039	66,948	75,304
GNMA	6.00	8-15-2039	13,366	15,001
GNMA	6.00	10-15-2039	97,430	109,347
GNMA	6.00	11-15-2039	8,486	9,524
GNMA	6.00	12-15-2039	821,453	921,926
GNMA	6.00	3-15-2040	3,058	3,432
GNMA	6.00	3-15-2040	11,661	13,286
GNMA	6.00	12-15-2040	613,685	688,746
GNMA	6.50	11-15-2023	962	1,107
GNMA	6.50	12-15-2023	1,327	1,524
GNMA	6.50	9-15-2036	123,610	145,547

16

WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
GNMA	6.50%	9-15-2036	$145,526	$171,352
GNMA	6.50	10-15-2036	154,948	177,803
GNMA	6.50	12-15-2036	26,417	30,308
GNMA	6.50	2-15-2037	29,376	33,735
GNMA	6.50	12-15-2037	90,622	104,885
GNMA	6.50	4-15-2038	87,308	99,537
GNMA	6.50	5-15-2038	100,618	115,556
GNMA	6.50	5-15-2038	16,072	18,323
GNMA	6.50	7-15-2038	7,349	8,425
GNMA	6.50	8-15-2038	25,861	29,483
GNMA	6.50	8-15-2038	99,935	113,932
GNMA	6.50	10-15-2038	142,635	162,613
GNMA	6.50	11-15-2038	161,390	183,995
GNMA	6.50	11-15-2038	4,549	5,222
GNMA	6.50	12-15-2038	262,236	298,967
GNMA	6.50	2-15-2039	3,791	4,324
GNMA	7.00	3-15-2037	28,701	33,718
TVA	3.88	2-15-2021	1,320,000	1,547,976
TVA	4.50	4-1-2018	200,000	237,470
TVA	5.25	9-15-2039	400,000	536,744
TVA	5.50	7-18-2017	650,000	791,638
TVA	6.15	1-15-2038	400,000	595,005
TVA Series A	4.65	6-15-2035	200,000	243,251
TVA Series A	4.88	1-15-2048	200,000	256,097
TVA Series C	5.88	4-1-2036	300,000	426,808

Total Agency Securities (Cost $1,382,785,177)				1,436,673,986

Corporate Bonds and Notes : 21.26%

Consumer Discretionary : 2.01%

Auto Components : 0.03%
Borgwarner Incorporated	4.63	9-15-2020	100,000	111,077
Johnson Controls Incorporated	1.75	3-1-2014	200,000	202,834
Johnson Controls Incorporated	3.75	12-1-2021	500,000	535,966
Johnson Controls Incorporated	4.25	3-1-2021	120,000	132,570
Johnson Controls Incorporated	5.00	3-30-2020	100,000	115,065
Johnson Controls Incorporated	5.50	1-15-2016	250,000	283,484
Johnson Controls Incorporated	5.70	3-1-2041	240,000	293,536
O’Reilly Automotive Incorporated	3.80	9-1-2022	150,000	157,112
O’Reilly Automotive Incorporated	4.88	1-14-2021	45,000	50,314

				1,881,958

Automobiles : 0.02%
Ford Motor Company	7.45	7-16-2031	1,000,000	1,255,000

Diversified Consumer Services : 0.06%
Cornell University	5.45	2-1-2019	100,000	121,517
Dartmouth College	4.75	6-1-2019	75,000	88,594
Johns Hopkins University	5.25	7-1-2019	250,000	301,855
President & Fellows of Harvard College	4.88	10-15-2040	300,000	369,342
Princeton University	5.70	3-1-2039	500,000	684,615
Stanford University	4.75	5-1-2019	500,000	596,865
University of Pennsylvania §	4.67	9-1-2112	500,000	574,215
Vanderbilt University	5.25	4-1-2019	250,000	295,090
Yale University	2.90	10-15-2014	325,000	339,677

				3,371,770

Hotels, Restaurants & Leisure : 0.17%
Darden Restaurants Incorporated	3.35	11-1-2022	500,000	501,380
Darden Restaurants Incorporated	6.20	10-15-2017	105,000	125,554

17

PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value
Hotels, Restaurants & Leisure (continued)
Darden Restaurants Incorporated	6.80%	10-15-2037	$20,000	$25,412
Hyatt Hotels Corporation	3.88	8-15-2016	100,000	106,112
International Game Technology	5.50	6-15-2020	250,000	273,214
Marriott International Incorporated	3.00	3-1-2019	200,000	206,702
Marriott International Incorporated	5.81	11-10-2015	425,000	478,312
McDonald’s Corporation	2.63	1-15-2022	1,000,000	1,037,755
McDonald’s Corporation	3.50	7-15-2020	200,000	224,594
McDonald’s Corporation	3.63	5-20-2021	100,000	113,035
McDonald’s Corporation	3.70	2-15-2042	500,000	504,088
McDonald’s Corporation	5.35	3-1-2018	400,000	486,124
McDonald’s Corporation	5.80	10-15-2017	100,000	122,409
McDonald’s Corporation	6.30	3-1-2038	600,000	845,243
McDonald’s Corporation	6.30	10-15-2037	300,000	419,691
Starbucks Corporation	6.25	8-15-2017	500,000	605,790
Wyndham Worldwide Corporation	2.95	3-1-2017	1,000,000	1,008,261
Wyndham Worldwide Corporation	4.25	3-1-2022	500,000	517,145
Yum! Brands Incorporated	5.30	9-15-2019	250,000	295,675
Yum! Brands Incorporated	6.25	3-15-2018	600,000	736,619
Yum! Brands Incorporated	6.88	11-15-2037	50,000	69,927

				8,703,042

Household Durables : 0.03%
Leggett & Platt Incorporated	3.40	8-15-2022	100,000	103,970
MDC Holdings Incorporated	5.38	7-1-2015	65,000	70,602
Newell Rubbermaid Incorporated	4.00	6-15-2022	100,000	107,238
Newell Rubbermaid Incorporated	4.70	8-15-2020	200,000	222,966
Newell Rubbermaid Incorporated	6.25	4-15-2018	165,000	193,525
Whirlpool Corporation	4.70	6-1-2022	200,000	214,788
Whirlpool Corporation	4.85	6-15-2021	100,000	107,466
Whirlpool Corporation	8.60	5-1-2014	320,000	353,377

				1,373,932

Internet & Catalog Retail : 0.03%
Amazon.com Incorporated	0.65	11-27-2015	500,000	498,912
Amazon.com Incorporated	1.20	11-29-2017	250,000	249,302
Expedia Incorporated	5.95	8-15-2020	600,000	654,542

				1,402,756

Leisure Equipment & Products : 0.02%
Hasbro Incorporated	6.13	5-15-2014	300,000	322,262
Hasbro Incorporated	6.35	3-15-2040	155,000	195,650
Mattel Incorporated	2.50	11-1-2016	280,000	292,666
Mattel Incorporated	4.35	10-1-2020	100,000	110,330
Mattel Incorporated	6.20	10-1-2040	100,000	123,975

				1,044,883

Media : 1.26%
CBS Corporation	1.95	7-1-2017	200,000	204,783
CBS Corporation	4.63	5-15-2018	180,000	203,681
CBS Corporation	4.85	7-1-2042	200,000	209,481
CBS Corporation	7.88	7-30-2030	600,000	837,163
CBS Corporation	8.88	5-15-2019	500,000	680,923
Comcast Corporation	3.13	7-15-2022	500,000	521,927
Comcast Corporation	4.65	7-15-2042	548,000	579,542
Comcast Corporation	4.95	6-15-2016	350,000	396,526
Comcast Corporation	5.15	3-1-2020	500,000	596,862
Comcast Corporation	5.30	1-15-2014	500,000	526,270
Comcast Corporation	5.70	5-15-2018	500,000	607,407
Comcast Corporation	5.70	7-1-2019	1,000,000	1,230,529
Comcast Corporation	5.85	11-15-2015	500,000	570,907

18

WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value
Media (continued)
Comcast Corporation	5.88%	2-15-2018	$75,000	$91,219
Comcast Corporation	5.90	3-15-2016	975,000	1,127,361
Comcast Corporation	6.30	11-15-2017	500,000	617,235
Comcast Corporation	6.40	3-1-2040	500,000	652,608
Comcast Corporation	6.45	3-15-2037	900,000	1,166,422
Comcast Corporation	6.50	11-15-2035	550,000	710,678
Comcast Corporation	6.55	7-1-2039	650,000	860,969
Comcast Corporation	6.95	8-15-2037	400,000	541,928
Cox Communications Incorporated	5.45	12-15-2014	58,000	63,463
DIRECTV Holdings LLC	2.40	3-15-2017	1,000,000	1,024,667
DIRECTV Holdings LLC	3.55	3-15-2015	285,000	300,040
DIRECTV Holdings LLC	3.80	3-15-2022	500,000	509,946
DIRECTV Holdings LLC	4.60	2-15-2021	350,000	379,126
DIRECTV Holdings LLC	4.75	10-1-2014	500,000	534,143
DIRECTV Holdings LLC	5.00	3-1-2021	700,000	781,134
DIRECTV Holdings LLC	5.15	3-15-2042	500,000	501,165
DIRECTV Holdings LLC	5.20	3-15-2020	330,000	375,839
DIRECTV Holdings LLC	5.88	10-1-2019	1,000,000	1,187,938
DIRECTV Holdings LLC	6.00	8-15-2040	400,000	435,219
DIRECTV Holdings LLC	6.35	3-15-2040	145,000	165,348
DIRECTV Holdings LLC	6.38	3-1-2041	500,000	577,077
Discovery Communications LLC	3.30	5-15-2022	250,000	261,027
Discovery Communications LLC	3.70	6-1-2015	250,000	267,037
Discovery Communications LLC	4.38	6-15-2021	300,000	339,364
Discovery Communications LLC	4.95	5-15-2042	250,000	271,089
Discovery Communications LLC	5.05	6-1-2020	750,000	880,101
Discovery Communications LLC	5.63	8-15-2019	250,000	301,362
Discovery Communications LLC	6.35	6-1-2040	250,000	318,603
Interpublic Group of Companies	4.00	3-15-2022	1,000,000	1,011,875
McGraw-Hill Company Incorporated	5.90	11-15-2017	250,000	292,368
NBCUniversal Media LLC	2.10	4-1-2014	500,000	509,728
NBCUniversal Media LLC	2.88	4-1-2016	500,000	529,577
NBCUniversal Media LLC	2.88	1-15-2023	500,000	502,582
NBCUniversal Media LLC	3.65	4-30-2015	300,000	319,979
NBCUniversal Media LLC	4.38	4-1-2021	1,500,000	1,702,131
NBCUniversal Media LLC	4.45	1-15-2043	1,000,000	1,000,997
NBCUniversal Media LLC	5.95	4-1-2041	500,000	610,419
NBCUniversal Media LLC	6.40	4-30-2040	1,000,000	1,279,829
News America Incorporated	4.50	2-15-2021	500,000	571,435
News America Incorporated	5.30	12-15-2014	180,000	196,260
News America Incorporated	6.15	2-15-2041	735,000	922,901
News America Incorporated	6.40	12-15-2035	750,000	936,280
News America Incorporated	6.65	11-15-2037	600,000	770,364
News America Incorporated	6.90	3-1-2019	1,300,000	1,644,262
News America Incorporated	6.90	8-15-2039	500,000	665,902
News America Incorporated	8.15	10-17-2036	250,000	345,662
Omnicom Group Incorporated	4.45	8-15-2020	90,000	100,041
Omnicom Group Incorporated	5.90	4-15-2016	500,000	572,760
Omnicom Group Incorporated	6.25	7-15-2019	650,000	798,732
TCI Communications Incorporated	7.13	2-15-2028	350,000	467,212
TCI Communications Incorporated	8.75	8-1-2015	500,000	601,669
Thompson Reuters Corporation	5.85	4-15-2040	134,000	165,864
Thompson Reuters Corporation	6.50	7-15-2018	500,000	626,149
Time Warner Cable Incorporated	3.50	2-1-2015	250,000	264,428
Time Warner Cable Incorporated	4.00	1-15-2022	300,000	328,362
Time Warner Cable Incorporated	4.13	2-15-2021	500,000	548,732
Time Warner Cable Incorporated	4.50	9-15-2042	100,000	97,363
Time Warner Cable Incorporated	4.70	1-15-2021	250,000	286,864
Time Warner Cable Incorporated	4.88	3-15-2020	500,000	583,403
Time Warner Cable Incorporated	5.00	2-1-2020	535,000	624,944
Time Warner Cable Incorporated	5.85	5-1-2017	500,000	592,427
Time Warner Cable Incorporated	6.20	3-15-2040	300,000	375,015
Time Warner Cable Incorporated	6.55	5-1-2037	500,000	622,140
Time Warner Cable Incorporated	6.63	5-15-2029	800,000	1,030,471
Time Warner Cable Incorporated	6.75	7-1-2018	2,000,000	2,503,570

19

PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value
Media (continued)
Time Warner Cable Incorporated	6.75%	6-15-2039	$500,000	$637,027
Time Warner Cable Incorporated	7.30	7-1-2038	800,000	1,066,141
Time Warner Cable Incorporated	7.50	4-1-2014	150,000	163,148
Time Warner Cable Incorporated	7.63	4-15-2031	825,000	1,130,314
Time Warner Cable Incorporated	8.25	2-14-2014	150,000	163,224
Time Warner Cable Incorporated	8.25	4-1-2019	650,000	866,557
Time Warner Cable Incorporated	8.38	3-15-2023	250,000	356,943
Time Warner Cable Incorporated	8.75	2-14-2019	204,000	276,481
Time Warner Cable Incorporated	9.15	2-1-2023	250,000	366,700
Time Warner Entertainment Company LP	8.38	7-15-2033	300,000	436,608
Time Warner Incorporated	3.40	6-15-2022	100,000	104,339
Time Warner Incorporated	4.90	6-15-2042	51,000	54,280
Time Warner Incorporated	5.88	11-15-2016	1,500,000	1,765,679
Time Warner Incorporated	5.88	11-15-2040	250,000	288,811
Time Warner Incorporated	6.25	3-29-2041	500,000	626,670
Time Warner Incorporated	6.50	11-15-2036	252,000	316,178
Time Warner Incorporated	7.57	2-1-2024	250,000	332,980
Time Warner Incorporated	7.70	5-1-2032	700,000	974,950
Viacom Incorporated	1.25	2-27-2015	100,000	101,014
Viacom Incorporated	2.50	12-15-2016	1,000,000	1,047,823
Viacom Incorporated	3.50	4-1-2017	100,000	108,435
Viacom Incorporated	4.38	9-15-2014	150,000	159,336
Viacom Incorporated	4.50	3-1-2021	500,000	568,202
Viacom Incorporated	5.50	5-15-2033	200,000	219,644
Viacom Incorporated	5.63	9-15-2019	150,000	180,963
Viacom Incorporated	6.13	10-5-2017	250,000	301,271
Viacom Incorporated	6.75	10-5-2037	50,000	66,045
Viacom Incorporated	6.88	4-30-2036	680,000	927,530
Walt Disney Company	1.35	8-16-2016	500,000	508,382
Walt Disney Company	2.55	2-15-2022	250,000	256,907
Walt Disney Company	2.75	8-16-2021	500,000	518,997
Walt Disney Company	4.13	12-1-2041	500,000	535,364
Walt Disney Company	4.38	8-16-2041	250,000	288,206
Walt Disney Company	4.50	12-15-2013	700,000	729,323
Walt Disney Company	5.50	3-15-2019	500,000	609,471
Walt Disney Company	5.63	9-15-2016	250,000	292,676
Walt Disney Company	7.00	3-1-2032	75,000	110,790

				64,868,215

Multiline Retail : 0.18%
Kohl’s Corporation	3.25	2-1-2023	150,000	149,152
Kohl’s Corporation	6.00	1-15-2033	65,000	76,343
Kohl’s Corporation	6.25	12-15-2017	500,000	611,669
Macy’s Retail Holdings Incorporated	5.75	7-15-2014	355,000	382,176
Macy’s Retail Holdings Incorporated	5.90	12-1-2016	356,000	418,575
Macy’s Retail Holdings Incorporated	6.70	7-15-2034	500,000	614,985
Macy’s Retail Holdings Incorporated	6.90	4-1-2029	500,000	606,103
Macys Retail Holdings Incorporated	3.88	1-15-2022	200,000	214,883
Nordstrom Incorporated	4.75	5-1-2020	135,000	158,243
Nordstrom Incorporated	6.25	1-15-2018	500,000	610,688
Nordstrom Incorporated	6.75	6-1-2014	60,000	65,367
Target Corporation	1.13	7-18-2014	105,000	106,074
Target Corporation	2.90	1-15-2022	750,000	799,766
Target Corporation	4.00	7-1-2042	500,000	512,803
Target Corporation	5.38	5-1-2017	350,000	415,532
Target Corporation	5.88	7-15-2016	300,000	353,519
Target Corporation	6.00	1-15-2018	500,000	619,525
Target Corporation	6.50	10-15-2037	400,000	561,830
Target Corporation	7.00	7-15-2031	500,000	686,341
Target Corporation	7.00	1-15-2038	800,000	1,179,010

				9,142,584

20

WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value
Specialty Retail : 0.20%
Advance Auto Parts Incorporated	4.50%	1-15-2022	$100,000	$102,008
AutoZone Incorporated	2.88	1-15-2023	250,000	245,860
AutoZone Incorporated	5.75	1-15-2015	150,000	164,766
AutoZone Incorporated	6.50	1-15-2014	450,000	476,911
Family Dollar Stores Incorporated	5.00	2-1-2021	100,000	108,591
Gap Incorporated	5.95	4-12-2021	700,000	797,887
Home Depot Incorporated	3.95	9-15-2020	400,000	457,589
Home Depot Incorporated	4.40	4-1-2021	500,000	590,893
Home Depot Incorporated	5.25	12-16-2013	550,000	577,369
Home Depot Incorporated	5.40	3-1-2016	680,000	781,032
Home Depot Incorporated	5.40	9-15-2040	200,000	252,830
Home Depot Incorporated	5.88	12-16-2036	1,000,000	1,324,286
Home Depot Incorporated	5.95	4-1-2041	500,000	680,723
Lowe’s Companies Incorporated	3.75	4-15-2021	150,000	167,349
Lowe’s Companies Incorporated	4.63	4-15-2020	400,000	466,585
Lowe’s Companies Incorporated	4.65	4-15-2042	500,000	557,711
Lowe’s Companies Incorporated	5.00	10-15-2015	600,000	672,696
Lowe’s Companies Incorporated	5.80	10-15-2036	250,000	316,781
Lowe’s Companies Incorporated	5.80	4-15-2040	110,000	141,570
Lowe’s Companies Incorporated	6.50	3-15-2029	75,000	97,120
Lowe’s Companies Incorporated	6.65	9-15-2037	350,000	480,971
O’Reilly Automotive Incorporated	4.63	9-15-2021	150,000	165,653
Staples Incorporated	9.75	1-15-2014	500,000	546,856
TJX Companies Incorporated	4.20	8-15-2015	250,000	273,355
TJX Companies Incorporated	6.95	4-15-2019	85,000	109,918

				10,557,310

Textiles, Apparel & Luxury Goods : 0.01%
VF Corporation	5.95	11-1-2017	100,000	119,099
VF Corporation	6.45	11-1-2037	150,000	204,563

				323,662

Consumer Staples : 1.97%

Beverages : 0.54%
Anheuser-Busch Companies Incorporated	1.50	7-14-2014	300,000	304,557
Anheuser-Busch Companies Incorporated	3.75	7-15-2042	36,000	36,231
Anheuser-Busch Companies Incorporated	5.50	1-15-2018	200,000	241,317
Anheuser-Busch Companies Incorporated	5.60	3-1-2017	50,000	59,274
Anheuser-Busch Companies Incorporated	5.75	4-1-2036	250,000	322,482
Anheuser-Busch InBev Worldwide Incorporated	2.50	7-15-2022	2,000,000	2,007,466
Anheuser-Busch InBev Worldwide Incorporated	2.88	2-15-2016	45,000	47,883
Anheuser-Busch InBev Worldwide Incorporated	4.13	1-15-2015	625,000	669,859
Anheuser-Busch InBev Worldwide Incorporated	4.38	2-15-2021	30,000	35,221
Anheuser-Busch InBev Worldwide Incorporated	5.00	4-15-2020	1,000,000	1,206,959
Anheuser-Busch InBev Worldwide Incorporated	5.38	11-15-2014	1,000,000	1,089,107
Anheuser-Busch InBev Worldwide Incorporated	5.38	1-15-2020	900,000	1,104,674
Anheuser-Busch InBev Worldwide Incorporated	6.38	1-15-2040	750,000	1,050,320
Anheuser-Busch InBev Worldwide Incorporated	7.75	1-15-2019	1,500,000	2,014,670
Anheuser-Busch InBev Worldwide Incorporated	8.20	1-15-2039	500,000	820,510
Bottling Group LLC	6.95	3-15-2014	750,000	810,119
Brown-Forman Corporation	2.50	1-15-2016	100,000	105,030
Coca Cola Company	0.75	3-13-2015	350,000	352,768
Coca Cola Company	1.50	11-15-2015	500,000	513,795
Coca Cola Company	3.15	11-15-2020	1,010,000	1,109,251
Coca-Cola Company	1.65	3-14-2018	1,100,000	1,133,319
Coca-Cola Company	1.80	9-1-2016	660,000	683,320
Coca-Cola Company	3.30	9-1-2021	70,000	77,463
Coca-Cola Company	3.63	3-15-2014	300,000	312,003
Coca-Cola Enterprises Incorporated	2.00	8-19-2016	100,000	103,229
Coca-Cola Enterprises Incorporated	3.50	9-15-2020	500,000	535,276
Coca-Cola Enterprises Incorporated	4.50	9-1-2021	100,000	114,209

21

PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value
Beverages (continued)
Diageo Investment Corporation	2.88%	5-11-2022	$600,000	$625,679
Diageo Investment Corporation	4.25	5-11-2042	250,000	270,568
Diageo Investment Corporation	7.45	4-15-2035	150,000	229,441
Dr Pepper Snapple Group Incorporated	2.90	1-15-2016	500,000	528,900
Dr Pepper Snapple Group Incorporated	3.20	11-15-2021	250,000	261,291
Dr Pepper Snapple Group Incorporated	7.45	5-1-2038	100,000	147,904
Fortune Brands Incorporated	5.38	1-15-2016	36,000	40,449
Fortune Brands Incorporated	6.38	6-15-2014	250,000	270,522
Molson Coors Brewing Company	5.00	5-1-2042	750,000	839,278
PepsiCo Americas Incorporated	4.38	2-15-2014	500,000	522,427
PepsiCo Incorporated	1.25	8-13-2017	100,000	101,197
PepsiCo Incorporated	2.75	3-5-2022	370,000	383,294
PepsiCo Incorporated	3.00	8-25-2021	250,000	267,513
PepsiCo Incorporated	3.10	1-15-2015	700,000	736,414
PepsiCo Incorporated	3.13	11-1-2020	1,000,000	1,082,178
PepsiCo Incorporated	3.60	8-13-2042	250,000	243,134
PepsiCo Incorporated	3.75	3-1-2014	500,000	520,233
PepsiCo Incorporated	4.00	3-5-2042	500,000	521,702
PepsiCo Incorporated	4.50	1-15-2020	200,000	234,200
PepsiCo Incorporated	5.00	6-1-2018	1,000,000	1,194,930
PepsiCo Incorporated	5.50	1-15-2040	300,000	383,789
PepsiCo Incorporated	7.90	11-1-2018	500,000	682,973
PepsiCo Incorporated Series B	7.00	3-1-2029	600,000	876,928

				27,825,256

Food & Staples Retailing : 0.50%
Costco Wholesale Corporation	5.50	3-15-2017	400,000	473,194
CVS Caremark Corporation	3.25	5-18-2015	250,000	265,325
CVS Caremark Corporation	4.75	5-18-2020	250,000	295,180
CVS Caremark Corporation	5.75	6-1-2017	400,000	480,508
CVS Caremark Corporation	5.75	5-15-2041	300,000	369,626
CVS Caremark Corporation	6.13	8-15-2016	250,000	295,973
CVS Caremark Corporation	6.13	9-15-2039	700,000	894,821
CVS Caremark Corporation	6.25	6-1-2027	515,000	687,016
CVS Caremark Corporation	6.60	3-15-2019	700,000	912,324
Delhaize America Incorporated	9.00	4-15-2031	500,000	620,142
Kroger Company	2.20	1-15-2017	200,000	206,304
Kroger Company	3.40	4-15-2022	250,000	260,027
Kroger Company	3.90	10-1-2015	150,000	162,187
Kroger Company	4.95	1-15-2015	100,000	108,112
Kroger Company	5.00	4-15-2042	250,000	269,481
Kroger Company	6.15	1-15-2020	800,000	982,342
Kroger Company	6.90	4-15-2038	300,000	398,041
Kroger Company	7.50	1-15-2014	250,000	268,634
Kroger Company	7.50	4-1-2031	75,000	98,353
Safeway Incorporated «	4.75	12-1-2021	500,000	517,909
Safeway Incorporated	5.00	8-15-2019	750,000	804,275
Safeway Incorporated	6.25	3-15-2014	500,000	529,276
Safeway Incorporated	7.25	2-1-2031	75,000	82,599
Sysco Corporation	0.55	6-12-2015	100,000	99,990
Sysco Corporation	5.25	2-12-2018	300,000	360,272
Sysco Corporation	6.63	3-17-2039	200,000	293,215
Wal-Mart Stores Incorporated	1.50	10-25-2015	250,000	256,986
Wal-Mart Stores Incorporated	1.63	4-15-2014	350,000	356,150
Wal-Mart Stores Incorporated	2.25	7-8-2015	1,250,000	1,303,814
Wal-Mart Stores Incorporated	2.88	4-1-2015	150,000	157,594
Wal-Mart Stores Incorporated	3.20	5-15-2014	500,000	520,069
Wal-Mart Stores Incorporated	3.25	10-25-2020	750,000	824,073
Wal-Mart Stores Incorporated	3.63	7-8-2020	1,100,000	1,231,395
Wal-Mart Stores Incorporated	4.25	4-15-2021	500,000	588,486
Wal-Mart Stores Incorporated	4.88	7-8-2040	850,000	1,009,558
Wal-Mart Stores Incorporated	5.25	9-1-2035	825,000	1,016,924
Wal-Mart Stores Incorporated	5.63	4-15-2041	1,000,000	1,326,897
Wal-Mart Stores Incorporated	5.80	2-15-2018	700,000	864,136

22

WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value
Food & Staples Retailing (continued)
Wal-Mart Stores Incorporated	5.88%	4-5-2027	$100,000	$135,443
Wal-Mart Stores Incorporated	6.20	4-15-2038	1,000,000	1,381,505
Wal-Mart Stores Incorporated	6.50	8-15-2037	1,000,000	1,421,037
Wal-Mart Stores Incorporated	7.55	2-15-2030	500,000	746,210
Walgreen Company	3.10	9-15-2022	1,000,000	1,016,380
Walgreen Company	4.40	9-15-2042	500,000	509,677
Walgreen Company	5.25	1-15-2019	250,000	294,687

				25,696,147

Food Products : 0.46%
Archer-Daniels Midland Company 144A	4.02	4-16-2043	840,000	849,127
Archer-Daniels-Midland Company	4.48	3-1-2021	535,000	614,835
Archer-Daniels-Midland Company	5.38	9-15-2035	350,000	422,423
Archer-Daniels-Midland Company	5.45	3-15-2018	100,000	120,488
Campbell Soup Company	2.50	8-2-2022	121,000	120,833
Campbell Soup Company	3.38	8-15-2014	300,000	314,012
Campbell Soup Company	4.50	2-15-2019	285,000	326,024
ConAgra Foods Incorporated	1.35	9-10-2015	350,000	350,244
ConAgra Foods Incorporated	2.10	3-15-2018	100,000	100,457
ConAgra Foods Incorporated	3.25	9-15-2022	500,000	501,400
ConAgra Foods Incorporated	7.00	4-15-2019	500,000	621,036
ConAgra Foods Incorporated	8.25	9-15-2030	120,000	167,260
General Mills Incorporated	5.40	6-15-2040	345,000	431,594
General Mills Incorporated	5.65	2-15-2019	1,000,000	1,226,923
General Mills Incorporated	5.70	2-15-2017	100,000	118,316
H.J. Heinz Company	2.85	3-1-2022	1,000,000	1,030,786
H.J. Heinz Company	6.75	3-15-2032	250,000	321,818
Hershey Company	4.13	12-1-2020	500,000	573,475
Hormel Foods Corporation	4.13	4-15-2021	100,000	113,190
Ingredion Incorporated	1.80	9-25-2017	150,000	149,737
Ingredion Incorporated	4.63	11-1-2020	300,000	338,216
J.M. Smucker Company	3.50	10-15-2021	300,000	322,076
Kellogg Company	3.25	5-21-2018	65,000	71,344
Kellogg Company	4.00	12-15-2020	350,000	393,495
Kellogg Company	4.15	11-15-2019	300,000	342,769
Kellogg Company	4.45	5-30-2016	300,000	333,647
Kellogg Company Series B	7.45	4-1-2031	350,000	488,551
Kraft Foods Group Incorporated 144A	1.63	6-4-2015	300,000	304,658
Kraft Foods Group Incorporated 144A	3.50	6-6-2022	750,000	800,253
Kraft Foods Group Incorporated 144A	6.13	8-23-2018	500,000	616,103
Kraft Foods Incorporated	4.13	2-9-2016	1,500,000	1,640,906
Kraft Foods Incorporated 144A	5.00	6-4-2042	1,000,000	1,119,263
Kraft Foods Incorporated	5.38	2-10-2020	1,250,000	1,520,018
Kraft Foods Incorporated	6.13	8-23-2018	1,000,000	1,236,492
Kraft Foods Incorporated	6.50	8-11-2017	250,000	307,111
Kraft Foods Incorporated	6.50	11-1-2031	384,000	493,483
Kraft Foods Incorporated 144A	6.50	2-9-2040	500,000	660,269
Kraft Foods Incorporated	6.50	2-9-2040	950,000	1,282,279
Kraft Foods Incorporated	6.88	2-1-2038	600,000	822,934
Kraft Foods Incorporated	6.88	1-26-2039	100,000	138,525
Kraft Foods Incorporated	7.00	8-11-2037	360,000	497,731
McCormick & Company	3.90	7-15-2021	75,000	83,081
Mead Johnson Nutrition Company	3.50	11-1-2014	200,000	209,413
Mead Johnson Nutrition Company	4.90	11-1-2019	250,000	287,217
Mead Johnson Nutrition Company	5.90	11-1-2039	100,000	123,443
Ralcorp Holdings Incorporated	6.63	8-15-2039	200,000	238,122
Sara Lee Corporation	4.10	9-15-2020	266,000	282,999
Tyson Foods Incorporated	4.50	6-15-2022	500,000	538,600

				23,966,976

Household Products : 0.18%
Church & Dwight Company Incorporated	2.88	10-1-2022	107,000	109,758

23

PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value
Household Products (continued)
Clorox Company	3.05%	9-15-2022	$161,000	$166,720
Clorox Company	5.00	1-15-2015	300,000	324,385
Clorox Company	5.95	10-15-2017	90,000	107,827
Colgate-Palmolive Company	1.95	2-1-2023	500,000	492,446
Colgate-Palmolive Company	2.30	5-3-2022	500,000	509,956
Colgate-Palmolive Company	2.95	11-1-2020	200,000	216,630
Colgate-Palmolive Company	5.20	11-7-2016	100,000	117,134
Colgate-Palmolive Company Series F	3.15	8-5-2015	340,000	363,611
Kimberly-Clark Corporation	3.63	8-1-2020	750,000	843,125
Kimberly-Clark Corporation	5.30	3-1-2041	245,000	320,839
Kimberly-Clark Corporation	6.13	8-1-2017	200,000	247,043
Kimberly-Clark Corporation	6.63	8-1-2037	200,000	293,896
Kimberly-Clark Corporation	7.50	11-1-2018	100,000	134,068
Procter & Gamble Company	1.45	8-15-2016	1,000,000	1,024,792
Procter & Gamble Company	1.80	11-15-2015	400,000	415,490
Procter & Gamble Company	3.50	2-15-2015	1,000,000	1,064,616
Procter & Gamble Company	4.70	2-15-2019	500,000	596,060
Procter & Gamble Company	4.85	12-15-2015	500,000	562,474
Procter & Gamble Company	5.50	2-1-2034	350,000	453,742
Procter & Gamble Company	5.55	3-5-2037	500,000	680,196
Procter & Gamble Company	5.80	8-15-2034	100,000	134,678

				9,179,486

Personal Products : 0.02%
Avon Products Incorporated «	4.20	7-15-2018	350,000	358,640
Avon Products Incorporated	5.63	3-1-2014	500,000	525,210
Estee Lauder Companies Incorporated	6.00	5-15-2037	200,000	261,865

				1,145,715

Tobacco : 0.27%
Altria Group Incorporated	2.85	8-9-2022	750,000	742,086
Altria Group Incorporated	4.13	9-11-2015	500,000	544,332
Altria Group Incorporated	4.25	8-9-2042	250,000	247,737
Altria Group Incorporated	4.75	5-5-2021	500,000	569,993
Altria Group Incorporated	9.25	8-6-2019	1,000,000	1,392,366
Altria Group Incorporated	9.70	11-10-2018	355,000	500,863
Altria Group Incorporated	9.95	11-10-2038	350,000	577,664
Altria Group Incorporated	10.20	2-6-2039	500,000	841,026
Lorillard Tobacco Company	2.30	8-21-2017	100,000	101,621
Lorillard Tobacco Company	3.50	8-4-2016	45,000	47,736
Lorillard Tobacco Company «	6.88	5-1-2020	250,000	305,235
Lorillard Tobacco Company	8.13	6-23-2019	155,000	198,558
Lorillard Tobacco Company	8.13	5-1-2040	250,000	335,532
Philip Morris International Incorporated	1.63	3-20-2017	500,000	513,136
Philip Morris International Incorporated	2.50	5-16-2016	500,000	528,375
Philip Morris International Incorporated	2.50	8-22-2022	250,000	251,588
Philip Morris International Incorporated	3.88	8-21-2042	250,000	253,132
Philip Morris International Incorporated	4.38	11-15-2041	500,000	540,613
Philip Morris International Incorporated	4.50	3-26-2020	750,000	881,561
Philip Morris International Incorporated	4.50	3-20-2042	500,000	547,088
Philip Morris International Incorporated	5.65	5-16-2018	700,000	855,171
Philip Morris International Incorporated	6.38	5-16-2038	600,000	829,311
Philip Morris International Incorporated	6.88	3-17-2014	750,000	811,282
Reynolds American Incorporated	7.25	6-15-2037	200,000	265,124
Reynolds American Incorporated	7.63	6-1-2016	1,000,000	1,199,578
UST Incorporated	5.75	3-1-2018	100,000	119,948

				14,000,656

24

WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value
Energy : 1.60%

Energy Equipment & Services : 0.14%
Baker Hughes Incorporated	5.13%	9-15-2040	$500,000	$610,683
Baker Hughes Incorporated	6.88	1-15-2029	250,000	349,270
Baker Hughes Incorporated	7.50	11-15-2018	375,000	500,532
Cameron International Corporation	4.50	6-1-2021	200,000	225,272
Cameron International Corporation	5.95	6-1-2041	100,000	125,718
Cameron International Corporation	7.00	7-15-2038	100,000	137,700
Diamond Offshore Drilling Incorporated	5.70	10-15-2039	300,000	389,741
Diamond Offshore Drilling Incorporated	5.88	5-1-2019	365,000	454,450
FMC Technologies Incorporated	3.45	10-1-2022	100,000	102,411
Halliburton Company	4.50	11-15-2041	250,000	280,076
Halliburton Company	6.15	9-15-2019	350,000	443,504
Halliburton Company	7.45	9-15-2039	650,000	980,082
National Oilwell Varco Incorporated	2.60	12-1-2022	1,000,000	1,012,410
Petrohawk Energy Corporation	6.25	6-1-2019	1,250,000	1,426,544
Rowan Companies Incorporated	7.88	8-1-2019	300,000	373,752

				7,412,145

Oil, Gas & Consumable Fuels : 1.46%
Anadarko Petroleum Corporation	5.95	9-15-2016	600,000	695,819
Anadarko Petroleum Corporation	6.20	3-15-2040	300,000	370,145
Anadarko Petroleum Corporation	6.38	9-15-2017	500,000	600,246
Anadarko Petroleum Corporation	6.45	9-15-2036	750,000	939,916
Anadarko Petroleum Corporation	7.63	3-15-2014	500,000	540,066
Anadarko Petroleum Corporation	8.70	3-15-2019	450,000	613,773
Apache Corporation	3.25	4-15-2022	500,000	533,920
Apache Corporation	3.63	2-1-2021	500,000	549,546
Apache Corporation	4.75	4-15-2043	1,000,000	1,092,331
Apache Corporation	5.10	9-1-2040	350,000	402,306
Apache Corporation	5.25	2-1-2042	100,000	117,478
Apache Corporation	5.63	1-15-2017	380,000	447,784
Apache Corporation	6.00	1-15-2037	500,000	639,715
BJ Services Company	6.00	6-1-2018	150,000	184,922
Boardwalk Pipelines LP	3.38	2-1-2023	100,000	98,373
Boardwalk Pipelines LP	5.75	9-15-2019	150,000	171,014
Boardwalk Pipelines LP	5.88	11-15-2016	100,000	112,368
Buckeye Partners LP	4.88	2-1-2021	560,000	581,298
Buckeye Partners LP	5.50	8-15-2019	150,000	164,790
Buckeye Partners LP	6.05	1-15-2018	100,000	113,295
Centerpoint Energy Resources Corporation	6.00	5-15-2018	100,000	121,642
Chevron Corporation	3.95	3-3-2014	600,000	625,261
Chevron Corporation	4.95	3-3-2019	500,000	598,953
ConocoPhillips Company	4.60	1-15-2015	500,000	542,177
ConocoPhillips Company	4.75	2-1-2014	380,000	398,447
ConocoPhillips Company	5.75	2-1-2019	1,250,000	1,551,591
ConocoPhillips Company	5.90	10-15-2032	250,000	324,624
ConocoPhillips Company	5.90	5-15-2038	100,000	132,203
ConocoPhillips Company	6.00	1-15-2020	750,000	961,318
ConocoPhillips Company	6.50	2-1-2039	900,000	1,276,949
ConocoPhillips Company	6.95	4-15-2029	300,000	424,169
Devon Energy Corporation	2.40	7-15-2016	200,000	207,857
Devon Energy Corporation	3.25	5-15-2022	500,000	522,015
Devon Energy Corporation	4.00	7-15-2021	200,000	221,459
Devon Energy Corporation	4.75	5-15-2042	500,000	536,694
Devon Energy Corporation	5.60	7-15-2041	200,000	240,171
Devon Energy Corporation	6.30	1-15-2019	600,000	750,211
Devon Energy Corporation	7.95	4-15-2032	500,000	733,551
El Paso Natural Gas Company	5.95	4-15-2017	150,000	174,568
El Paso Natural Gas Company	8.38	6-15-2032	650,000	936,666
El Paso Pipeline Partners Operating LLC	4.70	11-1-2042	100,000	98,356
Enbridge Energy Partners LP	5.20	3-15-2020	380,000	432,519
Enbridge Energy Partners LP	5.50	9-15-2040	200,000	224,526
Enbridge Energy Partners LP	5.88	12-15-2016	65,000	75,692

25

PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value
Oil, Gas & Consumable Fuels (continued)
Enbridge Energy Partners LP	6.50%	4-15-2018	$200,000	$245,554
Enbridge Energy Partners LP	7.50	4-15-2038	270,000	368,624
Enbridge Energy Partners LP	9.88	3-1-2019	125,000	170,430
Enbridge Incorporated	5.80	6-15-2014	300,000	322,254
Energen Corporation	4.63	9-1-2021	100,000	105,578
Energy Transfer Partners LP	4.65	6-1-2021	100,000	109,335
Energy Transfer Partners LP	5.20	2-1-2022	500,000	561,866
Energy Transfer Partners LP	6.05	6-1-2041	300,000	333,170
Energy Transfer Partners LP	6.13	2-15-2017	55,000	63,727
Energy Transfer Partners LP	6.50	2-1-2042	500,000	583,430
Energy Transfer Partners LP	6.63	10-15-2036	230,000	272,585
Energy Transfer Partners LP	6.70	7-1-2018	100,000	121,729
Energy Transfer Partners LP	7.50	7-1-2038	100,000	130,541
Energy Transfer Partners LP	9.00	4-15-2019	1,000,000	1,319,457
Enterprise Products Operating LLC	1.25	8-13-2015	249,000	250,422
Enterprise Products Operating LLC	3.20	2-1-2016	100,000	106,373
Enterprise Products Operating LLC	4.45	2-15-2043	250,000	246,549
Enterprise Products Operating LLC	5.20	9-1-2020	500,000	595,754
Enterprise Products Operating LLC	5.25	1-31-2020	700,000	834,643
Enterprise Products Operating LLC	5.70	2-15-2042	200,000	230,383
Enterprise Products Operating LLC	5.95	2-1-2041	100,000	116,720
Enterprise Products Operating LLC	6.13	10-15-2039	1,000,000	1,211,883
Enterprise Products Operating LLC	6.30	9-15-2017	400,000	487,408
Enterprise Products Operating LLC	6.65	4-15-2018	250,000	311,144
Enterprise Products Operating LLC	7.55	4-15-2038	100,000	135,806
Enterprise Products Operating LLC Series D	6.88	3-1-2033	400,000	504,011
Enterprise Products Operating LLC Series G	5.60	10-15-2014	565,000	613,674
EOG Resources Incorporated	2.63	3-15-2023	450,000	456,451
EOG Resources Incorporated	2.95	6-1-2015	500,000	526,769
EOG Resources Incorporated	4.10	2-1-2021	200,000	230,384
EOG Resources Incorporated	4.40	6-1-2020	300,000	350,618
EOG Resources Incorporated	5.63	6-1-2019	75,000	92,826
EOG Resources Incorporated	6.88	10-1-2018	400,000	512,790
EQT Corporation	4.88	11-15-2021	300,000	323,877
EQT Corporation	8.13	6-1-2019	325,000	405,883
Equitable Resources Incorporated	6.50	4-1-2018	100,000	115,983
Gulf South Pipeline Limited 144A	4.00	6-15-2022	200,000	213,323
Hess Corporation	5.60	2-15-2041	300,000	352,185
Hess Corporation	6.00	1-15-2040	350,000	429,585
Hess Corporation	7.30	8-15-2031	384,000	523,434
Hess Corporation	7.88	10-1-2029	180,000	252,341
Hess Corporation	8.13	2-15-2019	500,000	661,930
Kerr-McGee Corporation	6.95	7-1-2024	200,000	258,189
Kinder Morgan Energy Partners LP	3.45	2-15-2023	250,000	255,585
Kinder Morgan Energy Partners LP	3.50	3-1-2016	500,000	534,639
Kinder Morgan Energy Partners LP	5.00	12-15-2013	100,000	104,038
Kinder Morgan Energy Partners LP	5.00	8-15-2042	250,000	255,253
Kinder Morgan Energy Partners LP	5.13	11-15-2014	500,000	539,616
Kinder Morgan Energy Partners LP	5.30	9-15-2020	125,000	146,643
Kinder Morgan Energy Partners LP	5.80	3-1-2021	1,000,000	1,204,942
Kinder Morgan Energy Partners LP	5.80	3-15-2035	100,000	114,120
Kinder Morgan Energy Partners LP	5.95	2-15-2018	500,000	601,674
Kinder Morgan Energy Partners LP	6.38	3-1-2041	500,000	615,296
Kinder Morgan Energy Partners LP	6.50	9-1-2039	750,000	923,307
Kinder Morgan Energy Partners LP	6.95	1-15-2038	500,000	633,975
Magellan Midstream Partners LP	6.40	7-15-2018	100,000	123,313
Magellan Midstream Partners LP	6.55	7-15-2019	575,000	717,440
Marathon Oil Corporation	2.80	11-1-2022	100,000	100,202
Marathon Oil Corporation	6.00	10-1-2017	625,000	759,965
Marathon Oil Corporation	6.60	10-1-2037	450,000	603,241
Marathon Petroleum Corporation	3.50	3-1-2016	555,000	592,537
Marathon Petroleum Corporation	5.13	3-1-2021	35,000	41,129
Marathon Petroleum Corporation	6.50	3-1-2041	545,000	676,053
MidAmerican Energy Holdings Company	6.50	9-15-2037	500,000	675,627
Murphy Oil Corporation	7.05	5-1-2029	200,000	243,387

26

WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value
Oil, Gas & Consumable Fuels (continued)
Nabors Industries Incorporated	5.00%	9-15-2020	$300,000	$330,050
Nabors Industries Incorporated	6.15	2-15-2018	500,000	592,163
Nabors Industries Incorporated	9.25	1-15-2019	500,000	665,820
Nextera Energy Capital	4.50	6-1-2021	200,000	224,470
Noble Energy Incorporated	6.00	3-1-2041	565,000	676,733
Noble Energy Incorporated	8.25	3-1-2019	350,000	463,045
Northwest Pipeline Corporation	6.05	6-15-2018	170,000	208,274
Occidental Petroleum Corporation	1.45	12-13-2013	500,000	505,651
Occidental Petroleum Corporation	1.50	2-15-2018	250,000	254,230
Occidental Petroleum Corporation	2.50	2-1-2016	100,000	105,518
Occidental Petroleum Corporation	2.70	2-15-2023	500,000	516,957
Occidental Petroleum Corporation	3.13	2-15-2022	500,000	536,693
Occidental Petroleum Corporation	4.10	2-1-2021	460,000	531,377
Occidental Petroleum Corporation	4.13	6-1-2016	400,000	447,460
ONEOK Partners LP	4.25	2-1-2022	130,000	142,202
ONEOK Partners LP	6.13	2-1-2041	500,000	605,746
ONEOK Partners LP	6.15	10-1-2016	200,000	234,351
ONEOK Partners LP	6.85	10-15-2037	500,000	638,876
ONEOK Partners LP	8.63	3-1-2019	350,000	459,694
Phillips 66 144A	2.95	5-1-2017	1,000,000	1,065,638
Phillips 66 144A	4.30	4-1-2022	1,000,000	1,107,058
Pioneer Natural Resources Company	3.95	7-15-2022	1,000,000	1,063,082
Plains All American Pipeline LP	3.65	6-1-2022	500,000	533,307
Plains All American Pipeline LP	5.00	2-1-2021	200,000	233,209
Plains All American Pipeline LP	5.15	6-1-2042	500,000	568,775
Plains All American Pipeline LP	6.50	5-1-2018	150,000	186,086
Plains All American Pipeline LP	6.65	1-15-2037	200,000	264,505
Plains All American Pipeline LP	8.75	5-1-2019	400,000	547,795
Southern Natural Gas Company 144A	5.90	4-1-2017	500,000	590,393
Southwestern Energy Company 144A	4.10	3-15-2022	1,000,000	1,079,552
Spectra Energy Capital LLC	4.60	6-15-2021	100,000	109,547
Spectra Energy Capital LLC	5.67	8-15-2014	125,000	134,689
Spectra Energy Capital LLC	7.50	9-15-2038	100,000	139,602
Spectra Energy Capital LLC	8.00	10-1-2019	100,000	131,603
Sunoco Logistics Partner LP	6.85	2-15-2040	250,000	306,543
TC Pipelines LP	4.65	6-15-2021	300,000	320,921
Tennessee Gas Pipeline Company	7.00	10-15-2028	250,000	346,313
Texas Eastern Transmission LP	7.00	7-15-2032	325,000	440,239
TransCanada PipeLines Limited	4.88	1-15-2015	65,000	70,786
TransCanada PipeLines Limited	5.60	3-31-2034	100,000	123,556
TransCanada PipeLines Limited	6.20	10-15-2037	585,000	779,348
TransCanada PipeLines Limited	7.63	1-15-2039	500,000	760,983
Transcontinental Gas Pipe Line Corporation	6.05	6-15-2018	105,000	128,640
Transocean Incorporated	6.00	3-15-2018	600,000	699,071
Transocean Incorporated	6.50	11-15-2020	300,000	361,112
Transocean Incorporated	6.80	3-15-2038	450,000	543,078
Transocean Incorporated	7.50	4-15-2031	220,000	273,252
Valero Energy Corporation	4.50	2-1-2015	65,000	69,732
Valero Energy Corporation	6.13	6-15-2017	500,000	601,882
Valero Energy Corporation	6.13	2-1-2020	65,000	79,083
Valero Energy Corporation	6.63	6-15-2037	500,000	605,707
Valero Energy Corporation	7.50	4-15-2032	300,000	387,724
Valero Energy Corporation	9.38	3-15-2019	450,000	617,158
Weatherford International Limited	6.00	3-15-2018	100,000	113,451
Weatherford International Limited	6.50	8-1-2036	300,000	316,679
Weatherford International Limited	7.00	3-15-2038	50,000	55,039
Western Gas Partners LP	4.00	7-1-2022	133,000	139,360
Williams Companies Incorporated	7.88	9-1-2021	200,000	258,103
Williams Companies Incorporated	8.75	3-15-2032	275,000	374,140
Williams Partners LP	3.35	8-15-2022	250,000	254,855
Williams Partners LP	3.80	2-15-2015	600,000	636,045
Williams Partners LP	4.13	11-15-2020	300,000	328,895
Williams Partners LP	5.25	3-15-2020	640,000	744,120
Williams Partners LP	6.30	4-15-2040	390,000	478,284

27

PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value
Oil, Gas & Consumable Fuels (continued)
XTO Energy Incorporated	5.75%	12-15-2013	$600,000	$633,875

				75,344,449

Financials : 7.64%

Capital Markets : 1.35%
Ameriprise Financial Incorporated	5.30	3-15-2020	300,000	358,076
Ameriprise Financial Incorporated	5.65	11-15-2015	400,000	452,909
Ameriprise Financial Incorporated	7.30	6-28-2019	65,000	84,253
Bank of New York Mellon Corporation	1.20	2-20-2015	45,000	45,499
Bank of New York Mellon Corporation	1.50	1-31-2014	400,000	404,928
Bank of New York Mellon Corporation	1.70	11-24-2014	500,000	510,506
Bank of New York Mellon Corporation	2.30	7-28-2016	500,000	524,175
Bank of New York Mellon Corporation	2.50	1-15-2016	500,000	524,519
Bank of New York Mellon Corporation	3.55	9-23-2021	600,000	657,137
Bank of New York Mellon Corporation	4.15	2-1-2021	100,000	112,763
Bank of New York Mellon Corporation	4.30	5-15-2014	415,000	437,235
Bank of New York Mellon Corporation	5.45	5-15-2019	1,000,000	1,202,523
Bear Stearns Companies Incorporated	5.30	10-30-2015	180,000	200,312
Bear Stearns Companies Incorporated	5.55	1-22-2017	1,025,000	1,159,495
Bear Stearns Companies Incorporated	6.40	10-2-2017	620,000	749,686
Bear Stearns Companies Incorporated	7.25	2-1-2018	1,500,000	1,870,716
Berkshire Hathaway Finance Corporation	1.50	1-10-2014	100,000	101,148
Berkshire Hathaway Finance Corporation	3.20	2-11-2015	500,000	527,549
Berkshire Hathaway Finance Corporation	4.25	1-15-2021	500,000	578,327
Berkshire Hathaway Finance Corporation	4.85	1-15-2015	500,000	545,350
Berkshire Hathaway Finance Corporation	5.40	5-15-2018	350,000	422,977
Berkshire Hathaway Finance Corporation	5.75	1-15-2040	250,000	311,223
BlackRock Incorporated	3.38	6-1-2022	500,000	536,054
BlackRock Incorporated	3.50	12-10-2014	550,000	581,653
BlackRock Incorporated	4.25	5-24-2021	500,000	568,620
BlackRock Incorporated	5.00	12-10-2019	250,000	297,664
BlackRock Incorporated	6.25	9-15-2017	350,000	429,486
Charles Schwab Corporation 144A	3.23	9-1-2022	425,000	429,565
Charles Schwab Corporation	4.45	7-22-2020	200,000	228,787
Credit Suisse USA Incorporated	4.88	1-15-2015	1,000,000	1,080,650
Credit Suisse USA Incorporated	5.38	3-2-2016	500,000	564,325
Eaton Vance Corporation	6.50	10-2-2017	50,000	60,766
Franklin Resources Incorporated	2.80	9-15-2022	300,000	306,554
Franklin Resources Incorporated	4.63	5-20-2020	250,000	290,258
Goldman Sachs Group Incorporated	3.30	5-3-2015	500,000	520,819
Goldman Sachs Group Incorporated	3.63	2-7-2016	2,000,000	2,119,136
Goldman Sachs Group Incorporated	3.70	8-1-2015	500,000	527,801
Goldman Sachs Group Incorporated	5.13	1-15-2015	1,500,000	1,613,400
Goldman Sachs Group Incorporated	5.15	1-15-2014	1,360,000	1,420,181
Goldman Sachs Group Incorporated	5.25	7-27-2021	1,100,000	1,256,933
Goldman Sachs Group Incorporated	5.35	1-15-2016	275,000	305,215
Goldman Sachs Group Incorporated	5.38	3-15-2020	1,500,000	1,716,950
Goldman Sachs Group Incorporated	5.75	10-1-2016	500,000	569,877
Goldman Sachs Group Incorporated	5.75	1-24-2022	1,500,000	1,779,177
Goldman Sachs Group Incorporated	5.95	1-15-2027	1,070,000	1,149,912
Goldman Sachs Group Incorporated	6.13	2-15-2033	1,000,000	1,155,296
Goldman Sachs Group Incorporated	6.15	4-1-2018	1,750,000	2,043,773
Goldman Sachs Group Incorporated	6.25	9-1-2017	1,250,000	1,458,928
Goldman Sachs Group Incorporated	6.25	2-1-2041	500,000	606,494
Goldman Sachs Group Incorporated	6.35	2-15-2034	950,000	976,913
Goldman Sachs Group Incorporated	6.45	5-1-2036	1,000,000	1,071,366
Goldman Sachs Group Incorporated	6.75	10-1-2037	1,925,000	2,138,242
Goldman Sachs Group Incorporated	7.50	2-15-2019	1,300,000	1,631,218
Jefferies Group Incorporated	3.88	11-9-2015	500,000	511,250
Jefferies Group Incorporated	6.25	1-15-2036	150,000	153,000
Jefferies Group Incorporated	6.45	6-8-2027	150,000	158,250
Jefferies Group Incorporated	6.88	4-15-2021	150,000	166,125
Jefferies Group Incorporated	8.50	7-15-2019	700,000	820,750

28

WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value
Capital Markets (continued)
Lazard Group LLC	6.85%	6-15-2017	$500,000	$577,309
Merrill Lynch & Company Incorporated	5.70	5-2-2017	700,000	764,833
Morgan Stanley	2.88	1-24-2014	500,000	509,133
Morgan Stanley	2.88	7-28-2014	240,000	245,623
Morgan Stanley	4.10	1-26-2015	500,000	519,714
Morgan Stanley	4.20	11-20-2014	1,000,000	1,045,971
Morgan Stanley	4.75	4-1-2014	1,500,000	1,552,524
Morgan Stanley	4.75	3-22-2017	1,000,000	1,083,541
Morgan Stanley	4.88	11-1-2022	156,000	162,321
Morgan Stanley	5.38	10-15-2015	525,000	568,619
Morgan Stanley	5.45	1-9-2017	1,000,000	1,101,488
Morgan Stanley	5.50	1-26-2020	1,000,000	1,114,271
Morgan Stanley	5.50	7-24-2020	500,000	564,121
Morgan Stanley	5.50	7-28-2021	570,000	651,382
Morgan Stanley	5.55	4-27-2017	850,000	940,138
Morgan Stanley	5.63	9-23-2019	2,000,000	2,254,320
Morgan Stanley	5.75	10-18-2016	1,500,000	1,657,785
Morgan Stanley	6.00	5-13-2014	800,000	848,093
Morgan Stanley	6.00	4-28-2015	1,500,000	1,634,412
Morgan Stanley	6.25	8-9-2026	300,000	347,625
Morgan Stanley	6.38	7-24-2042	1,000,000	1,169,083
Morgan Stanley	6.63	4-1-2018	2,500,000	2,910,773
Morgan Stanley	7.25	4-1-2032	470,000	584,932
Morgan Stanley	7.30	5-13-2019	400,000	485,241
Northern Trust Corporation	3.45	11-4-2020	500,000	544,555
Northern Trust Corporation	4.63	5-1-2014	540,000	570,844
Raymond James Financial Incorporated	4.25	4-15-2016	100,000	105,612
Raymond James Financial Incorporated	8.60	8-15-2019	100,000	127,137
TD Ameritrade Holding Corporation	5.60	12-1-2019	200,000	238,174
Vesey Street Investment Trust I	4.40	9-1-2016	1,500,000	1,620,348

				69,526,616

Commercial Banks : 1.01%
Australia & New Zealand Banking Group Limited	1.88	10-6-2017	250,000	256,516
Bank One Corporation	7.63	10-15-2026	240,000	317,117
Bank One Corporation	8.00	4-29-2027	550,000	778,824
Branch Banking & Trust Corporation	2.05	4-28-2014	250,000	254,836
Branch Banking & Trust Corporation	2.15	3-22-2017	500,000	518,456
Branch Banking & Trust Corporation	3.20	3-15-2016	100,000	106,781
Branch Banking & Trust Corporation	3.95	4-29-2016	350,000	383,590
Branch Banking & Trust Corporation	3.95	3-22-2022	500,000	545,301
Branch Banking & Trust Corporation	5.63	9-15-2016	100,000	113,679
Branch Banking & Trust Corporation	6.85	4-30-2019	500,000	635,874
Branch Banking &Trust Corporation	5.20	12-23-2015	500,000	556,946
Comerica Bank	5.75	11-21-2016	500,000	582,513
Comerica Incorporated	3.00	9-16-2015	100,000	105,827
Commonwealth Bank of Australia (New York)	1.25	9-18-2015	500,000	504,472
Commonwealth Bank of Australia (New York)	1.90	9-18-2017	250,000	255,717
Compass Bank	6.40	10-1-2017	250,000	270,613
Fifth Third Bancorp	3.63	1-25-2016	500,000	535,828
Fifth Third Bancorp	5.45	1-15-2017	500,000	564,410
Fifth Third Bancorp	8.25	3-1-2038	750,000	1,086,811
First Horizon National Corporation	5.38	12-15-2015	500,000	546,189
General Electric Capital Corporation	5.50	1-8-2020	1,000,000	1,194,831
HSBC Bank USA NA	4.63	4-1-2014	700,000	732,765
HSBC Bank USA NA	4.88	8-24-2020	800,000	892,947
HSBC Bank USA NA	5.00	9-27-2020	500,000	541,743
HSBC Bank USA NA	5.63	8-15-2035	225,000	258,158
HSBC Bank USA NA	7.00	1-15-2039	500,000	673,390
HSBC Holdings plc	6.10	1-14-2042	500,000	666,534
HSBC Holdings plc	6.50	5-2-2036	1,000,000	1,209,602
HSBC Holdings plc	6.50	9-15-2037	850,000	1,034,888
HSBC USA Incorporated	2.38	2-13-2015	500,000	514,801
Huntington Bancshares Incorporated	7.00	12-15-2020	25,000	30,459

29

PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value
Commercial Banks (continued)
KeyBank NA	4.95%	9-15-2015	$250,000	$272,846
KeyBank NA	5.45	3-3-2016	500,000	561,597
KeyBank NA	5.80	7-1-2014	350,000	375,853
KeyCorp	5.10	3-24-2021	500,000	586,024
Manufacturers & Traders Trust Company	6.63	12-4-2017	500,000	607,913
National Australia Bank Limited	1.60	8-7-2015	200,000	203,560
National Australia Bank Limited	2.75	3-9-2017	1,000,000	1,058,710
PNC Bank NA	6.00	12-7-2017	500,000	606,819
PNC Bank NA Series BKNT	6.88	4-1-2018	175,000	220,302
Sovereign Bank	8.75	5-30-2018	250,000	291,137
Sumitomo Mitsui Banking Corporation	3.20	7-18-2022	1,000,000	1,027,887
SunTrust Bank Incorporated	3.60	4-15-2016	250,000	267,550
SunTrust Bank Incorporated	5.00	9-1-2015	34,000	37,263
SunTrust Bank Incorporated	6.00	9-11-2017	750,000	895,217
SunTrust Bank Incorporated	7.25	3-15-2018	500,000	614,276
SVB Financial Group	5.38	9-15-2020	160,000	181,242
Svenska Handelsbanken AB	3.13	7-12-2016	500,000	530,410
Union Bank NA	2.13	12-16-2013	250,000	253,950
Union Bank NA	2.13	6-16-2017	250,000	257,729
Union Bank NA	5.95	5-11-2016	450,000	514,382
UnionBanCal Corporation	3.50	6-18-2022	200,000	212,230
US Bancorp NA	2.45	7-27-2015	500,000	524,176
US Bancorp NA	2.95	7-15-2022	575,000	588,170
US Bancorp NA	3.44	2-1-2016	500,000	529,049
US Bancorp NA	4.13	5-24-2021	1,000,000	1,155,022
US Bancorp NA	4.20	5-15-2014	1,000,000	1,051,546
US Bank NA ±	3.78	4-29-2020	1,000,000	1,058,016
US Bank NA	4.95	10-30-2014	275,000	296,779
Wachovia Bank NA (l)	5.85	2-1-2037	1,000,000	1,271,310
Wachovia Bank NA (l)	6.60	1-15-2038	600,000	830,954
Wachovia Corporation (l)	5.25	8-1-2014	1,000,000	1,071,311
Wachovia Corporation (l)	5.50	8-1-2035	700,000	809,230
Wachovia Corporation (l)	5.63	10-15-2016	1,200,000	1,381,681
Wachovia Corporation (l)	5.75	6-15-2017	1,000,000	1,188,358
Wachovia Corporation (l)	5.75	2-1-2018	1,000,000	1,204,670
Wells Fargo & Company (l)	1.25	2-13-2015	1,500,000	1,515,267
Wells Fargo & Company (l)	1.50	7-1-2015	750,000	761,915
Wells Fargo & Company (l)	2.63	12-15-2016	1,000,000	1,057,566
Wells Fargo & Company (l)	3.50	3-8-2022	1,000,000	1,076,507
Wells Fargo & Company (l)	3.68	6-15-2016	1,000,000	1,088,605
Wells Fargo & Company (l)	3.75	10-1-2014	1,500,000	1,586,057
Wells Fargo & Company (l)	4.60	4-1-2021	1,250,000	1,449,550
Wells Fargo & Company (l)	5.63	12-11-2017	1,500,000	1,798,899
Wells Fargo Bank NA (l)	5.95	8-26-2036	350,000	450,497
Wells Fargo Capital X (l)	5.95	12-1-2086	500,000	506,250
Westpac Banking Corporation	3.00	12-9-2015	1,000,000	1,060,588
Zions Bancorporation	7.75	9-23-2014	200,000	219,661

				51,778,949

Consumer Finance : 1.00%
ABB Finance (USA) Incorporated	2.88	5-8-2022	1,100,000	1,135,745
ABB Finance (USA) Incorporated	4.38	5-8-2042	37,000	41,283
Ahold Finance USA LLC	6.88	5-1-2029	300,000	386,759
American Express Centurion Bank	6.00	9-13-2017	500,000	606,887
American Express Company	5.50	9-12-2016	500,000	575,242
American Express Company ±	6.80	9-1-2066	200,000	215,000
American Express Company	7.00	3-19-2018	800,000	1,022,049
American Express Company	7.25	5-20-2014	650,000	710,561
American Express Company	8.13	5-20-2019	1,000,000	1,379,143
American Express Company	8.15	3-19-2038	300,000	503,521
American Express Credit Corporation	1.75	6-12-2015	1,078,000	1,100,666
American Express Credit Corporation	2.38	3-24-2017	750,000	788,198
American Express Credit Corporation	2.75	9-15-2015	1,000,000	1,052,213
American Express Credit Corporation	2.80	9-19-2016	500,000	531,301

30

WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value
Consumer Finance (continued)
American Express Credit Corporation	5.13%	8-25-2014	$500,000	$537,535
American Express Credit Corporation	5.30	12-2-2015	500,000	560,786
Anadarko Finance Company Series B	7.50	5-1-2031	325,000	433,643
Barrick Gold Finance Company LLC	4.40	5-30-2021	600,000	664,130
Barrick Gold Finance Company LLC	5.70	5-30-2041	300,000	348,191
BellSouth Capital Funding Corporation	7.88	2-15-2030	750,000	1,001,496
Bunge Limited Finance Corporation	4.10	3-15-2016	100,000	107,426
Bunge Limited Finance Corporation	5.10	7-15-2015	300,000	326,147
Bunge Limited Finance Corporation	8.50	6-15-2019	500,000	647,266
Capital One Bank USA NA	8.80	7-15-2019	750,000	1,015,185
Capital One Financial Corporation	1.00	11-6-2015	300,000	298,848
Capital One Financial Corporation	2.13	7-15-2014	300,000	305,621
Capital One Financial Corporation	3.15	7-15-2016	260,000	277,311
Capital One Financial Corporation	4.75	7-15-2021	450,000	519,846
Capital One Financial Corporation	6.15	9-1-2016	500,000	575,195
Capital One Financial Corporation	6.75	9-15-2017	283,000	348,921
Capital One Financial Corporation	7.38	5-23-2014	700,000	765,348
Caterpillar Financial Services Corporation	1.38	5-20-2014	120,000	121,489
Caterpillar Financial Services Corporation	1.65	4-1-2014	100,000	101,341
Caterpillar Financial Services Corporation	2.65	4-1-2016	100,000	105,856
Caterpillar Financial Services Corporation	5.50	3-15-2016	275,000	316,980
Caterpillar Financial Services Corporation	6.13	2-17-2014	750,000	800,122
Caterpillar Financial Services Corporation	7.15	2-15-2019	1,000,000	1,317,317
Caterpillar Financial Services Corporation Series F	4.75	2-17-2015	415,000	450,920
Daimler Finance North America LLC	8.50	1-18-2031	425,000	665,085
Devon Financing Corporation LLC	7.88	9-30-2031	120,000	174,877
Discover Financial Services 144A	3.85	11-21-2022	550,000	553,801
Discover Financial Services	5.20	4-27-2022	600,000	673,583
Ford Motor Credit Company LLC	3.00	6-12-2017	5,200,000	5,297,490
Ford Motor Credit Company LLC	3.88	1-15-2015	5,000,000	5,192,855
Ford Motor Credit Company LLC	4.25	9-20-2022	773,000	802,086
John Deere Capital Corporation	0.95	6-29-2015	200,000	200,994
John Deere Capital Corporation	1.40	3-15-2017	500,000	509,874
John Deere Capital Corporation	1.60	3-3-2014	500,000	507,189
John Deere Capital Corporation	2.25	6-7-2016	200,000	209,948
John Deere Capital Corporation	2.80	1-27-2023	500,000	516,259
John Deere Capital Corporation	3.90	7-12-2021	300,000	338,114
John Deere Capital Corporation	5.50	4-13-2017	100,000	118,389
John Deere Capital Corporation	5.75	9-10-2018	500,000	614,485
National City Corporation	4.90	1-15-2015	360,000	391,437
National City Corporation	6.88	5-15-2019	500,000	623,846
Reed Elsevier Capital Incorporated 144A	3.13	10-15-2022	500,000	496,169
Reed Elsevier Capital Incorporated	8.63	1-15-2019	500,000	650,552
SLM Corporation	4.63	9-25-2017	500,000	509,033
SLM Corporation	5.63	8-1-2033	315,000	293,738
SLM Corporation	6.25	1-25-2016	1,000,000	1,085,000
SLM Corporation	8.00	3-25-2020	400,000	457,000
SLM Corporation	8.45	6-15-2018	750,000	871,875
SLM Corporation	3.88	9-10-2015	250,000	255,612
SLM Corporation Series A	5.00	4-15-2015	500,000	529,460
Teva Pharmaceutical Finance LLC	3.65	11-10-2021	500,000	541,345
Teva Pharmaceutical Finance LLC	5.55	2-1-2016	200,000	226,369
Teva Pharmaceutical Finance LLC	6.15	2-1-2036	400,000	533,376
Toyota Motor Credit Corporation	0.88	7-17-2015	500,000	501,305
Toyota Motor Credit Corporation	1.00	2-17-2015	150,000	151,309
Toyota Motor Credit Corporation	1.25	10-5-2017	650,000	654,330
Toyota Motor Credit Corporation	2.00	9-15-2016	500,000	518,337
Toyota Motor Credit Corporation	2.05	1-12-2017	750,000	780,098
Toyota Motor Credit Corporation	2.80	1-11-2016	500,000	528,535
Toyota Motor Credit Corporation	3.20	6-17-2015	1,000,000	1,062,041
Toyota Motor Credit Corporation	3.30	1-12-2022	500,000	541,018
Toyota Motor Credit Corporation	3.40	9-15-2021	350,000	385,231
Toyota Motor Credit Corporation	4.50	6-17-2020	500,000	579,957

				51,537,490

31

PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value
Diversified Financial Services : 2.70%
ABB Finance USA Incorporated	1.63%	5-8-2017	$100,000	$101,488
AmeriTech Funding Corporation	6.45	1-15-2018	300,000	358,935
Aristotle Holding Incorporated 144A	2.75	11-21-2014	500,000	516,455
Aristotle Holding Incorporated 144A	3.50	11-15-2016	500,000	537,402
Aristotle Holding Incorporated 144A	4.75	11-15-2021	750,000	857,597
Aristotle Holding Incorporated 144A	6.13	11-15-2041	250,000	320,000
Bank of America Corporation	1.50	10-9-2015	1,000,000	1,003,498
Bank of America Corporation	3.63	3-17-2016	2,000,000	2,121,216
Bank of America Corporation	3.70	9-1-2015	500,000	528,378
Bank of America Corporation	3.75	7-12-2016	2,000,000	2,137,022
Bank of America Corporation	4.50	4-1-2015	1,000,000	1,067,628
Bank of America Corporation	4.75	8-1-2015	1,750,000	1,891,586
Bank of America Corporation	5.25	12-1-2015	500,000	539,002
Bank of America Corporation	5.38	6-15-2014	700,000	741,362
Bank of America Corporation	5.49	3-15-2019	250,000	276,087
Bank of America Corporation	5.63	10-14-2016	100,000	113,760
Bank of America Corporation	5.65	5-1-2018	1,000,000	1,158,431
Bank of America Corporation	5.70	1-24-2022	2,000,000	2,431,142
Bank of America Corporation	5.75	12-1-2017	1,500,000	1,734,324
Bank of America Corporation	5.88	1-5-2021	500,000	597,101
Bank of America Corporation	5.88	2-7-2042	500,000	630,753
Bank of America Corporation	6.00	9-1-2017	1,000,000	1,163,325
Bank of America Corporation	6.00	10-15-2036	800,000	973,862
Bank of America Corporation	6.50	8-1-2016	1,850,000	2,148,531
Bank of America Corporation	7.38	5-15-2014	1,500,000	1,628,829
Bank of America Corporation	7.63	6-1-2019	2,500,000	3,194,803
BHP Billiton Finance USA Limited	1.13	11-21-2014	150,000	151,680
BHP Billiton Finance USA Limited	3.25	11-21-2021	500,000	540,117
BHP Billiton Finance USA Limited	4.13	2-24-2042	650,000	694,942
BHP Billiton Finance USA Limited	5.25	12-15-2015	150,000	170,053
Block Financial LLC	5.50	11-1-2022	200,000	205,212
Citigroup Incorporated	2.65	3-2-2015	1,000,000	1,029,182
Citigroup Incorporated	3.95	6-15-2016	1,000,000	1,077,251
Citigroup Incorporated	4.50	1-14-2022	1,000,000	1,124,176
Citigroup Incorporated	4.59	12-15-2015	500,000	546,702
Citigroup Incorporated	4.75	5-19-2015	1,500,000	1,620,719
Citigroup Incorporated	5.00	9-15-2014	900,000	947,708
Citigroup Incorporated	5.38	8-9-2020	500,000	589,660
Citigroup Incorporated	5.50	10-15-2014	1,000,000	1,075,426
Citigroup Incorporated	5.50	2-15-2017	1,000,000	1,109,538
Citigroup Incorporated	5.88	5-29-2037	500,000	606,960
Citigroup Incorporated	5.88	1-30-2042	500,000	621,986
Citigroup Incorporated	6.00	12-13-2013	1,000,000	1,052,324
Citigroup Incorporated	6.00	8-15-2017	100,000	117,599
Citigroup Incorporated	6.00	10-31-2033	1,225,000	1,317,309
Citigroup Incorporated	6.13	11-21-2017	1,000,000	1,188,270
Citigroup Incorporated	6.13	5-15-2018	3,000,000	3,589,449
Citigroup Incorporated	6.13	8-25-2036	500,000	552,110
Citigroup Incorporated	6.38	8-12-2014	1,500,000	1,625,201
Citigroup Incorporated	6.88	3-5-2038	1,300,000	1,737,941
Citigroup Incorporated	8.13	7-15-2039	855,000	1,289,294
Citigroup Incorporated	8.50	5-22-2019	900,000	1,203,526
CME Group Incorporated	5.75	2-15-2014	500,000	530,100
Credit Suisse New York	4.38	8-5-2020	1,000,000	1,141,585
Credit Suisse New York	5.40	1-14-2020	1,500,000	1,686,359
Deutsche Bank Financial LLC	5.38	3-2-2015	300,000	317,507
General Electric Capital Corporation	2.10	1-7-2014	1,000,000	1,017,022
General Electric Capital Corporation	2.30	4-27-2017	2,000,000	2,066,230
General Electric Capital Corporation	3.35	10-17-2016	2,000,000	2,154,262
General Electric Capital Corporation	3.50	6-29-2015	500,000	531,411
General Electric Capital Corporation	3.75	11-14-2014	500,000	528,261
General Electric Capital Corporation	4.38	9-16-2020	2,000,000	2,241,656
General Electric Capital Corporation	4.65	10-17-2021	1,000,000	1,135,425
General Electric Capital Corporation	4.88	3-4-2015	500,000	543,361
General Electric Capital Corporation	5.00	1-8-2016	1,000,000	1,115,692

32

WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value
Diversified Financial Services (continued)
General Electric Capital Corporation	5.30%	2-11-2021	$845,000	$978,022
General Electric Capital Corporation	5.63	9-15-2017	1,500,000	1,769,937
General Electric Capital Corporation	5.63	5-1-2018	1,000,000	1,191,163
General Electric Capital Corporation	5.88	1-14-2038	2,500,000	3,024,970
General Electric Capital Corporation	5.90	5-13-2014	1,625,000	1,745,513
General Electric Capital Corporation	6.00	8-7-2019	850,000	1,038,999
General Electric Capital Corporation	6.15	8-7-2037	650,000	811,715
General Electric Capital Corporation ±	6.38	11-15-2067	1,000,000	1,060,700
General Electric Capital Corporation	6.75	3-15-2032	1,850,000	2,409,782
General Electric Capital Corporation	6.88	1-10-2039	1,500,000	2,031,183
Goldman Sachs Group Incorporated	6.00	5-1-2014	1,045,000	1,115,754
HSBC Finance Capital Trust IX ±	5.91	11-30-2035	200,000	197,500
HSBC Finance Corporation	5.00	6-30-2015	1,825,000	1,983,268
HSBC Finance Corporation	6.68	1-15-2021	1,179,000	1,400,498
ING US Incorporated 144A	5.50	7-15-2022	500,000	543,275
JPMorgan Chase & Company	2.00	8-15-2017	1,500,000	1,527,837
JPMorgan Chase & Company «	2.05	1-24-2014	1,000,000	1,015,247
JPMorgan Chase & Company	2.60	1-15-2016	1,500,000	1,561,218
JPMorgan Chase & Company	3.25	9-23-2022	1,500,000	1,550,169
JPMorgan Chase & Company	3.40	6-24-2015	500,000	527,261
JPMorgan Chase & Company	3.45	3-1-2016	2,500,000	2,665,138
JPMorgan Chase & Company	3.70	1-20-2015	1,500,000	1,580,898
JPMorgan Chase & Company	4.35	8-15-2021	2,000,000	2,239,984
JPMorgan Chase & Company	4.40	7-22-2020	1,500,000	1,678,473
JPMorgan Chase & Company	4.63	5-10-2021	1,500,000	1,714,445
JPMorgan Chase & Company	4.65	6-1-2014	1,650,000	1,742,568
JPMorgan Chase & Company	5.25	5-1-2015	1,100,000	1,197,797
JPMorgan Chase & Company	5.60	7-15-2041	1,100,000	1,364,761
JPMorgan Chase & Company	6.00	10-1-2017	1,250,000	1,480,109
JPMorgan Chase & Company	6.00	1-15-2018	1,000,000	1,192,970
JPMorgan Chase & Company	6.30	4-23-2019	1,500,000	1,852,670
JPMorgan Chase & Company	6.40	5-15-2038	1,350,000	1,818,256
Mellon Funding Corporation	5.00	12-1-2014	200,000	215,591
Mellon Funding Corporation	5.20	5-15-2014	100,000	106,630
Mellon Funding Corporation	5.50	11-15-2018	200,000	236,610
Merrill Lynch & Company Incorporated	5.45	7-15-2014	450,000	480,046
Merrill Lynch & Company Incorporated	6.05	5-16-2016	1,500,000	1,657,982
Merrill Lynch & Company Incorporated	6.11	1-29-2037	600,000	664,499
Merrill Lynch & Company Incorporated	6.40	8-28-2017	500,000	585,586
Merrill Lynch & Company Incorporated	6.88	4-25-2018	1,690,000	2,032,380
Merrill Lynch & Company Incorporated	7.75	5-14-2038	750,000	979,121
Moody’s Corporation	4.50	9-1-2022	250,000	267,197
Murray Street Investment Trust I	4.65	3-9-2017	1,000,000	1,073,404
NASDAQ OMX Group Incorporated	4.00	1-15-2015	200,000	209,692
NASDAQ OMX Group Incorporated	5.25	1-16-2018	60,000	65,291
NASDAQ OMX Group Incorporated	5.55	1-15-2020	500,000	542,829
National Rural Utilities Cooperative Finance Corporation	1.00	2-2-2015	675,000	681,158
National Rural Utilities Cooperative Finance Corporation	3.05	3-1-2016	100,000	106,655
National Rural Utilities Cooperative Finance Corporation	5.45	4-10-2017	250,000	295,359
National Rural Utilities Cooperative Finance Corporation	10.38	11-1-2018	700,000	1,039,408
National Rural Utilities Cooperative Finance Corporation Series C	8.00	3-1-2032	150,000	226,158
NCUA Guaranteed Notes	3.45	6-12-2021	200,000	226,692
Orix Corporation	5.00	1-12-2016	500,000	542,570
PACCAR Financial Corporation	0.70	11-16-2015	250,000	249,971
PACCAR Financial Corporation	0.75	8-14-2015	300,000	299,808
PC Financial Partnership	5.00	11-15-2014	250,000	270,420
PNC Funding Corporation	2.70	9-19-2016	1,000,000	1,061,386
PNC Funding Corporation	3.63	2-8-2015	1,100,000	1,168,485
PNC Funding Corporation	5.13	2-8-2020	150,000	179,344
PNC Funding Corporation	5.63	2-1-2017	350,000	406,289
PNC Funding Corporation	6.70	6-10-2019	500,000	642,643
Private Export Funding Corporation	1.38	2-15-2017	375,000	384,737
Private Export Funding Corporation	2.05	11-15-2022	250,000	251,252
Private Export Funding Corporation	2.45	7-15-2024	300,000	307,847
Private Export Funding Corporation	4.30	12-15-2021	100,000	121,168

33

PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value
Diversified Financial Services (continued)
Private Export Funding Corporation	4.95%	11-15-2015	$250,000	$282,557
Rio Tinto Finance USA Limited	1.63	8-21-2017	500,000	506,298
Rio Tinto Finance USA Limited	2.25	9-20-2016	200,000	208,077
Santander Holdings USA	4.63	4-19-2016	500,000	531,176
Teco Finance Incorporated	4.00	3-15-2016	130,000	139,672
Teco Finance Incorporated	5.15	3-15-2020	65,000	76,319
Teco Finance Incorporated	6.57	11-1-2017	250,000	303,697
UBS AG Stamford Connecticut	5.88	7-15-2016	430,000	482,520
Unilever Capital Corporation	2.75	2-10-2016	300,000	316,752
Unilever Capital Corporation	3.65	2-15-2014	750,000	777,180
Unilever Capital Corporation	4.25	2-10-2021	300,000	349,075
Unilever Capital Corporation	5.90	11-15-2032	200,000	279,374

				139,408,708

Insurance : 1.04%
ACE INA Holdings Incorporated	2.60	11-23-2015	500,000	523,716
ACE INA Holdings Incorporated	5.60	5-15-2015	350,000	390,007
ACE INA Holdings Incorporated	5.88	6-15-2014	75,000	80,840
ACE INA Holdings Incorporated	5.90	6-15-2019	500,000	624,115
Aegon Funding Corporation	5.75	12-15-2020	75,000	88,643
AFLAC Incorporated «	3.45	8-15-2015	150,000	159,976
AFLAC Incorporated	6.90	12-17-2039	250,000	326,097
AFLAC Incorporated	8.50	5-15-2019	150,000	204,693
Alleghany Corporation	5.63	9-15-2020	100,000	111,984
Allied World Assurance	5.50	11-15-2020	300,000	335,643
Allstate Corporation	5.00	8-15-2014	300,000	321,689
Allstate Corporation	5.20	1-15-2042	500,000	596,416
Allstate Corporation	5.55	5-9-2035	830,000	1,018,728
Allstate Corporation ±	6.13	5-15-2067	300,000	309,780
Allstate Corporation	6.20	5-16-2014	150,000	161,813
Allstate Corporation ±	6.50	5-15-2067	200,000	211,250
Allstate Corporation	7.45	5-16-2019	650,000	858,378
American International Group Incorporated	3.00	3-20-2015	500,000	519,540
American International Group Incorporated	3.80	3-22-2017	1,000,000	1,076,825
American International Group Incorporated	4.25	9-15-2014	500,000	528,101
American International Group Incorporated	4.88	9-15-2016	500,000	559,629
American International Group Incorporated	4.88	6-1-2022	1,000,000	1,124,295
American International Group Incorporated	5.05	10-1-2015	250,000	274,838
American International Group Incorporated	5.45	5-18-2017	700,000	801,810
American International Group Incorporated	5.85	1-16-2018	850,000	994,416
American International Group Incorporated	6.25	5-1-2036	250,000	319,128
American International Group Incorporated	6.40	12-15-2020	1,000,000	1,225,276
American International Group Incorporated	6.82	11-15-2037	746,000	993,729
American International Group Incorporated ±	8.18	5-15-2068	1,300,000	1,625,000
American International Group Incorporated	8.25	8-15-2018	750,000	975,303
AON Corporation	3.13	5-27-2016	350,000	370,423
AON Corporation	3.50	9-30-2015	100,000	105,659
AON Corporation	5.00	9-30-2020	550,000	634,591
AON Corporation	6.25	9-30-2040	100,000	132,564
AON Corporation	8.21	1-1-2027	75,000	94,817
Assurant Incorporated	6.75	2-15-2034	375,000	430,424
AXIS Specialty Finance LLC	5.88	6-1-2020	200,000	227,302
Berkshire Hathaway Financial Incorporated	1.60	5-15-2017	500,000	512,393
Berkshire Hathaway Financial Incorporated	1.90	1-31-2017	1,275,000	1,318,498
Berkshire Hathaway Financial Incorporated	3.40	1-31-2022	250,000	270,087
Berkshire Hathaway Financial Incorporated	4.40	5-15-2042	500,000	521,645
CHUBB Corporation	5.75	5-15-2018	250,000	309,656
CHUBB Corporation	6.00	5-11-2037	280,000	368,161
CHUBB Corporation ±	6.38	3-29-2067	350,000	373,188
CHUBB Corporation	6.50	5-15-2038	350,000	488,604
Cincinnati Financial Corporation	6.92	5-15-2028	75,000	93,192
CNA Financial Corporation	5.85	12-15-2014	365,000	396,823
CNA Financial Corporation	5.88	8-15-2020	500,000	588,096
CNA Financial Corporation	6.50	8-15-2016	50,000	57,841

34

WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value
Insurance (continued)
CNA Financial Corporation	7.35%	11-15-2019	$295,000	$371,398
Endurance Specialty Holdings Limited	7.00	7-15-2034	200,000	228,688
Fidelity National Financial Incorporated	5.50	9-1-2022	100,000	111,430
GE Global Insurance Holdings	7.00	2-15-2026	430,000	538,207
Genworth Financial Incorporated	4.95	10-1-2015	100,000	104,030
Genworth Financial Incorporated «	6.52	5-22-2018	500,000	531,938
Genworth Financial Incorporated	7.20	2-15-2021	500,000	522,500
Genworth Financial Incorporated	8.63	12-15-2016	500,000	571,482
Hartford Financial Services Group Incorporated	5.50	10-15-2016	250,000	282,272
Hartford Financial Services Group Incorporated	5.50	3-30-2020	250,000	286,262
Hartford Financial Services Group Incorporated	5.95	10-15-2036	75,000	82,918
Hartford Financial Services Group Incorporated	6.00	1-15-2019	750,000	871,752
Hartford Financial Services Group Incorporated	6.63	3-30-2040	500,000	622,557
Infinity Property & Casualty Corporation	5.00	9-19-2022	100,000	105,081
Jefferson-Pilot Corporation	4.75	1-30-2014	250,000	260,480
Lincoln National Corporation	4.85	6-24-2021	80,000	88,884
Lincoln National Corporation	6.15	4-7-2036	500,000	578,337
Lincoln National Corporation	6.25	2-15-2020	300,000	356,968
Lincoln National Corporation ±	7.00	5-17-2066	350,000	353,500
Lincoln National Corporation	8.75	7-1-2019	120,000	159,138
Loews Corporation	5.25	3-15-2016	200,000	224,183
Markel Corporation	5.35	6-1-2021	100,000	110,347
Markel Corporation	7.13	9-30-2019	100,000	121,505
Marsh & McLennan Companies Incorporated	4.80	7-15-2021	300,000	341,671
Marsh & McLennan Companies Incorporated	5.75	9-15-2015	500,000	563,660
Marsh & McLennan Companies Incorporated	9.25	4-15-2019	300,000	409,162
MetLife Incorporated	2.38	2-6-2014	500,000	510,443
MetLife Incorporated	4.75	2-8-2021	750,000	871,879
MetLife Incorporated	5.70	6-15-2035	250,000	307,866
MetLife Incorporated	5.88	2-6-2041	700,000	886,552
MetLife Incorporated	6.38	6-15-2034	280,000	366,494
MetLife Incorporated	6.40	12-15-2066	800,000	848,402
MetLife Incorporated	6.50	12-15-2032	200,000	261,750
MetLife Incorporated	6.75	6-1-2016	500,000	597,231
MetLife Incorporated Series A	6.82	8-15-2018	750,000	945,437
OneBeacon US Holdings Incorporated	4.60	11-9-2022	100,000	101,383
PartnerRe Finance B LLC	5.50	6-1-2020	250,000	283,287
Principal Financial Group Incorporated	3.30	9-15-2022	250,000	254,477
Principal Financial Group Incorporated	4.63	9-15-2042	250,000	256,995
Principal Financial Group Incorporated	7.88	5-15-2014	600,000	659,553
Progressive Corporation	3.75	8-23-2021	1,000,000	1,104,260
Progressive Corporation	6.25	12-1-2032	75,000	98,023
Progressive Corporation ±	6.70	6-15-2067	500,000	536,250
Protective Life Corporation	7.38	10-15-2019	500,000	609,872
Prudential Financial Incorporated	3.00	5-12-2016	1,000,000	1,060,479
Prudential Financial Incorporated	3.88	1-14-2015	100,000	105,995
Prudential Financial Incorporated	4.75	9-17-2015	1,000,000	1,101,681
Prudential Financial Incorporated	5.38	6-21-2020	500,000	586,598
Prudential Financial Incorporated	5.70	12-14-2036	538,000	610,423
Prudential Financial Incorporated ±	5.88	9-15-2042	500,000	511,250
Prudential Financial Incorporated	6.20	1-15-2015	30,000	33,184
Prudential Financial Incorporated	6.20	11-15-2040	250,000	304,686
Prudential Financial Incorporated	6.63	12-1-2037	65,000	82,115
Prudential Financial Incorporated	7.38	6-15-2019	55,000	70,233
Prudential Financial Incorporated ±	8.88	6-15-2068	200,000	243,000
Prudential Financial Incorporated Series B	5.75	7-15-2033	500,000	578,644
Prudential Financial Incorporated Series C	5.40	6-13-2035	180,000	197,284
Reinsurance Group of America Incorporated	5.00	6-1-2021	60,000	66,812
Reinsurance Group of America Incorporated	6.45	11-15-2019	350,000	411,711
Stancorp Financial Group Incorporated	5.00	8-15-2022	100,000	106,180
The Travelers Companies Incorporated	5.50	12-1-2015	180,000	204,513
The Travelers Companies Incorporated	5.75	12-15-2017	150,000	183,548
The Travelers Companies Incorporated	5.90	6-2-2019	500,000	624,859
The Travelers Companies Incorporated	6.25	6-15-2037	365,000	492,308
Torchmark Corporation	3.80	9-15-2022	350,000	362,556

35

PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value
Insurance (continued)
Transatlantic Holdings Incorporated	5.75%	12-14-2015	$475,000	$525,643
Transatlantic Holdings Incorporated	8.00	11-30-2039	100,000	133,997
Travelers Property Casualty Corporation	6.38	3-15-2033	600,000	790,053
Unitrin Incorporated	6.00	5-15-2017	100,000	110,171
Unum Group	7.13	9-30-2016	115,000	136,015
Willis North America Incorporated	5.63	7-15-2015	75,000	82,195
Willis North America Incorporated	7.00	9-29-2019	500,000	599,720
WR Berkley Corporation	5.38	9-15-2020	200,000	224,375
WR Berkley Corporation	6.25	2-15-2037	100,000	115,811
XL Capital Limited	6.25	5-15-2027	100,000	119,429
XL Capital Limited	6.38	11-15-2024	100,000	120,618

				53,830,212

Real Estate Management & Development : 0.02%
AMB Property LP	6.63	12-1-2019	500,000	599,006
Jones Lang Lasalle Incorporated	4.40	11-15-2022	100,000	101,851
Regency Centers LP	4.80	4-15-2021	200,000	223,057
Regency Centers LP	5.88	6-15-2017	100,000	116,421

				1,040,335

REITs : 0.52%
American Tower Corporation	4.50	1-15-2018	500,000	548,747
American Tower Corporation	4.63	4-1-2015	100,000	107,118
American Tower Corporation	5.05	9-1-2020	500,000	562,358
American Tower Corporation	5.90	11-1-2021	65,000	77,747
American Tower Corporation	7.00	10-15-2017	350,000	420,095
AvalonBay Communities Incorporated	2.95	9-15-2022	250,000	249,656
AvalonBay Communities Incorporated	5.70	3-15-2017	150,000	174,934
AvalonBay Communities Incorporated	6.10	3-15-2020	100,000	121,837
BioMed Realty Trust Incorporated	3.85	4-15-2016	150,000	159,185
Boston Properties LP	4.13	5-15-2021	300,000	328,146
Boston Properties LP	5.63	4-15-2015	250,000	275,525
Boston Properties LP	5.63	11-15-2020	500,000	599,347
Boston Properties LP	5.88	10-15-2019	500,000	596,522
BRE Properties Incorporated	3.38	1-15-2023	500,000	498,253
BRE Properties Incorporated	5.20	3-15-2021	65,000	74,050
Camden Property Trust	4.63	6-15-2021	150,000	167,016
Camden Property Trust	4.88	6-15-2023	100,000	114,424
Commonwealth REIT	5.88	9-15-2020	100,000	107,129
DDR Corporation	4.63	7-15-2022	250,000	271,950
Digital Realty Trust LP	3.63	10-1-2022	200,000	198,504
Digital Realty Trust LP	5.25	3-15-2021	100,000	111,594
Digital Realty Trust LP	5.88	2-1-2020	300,000	347,496
Duke Realty LP	5.95	2-15-2017	350,000	400,668
Duke Realty LP	7.38	2-15-2015	500,000	559,995
Entertainment Properties Trust	5.75	8-15-2022	150,000	158,196
Equity One Incorporated	3.75	11-15-2022	250,000	249,658
ERP Operating LP	5.25	9-15-2014	480,000	514,524
ERP Operating LP	5.75	6-15-2017	750,000	888,735
ERP Operation LP	4.63	12-15-2021	1,000,000	1,127,409
Federal Realty Investment Trust	3.00	8-1-2022	100,000	99,449
HCP Incorporated	2.70	2-1-2014	360,000	366,384
HCP Incorporated	3.15	8-1-2022	100,000	98,148
HCP Incorporated	3.75	2-1-2016	355,000	377,171
HCP Incorporated	3.75	2-1-2019	100,000	105,865
HCP Incorporated	5.38	2-1-2021	65,000	74,743
HCP Incorporated	5.63	5-1-2017	100,000	113,817
HCP Incorporated	6.00	1-30-2017	200,000	230,359
HCP Incorporated	6.70	1-30-2018	500,000	602,044
HCP Incorporated	6.75	2-1-2041	65,000	83,804
Health Care Incorporated	3.63	3-15-2016	300,000	317,266
Health Care Incorporated	4.70	9-15-2017	500,000	557,391

36

WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value
REITs (continued)
Health Care Incorporated	4.95%	1-15-2021	$250,000	$276,028
Health Care Incorporated	5.25	1-15-2022	100,000	112,584
Health Care Incorporated	5.75	1-15-2021	250,000	279,745
Health Care Incorporated	6.13	4-15-2020	250,000	294,629
Health Care Incorporated	6.50	1-17-2017	60,000	69,057
Health Care Incorporated	6.50	3-15-2041	100,000	119,068
Highwoods Realty Limited	5.85	3-15-2017	300,000	334,607
Hospitality Properties Trust	5.63	3-15-2017	75,000	82,978
Hospitality Properties Trust	7.88	8-15-2014	500,000	535,096
HRPT Properties Trust	5.75	11-1-2015	350,000	373,224
Kilroy Realty Corporation	4.80	7-15-2018	150,000	168,206
Kilroy Realty Corporation	5.00	11-3-2015	100,000	109,142
Kimco Realty Corporation	5.70	5-1-2017	500,000	578,595
Kimco Realty Corporation	6.88	10-1-2019	100,000	123,977
Liberty Property LP	4.75	10-1-2020	250,000	272,957
Liberty Property LP	5.50	12-15-2016	75,000	85,553
Liberty Property LP	6.63	10-1-2017	150,000	180,525
Mack-Cali Realty Corporation	2.50	12-15-2017	100,000	100,194
Mack-Cali Realty Corporation	7.75	8-15-2019	150,000	187,579
National Retail Properties Incorporated	3.80	10-15-2022	100,000	102,291
National Retail Properties Incorporated	6.88	10-15-2017	100,000	120,883
Omega Healthcare Investors Incorporated	6.75	10-15-2022	250,000	275,313
ProLogis Trust	6.25	3-15-2017	100,000	115,304
ProLogis Trust	6.63	5-15-2018	100,000	119,423
ProLogis Trust	6.88	3-15-2020	531,000	644,618
ProLogis Trust	7.63	8-15-2014	100,000	109,586
Realty Income Corporation	2.00	1-31-2018	150,000	150,512
Realty Income Corporation	5.75	1-15-2021	300,000	352,436
Realty Income Corporation	5.95	9-15-2016	100,000	115,254
Senior Housing Properties Trust	4.30	1-15-2016	100,000	104,075
Simon Property Group LP	2.15	9-15-2017	500,000	517,333
Simon Property Group LP «	3.38	3-15-2022	500,000	530,337
Simon Property Group LP	4.20	2-1-2015	90,000	95,645
Simon Property Group LP	4.38	3-1-2021	500,000	568,759
Simon Property Group LP	4.75	3-15-2042	250,000	268,716
Simon Property Group LP	5.10	6-15-2015	750,000	829,067
Simon Property Group LP	5.25	12-1-2016	50,000	57,373
Simon Property Group LP	5.65	2-1-2020	200,000	240,949
Simon Property Group LP	5.75	12-1-2015	125,000	141,369
Simon Property Group LP	5.88	3-1-2017	250,000	296,925
Simon Property Group LP	6.13	5-30-2018	100,000	122,979
Simon Property Group LP	6.75	2-1-2040	350,000	480,684
Simon Property Group LP	10.35	4-1-2019	600,000	866,130
Tanger Properties LP	6.15	11-15-2015	250,000	284,726
UDR Incorporated	4.25	6-1-2018	150,000	164,531
UDR Incorporated	4.63	1-10-2022	100,000	110,856
Ventas Realty LP	3.13	11-30-2015	100,000	105,708
Ventas Realty LP	4.25	3-1-2022	1,000,000	1,068,068
Ventas Realty LP	4.75	6-1-2021	150,000	166,543
Vornado Realty Trust	4.25	4-1-2015	250,000	264,310
Washington REIT	3.95	10-15-2022	150,000	155,885
Weingarten Realty Investors	3.38	10-15-2022	150,000	150,111

				27,017,702

Thrifts & Mortgage Finance : 0.00%
Astoria Financial Corporation	5.00	6-19-2017	100,000	105,347

Health Care : 1.73%

Biotechnology : 0.22%
Amgen Incorporated	1.88	11-15-2014	750,000	767,723
Amgen Incorporated	2.30	6-15-2016	600,000	626,587
Amgen Incorporated	3.63	5-15-2022	250,000	268,383
Amgen Incorporated	3.88	11-15-2021	500,000	550,312

37

PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value
Biotechnology (continued)
Amgen Incorporated	4.10%	6-15-2021	$100,000	$111,277
Amgen Incorporated	4.50	3-15-2020	65,000	73,989
Amgen Incorporated	4.95	10-1-2041	500,000	548,635
Amgen Incorporated	5.15	11-15-2041	350,000	398,298
Amgen Incorporated	5.65	6-15-2042	1,100,000	1,331,446
Amgen Incorporated	5.70	2-1-2019	1,000,000	1,207,084
Amgen Incorporated	5.75	3-15-2040	80,000	96,272
Amgen Incorporated	5.85	6-1-2017	350,000	416,894
Amgen Incorporated	6.15	6-1-2018	250,000	305,746
Amgen Incorporated	6.38	6-1-2037	500,000	633,559
Amgen Incorporated	6.40	2-1-2039	250,000	320,111
Biogen Idec Incorporated	6.88	3-1-2018	500,000	624,087
Celgene Corporation	2.45	10-15-2015	200,000	207,905
Celgene Corporation	3.25	8-15-2022	250,000	256,574
Celgene Corporation	3.95	10-15-2020	200,000	218,841
Genzyme Corporation	3.63	6-15-2015	250,000	268,590
Genzyme Corporation	5.00	6-15-2020	200,000	237,951
Gilead Sciences Incorporated	4.40	12-1-2021	800,000	916,922
Gilead Sciences Incorporated	4.50	4-1-2021	500,000	575,268
Gilead Sciences Incorporated	5.65	12-1-2041	400,000	504,897

				11,467,351

Health Care Equipment & Supplies : 0.22%
Baxter International Incorporated	2.40	8-15-2022	250,000	251,810
Baxter International Incorporated	3.65	8-15-2042	250,000	248,911
Baxter International Incorporated	4.25	3-15-2020	100,000	114,903
Baxter International Incorporated	5.38	6-1-2018	500,000	607,957
Baxter International Incorporated	5.90	9-1-2016	50,000	59,602
Baxter International Incorporated	6.25	12-1-2037	250,000	352,646
Becton, Dickinson and Company	1.75	11-8-2016	500,000	517,177
Becton, Dickinson and Company	3.13	11-8-2021	300,000	323,990
Becton, Dickinson and Company	3.25	11-12-2020	350,000	379,385
Becton, Dickinson and Company	6.00	5-15-2039	200,000	273,241
Boston Scientific Corporation	4.50	1-15-2015	750,000	799,420
Boston Scientific Corporation	6.00	1-15-2020	350,000	411,972
Boston Scientific Corporation	6.40	6-15-2016	350,000	404,816
Boston Scientific Corporation	7.38	1-15-2040	300,000	416,204
C.R. Bard Incorporated	1.38	1-15-2018	100,000	100,874
C.R. Bard Incorporated	2.88	1-15-2016	100,000	105,074
C.R. Bard Incorporated	4.40	1-15-2021	168,000	194,424
CareFusion Corporation	6.38	8-1-2019	500,000	601,570
Dentsply International	2.75	8-15-2016	55,000	57,344
Hospira Incorporated	6.05	3-30-2017	500,000	584,330
Hospira Incorporated	6.40	5-15-2015	45,000	50,245
Medtronic Incorporated	3.00	3-15-2015	750,000	789,887
Medtronic Incorporated	4.45	3-15-2020	1,000,000	1,167,650
Medtronic Incorporated	4.50	3-15-2014	250,000	262,555
Medtronic Incorporated	5.55	3-15-2040	300,000	397,674
St. Jude Medical Incorporated	2.50	1-15-2016	250,000	260,222
St. Jude Medical Incorporated	3.75	7-15-2014	500,000	524,386
Stryker Corporation	3.00	1-15-2015	150,000	157,139
Stryker Corporation	4.38	1-15-2020	150,000	170,666
Zimmer Holdings Incorporated	4.63	11-30-2019	250,000	286,169
Zimmer Holdings Incorporated	5.75	11-30-2039	250,000	305,541

				11,177,784

Health Care Providers & Services : 0.43%
Aetna Incorporated	3.95	9-1-2020	200,000	218,722
Aetna Incorporated	4.13	6-1-2021	200,000	222,036
Aetna Incorporated	6.00	6-15-2016	300,000	350,069
Aetna Incorporated	6.63	6-15-2036	650,000	875,339
AmerisourceBergen Corporation	3.50	11-15-2021	300,000	324,878

38

WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value
Health Care Providers & Services (continued)
AmerisourceBergen Corporation	4.88%	11-15-2019	$250,000	$292,582
Aristotle Holding Incorporated 144A	3.90	2-15-2022	500,000	538,577
Cardinal Health Incorporated	3.20	6-15-2022	250,000	258,607
Cardinal Health Incorporated	5.80	10-15-2016	350,000	409,724
CIGNA Corporation	4.00	2-15-2022	250,000	273,466
CIGNA Corporation	4.38	12-15-2020	500,000	552,628
CIGNA Corporation	4.50	3-15-2021	100,000	112,118
CIGNA Corporation	5.13	6-15-2020	215,000	247,204
CIGNA Corporation	5.38	2-15-2042	350,000	406,931
CIGNA Corporation	5.88	3-15-2041	330,000	405,575
CIGNA Corporation	6.15	11-15-2036	50,000	61,812
Coventry Health Care Incorporated	5.45	6-15-2021	580,000	688,328
Express Scripts Incorporated	3.13	5-15-2016	400,000	423,149
Express Scripts Incorporated	6.25	6-15-2014	750,000	810,744
Humana Incorporated	7.20	6-15-2018	500,000	620,386
Laboratory Corporation of America Holdings	2.20	8-23-2017	67,000	69,133
Laboratory Corporation of America Holdings	3.75	8-23-2022	56,000	59,600
Laboratory Corporation of America Holdings	4.63	11-15-2020	500,000	562,085
Laboratory Corporation of America Holdings	5.63	12-15-2015	200,000	223,926
McKesson Corporation	3.25	3-1-2016	500,000	538,619
McKesson Corporation	6.00	3-1-2041	250,000	336,527
McKesson Corporation	7.50	2-15-2019	500,000	650,428
Medco Health Solutions Incorporated	4.13	9-15-2020	500,000	548,710
Quest Diagnostics Incorporated	4.75	1-30-2020	590,000	657,368
Quest Diagnostics Incorporated	5.75	1-30-2040	40,000	46,037
Quest Diagnostics Incorporated	6.40	7-1-2017	400,000	474,450
Quest Diagnostics Incorporated	6.95	7-1-2037	100,000	130,060
UnitedHealth Group Incorporated	2.88	3-15-2022	1,000,000	1,029,644
UnitedHealth Group Incorporated	5.00	8-15-2014	500,000	535,883
UnitedHealth Group Incorporated	5.80	3-15-2036	250,000	306,733
UnitedHealth Group Incorporated	5.95	2-15-2041	500,000	635,554
UnitedHealth Group Incorporated	6.00	2-15-2018	1,000,000	1,223,593
UnitedHealth Group Incorporated	6.63	11-15-2037	150,000	202,922
UnitedHealth Group Incorporated	6.88	2-15-2038	500,000	696,477
WellPoint Incorporated	1.25	9-10-2015	250,000	252,218
WellPoint Incorporated	1.88	1-15-2018	500,000	508,969
WellPoint Incorporated	2.38	2-15-2017	250,000	260,122
WellPoint Incorporated	3.13	5-15-2022	500,000	508,568
WellPoint Incorporated	3.30	1-15-2023	250,000	256,985
WellPoint Incorporated	4.63	5-15-2042	500,000	520,655
WellPoint Incorporated	4.65	1-15-2043	250,000	261,830
WellPoint Incorporated	5.25	1-15-2016	100,000	112,076
WellPoint Incorporated	5.80	8-15-2040	135,000	160,833
WellPoint Incorporated	5.85	1-15-2036	725,000	870,096
WellPoint Incorporated	5.88	6-15-2017	750,000	890,291
WellPoint Incorporated	7.00	2-15-2019	500,000	627,831

				22,251,098

Life Sciences Tools & Services : 0.07%
Life Technologies Corporation	4.40	3-1-2015	300,000	319,599
Life Technologies Corporation	5.00	1-15-2021	150,000	170,112
Life Technologies Corporation	6.00	3-1-2020	250,000	298,175
Thermo Fisher Scientific Incorporated	2.05	2-21-2014	530,000	539,323
Thermo Fisher Scientific Incorporated	2.25	8-15-2016	185,000	192,284
Thermo Fisher Scientific Incorporated	3.15	1-15-2023	500,000	514,157
Thermo Fisher Scientific Incorporated	3.20	5-1-2015	500,000	527,500
Thermo Fisher Scientific Incorporated	3.20	3-1-2016	40,000	42,707
Thermo Fisher Scientific Incorporated	4.50	3-1-2021	1,040,000	1,186,957

				3,790,814

Pharmaceuticals : 0.79%
Abbott Laboratories	4.13	5-27-2020	250,000	292,669

39

PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value
Pharmaceuticals (continued)
Abbott Laboratories	5.13%	4-1-2019	$139,000	$167,457
Abbott Laboratories	5.30	5-27-2040	250,000	330,933
Abbott Laboratories	6.00	4-1-2039	150,000	211,089
Abbott Laboratories	6.15	11-30-2037	237,000	338,323
AbbVie Incorporated 144A	1.75	11-6-2017	2,000,000	2,027,620
AbbVie Incorporated 144A	2.90	11-6-2022	2,000,000	2,040,534
AbbVie Incorporated 144A	4.40	11-6-2042	1,000,000	1,057,842
Allergan Incorporated	3.38	9-15-2020	500,000	546,793
Bristol-Myers Squibb Company	2.00	8-1-2022	250,000	243,834
Bristol-Myers Squibb Company	3.25	8-1-2042	250,000	233,950
Bristol-Myers Squibb Company	5.45	5-1-2018	500,000	608,612
Bristol-Myers Squibb Company	5.88	11-15-2036	582,000	764,826
Bristol-Myers Squibb Company	6.13	5-1-2038	13,000	17,755
Eli Lilly & Company	4.20	3-6-2014	500,000	522,171
Eli Lilly & Company	5.20	3-15-2017	500,000	587,533
Eli Lilly & Company	5.50	3-15-2027	400,000	511,873
Eli Lilly & Company	5.95	11-15-2037	500,000	666,979
Genentech Incorporated	4.75	7-15-2015	500,000	552,109
GlaxoSmithKline Capital Incorporated	0.75	5-8-2015	1,000,000	1,005,697
GlaxoSmithKline Capital Incorporated	2.85	5-8-2022	1,000,000	1,046,701
GlaxoSmithKline Capital Incorporated	4.38	4-15-2014	250,000	263,299
GlaxoSmithKline Capital Incorporated	5.38	4-15-2034	300,000	368,485
GlaxoSmithKline Capital Incorporated	5.65	5-15-2018	1,000,000	1,226,271
GlaxoSmithKline Capital Incorporated	6.38	5-15-2038	900,000	1,260,290
Johnson & Johnson	2.15	5-15-2016	500,000	524,840
Johnson & Johnson	4.50	9-1-2040	300,000	358,102
Johnson & Johnson	4.85	5-15-2041	200,000	250,312
Johnson & Johnson	4.95	5-15-2033	180,000	222,257
Johnson & Johnson	5.15	7-15-2018	500,000	611,477
Johnson & Johnson	5.55	8-15-2017	250,000	303,212
Johnson & Johnson	5.85	7-15-2038	500,000	698,277
Johnson & Johnson	6.73	11-15-2023	300,000	428,799
Merck & Company Incorporated	2.40	9-15-2022	500,000	505,711
Merck & Company Incorporated	3.60	9-15-2042	250,000	250,711
Merck & Company Incorporated	3.88	1-15-2021	350,000	396,775
Merck & Company Incorporated	4.75	3-1-2015	225,000	246,158
Merck & Company Incorporated	5.00	6-30-2019	250,000	301,660
Merck & Company Incorporated	5.75	11-15-2036	400,000	538,466
Merck & Company Incorporated	5.85	6-30-2039	150,000	207,288
Merck & Company Incorporated	5.95	12-1-2028	65,000	85,942
Merck & Company Incorporated	6.00	9-15-2017	1,000,000	1,234,899
Merck & Company Incorporated	6.30	1-1-2026	250,000	344,035
Merck & Company Incorporated	6.40	3-1-2028	500,000	701,853
Novartis Capital Corporation	2.40	9-21-2022	1,000,000	1,006,835
Novartis Capital Corporation	2.90	4-24-2015	850,000	898,242
Novartis Capital Corporation	3.70	9-21-2042	250,000	251,161
Novartis Capital Corporation	4.13	2-10-2014	475,000	495,169
Novartis Capital Corporation	4.40	4-24-2020	500,000	587,993
Pfizer Incorporated	4.50	2-15-2014	300,000	315,233
Pfizer Incorporated	5.35	3-15-2015	750,000	829,131
Pfizer Incorporated	5.45	4-1-2017	500,000	594,865
Pfizer Incorporated	5.50	2-1-2014	500,000	529,427
Pfizer Incorporated	6.00	2-15-2036	625,000	834,044
Pfizer Incorporated	6.20	3-15-2019	2,000,000	2,552,026
Pfizer Incorporated	6.50	2-1-2034	500,000	694,659
Pfizer Incorporated	7.20	3-15-2039	750,000	1,165,661
Schering-Plough Corporation	5.30	12-1-2013	500,000	524,667
Schering-Plough Corporation	6.50	12-1-2033	120,000	174,709
Schering-Plough Corporation	6.55	9-15-2037	475,000	683,064
Teva Pharmaceutical Finance LLC	1.70	11-10-2014	500,000	509,550
Watson Pharmaceuticals Incorporated	1.88	10-1-2017	500,000	509,203
Watson Pharmaceuticals Incorporated	3.25	10-1-2022	750,000	770,789
Watson Pharmaceuticals Incorporated	4.63	10-1-2042	500,000	526,565
Watson Pharmaceuticals Incorporated	5.00	8-15-2014	125,000	133,554
Watson Pharmaceuticals Incorporated	6.13	8-15-2019	130,000	159,723

40

WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value
Pharmaceuticals (continued)
Wyeth LLC	5.50%	2-15-2016	$180,000	$206,886
Wyeth LLC	5.95	4-1-2037	350,000	468,466

				40,526,041

Industrials : 1.60%

Aerospace & Defense : 0.46%
Boeing Capital Corporation	4.70	10-27-2019	500,000	599,492
Boeing Company	4.88	2-15-2020	140,000	170,338
Boeing Company	5.00	3-15-2014	1,000,000	1,055,914
Boeing Company	5.88	2-15-2040	30,000	41,421
Boeing Company	6.00	3-15-2019	300,000	376,170
Boeing Company	6.13	2-15-2033	180,000	241,571
Boeing Company	6.88	3-15-2039	800,000	1,232,824
General Dynamics Corporation	1.00	11-15-2017	500,000	498,846
General Dynamics Corporation	1.38	1-15-2015	200,000	203,356
General Dynamics Corporation	2.25	7-15-2016	200,000	210,609
General Dynamics Corporation	2.25	11-15-2022	500,000	494,006
General Dynamics Corporation	3.88	7-15-2021	200,000	226,716
General Dynamics Corporation	5.25	2-1-2014	500,000	525,834
Goodrich Corporation	4.88	3-1-2020	550,000	651,334
Honeywell International Incorporated	3.88	2-15-2014	500,000	520,375
Honeywell International Incorporated	4.25	3-1-2021	50,000	59,063
Honeywell International Incorporated	5.00	2-15-2019	750,000	899,992
Honeywell International Incorporated	5.30	3-1-2018	100,000	120,711
Honeywell International Incorporated	5.38	3-1-2041	365,000	475,056
Honeywell International Incorporated	5.70	3-15-2037	250,000	335,276
L-3 Communications Corporation	4.95	2-15-2021	500,000	566,618
L-3 Communications Corporation	5.20	10-15-2019	500,000	575,227
Lockheed Martin Corporation	3.35	9-15-2021	250,000	266,934
Lockheed Martin Corporation	4.25	11-15-2019	1,000,000	1,137,881
Lockheed Martin Corporation	5.50	11-15-2039	150,000	181,165
Lockheed Martin Corporation	5.72	6-1-2040	162,000	209,045
Lockheed Martin Corporation Series B	6.15	9-1-2036	350,000	462,373
Northrop Grumman Corporation	1.85	11-15-2015	300,000	308,492
Northrop Grumman Corporation	3.50	3-15-2021	300,000	325,431
Northrop Grumman Corporation	3.70	8-1-2014	90,000	94,436
Northrop Grumman Corporation	5.05	8-1-2019	85,000	99,346
Northrop Grumman Corporation	5.05	11-15-2040	100,000	116,192
Northrop Grumman Corporation	7.75	2-15-2031	300,000	440,709
Raytheon Company	1.63	10-15-2015	500,000	517,059
Raytheon Company	4.40	2-15-2020	600,000	693,159
Raytheon Company	4.70	12-15-2041	500,000	574,468
Raytheon Company	7.20	8-15-2027	120,000	169,362
Rockwell Collins Incorporated	5.25	7-15-2019	50,000	60,442
Textron Incorporated	4.63	9-21-2016	100,000	109,513
United Technologies Corporation	1.80	6-1-2017	533,000	551,006
United Technologies Corporation	3.10	6-1-2022	839,000	902,155
United Technologies Corporation	4.50	4-15-2020	500,000	593,204
United Technologies Corporation	4.50	6-1-2042	1,533,000	1,738,867
United Technologies Corporation	4.88	5-1-2015	850,000	934,414
United Technologies Corporation	5.70	4-15-2040	500,000	665,478
United Technologies Corporation	6.05	6-1-2036	400,000	535,692
United Technologies Corporation	6.13	2-1-2019	565,000	710,667
United Technologies Corporation	6.13	7-15-2038	500,000	676,764
United Technologies Corporation	7.50	9-15-2029	430,000	641,613

				23,796,616

Air Freight & Logistics : 0.09%
FedEx Corporation	2.63	8-1-2022	482,000	487,711
FedEx Corporation	7.38	1-15-2014	20,000	21,463
FedEx Corporation	8.00	1-15-2019	400,000	531,536

41

PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value
Air Freight & Logistics (continued)
United Parcel Service Incorporated	1.13%	10-1-2017	$250,000	$251,726
United Parcel Service Incorporated	3.13	1-15-2021	900,000	977,842
United Parcel Service Incorporated	3.88	4-1-2014	350,000	365,641
United Parcel Service Incorporated	5.13	4-1-2019	500,000	606,370
United Parcel Service Incorporated	5.50	1-15-2018	100,000	120,329
United Parcel Service Incorporated	6.20	1-15-2038	795,000	1,101,317

				4,463,935

Airlines : 0.06%
American Airlines Incorporated	10.38	1-2-2021	171,567	181,861
Continental Airlines Incorporated	4.75	7-12-2022	477,172	518,925
Continental Airlines Incorporated	7.25	5-10-2021	175,316	202,490
Continental Airlines Incorporated	9.00	1-8-2018	128,616	148,873
Continental Airlines Incorporated Series A	5.98	10-19-2023	380,202	424,875
Delta Air Lines Incorporated	4.95	11-23-2020	173,866	189,514
Delta Air Lines Incorporated	6.82	2-10-2024	81,615	91,450
Delta Air Lines Incorporated	7.75	6-17-2021	369,580	423,169
Northwest Airlines Incorporated	7.03	5-1-2021	175,405	193,156
Southwest Airlines Company	5.25	10-1-2014	500,000	533,569
United Airlines Incorporated	10.40	5-1-2018	190,729	218,671
US Airways Group Incorporated	4.63	12-3-2026	150,000	153,188

				3,279,741

Building Products : 0.01%
Owens Corning Incorporated	4.20	12-15-2022	213,000	215,782
Owens Corning Incorporated	6.50	12-1-2016	102,000	115,294

				331,076

Commercial Services & Supplies : 0.20%
ADT Corporation 144A	3.50	7-15-2022	1,000,000	1,002,729
Avery Dennison Corporation	5.38	4-15-2020	350,000	389,461
Black & Decker Corporation	3.40	12-1-2021	60,000	63,270
Cintas Corporation No. 2	2.85	6-1-2016	200,000	211,186
Cintas Corporation No. 2	3.25	6-1-2022	100,000	103,759
Cintas Corporation No. 2	4.30	6-1-2021	60,000	66,921
Cintas Corporation No. 2	6.13	12-1-2017	200,000	243,035
Cintas Corporation No. 2	6.15	8-15-2036	50,000	62,331
Cooper US Incorporated	2.38	1-15-2016	200,000	206,236
Cooper US Incorporated	3.88	12-15-2020	200,000	218,883
Cooper US Incorporated	6.10	7-1-2017	100,000	120,017
CRH America Incorporated	6.00	9-30-2016	850,000	956,440
CRH America Incorporated	8.13	7-15-2018	200,000	243,239
Equifax Incorporated	4.45	12-1-2014	100,000	105,335
Equifax Incorporated	7.00	7-1-2037	50,000	63,686
Pitney Bowes Incorporated	4.75	1-15-2016	250,000	258,396
Pitney Bowes Incorporated	5.25	1-15-2037	500,000	511,153
Pitney Bowes Incorporated	5.75	9-15-2017	100,000	107,500
Republic Services Incorporated	3.55	6-1-2022	1,000,000	1,053,920
Republic Services Incorporated	3.80	5-15-2018	100,000	110,667
Republic Services Incorporated	4.75	5-15-2023	300,000	344,855
Republic Services Incorporated	5.25	11-15-2021	50,000	59,563
Republic Services Incorporated	5.50	9-15-2019	125,000	148,963
Republic Services Incorporated	5.70	5-15-2041	550,000	662,925
Waste Management Incorporated	4.60	3-1-2021	200,000	228,434
Waste Management Incorporated	4.75	6-30-2020	500,000	576,542
Waste Management Incorporated	5.00	3-15-2014	415,000	436,945
Waste Management Incorporated	6.10	3-15-2018	326,000	396,303
Waste Management Incorporated	6.13	11-30-2039	500,000	636,949
Waste Management Incorporated	7.75	5-15-2032	400,000	572,946

				10,162,589

42

WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value
Construction & Engineering : 0.01%
URS Corporation 144A	3.85%	4-1-2017	$500,000	$517,544

Electrical Equipment : 0.06%
Emerson Electric Company	4.13	4-15-2015	300,000	324,282
Emerson Electric Company	4.25	11-15-2020	200,000	232,965
Emerson Electric Company	4.75	10-15-2015	100,000	111,078
Emerson Electric Company	4.88	10-15-2019	200,000	241,460
Emerson Electric Company	5.25	10-15-2018	50,000	60,927
Emerson Electric Company	5.25	11-15-2039	500,000	631,050
Emerson Electric Company	5.38	10-15-2017	200,000	237,666
Emerson Electric Company	6.13	4-15-2039	100,000	139,459
Hubbell Incorporated	3.63	11-15-2022	200,000	217,385
Rockwell Automation Incorporated	6.25	12-1-2037	300,000	417,672
Roper Industries Incorporated	6.25	9-1-2019	200,000	241,197

				2,855,141

Industrial Conglomerates : 0.14%
3M Company	1.00	6-26-2017	250,000	252,144
3M Company	2.00	6-26-2022	225,000	224,882
3M Company	5.70	3-15-2037	325,000	455,654
Danaher Corporation	1.30	6-23-2014	560,000	566,473
Danaher Corporation	2.30	6-23-2016	100,000	105,031
Danaher Corporation	3.90	6-23-2021	100,000	112,866
Danaher Corporation	5.40	3-1-2019	450,000	541,766
GATX Corporation	3.50	7-15-2016	245,000	256,359
GATX Corporation	4.85	6-1-2021	100,000	105,949
GATX Corporation	8.75	5-15-2014	200,000	221,250
General Electric Company	2.70	10-9-2022	2,000,000	2,037,136
General Electric Company	5.25	12-6-2017	1,600,000	1,892,547
Textron Incorporated	7.25	10-1-2019	350,000	431,265

				7,203,322

Machinery : 0.25%
Caterpillar Incorporated	0.95	6-26-2015	200,000	201,347
Caterpillar Incorporated	1.38	5-27-2014	100,000	101,287
Caterpillar Incorporated	1.50	6-26-2017	1,000,000	1,017,824
Caterpillar Incorporated	2.60	6-26-2022	200,000	203,053
Caterpillar Incorporated	3.90	5-27-2021	1,000,000	1,129,501
Caterpillar Incorporated	5.20	5-27-2041	555,000	683,450
Caterpillar Incorporated	6.05	8-15-2036	900,000	1,212,021
Deere & Company	2.60	6-8-2022	500,000	510,940
Deere & Company	3.90	6-9-2042	500,000	515,527
Deere & Company	4.38	10-16-2019	400,000	467,456
Deere & Company	5.38	10-16-2029	300,000	389,837
Deere & Company	6.95	4-25-2014	1,000,000	1,088,714
Dover Corporation	4.30	3-1-2021	500,000	584,210
Dover Corporation	5.38	10-15-2035	200,000	251,227
Dover Corporation	5.45	3-15-2018	100,000	119,363
Dover Corporation	6.60	3-15-2038	60,000	86,458
Eaton Corporation 144A	2.75	11-2-2022	1,000,000	1,006,404
Eaton Corporation	5.60	5-15-2018	500,000	595,595
Eaton Corporation	6.95	3-20-2019	200,000	255,579
Harsco Corporation	2.70	10-15-2015	100,000	101,144
IDEX Corporation	4.50	12-15-2020	100,000	107,772
Illinois Tool Works Incorporated	3.38	9-15-2021	120,000	130,138
Illinois Tool Works Incorporated	3.90	9-1-2042	200,000	208,050
Illinois Tool Works Incorporated	4.88	9-15-2041	45,000	53,649
Illinois Tool Works Incorporated	5.15	4-1-2014	300,000	318,153
Illinois Tool Works Incorporated	6.25	4-1-2019	155,000	193,767
Kennametal Incorporated	2.65	11-1-2019	150,000	150,317
Kennametal Incorporated	3.88	2-15-2022	98,000	102,985
Parker Hannifin Corporation	3.50	9-15-2022	100,000	109,845

43

PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value
Machinery (continued)
Parker Hannifin Corporation	5.50%	5-15-2018	$135,000	$163,066
Parker Hannifin Corporation	6.25	5-15-2038	60,000	83,789
Pentair Incorporated	5.00	5-15-2021	300,000	341,676
Snap-on Incorporated	6.13	9-1-2021	150,000	184,417
Stanley Black & Decker Incorporated	2.90	11-1-2022	350,000	358,006

				13,026,567

Professional Services : 0.00%
Verisk Analytics Incorporated	4.13	9-12-2022	250,000	256,650

Road & Rail : 0.32%
BNSF Railway Company	5.75	5-1-2040	550,000	690,702
Burlington Northern Santa Fe LLC	3.05	3-15-2022	1,000,000	1,047,003
Burlington Northern Santa Fe LLC	3.60	9-1-2020	200,000	218,687
Burlington Northern Santa Fe LLC	4.40	3-15-2042	1,000,000	1,072,599
Burlington Northern Santa Fe LLC	4.70	10-1-2019	125,000	145,415
Burlington Northern Santa Fe LLC	4.88	1-15-2015	500,000	540,325
Burlington Northern Santa Fe LLC	5.65	5-1-2017	360,000	427,891
Burlington Northern Santa Fe LLC	6.15	5-1-2037	650,000	856,201
Canadian National Railway Company	6.38	11-15-2037	550,000	787,824
Con-Way Incorporated	7.25	1-15-2018	350,000	408,106
CSX Corporation	3.70	10-30-2020	250,000	272,024
CSX Corporation	4.25	6-1-2021	200,000	226,359
CSX Corporation	4.75	5-30-2042	30,000	32,676
CSX Corporation	5.60	5-1-2017	100,000	117,611
CSX Corporation	6.00	10-1-2036	300,000	375,328
CSX Corporation	6.15	5-1-2037	320,000	408,686
CSX Corporation	6.22	4-30-2040	200,000	260,917
CSX Corporation	6.25	4-1-2015	700,000	785,793
CSX Corporation	7.38	2-1-2019	500,000	640,020
Norfolk Southern Corporation 144A	2.90	2-15-2023	886,000	901,906
Norfolk Southern Corporation	3.00	4-1-2022	500,000	519,107
Norfolk Southern Corporation	4.84	10-1-2041	335,000	381,197
Norfolk Southern Corporation	5.59	5-17-2025	53,000	65,947
Norfolk Southern Corporation	5.75	4-1-2018	1,100,000	1,320,908
Norfolk Southern Corporation	5.90	6-15-2019	65,000	79,700
Ryder System Incorporated	2.50	3-1-2017	200,000	204,305
Ryder System Incorporated	3.15	3-2-2015	115,000	118,975
Ryder System Incorporated	3.50	6-1-2017	200,000	213,013
Ryder System Incorporated	5.85	3-1-2014	300,000	316,638
Ryder System Incorporated	5.85	11-1-2016	250,000	284,891
Union Pacific Corporation	4.00	2-1-2021	500,000	566,207
Union Pacific Corporation	4.16	7-15-2022	437,000	497,871
Union Pacific Corporation	4.88	1-15-2015	360,000	390,614
Union Pacific Corporation	5.78	7-15-2040	300,000	384,796
Union Pacific Corporation	6.15	5-1-2037	40,000	52,764
Union Pacific Corporation	6.63	2-1-2029	600,000	822,269

				16,435,275

Information Technology : 1.11%

Communications Equipment : 0.16%
Cisco Systems Incorporated	2.90	11-17-2014	350,000	366,280
Cisco Systems Incorporated	3.15	3-14-2017	1,000,000	1,094,673
Cisco Systems Incorporated	4.45	1-15-2020	850,000	993,770
Cisco Systems Incorporated	4.95	2-15-2019	600,000	713,941
Cisco Systems Incorporated	5.50	2-22-2016	775,000	890,122
Cisco Systems Incorporated	5.50	1-15-2040	700,000	889,951
Cisco Systems Incorporated	5.90	2-15-2039	800,000	1,052,493
Harris Corporation	4.40	12-15-2020	300,000	327,170
Harris Corporation	5.95	12-1-2017	400,000	471,375
Juniper Networks Incorporated	3.10	3-15-2016	250,000	261,044

44

WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value
Communications Equipment (continued)
Motorola Incorporated	6.00%	11-15-2017	$700,000	$827,639
Motorola Incorporated	7.50	5-15-2025	120,000	155,810

				8,044,268

Computers & Peripherals : 0.18%
Dell Incorporated	5.63	4-15-2014	500,000	532,589
Dell Incorporated	5.88	6-15-2019	550,000	637,242
Dell Incorporated	6.50	4-15-2038	100,000	116,563
Dell Incorporated	7.10	4-15-2028	450,000	548,593
Hewlett Packard Company	2.60	9-15-2017	1,000,000	951,863
Hewlett Packard Company	2.13	9-13-2015	500,000	489,427
Hewlett Packard Company	3.00	9-15-2016	500,000	492,114
Hewlett Packard Company «	4.05	9-15-2022	250,000	232,416
Hewlett Packard Company	4.30	6-1-2021	500,000	471,199
Hewlett Packard Company	4.38	9-15-2021	500,000	472,336
Hewlett Packard Company «	4.65	12-9-2021	500,000	483,342
Hewlett-Packard Company	2.65	6-1-2016	1,000,000	978,483
Hewlett-Packard Company	3.75	12-1-2020	250,000	228,603
Hewlett-Packard Company	4.75	6-2-2014	1,000,000	1,031,998
Hewlett-Packard Company	5.40	3-1-2017	500,000	530,857
Hewlett-Packard Company	5.50	3-1-2018	500,000	530,296
Hewlett-Packard Company	6.00	9-15-2041	475,000	445,725
Lexmark International Incorporated	6.65	6-1-2018	250,000	275,144

				9,448,790

Electronic Equipment, Instruments & Components : 0.06%
Agilent Technologies Incorporated	5.50	9-14-2015	500,000	558,876
Agilent Technologies Incorporated	6.50	11-1-2017	260,000	316,333
Amphenol Corporation	4.00	2-1-2022	300,000	319,283
Amphenol Corporation	4.75	11-15-2014	150,000	160,053
Arrow Electronics Incorporated	5.13	3-1-2021	300,000	327,521
Arrow Electronics Incorporated	6.00	4-1-2020	100,000	113,490
Avnet Incorporated	5.88	6-15-2020	100,000	109,592
Avnet Incorporated	6.63	9-15-2016	300,000	339,375
Corning Incorporated	1.45	11-15-2017	400,000	403,092
Corning Incorporated	4.25	8-15-2020	250,000	282,011
Corning Incorporated	5.75	8-15-2040	150,000	180,749
Corning Incorporated	6.63	5-15-2019	20,000	25,131
Tech Data Corporation	3.75	9-21-2017	100,000	101,852

				3,237,358

Internet Software & Services : 0.05%
eBay Incorporated	1.63	10-15-2015	400,000	410,760
eBay Incorporated	2.60	7-15-2022	350,000	355,368
eBay Incorporated	3.25	10-15-2020	200,000	217,334
eBay Incorporated	4.00	7-15-2042	250,000	243,052
Google Incorporated	2.13	5-19-2016	500,000	524,181
Google Incorporated	3.63	5-19-2021	500,000	560,188

				2,310,883

IT Services : 0.22%
Western Union Company	5.25	4-1-2020	80,000	89,446
Western Union Company	5.93	10-1-2016	75,000	86,216
Western Union Company	6.20	11-17-2036	75,000	77,141
Western Union Company	6.20	6-21-2040	200,000	197,290
Western Union Company	6.50	2-26-2014	500,000	534,346
Computer Sciences Corporation	2.50	9-15-2015	111,000	113,325
Computer Sciences Corporation	4.45	9-15-2022	200,000	202,906
Computer Sciences Corporation Series WI	6.50	3-15-2018	150,000	172,611
Fiserv Incorporated	3.50	10-1-2022	400,000	406,318

45

PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value
IT Services (continued)
Fiserv Incorporated	4.75%	6-15-2021	$500,000	$558,782
Fiserv Incorporated	6.80	11-20-2017	100,000	120,930
IBM Corporation	0.55	2-6-2015	1,000,000	1,000,129
IBM Corporation	0.88	10-31-2014	1,000,000	1,008,233
IBM Corporation	1.88	8-1-2022	400,000	386,162
IBM Corporation	1.95	7-22-2016	725,000	753,237
IBM Corporation	4.00	6-20-2042	500,000	528,294
IBM Corporation	5.60	11-30-2039	900,000	1,162,184
IBM Corporation	5.70	9-14-2017	1,000,000	1,211,418
IBM Corporation	5.88	11-29-2032	250,000	334,665
IBM Corporation	7.00	10-30-2025	300,000	435,812
IBM Corporation	7.63	10-15-2018	1,000,000	1,345,210
SAIC Incorporated	4.45	12-1-2020	500,000	546,647
SAIC Incorporated	5.95	12-1-2040	100,000	110,062

				11,381,364

Office Electronics : 0.07%
Xerox Corporation	2.95	3-15-2017	1,000,000	1,023,524
Xerox Corporation	4.25	2-15-2015	500,000	525,966
Xerox Corporation	5.63	12-15-2019	200,000	225,398
Xerox Corporation	6.35	5-15-2018	150,000	174,753
Xerox Corporation	6.40	3-15-2016	500,000	566,752
Xerox Corporation	6.75	2-1-2017	250,000	290,520
Xerox Corporation	6.75	12-15-2039	100,000	120,966
Xerox Corporation	8.25	5-15-2014	570,000	624,679

				3,552,558

Semiconductors & Semiconductor Equipment : 0.11%
Analog Devices Incorporated	5.00	7-1-2014	250,000	266,697
Applied Materials Incorporated	2.65	6-15-2016	500,000	527,492
Applied Materials Incorporated	4.30	6-15-2021	300,000	339,614
Applied Materials Incorporated	5.85	6-15-2041	200,000	248,605
Broadcom Corporation	2.38	11-1-2015	200,000	208,887
Broadcom Corporation 144A	2.50	8-15-2022	250,000	249,867
Intel Corporation	1.95	10-1-2016	600,000	624,583
Intel Corporation	3.30	10-1-2021	847,000	914,546
Intel Corporation	4.80	10-1-2041	643,000	712,385
KLA Tencor Corporation	6.90	5-1-2018	300,000	362,498
National Semiconductor Corporation	3.95	4-15-2015	350,000	376,554
Texas Instruments Incorporated	0.45	8-3-2015	100,000	99,548
Texas Instruments Incorporated	1.38	5-15-2014	500,000	507,014
Texas Instruments Incorporated	1.65	8-3-2019	250,000	251,480

				5,689,770

Software : 0.26%
Adobe Systems Incorporated	3.25	2-1-2015	100,000	104,623
Adobe Systems Incorporated	4.75	2-1-2020	325,000	365,466
BMC Software Incorporated	4.25	2-15-2022	45,000	44,606
BMC Software Incorporated	4.50	12-1-2022	200,000	201,015
CA Incorporated	5.38	12-1-2019	500,000	574,504
CA Incorporated	6.13	12-1-2014	500,000	544,837
Dun & Bradstreet Corporation	2.88	11-15-2015	115,000	115,975
Intuit Incorporated	5.75	3-15-2017	200,000	232,219
Microsoft Corporation	1.63	9-25-2015	1,000,000	1,029,206
Microsoft Corporation	2.95	6-1-2014	890,000	924,604
Microsoft Corporation	3.00	10-1-2020	400,000	438,976
Microsoft Corporation	4.00	2-8-2021	500,000	578,490
Microsoft Corporation	4.20	6-1-2019	175,000	204,394
Microsoft Corporation	4.50	10-1-2040	500,000	566,842
Microsoft Corporation	5.20	6-1-2039	110,000	137,192
Microsoft Corporation	5.30	2-8-2041	500,000	635,724

46

WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value
Software (continued)
Oracle Corporation	1.20%	10-15-2017	$350,000	$350,692
Oracle Corporation	2.50	10-15-2022	300,000	303,515
Oracle Corporation	3.75	7-8-2014	500,000	525,565
Oracle Corporation	3.88	7-15-2020	350,000	399,937
Oracle Corporation	5.00	7-8-2019	600,000	721,472
Oracle Corporation	5.25	1-15-2016	850,000	965,763
Oracle Corporation	5.38	7-15-2040	1,350,000	1,702,400
Oracle Corporation	5.75	4-15-2018	500,000	612,587
Oracle Corporation	6.13	7-8-2039	200,000	270,630
Oracle Corporation	6.50	4-15-2038	250,000	351,324
Symantec Corporation	3.95	6-15-2022	200,000	205,071
Symantec Corporation	4.20	9-15-2020	300,000	316,353

				13,423,982

Materials : 0.79%

Chemicals : 0.39%
Air Products & Chemicals Incorporated	2.00	8-2-2016	55,000	57,298
Air Products & Chemicals Incorporated	4.38	8-21-2019	150,000	174,146
Albemarle Corporation	4.50	12-15-2020	300,000	332,658
Cabot Corporation	5.00	10-1-2016	100,000	112,326
Cytec Industries Incorporated	6.00	10-1-2015	250,000	276,980
Dow Chemical Company	2.50	2-15-2016	125,000	130,125
Dow Chemical Company	4.25	11-15-2020	575,000	635,477
Dow Chemical Company	5.25	11-15-2041	250,000	277,587
Dow Chemical Company	5.70	5-15-2018	250,000	298,799
Dow Chemical Company	5.90	2-15-2015	500,000	553,917
Dow Chemical Company	7.38	11-1-2029	600,000	802,298
Dow Chemical Company	7.60	5-15-2014	685,000	750,711
Dow Chemical Company	8.55	5-15-2019	1,655,000	2,238,589
Dow Chemical Company	9.40	5-15-2039	385,000	635,776
E.I. du Pont de Nemours & Company	2.75	4-1-2016	500,000	530,070
E.I. du Pont de Nemours & Company	3.25	1-15-2015	700,000	738,490
E.I. du Pont de Nemours & Company	3.63	1-15-2021	500,000	556,745
E.I. du Pont de Nemours & Company	4.50	8-15-2019	400,000	467,378
E.I. du Pont de Nemours & Company	4.63	1-15-2020	200,000	235,128
E.I. du Pont de Nemours & Company	4.88	4-30-2014	565,000	598,686
E.I. du Pont de Nemours & Company	4.90	1-15-2041	300,000	362,333
E.I. du Pont de Nemours & Company	5.25	12-15-2016	250,000	290,144
E.I. du Pont de Nemours & Company	5.60	12-15-2036	25,000	32,498
E.I. du Pont de Nemours & Company	6.00	7-15-2018	625,000	779,309
E.I. du Pont de Nemours & Company	6.50	1-15-2028	250,000	333,780
Eastman Chemical Company	3.60	8-15-2022	300,000	314,292
Eastman Chemical Company	4.50	1-15-2021	500,000	556,828
Eastman Chemical Company	4.80	9-1-2042	200,000	211,214
Ecolab Incorporated	1.00	8-9-2015	94,000	94,313
Ecolab Incorporated	2.38	12-8-2014	250,000	258,337
Ecolab Incorporated	3.00	12-8-2016	500,000	533,943
Ecolab Incorporated	4.35	12-8-2021	500,000	560,229
Ecolab Incorporated	5.50	12-8-2041	300,000	359,124
FMC Corporation	3.95	2-1-2022	125,000	133,253
Lubrizol Corporation	5.50	10-1-2014	65,000	70,701
Lubrizol Corporation	8.88	2-1-2019	250,000	352,330
Monsanto Company	2.75	4-15-2016	200,000	213,196
Monsanto Company	5.13	4-15-2018	500,000	599,928
Monsanto Company	5.50	8-15-2025	100,000	127,247
Mosaic Company	3.75	11-15-2021	115,000	123,533
PPG Industries Incorporated	1.90	1-15-2016	50,000	51,440
PPG Industries Incorporated	3.60	11-15-2020	100,000	108,662
PPG Industries Incorporated	5.50	11-15-2040	150,000	177,628
PPG Industries Incorporated	6.65	3-15-2018	300,000	375,372
PPG Industries Incorporated	7.70	3-15-2038	250,000	367,347
Praxair Incorporated	1.05	11-7-2017	438,000	440,354
Praxair Incorporated	2.20	8-15-2022	250,000	247,920

47

PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value
Chemicals (continued)
Praxair Incorporated	3.55%	11-7-2042	$150,000	$148,521
Praxair Incorporated	4.05	3-15-2021	200,000	227,596
Praxair Incorporated	5.20	3-15-2017	50,000	58,868
Praxair Incorporated	5.25	11-15-2014	200,000	217,258
Praxair Incorporated	5.38	11-1-2016	75,000	86,824
RPM International Incorporated	6.13	10-15-2019	200,000	234,347
RPM International Incorporated	6.50	2-15-2018	250,000	302,376
Sherwin-Williams Company	3.13	12-15-2014	250,000	262,133
Valspar Corporation	4.20	1-15-2022	100,000	108,337
Valspar Corporation	7.25	6-15-2019	100,000	122,920
Westlake Chemical Corporation	3.60	7-15-2022	29,000	29,752

				20,277,371

Construction Materials : 0.00%
Martin Marietta Materials Incorporated	6.60	4-15-2018	125,000	140,625

Containers & Packaging : 0.02%
Bemis Company Incorporated	5.65	8-1-2014	515,000	552,005
Bemis Company Incorporated	6.80	8-1-2019	10,000	12,098
Packaging Corporation of America	3.90	6-15-2022	200,000	207,646

				771,749

Metals & Mining : 0.28%
Alcoa Incorporated	5.40	4-15-2021	500,000	527,617
Alcoa Incorporated	5.55	2-1-2017	25,000	27,722
Alcoa Incorporated	5.72	2-23-2019	350,000	381,896
Alcoa Incorporated	5.87	2-23-2022	500,000	533,061
Alcoa Incorporated	5.90	2-1-2027	300,000	315,416
Alcoa Incorporated	5.95	2-1-2037	158,000	159,729
Alcoa Incorporated	6.15	8-15-2020	500,000	547,467
Alcoa Incorporated	6.75	7-15-2018	50,000	57,968
Alcoa Incorporated	6.75	1-15-2028	200,000	218,638
Allegheny Technologies Incorporated	5.95	1-15-2021	50,000	55,720
Allegheny Technologies Incorporated	9.38	6-1-2019	150,000	192,059
Barrick Gold Corporation	1.75	5-30-2014	60,000	60,849
Barrick Gold Corporation	2.90	5-30-2016	400,000	421,452
Barrick Gold Corporation	6.95	4-1-2019	300,000	375,296
Barrick North America Finance LLC	6.80	9-15-2018	250,000	310,407
Cliffs Natural Resources	4.80	10-1-2020	255,000	249,841
Cliffs Natural Resources	6.25	10-1-2040	420,000	401,131
Freeport-McMoRan Copper & Gold Incorporated	1.40	2-13-2015	200,000	201,814
Freeport-McMoRan Copper & Gold Incorporated	3.55	3-1-2022	1,000,000	1,016,493
Newmont Mining Corporation	3.50	3-15-2022	500,000	515,004
Newmont Mining Corporation	4.88	3-15-2042	500,000	521,455
Newmont Mining Corporation	5.13	10-1-2019	475,000	547,401
Newmont Mining Corporation	6.25	10-1-2039	475,000	573,829
Nucor Corporation	5.75	12-1-2017	500,000	602,364
Nucor Corporation	5.85	6-1-2018	150,000	183,301
Nucor Corporation	6.40	12-1-2037	200,000	273,283
Rio Tinto Alcan Incorporated	5.00	6-1-2015	180,000	197,309
Rio Tinto Alcan Incorporated	6.13	12-15-2033	600,000	764,756
Rio Tinto Finance (USA) Limited	3.75	9-20-2021	500,000	540,991
Rio Tinto Finance (USA) Limited	7.13	7-15-2028	500,000	679,817
Southern Copper Corporation	5.38	4-16-2020	90,000	103,730
Southern Copper Corporation	6.75	4-16-2040	440,000	517,023
Southern Copper Corporation	7.50	7-27-2035	600,000	752,984
Teck Resources Limited Company	3.00	3-1-2019	1,000,000	1,016,921
Teck Resources Limited Company	3.15	1-15-2017	250,000	261,713

				14,106,457

48

WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value
Paper & Forest Products : 0.10%
Domtar Corporation	4.40%	4-1-2022	$500,000	$513,323
Georgia-Pacific LLC	8.88	5-15-2031	500,000	759,354
International Paper Company	4.75	2-15-2022	75,000	85,003
International Paper Company	5.30	4-1-2015	430,000	468,446
International Paper Company	6.00	11-15-2041	535,000	649,840
International Paper Company	7.30	11-15-2039	250,000	343,259
International Paper Company	7.50	8-15-2021	450,000	592,771
International Paper Company	7.95	6-15-2018	1,000,000	1,294,229
MeadWestvaco Corporation	7.95	2-15-2031	50,000	65,664
Plum Creek Timberlands LP	4.70	3-15-2021	500,000	545,928

				5,317,817

Telecommunication Services : 0.91%

Diversified Telecommunication Services : 0.91%
Alltel Corporation	7.88	7-1-2032	350,000	550,629
AT&T Incorporated	0.88	2-13-2015	500,000	502,223
AT&T Incorporated	1.60	2-15-2017	500,000	508,196
AT&T Incorporated	2.40	8-15-2016	70,000	73,264
AT&T Incorporated	2.50	8-15-2015	500,000	522,282
AT&T Incorporated	2.95	5-15-2016	1,150,000	1,221,391
AT&T Incorporated	3.00	2-15-2022	1,500,000	1,568,021
AT&T Incorporated	3.88	8-15-2021	45,000	50,495
AT&T Incorporated	4.45	5-15-2021	650,000	756,912
AT&T Incorporated	5.35	9-1-2040	2,372,000	2,754,381
AT&T Incorporated	5.50	2-1-2018	1,000,000	1,198,925
AT&T Incorporated	5.55	8-15-2041	60,000	71,800
AT&T Incorporated	5.60	5-15-2018	500,000	605,971
AT&T Incorporated	5.80	2-15-2019	300,000	369,716
AT&T Incorporated	6.15	9-15-2034	500,000	629,576
AT&T Incorporated	6.30	1-15-2038	1,500,000	1,921,307
AT&T Incorporated	6.50	9-1-2037	570,000	744,760
AT&T Incorporated	6.55	2-15-2039	800,000	1,062,188
AT&T Incorporated	7.13	12-15-2031	1,100,000	1,500,311
AT&T Incorporated	8.00	11-15-2031	536,000	832,813
BellSouth Corporation	5.20	9-15-2014	325,000	350,790
BellSouth Corporation	6.00	11-15-2034	180,000	205,013
BellSouth Corporation	6.55	6-15-2034	180,000	219,122
CenturyLink Incorporated	5.80	3-15-2022	2,000,000	2,111,972
CenturyLink Incorporated	6.45	6-15-2021	800,000	878,791
CenturyTelephone Incorporated	5.00	2-15-2015	100,000	106,576
CenturyTelephone Incorporated	6.00	4-1-2017	740,000	822,728
Cingular Wireless Services Incorporated	8.75	3-1-2031	1,000,000	1,655,397
Embarq Corporation	8.00	6-1-2036	1,500,000	1,633,436
France Telecom	5.38	1-13-2042	500,000	578,286
Qwest Corporation	6.88	9-15-2033	300,000	300,000
Qwest Corporation	7.13	4-1-2018	500,000	525,851
SBC Communications	5.10	9-15-2014	1,075,000	1,159,408
SBC Communications	5.63	6-15-2016	350,000	404,547
Verizon Communications Incorporated	1.95	3-28-2014	1,000,000	1,018,962
Verizon Communications Incorporated	3.00	4-1-2016	500,000	534,152
Verizon Communications Incorporated	3.50	11-1-2021	2,000,000	2,197,992
Verizon Communications Incorporated	4.75	11-1-2041	500,000	570,061
Verizon Communications Incorporated	4.90	9-15-2015	325,000	362,253
Verizon Communications Incorporated	5.50	2-15-2018	1,000,000	1,207,041
Verizon Communications Incorporated	6.00	4-1-2041	500,000	660,915
Verizon Communications Incorporated	6.10	4-15-2018	500,000	619,264
Verizon Communications Incorporated	6.25	4-1-2037	250,000	328,798
Verizon Communications Incorporated	6.35	4-1-2019	1,000,000	1,276,487
Verizon Communications Incorporated	6.40	2-15-2038	1,000,000	1,352,551
Verizon Communications Incorporated	6.90	4-15-2038	500,000	710,973
Verizon Communications Incorporated	7.35	4-1-2039	850,000	1,278,669
Verizon Communications Incorporated	8.75	11-1-2018	1,550,000	2,165,934
Verizon Global Funding Corporation	5.85	9-15-2035	600,000	757,139

49

PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value
Diversified Telecommunication Services (continued)
Verizon Global Funding Corporation	7.75%	12-1-2030	$850,000	$1,248,473
Verizon Wireless Capital LLC	5.55	2-1-2014	1,500,000	1,579,268
Verizon Wireless Capital LLC	8.50	11-15-2018	500,000	691,864

				46,957,874

Utilities : 1.90%

Electric Utilities : 1.48%
Alabama Power Company	0.55	10-15-2015	31,000	30,891
Alabama Power Company	5.50	3-15-2041	65,000	83,992
Alabama Power Company	6.00	3-1-2039	500,000	667,073
Alabama Power Company	6.13	5-15-2038	105,000	141,567
Ameren Corporation	5.40	2-1-2016	75,000	84,704
Ameren Corporation	8.88	5-15-2014	250,000	275,673
Ameren Illinois Company	6.13	11-15-2017	100,000	120,856
Appalachian Power Company	5.80	10-1-2035	315,000	383,038
Appalachian Power Company	6.38	4-1-2036	300,000	379,481
Appalachian Power Company	7.00	4-1-2038	600,000	819,170
Appalachian Power Company	7.95	1-15-2020	250,000	341,849
Arizona Public Service Company	4.50	4-1-2042	100,000	106,712
Arizona Public Service Company	8.75	3-1-2019	500,000	665,259
Atlantic City Electric Company	7.75	11-15-2018	65,000	87,546
Baltimore Gas & Electric Company	3.50	11-15-2021	500,000	539,598
Carolina Power & Light Company	5.25	12-15-2015	180,000	204,936
Carolina Power & Light Company	5.30	1-15-2019	500,000	606,768
CenterPoint Energy Houston	2.25	8-1-2022	300,000	298,550
CenterPoint Energy Houston	3.55	8-1-2042	250,000	240,916
CenterPoint Energy Houston Series K	6.95	3-15-2033	250,000	360,441
Cleco Power LLC	6.00	12-1-2040	300,000	376,596
Cleveland Electric Illuminating Company	5.70	4-1-2017	200,000	227,306
Cleveland Electric Illuminating Company	5.95	12-15-2036	500,000	578,006
Columbus Southern Power Company	6.05	5-1-2018	200,000	242,352
Commonwealth Edison Company	1.63	1-15-2014	500,000	506,347
Commonwealth Edison Company	3.80	10-1-2042	100,000	99,925
Commonwealth Edison Company	4.70	4-15-2015	250,000	272,610
Commonwealth Edison Company	5.80	3-15-2018	500,000	608,466
Commonwealth Edison Company	5.90	3-15-2036	250,000	332,768
Commonwealth Edison Company Series 100	5.88	2-1-2033	65,000	83,826
Connecticut Light & Power Company	5.65	5-1-2018	100,000	119,131
Connecticut Light & Power Company	6.35	6-1-2036	200,000	271,002
Consolidated Edison Company of New York Incorporated	6.65	4-1-2019	500,000	643,040
Consolidated Edison Company of New York Incorporated	7.13	12-1-2018	200,000	263,428
Consolidated Edison Company of New York Incorporated Series 06-C	5.50	9-15-2016	100,000	116,406
Consolidated Edison Company of New York Incorporated Series 06-D	5.30	12-1-2016	50,000	57,944
Consolidated Edison Company of New York Incorporated Series 06-E	5.70	12-1-2036	250,000	319,518
Consolidated Edison Company of New York Incorporated Series 07-A	6.30	8-15-2037	250,000	344,359
Consolidated Edison Company of New York Incorporated Series 08-A	5.85	4-1-2018	100,000	122,698
Consolidated Edison Company of New York Incorporated Series 08-B	6.75	4-1-2038	300,000	436,519
Consolidated Edison Company of New York Incorporated Series 09-C	5.50	12-1-2039	600,000	758,888
Consumers Energy Company	5.65	9-15-2018	150,000	184,718
Consumers Energy Company	6.70	9-15-2019	500,000	656,919
Delmarva Power & Light Company	4.00	6-1-2042	200,000	212,427
Detroit Edison Company	2.65	6-15-2022	100,000	102,324
Detroit Edison Company	3.45	10-1-2020	500,000	553,546
Duke Energy Carolinas LLC	1.75	12-15-2016	750,000	773,414
Duke Energy Carolinas LLC	4.00	9-30-2042	250,000	255,081
Duke Energy Carolinas LLC	4.25	12-15-2041	500,000	529,883
Duke Energy Carolinas LLC Series C	7.00	11-15-2018	100,000	132,451
Duke Energy Corporation	3.35	4-1-2015	750,000	796,341
Duke Energy Corporation	3.95	9-15-2014	300,000	316,645
Duke Energy Corporation	6.30	2-1-2014	450,000	478,135
Duke Energy Corporation	6.45	10-15-2032	375,000	493,677
Duke Energy Indiana Incorporated	3.75	7-15-2020	500,000	557,147
Duke Energy Indiana Incorporated	6.35	8-15-2038	750,000	1,015,874

50

WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value
Electric Utilities (continued)
Duke Energy Indiana Incorporated	6.45%	4-1-2039	$65,000	$90,054
Duke Energy Ohio Incorporated	5.45	4-1-2019	250,000	302,695
Entergy Corporation	3.63	9-15-2015	200,000	210,321
Entergy Corporation	4.70	1-15-2017	250,000	273,835
Entergy Corporation	5.13	9-15-2020	250,000	274,476
Entergy Gulf States Louisiana LLC	5.59	10-1-2024	120,000	141,350
Entergy Gulf States Louisiana LLC	6.00	5-1-2018	100,000	119,501
Entergy Louisiana LLC	1.88	12-15-2014	130,000	133,203
Entergy Louisiana LLC	5.40	11-1-2024	250,000	307,827
Entergy Texas Incorporated	7.13	2-1-2019	200,000	253,560
Exelon Corporation	4.90	6-15-2015	375,000	410,684
Exelon Corporation	5.63	6-15-2035	365,000	420,270
Exelon Generation Company LLC	5.20	10-1-2019	500,000	575,172
Exelon Generation Company LLC 144A	5.60	6-15-2042	605,000	650,508
Exelon Generation Company LLC	6.25	10-1-2039	500,000	579,124
FirstEnergy Corporation Series C	7.38	11-15-2031	430,000	563,286
FirstEnergy Solutions Company	4.80	2-15-2015	200,000	215,436
FirstEnergy Solutions Company	6.05	8-15-2021	1,240,000	1,413,704
FirstEnergy Solutions Company	6.80	8-15-2039	164,000	186,014
Florida Power & Light Company	4.13	2-1-2042	300,000	322,391
Florida Power & Light Company	5.25	2-1-2041	200,000	249,701
Florida Power & Light Company	5.63	4-1-2034	150,000	190,924
Florida Power & Light Company	5.65	2-1-2037	380,000	493,746
Florida Power & Light Company	5.69	3-1-2040	585,000	777,110
Florida Power & Light Company	5.85	5-1-2037	100,000	133,303
Florida Power & Light Company	5.95	2-1-2038	50,000	67,372
Florida Power & Light Company	6.20	6-1-2036	500,000	689,785
Florida Power Corporation	5.65	6-15-2018	300,000	365,664
Florida Power Corporation	5.65	4-1-2040	125,000	158,983
Florida Power Corporation	5.80	9-15-2017	200,000	240,959
Florida Power Corporation	6.40	6-15-2038	500,000	685,473
FPL Group Capital Incorporated	6.00	3-1-2019	750,000	892,810
Georgia Power Company	4.25	12-1-2019	375,000	431,996
Georgia Power Company	4.30	3-15-2042	1,000,000	1,050,715
Georgia Power Company	5.40	6-1-2018	200,000	242,855
Georgia Power Company	5.40	6-1-2040	250,000	307,850
Georgia Power Company	5.95	2-1-2039	250,000	328,409
Georgia Power Company Series B	5.70	6-1-2017	100,000	120,835
Great Plains Energy Incorporated	4.85	6-1-2021	50,000	55,634
Iberdrola International BV	6.75	7-15-2036	500,000	540,078
Indiana Michigan Power Company	7.00	3-15-2019	500,000	637,761
Interstate Power & Light Company	6.25	7-15-2039	30,000	40,067
Jersey Central Power & Light Company	5.63	5-1-2016	100,000	114,152
Jersey Central Power & Light Company	7.35	2-1-2019	250,000	324,300
Kansas City Power & Light Company	6.38	3-1-2018	250,000	301,948
Kansas City Power & Light Company	7.15	4-1-2019	200,000	258,044
Kentucky Utilities Company	3.25	11-1-2020	500,000	550,638
Kentucky Utilities Company	5.13	11-1-2040	500,000	617,907
LG&E and KU Energy LLC	2.13	11-15-2015	100,000	101,724
LG&E and KU Energy LLC	3.75	11-15-2020	100,000	104,072
MidAmerican Energy Holdings Company	5.30	3-15-2018	250,000	300,730
MidAmerican Energy Holdings Company	5.80	10-15-2036	75,000	96,942
MidAmerican Energy Holdings Company	5.95	5-15-2037	300,000	379,523
MidAmerican Energy Holdings Company	6.75	12-30-2031	150,000	207,030
MidAmerican Energy Holdings Company Series D	5.00	2-15-2014	350,000	367,651
Nevada Power Company	5.45	5-15-2041	120,000	151,696
Nevada Power Company	6.75	7-1-2037	200,000	279,469
Nevada Power Company	7.13	3-15-2019	300,000	392,006
Nevada Power Company Series O	6.50	5-15-2018	550,000	686,461
NiSource Finance Corporation	5.25	9-15-2017	180,000	207,251
NiSource Finance Corporation	5.45	9-15-2020	415,000	492,450
NiSource Finance Corporation	6.13	3-1-2022	100,000	120,862
NiSource Finance Corporation	6.40	3-15-2018	1,000,000	1,206,609
NiSource Finance Corporation	6.80	1-15-2019	90,000	109,715
Northern States Power Company Minnesota	1.95	8-15-2015	150,000	155,020

51

PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value
Electric Utilities (continued)
Northern States Power Company Minnesota	2.15%	8-15-2022	$250,000	$249,648
Northern States Power Company Minnesota	3.40	8-15-2042	250,000	238,542
Northern States Power Company Minnesota	5.25	3-1-2018	500,000	605,117
Northern States Power Company Minnesota	5.35	11-1-2039	40,000	51,556
Northern States Power Company Minnesota	6.20	7-1-2037	300,000	420,107
NSTAR Electric Company	2.38	10-15-2022	200,000	201,032
NSTAR Electric Company	4.88	4-15-2014	250,000	263,937
NSTAR Electric Company	5.50	3-15-2040	100,000	129,032
Oglethorpe Power Corporation	5.38	11-1-2040	300,000	357,380
Oglethorpe Power Corporation	5.95	11-1-2039	150,000	193,392
Ohio Edison Company	6.88	7-15-2036	250,000	340,104
Ohio Edison Company	8.25	10-15-2038	200,000	320,196
Ohio Power Company	5.38	10-1-2021	65,000	80,197
Ohio Power Company	6.00	6-1-2016	250,000	289,413
Ohio Power Company	6.60	2-15-2033	194,000	255,246
Oklahoma Gas & Electric Company	5.25	5-15-2041	100,000	122,996
Oklahoma Gas & Electric Company	5.85	6-1-2040	100,000	130,599
Oncor Electric Delivery Company LLC	4.55	12-1-2041	200,000	199,871
Oncor Electric Delivery Company LLC	5.25	9-30-2040	250,000	276,011
Oncor Electric Delivery Company LLC	6.80	9-1-2018	500,000	619,446
Oncor Electric Delivery Company LLC	7.00	5-1-2032	175,000	224,445
Oncor Electric Delivery Company LLC	7.50	9-1-2038	200,000	273,595
PacifiCorp	4.10	2-1-2042	100,000	105,184
PacifiCorp	5.65	7-15-2018	600,000	738,667
PacifiCorp	6.00	1-15-2039	500,000	670,602
PacifiCorp	6.25	10-15-2037	720,000	980,094
PECO Energy Company	2.38	9-15-2022	1,000,000	1,020,086
PECO Energy Company	5.00	10-1-2014	500,000	538,857
Pepco Holdings Incorporated	2.70	10-1-2015	350,000	362,899
Portland General Electric Company	6.10	4-15-2019	250,000	307,474
Potomac Electric Power	6.50	11-15-2037	200,000	290,529
PPL Capital Funding Incorporated	4.20	6-15-2022	200,000	212,826
PPL Electric Utilities	5.20	7-15-2041	200,000	252,504
PPL Electric Utilities	6.25	5-15-2039	45,000	62,406
PPL Energy Supply LLC	6.20	5-15-2016	500,000	575,721
Progress Energy Incorporated	3.15	4-1-2022	500,000	510,709
Progress Energy Incorporated	4.10	5-15-2042	250,000	263,035
Progress Energy Incorporated	4.40	1-15-2021	750,000	841,372
Progress Energy Incorporated	4.55	4-1-2020	75,000	86,496
Progress Energy Incorporated	6.00	12-1-2039	300,000	368,073
Progress Energy Incorporated	6.05	3-15-2014	500,000	532,633
Progress Energy Incorporated	6.30	4-1-2038	50,000	69,155
Progress Energy Incorporated	7.00	10-30-2031	500,000	661,488
Progress Energy Incorporated	7.75	3-1-2031	300,000	420,221
PSEG Power LLC	4.15	9-15-2021	250,000	272,719
PSEG Power LLC	5.13	4-15-2020	280,000	322,702
PSEG Power LLC	8.63	4-15-2031	75,000	111,490
Public Service Company of Colorado	3.20	11-15-2020	300,000	330,585
Public Service Company of Colorado	5.13	6-1-2019	50,000	60,767
Public Service Company of Colorado	6.25	9-1-2037	500,000	699,935
Public Service Company of Oklahoma	4.40	2-1-2021	100,000	114,604
Public Service Company of Oklahoma	5.15	12-1-2019	40,000	47,135
Public Service Electric & Gas Company	3.65	9-1-2042	250,000	246,240
Public Service Electric & Gas Company	3.95	5-1-2042	100,000	103,833
Public Service Electric & Gas Company	5.30	5-1-2018	1,000,000	1,204,192
Public Service Electric & Gas Company	5.80	5-1-2037	100,000	131,932
Puget Sound Energy Incorporated	5.76	10-1-2039	400,000	522,527
Puget Sound Energy Incorporated	5.80	3-15-2040	50,000	65,780
Puget Sound Energy Incorporated	6.27	3-15-2037	330,000	451,949
South Carolina Electric & Gas Company	4.35	2-1-2042	600,000	646,315
South Carolina Electric & Gas Company	6.50	11-1-2018	525,000	665,743
Southern California Edison Company	3.88	6-1-2021	270,000	308,981
Southern California Edison Company	4.05	3-15-2042	500,000	530,735
Southern California Edison Company	5.50	8-15-2018	500,000	614,648
Southern California Edison Company	5.50	3-15-2040	700,000	900,395

52

WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value
Electric Utilities (continued)
Southern California Edison Company	5.75%	3-15-2014	$250,000	$266,528
Southern California Edison Company	6.05	3-15-2039	350,000	483,484
Southern California Edison Company Series 05-A	5.00	1-15-2016	100,000	113,183
Southern California Edison Company Series 05-E	5.35	7-15-2035	180,000	225,735
Southern Company	2.38	9-15-2015	200,000	209,346
Southern Company	4.15	5-15-2014	125,000	131,279
Southwestern Electric Power Company	6.20	3-15-2040	50,000	63,702
Southwestern Electric Power Company Series E	5.55	1-15-2017	100,000	113,484
Southwestern Public Service Company	6.00	10-1-2036	100,000	126,857
System Energy Resources 1st Mortgage	4.10	4-1-2023	150,000	156,859
Tampa Electric Company	2.60	9-15-2022	200,000	204,942
Tampa Electric Company	6.10	5-15-2018	100,000	126,002
Tampa Electric Company	6.15	5-15-2037	75,000	103,582
Toleda Edison Company	6.15	5-15-2037	50,000	63,427
TXU Electric Delivery Company	7.25	1-15-2033	75,000	99,065
Union Electric Company	3.90	9-15-2042	250,000	256,498
Union Electric Company	6.40	6-15-2017	500,000	615,289
Union Electric Company	8.45	3-15-2039	80,000	139,422
Virginia Electric & Power Company	5.00	6-30-2019	200,000	240,776
Virginia Electric & Power Company	8.88	11-15-2038	300,000	527,186
Virginia Electric & Power Company Series A	5.40	1-15-2016	600,000	685,472
Virginia Electric & Power Company Series A	6.00	5-15-2037	605,000	809,360
Virginia Electric & Power Company Series B	3.45	9-1-2022	1,000,000	1,100,171
Virginia Electric & Power Company Series B	6.00	1-15-2036	100,000	133,560
Westar Energy Incorporated	8.63	12-1-2018	250,000	342,059
Wisconsin Electric Power Company	4.25	12-15-2019	350,000	405,967
Wisconsin Electric Power Company	5.63	5-15-2033	100,000	126,538
Wisconsin Electric Power Company	5.70	12-1-2036	150,000	193,092
Wisconsin Power & Light Company	5.00	7-15-2019	50,000	59,190
Wisconsin Power & Light Company	6.38	8-15-2037	250,000	352,320

				76,490,853

Gas Utilities : 0.10%
AGL Capital Corporation	5.88	3-15-2041	570,000	755,366
Atmos Energy Corporation	4.95	10-15-2014	100,000	107,554
Atmos Energy Corporation	5.50	6-15-2041	60,000	75,781
Atmos Energy Corporation	6.35	6-15-2017	50,000	60,925
Atmos Energy Corporation	8.50	3-15-2019	250,000	338,089
Centerpoint Energy Resources Corporation	4.50	1-15-2021	65,000	74,407
Centerpoint Energy Resources Corporation	5.85	1-15-2041	110,000	140,767
Centerpoint Energy Resources Corporation	6.13	11-1-2017	150,000	181,441
Centerpoint Energy Resources Corporation	6.63	11-1-2037	50,000	67,624
Consolidated Natural Gas Company Series A	5.00	12-1-2014	300,000	323,572
KeySpan Corporation	5.80	4-1-2035	125,000	148,688
Oneok Incorporated	5.20	6-15-2015	65,000	70,733
Oneok Incorporated	6.00	6-15-2035	200,000	235,767
Panhandle Eastern Pipe Line Company LP	6.20	11-1-2017	400,000	482,106
Questar Corporation	2.75	2-1-2016	200,000	210,473
Sempra Energy	6.00	10-15-2039	300,000	387,377
Sempra Energy	6.50	6-1-2016	1,090,000	1,288,536
Southern California Gas Company	5.13	11-15-2040	100,000	126,235
Southern California Gas Company	5.75	11-15-2035	75,000	97,205

				5,172,646

Independent Power Producers & Energy Traders : 0.02%
Constellation Energy Group Incorporated	5.15	12-1-2020	100,000	115,818
Southern Power Company	5.15	9-15-2041	250,000	286,959
Southern Power Company Series D	4.88	7-15-2015	250,000	275,218
Transalta Corporation	6.65	5-15-2018	200,000	230,572

				908,567

53

PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value
Multi-Utilities : 0.28%
Alliant Energy Corporation	4.00%	10-15-2014	$100,000	$105,612
Avista Corporation	5.13	4-1-2022	55,000	67,111
Baltimore Gas & Electric Company	5.90	10-1-2016	350,000	411,154
CenterPoint Energy Incorporated	5.95	2-1-2017	250,000	292,910
Dominion Resources Incorporated	1.80	3-15-2014	100,000	101,397
Dominion Resources Incorporated	2.25	9-1-2015	100,000	103,909
Dominion Resources Incorporated	4.05	9-15-2042	250,000	253,287
Dominion Resources Incorporated	4.45	3-15-2021	100,000	116,233
Dominion Resources Incorporated	4.90	8-1-2041	60,000	69,338
Dominion Resources Incorporated	5.95	6-15-2035	225,000	291,563
Dominion Resources Incorporated	6.40	6-15-2018	750,000	939,363
Dominion Resources Incorporated	7.00	6-15-2038	500,000	721,607
Dominion Resources Incorporated Series A	5.60	11-15-2016	50,000	58,224
Dominion Resources Incorporated Series C	5.15	7-15-2015	350,000	387,589
DTE Energy Company	6.35	6-1-2016	350,000	411,960
DTE Energy Company	7.63	5-15-2014	50,000	54,891
Integrys Energy Group	4.17	11-1-2020	200,000	225,104
Louisville Gas & Electric Company	5.13	11-15-2040	125,000	154,502
MidAmerican Energy Holdings	6.13	4-1-2036	700,000	898,594
NSTAR Global Services Incorporated	4.50	11-15-2019	100,000	114,625
Pacific Gas & Electric Company	4.25	5-15-2021	500,000	580,013
Pacific Gas & Electric Company	4.80	3-1-2014	125,000	131,310
Pacific Gas & Electric Company	5.40	1-15-2040	700,000	854,090
Pacific Gas & Electric Company	5.80	3-1-2037	500,000	629,405
Pacific Gas & Electric Company	6.05	3-1-2034	1,000,000	1,299,242
Pacific Gas & Electric Company	6.25	12-1-2013	200,000	211,010
Pacific Gas & Electric Company	6.35	2-15-2038	100,000	135,054
Pacific Gas & Electric Company	8.25	10-15-2018	1,000,000	1,366,706
PG&E Corporation	5.75	4-1-2014	250,000	265,898
Puget Sound Power & Light Company	4.43	11-15-2041	500,000	564,470
San Diego Gas & Electric Company	3.00	8-15-2021	750,000	799,313
San Diego Gas & Electric Company	5.35	5-15-2035	100,000	126,892
San Diego Gas & Electric Company	6.00	6-1-2039	530,000	739,877
Scana Corporation	4.75	5-15-2021	250,000	272,366
Wisconsin Energy Corporation ±	6.25	5-15-2067	125,000	135,000
Xcel Energy Incorporated	4.70	5-15-2020	250,000	295,219
Xcel Energy Incorporated	4.80	9-15-2041	250,000	288,504

				14,473,342

Water Utilities : 0.02%
American Water Capital Corporation	6.09	10-15-2017	750,000	890,921

Total Corporate Bonds and Notes (Cost $987,104,789)				1,096,880,040

Foreign Government Bonds @: 24.19%
Australia Commonwealth (AUD)	5.50	1-21-2018	500,000	589,670
Australia Commonwealth (AUD)	5.75	5-15-2021	1,250,000	1,568,569
Australia Commonwealth (AUD)	6.25	6-15-2014	750,000	824,230
Australia Commonwealth (AUD)	6.25	4-15-2015	1,000,000	1,129,060
Australian Government Bond Series 122 (AUD)	5.25	3-15-2019	1,000,000	1,187,178
Australian Government Bond Series 126 (AUD)	4.50	4-15-2020	1,500,000	1,726,448
Australian Government Bond Series 128 (AUD)	5.75	7-15-2022	300,000	381,657
Australian Government Bond Series 128 (AUD)	5.75	7-15-2022	450,000	572,485
Australian Government Bond Series 129 (AUD)	5.50	12-15-2013	250,000	268,127
Australian Government Bond Series 130 (AUD)	4.75	6-15-2016	300,000	335,381
Australian Government Bond Series 131 (AUD)	4.50	10-21-2014	1,300,000	1,401,857
Australian Government Bond Series 133 (AUD)	5.50	4-21-2023	500,000	628,826
Australian Government Bond Series 134 (AUD)	4.75	10-21-2015	2,000,000	2,209,655
Australian Government Bond Series 135 (AUD)	4.25	7-21-2017	1,050,000	1,169,131
Australian Government Bond Series 136 (AUD)	4.75	4-21-2027	600,000	715,563
Australian Government Bond Series 137 (AUD)	2.75	4-21-2024	1,750,000	1,734,893
Australian Government Bond Series 217 (AUD)	6.00	2-15-2017	1,000,000	1,182,148
Belgium (Kingdom) (EUR)	2.75	3-28-2016	1,050,000	1,470,291

54

WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value
Foreign Government Bonds @ (continued)
Belgium (Kingdom) (EUR)	3.25%	9-28-2016	1,000,000	$1,431,058
Belgium (Kingdom) (EUR)	3.50	6-28-2017	1,100,000	1,598,988
Belgium (Kingdom) (EUR)	3.75	9-28-2015	700,000	998,966
Belgium (Kingdom) (EUR)	3.75	9-28-2020	1,800,000	2,683,572
Belgium (Kingdom) (EUR)	4.00	3-28-2014	1,300,000	1,776,753
Belgium (Kingdom) (EUR)	4.00	3-28-2022	850,000	1,290,855
Belgium (Kingdom) (EUR)	4.00	3-28-2032	1,000,000	1,493,061
Belgium (Kingdom) (EUR)	4.25	9-28-2021	1,350,000	2,083,541
Belgium (Kingdom) (EUR)	4.25	9-28-2022	1,200,000	1,844,342
Belgium (Kingdom) (EUR)	4.25	3-28-2041	1,000,000	1,555,329
Belgium (Kingdom) (EUR)	4.50	3-28-2026	550,000	869,115
Belgium (Kingdom) (EUR)	8.00	3-28-2015	350,000	537,127
Belgium Government Bond Series 31 (EUR)	5.50	3-28-2028	985,000	1,727,742
Belgium Government Bond Series 40 (EUR)	5.50	9-28-2017	700,000	1,107,648
Belgium Government Bond Series 43 (EUR)	4.25	9-28-2014	1,000,000	1,397,764
Belgium Government Bond Series 44 (EUR)	5.00	3-28-2035	1,230,000	2,085,340
Belgium Government Bond Series 49 (EUR) 144A	4.00	3-28-2017	1,050,000	1,553,018
Belgium Government Bond Series 55 (EUR)	4.00	3-28-2019	1,200,000	1,814,424
Belgium Government Bond Series 56 (EUR)	3.50	3-28-2015	800,000	1,119,722
Bonos y Obligaciones del Estado (EUR)	3.75	10-31-2015	1,500,000	1,957,830
Bonos y Obligaciones del Estado (EUR)	4.10	7-30-2018	1,500,000	1,909,820
Bundesobligation Series 164 (EUR)	0.50	10-13-2017	2,000,000	2,613,847
Bundesrepublik Deutschland (EUR) ¤	0.00	6-13-2014	800,000	1,040,326
Bundesrepublik Deutschland (EUR) ¤	0.00	9-12-2014	2,000,000	2,601,154
Bundesrepublik Deutschland (EUR)	0.50	4-7-2017	400,000	524,731
Bundesrepublik Deutschland (EUR)	1.25	10-14-2016	1,350,000	1,826,921
Bundesrepublik Deutschland (EUR)	1.50	9-4-2022	2,300,000	3,026,504
Bundesrepublik Deutschland (EUR)	1.75	7-4-2022	1,000,000	1,349,308
Bundesrepublik Deutschland (EUR)	2.00	2-26-2016	1,950,000	2,692,068
Bundesrepublik Deutschland (EUR)	2.25	9-4-2020	1,000,000	1,420,071
Bundesrepublik Deutschland (EUR)	2.50	1-4-2021	1,950,000	2,818,694
Bundesrepublik Deutschland (EUR)	2.50	7-4-2044	800,000	1,092,612
Bundesrepublik Deutschland (EUR)	2.75	4-8-2016	1,300,000	1,839,279
Bundesrepublik Deutschland (EUR)	3.00	7-4-2020	1,700,000	2,538,487
Bundesrepublik Deutschland (EUR) 144A	3.25	7-15-2015	750,000	1,053,271
Bundesrepublik Deutschland (EUR)	3.25	7-4-2021	1,000,000	1,524,024
Bundesrepublik Deutschland (EUR)	3.25	7-4-2042	950,000	1,504,867
Bundesrepublik Deutschland (EUR)	3.50	7-4-2019	1,500,000	2,293,001
Bundesrepublik Deutschland (EUR)	4.25	7-4-2014	1,500,000	2,081,532
Bundesrepublik Deutschland (EUR)	4.75	7-4-2040	1,300,000	2,563,092
Bundesrepublik Deutschland (EUR)	6.50	7-4-2027	1,000,000	2,071,686
Bundesrepublik Deutschland Series 00 (EUR)	5.50	1-4-2031	1,200,000	2,355,381
Bundesrepublik Deutschland Series 00 (EUR)	6.25	1-4-2030	1,150,000	2,395,840
Bundesrepublik Deutschland Series 03 (EUR)	4.25	1-4-2014	2,140,000	2,911,205
Bundesrepublik Deutschland Series 03 (EUR)	4.75	7-4-2034	1,860,000	3,482,428
Bundesrepublik Deutschland Series 04 (EUR)	3.75	1-4-2015	2,300,000	3,224,137
Bundesrepublik Deutschland Series 05 (EUR)	3.25	7-4-2015	1,300,000	1,830,386
Bundesrepublik Deutschland Series 05 (EUR)	3.50	1-4-2016	1,900,000	2,731,371
Bundesrepublik Deutschland Series 05 (EUR)	4.00	1-4-2037	1,750,000	3,020,659
Bundesrepublik Deutschland Series 06 (EUR)	4.00	7-4-2016	1,700,000	2,514,233
Bundesrepublik Deutschland Series 08 (EUR)	4.25	7-4-2018	2,200,000	3,441,465
Bundesrepublik Deutschland Series 09 (EUR)	3.75	1-4-2019	1,900,000	2,925,200
Bundesrepublik Deutschland Series 94 (EUR)	6.25	1-4-2024	855,000	1,653,401
Bundesrepublik Deutschland Series 98 (EUR)	4.75	7-4-2028	500,000	892,464
Bundesrepublik Deutschland Series 98 (EUR)	5.63	1-4-2028	1,400,000	2,697,491
Bundesrepublik Deutschland Series 161 (EUR)	2.25	9-4-2021	2,650,000	3,751,575
Canadian Government Bond (CAD)	0.75	5-1-2014	200,000	200,475
Canadian Government Bond (CAD)	1.00	2-1-2014	1,000,000	1,006,070
Canadian Government Bond (CAD)	1.00	2-1-2015	1,000,000	1,005,094
Canadian Government Bond (CAD)	1.50	3-1-2017	500,000	508,446
Canadian Government Bond (CAD)	1.50	9-1-2017	1,000,000	1,016,761
Canadian Government Bond (CAD)	2.00	3-1-2014	2,500,000	2,546,081
Canadian Government Bond (CAD)	2.00	6-1-2016	500,000	517,245
Canadian Government Bond (CAD)	2.25	8-1-2014	3,000,000	3,078,915
Canadian Government Bond (CAD)	2.75	9-1-2016	1,500,000	1,594,212

55

PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value
Foreign Government Bonds @ (continued)
Canadian Government Bond (CAD)	2.75%	6-1-2022	1,000,000	$1,099,814
Canadian Government Bond (CAD)	3.00	6-1-2014	1,000,000	1,035,496
Canadian Government Bond (CAD)	3.00	12-1-2015	950,000	1,007,917
Canadian Government Bond (CAD)	3.25	6-1-2021	2,000,000	2,278,875
Canadian Government Bond (CAD)	3.50	12-1-2045	900,000	1,161,877
Canadian Government Bond (CAD)	3.75	6-1-2019	1,500,000	1,725,434
Canadian Government Bond (CAD)	4.00	6-1-2016	1,300,000	1,434,129
Canadian Government Bond (CAD)	4.00	6-1-2017	500,000	563,296
Canadian Government Bond (CAD)	4.00	6-1-2041	1,250,000	1,707,857
Canadian Government Bond (CAD)	4.25	6-1-2018	1,000,000	1,161,595
Canadian Government Bond (CAD)	4.50	6-1-2015	400,000	436,313
Canadian Government Bond (CAD)	5.00	6-1-2014	1,500,000	1,597,836
Canadian Government Bond (CAD)	5.00	6-1-2037	1,000,000	1,509,830
Canadian Government Bond (CAD)	5.75	6-1-2029	1,000,000	1,512,106
Canadian Government Bond (CAD)	5.75	6-1-2033	1,000,000	1,583,239
Canadian Government Bond (CAD)	8.00	6-1-2023	95,000	152,626
Canadian Government Bond (CAD)	8.00	6-1-2027	593,000	1,043,670
Canadian Government Bond (CAD)	9.00	6-1-2025	200,000	360,087
Denmark Government Bond (DKK)	1.50	11-15-2023	4,000,000	708,136
Denmark Government Bond (DKK)	3.00	11-15-2021	4,500,000	913,258
Denmark Government Bond (DKK)	4.00	11-15-2015	9,425,000	1,839,586
Denmark Government Bond (DKK)	4.00	11-15-2017	5,000,000	1,030,039
Denmark Government Bond (DKK)	4.00	11-15-2019	10,400,000	2,220,788
Denmark Government Bond (DKK)	4.50	11-15-2039	8,100,000	2,121,795
Denmark Government Bond (DKK)	7.00	11-10-2024	2,000,000	567,397
France Government Bond (EUR)	2.00	7-12-2015	2,050,000	2,788,931
France Government Bond (EUR)	2.50	10-25-2020	2,600,000	3,609,144
France Government Bond (EUR)	2.75	10-25-2027	1,500,000	1,988,477
France Government Bond (EUR)	3.00	7-12-2014	2,450,000	3,334,292
France Government Bond (EUR)	3.00	10-25-2015	2,600,000	3,648,105
France Government Bond (EUR)	3.00	4-25-2022	2,250,000	3,195,219
France Government Bond (EUR)	3.25	4-25-2016	1,900,000	2,711,479
France Government Bond (EUR)	3.25	10-25-2021	4,000,000	5,815,023
France Government Bond (EUR)	3.50	4-25-2015	2,500,000	3,507,865
France Government Bond (EUR)	3.50	4-25-2020	2,700,000	4,010,118
France Government Bond (EUR)	3.50	4-25-2026	1,650,000	2,401,272
France Government Bond (EUR)	3.75	4-25-2017	1,900,000	2,801,673
France Government Bond (EUR)	3.75	10-25-2019	2,000,000	3,009,605
France Government Bond (EUR)	3.75	4-25-2021	1,750,000	2,639,435
France Government Bond (EUR)	4.00	4-25-2014	1,050,000	1,439,613
France Government Bond (EUR)	4.00	10-25-2014	2,000,000	2,791,242
France Government Bond (EUR)	4.00	4-25-2018	2,750,000	4,151,082
France Government Bond (EUR)	4.00	10-25-2038	1,500,000	2,281,881
France Government Bond (EUR)	4.00	4-25-2055	1,150,000	1,753,630
France Government Bond (EUR)	4.00	4-25-2060	1,100,000	1,678,959
France Government Bond (EUR)	4.25	10-25-2017	1,350,000	2,045,792
France Government Bond (EUR)	4.25	10-25-2018	2,150,000	3,304,139
France Government Bond (EUR)	4.25	4-25-2019	2,950,000	4,552,923
France Government Bond (EUR)	4.25	10-25-2023	2,000,000	3,121,582
France Government Bond (EUR)	4.50	4-25-2041	1,850,000	3,046,453
France Government Bond (EUR)	4.75	4-25-2035	2,400,000	4,022,572
France Government Bond (EUR)	5.00	10-25-2016	2,550,000	3,889,148
France Government Bond (EUR)	5.50	4-25-2029	2,150,000	3,841,957
France Government Bond (EUR)	5.75	10-25-2032	1,250,000	2,342,188
France Government Bond (EUR)	6.00	10-25-2025	1,600,000	2,920,725
France Government Bond (EUR)	8.50	10-25-2019	900,000	1,725,919
France Government Bond (EUR)	8.50	4-25-2023	800,000	1,664,195
French Treasury Note (EUR)	0.75	9-25-2014	1,500,000	1,973,239
French Treasury Note (EUR)	1.00	7-25-2017	2,000,000	2,632,684
French Treasury Note (EUR)	1.75	2-25-2017	2,400,000	3,267,712
French Treasury Note (EUR)	2.25	2-25-2016	1,500,000	2,071,972
French Treasury Note (EUR)	2.50	1-12-2014	2,300,000	3,071,950
French Treasury Note (EUR)	2.50	1-15-2015	1,750,000	2,388,101
French Treasury Note (EUR)	2.50	7-25-2016	1,400,000	1,957,329

56

WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value
Foreign Government Bonds @ (continued)
Germany Government Bond (EUR)	0.25%	12-13-2013	750,000	$977,969
Germany Government Bond (EUR)	0.25	3-14-2014	900,000	1,174,113
Germany Government Bond (EUR)	0.75	2-24-2017	1,250,000	1,657,715
Germany Government Bond (EUR)	1.75	10-9-2015	1,100,000	1,499,603
Germany Government Bond (EUR)	2.25	4-11-2014	1,650,000	2,210,629
Germany Government Bond (EUR)	2.25	4-10-2015	1,750,000	2,394,997
Germany Government Bond (EUR)	2.50	10-10-2014	1,200,000	1,632,451
Germany Government Bond (EUR)	2.50	2-27-2015	1,300,000	1,784,601
Germany Government Bond (EUR)	3.25	1-4-2020	2,550,000	3,858,869
Germany Government Bond (EUR)	3.75	1-4-2017	1,200,000	1,783,570
Germany Government Bond (EUR)	4.00	1-4-2018	1,000,000	1,533,284
Germany Government Bond (EUR)	4.25	7-4-2017	2,250,000	3,446,232
Germany Government Bond (EUR)	4.25	7-4-2039	1,150,000	2,098,514
Italy Buoni Poliennali del Tesoro (EUR)	2.50	3-1-2015	1,000,000	1,309,928
Italy Buoni Poliennali del Tesoro (EUR)	3.00	4-1-2014	1,350,000	1,785,479
Italy Buoni Poliennali del Tesoro (EUR)	3.00	4-15-2015	1,200,000	1,586,474
Italy Buoni Poliennali del Tesoro (EUR)	3.00	6-15-2015	1,350,000	1,785,914
Italy Buoni Poliennali del Tesoro (EUR)	3.00	11-1-2015	1,250,000	1,651,387
Italy Buoni Poliennali del Tesoro (EUR)	3.50	6-1-2014	1,500,000	1,998,660
Italy Buoni Poliennali del Tesoro (EUR)	3.75	12-15-2013	1,700,000	2,262,345
Italy Buoni Poliennali del Tesoro (EUR)	3.75	8-1-2015	1,800,000	2,419,883
Italy Buoni Poliennali del Tesoro (EUR)	3.75	4-15-2016	2,600,000	3,501,135
Italy Buoni Poliennali del Tesoro (EUR)	3.75	8-1-2016	1,750,000	2,350,388
Italy Buoni Poliennali del Tesoro (EUR)	3.75	3-1-2021	1,700,000	2,167,357
Italy Buoni Poliennali del Tesoro (EUR)	3.75	8-1-2021	1,900,000	2,403,508
Italy Buoni Poliennali del Tesoro (EUR)	4.00	2-1-2017	1,000,000	1,349,993
Italy Buoni Poliennali del Tesoro (EUR)	4.00	9-1-2020	2,000,000	2,614,612
Italy Buoni Poliennali del Tesoro (EUR)	4.00	2-1-2037	1,500,000	1,678,081
Italy Buoni Poliennali del Tesoro (EUR)	4.25	7-1-2014	1,000,000	1,348,881
Italy Buoni Poliennali del Tesoro (EUR)	4.25	8-1-2014	2,050,000	2,769,095
Italy Buoni Poliennali del Tesoro (EUR)	4.25	2-1-2015	1,650,000	2,244,372
Italy Buoni Poliennali del Tesoro (EUR)	4.25	2-1-2019	2,050,000	2,752,237
Italy Buoni Poliennali del Tesoro (EUR)	4.25	9-1-2019	1,300,000	1,740,061
Italy Buoni Poliennali del Tesoro (EUR)	4.25	3-1-2020	2,150,000	2,863,256
Italy Buoni Poliennali del Tesoro (EUR)	4.50	2-1-2018	2,750,000	3,758,931
Italy Buoni Poliennali del Tesoro (EUR)	4.50	8-1-2018	1,000,000	1,363,631
Italy Buoni Poliennali del Tesoro (EUR)	4.50	3-1-2019	2,000,000	2,716,817
Italy Buoni Poliennali del Tesoro (EUR)	4.50	2-1-2020	1,800,000	2,431,939
Italy Buoni Poliennali del Tesoro (EUR)	4.50	3-1-2026	3,000,000	3,835,426
Italy Buoni Poliennali del Tesoro (EUR)	4.75	9-15-2016	2,500,000	3,469,856
Italy Buoni Poliennali del Tesoro (EUR)	4.75	5-1-2017	250,000	345,264
Italy Buoni Poliennali del Tesoro (EUR)	4.75	6-1-2017	4,000,000	5,522,659
Italy Buoni Poliennali del Tesoro (EUR)	4.75	9-1-2021	2,450,000	3,320,813
Italy Buoni Poliennali del Tesoro (EUR)	4.75	8-1-2023	1,750,000	2,334,957
Italy Buoni Poliennali del Tesoro (EUR)	5.00	3-1-2022	2,200,000	3,013,285
Italy Buoni Poliennali del Tesoro (EUR) 144A	5.00	3-1-2025	1,550,000	2,078,906
Italy Buoni Poliennali del Tesoro (EUR)	5.00	8-1-2034	1,400,000	1,800,058
Italy Buoni Poliennali del Tesoro (EUR)	5.00	8-1-2039	1,400,000	1,784,865
Italy Buoni Poliennali del Tesoro (EUR)	5.00	9-1-2040	2,200,000	2,800,989
Italy Buoni Poliennali del Tesoro (EUR)	5.25	8-1-2017	2,700,000	3,810,631
Italy Buoni Poliennali del Tesoro (EUR)	5.25	11-1-2029	2,100,000	2,822,541
Italy Buoni Poliennali del Tesoro (EUR)	5.50	9-1-2022	1,000,000	1,410,187
Italy Buoni Poliennali del Tesoro (EUR)	5.50	11-1-2022	1,000,000	1,407,361
Italy Buoni Poliennali del Tesoro (EUR)	5.75	2-1-2033	1,450,000	2,026,800
Italy Buoni Poliennali del Tesoro (EUR)	6.00	11-15-2014	1,900,000	2,660,353
Italy Buoni Poliennali del Tesoro (EUR)	6.00	5-1-2031	2,450,000	3,517,284
Italy Buoni Poliennali del Tesoro (EUR)	6.50	11-1-2027	2,050,000	3,086,844
Italy Buoni Poliennali del Tesoro (EUR)	7.25	11-1-2026	950,000	1,531,965
Italy Buoni Poliennali del Tesoro (EUR)	9.00	11-1-2023	730,000	1,293,948
Italy Certificati di Credito del Tesoro (EUR) ¤	0.00	1-31-2014	750,000	956,822
Italy Certificati di Credito del Tesoro (EUR) ¤	0.00	5-30-2014	1,000,000	1,262,705
Italy Certificati di Credito del Tesoro (EUR) ¤	0.00	9-30-2014	500,000	626,696
Japan Government Five Year Bond Series 102 (JPY)	0.30	12-20-2016	240,000,000	2,931,173
Japan Government Five Year Bond Series 103 (JPY)	0.30	3-20-2017	400,000,000	4,886,090

57

PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value
Foreign Government Bonds @ (continued)
Japan Government Five Year Bond Series 105 (JPY)	0.20%	6-20-2017	900,000,000	$10,940,773
Japan Government Five Year Bond Series 106 (JPY)	0.20	9-20-2017	700,000,000	8,508,004
Japan Government Five Year Bond Series 126 (JPY)	2.00	3-20-2031	160,000,000	2,069,026
Japan Government Five Year Bond Series 66 (JPY)	0.40	9-20-2016	1,525,000,000	18,700,439
Japan Government Five Year Bond Series 78 (JPY)	0.90	12-20-2013	880,000,000	10,763,424
Japan Government Five Year Bond Series 81 (JPY)	0.80	3-20-2014	270,000,000	3,304,733
Japan Government Five Year Bond Series 82 (JPY)	0.90	3-20-2014	75,000,000	919,151
Japan Government Five Year Bond Series 83 (JPY)	0.90	6-20-2014	275,000,000	3,377,104
Japan Government Five Year Bond Series 84 (JPY)	0.70	6-20-2014	500,000,000	6,121,514
Japan Government Five Year Bond Series 85 (JPY)	0.70	9-20-2014	350,000,000	4,292,316
Japan Government Five Year Bond Series 86 (JPY)	0.60	9-20-2014	150,000,000	1,835,987
Japan Government Five Year Bond Series 87 (JPY)	0.50	12-20-2014	595,000,000	7,278,892
Japan Government Five Year Bond Series 88 (JPY)	0.50	3-20-2015	569,000,000	6,967,208
Japan Government Five Year Bond Series 89 (JPY)	0.40	6-20-2015	542,000,000	6,626,030
Japan Government Five Year Bond Series 90 (JPY)	0.30	6-20-2015	300,000,000	3,658,308
Japan Government Five Year Bond Series 91 (JPY)	0.40	9-20-2015	415,000,000	5,076,628
Japan Government Five Year Bond Series 93 (JPY)	0.50	12-20-2015	335,000,000	4,112,765
Japan Government Five Year Bond Series 94 (JPY)	0.60	12-20-2015	660,000,000	8,129,517
Japan Government Five Year Bond Series 96 (JPY)	0.50	3-20-2016	400,000,000	4,915,543
Japan Government Five Year Bond Series 97 (JPY)	0.40	6-20-2016	590,000,000	7,232,362
Japan Government Forty Year Bond Series 1 (JPY)	2.40	3-20-2048	136,500,000	1,807,668
Japan Government Forty Year Bond Series 2 (JPY)	2.20	3-20-2049	41,000,000	517,338
Japan Government Forty Year Bond Series 3 (JPY)	2.20	3-20-2050	148,000,000	1,860,100
Japan Government Forty Year Bond Series 5 (JPY)	2.00	3-20-2052	150,000,000	1,767,593
Japan Government Ten Year Bond Series 256 (JPY)	1.40	12-20-2013	400,000,000	4,917,702
Japan Government Ten Year Bond Series 259 (JPY)	1.50	3-20-2014	525,000,000	6,483,220
Japan Government Ten Year Bond Series 261 (JPY)	1.80	6-20-2014	500,000,000	6,224,231
Japan Government Ten Year Bond Series 264 (JPY)	1.50	9-20-2014	151,500,000	1,883,882
Japan Government Ten Year Bond Series 265 (JPY)	1.50	12-20-2014	498,000,000	6,215,422
Japan Government Ten Year Bond Series 269 (JPY)	1.30	3-20-2015	547,000,000	6,819,110
Japan Government Ten Year Bond Series 270 (JPY)	1.30	6-20-2015	282,000,000	3,525,614
Japan Government Ten Year Bond Series 273 (JPY)	1.50	9-20-2015	330,000,000	4,159,393
Japan Government Ten Year Bond Series 276 (JPY)	1.60	12-20-2015	662,000,000	8,395,463
Japan Government Ten Year Bond Series 277 (JPY)	1.60	3-20-2016	253,000,000	3,219,857
Japan Government Ten Year Bond Series 279 (JPY)	2.00	3-20-2016	100,000,000	1,288,592
Japan Government Ten Year Bond Series 280 (JPY)	1.90	6-20-2016	400,000,000	5,158,721
Japan Government Ten Year Bond Series 282 (JPY)	1.70	9-20-2016	495,000,000	6,362,589
Japan Government Ten Year Bond Series 284 (JPY)	1.70	12-20-2016	330,000,000	4,256,165
Japan Government Ten Year Bond Series 285 (JPY)	1.70	3-20-2017	700,000,000	9,054,893
Japan Government Ten Year Bond Series 286 (JPY)	1.80	6-20-2017	325,000,000	4,236,181
Japan Government Ten Year Bond Series 288 (JPY)	1.70	9-20-2017	700,000,000	9,115,259
Japan Government Ten Year Bond Series 289 (JPY)	1.50	12-20-2017	440,000,000	5,693,889
Japan Government Ten Year Bond Series 290 (JPY)	1.40	3-20-2018	125,000,000	1,613,289
Japan Government Ten Year Bond Series 292 (JPY)	1.70	3-20-2018	400,000,000	5,239,090
Japan Government Ten Year Bond Series 293 (JPY)	1.80	6-20-2018	300,000,000	3,959,949
Japan Government Ten Year Bond Series 296 (JPY)	1.50	9-20-2018	630,000,000	8,202,197
Japan Government Ten Year Bond Series 297 (JPY)	1.40	12-20-2018	525,000,000	6,811,186
Japan Government Ten Year Bond Series 298 (JPY)	1.30	12-20-2018	300,000,000	3,870,293
Japan Government Ten Year Bond Series 301 (JPY)	1.50	6-20-2019	320,000,000	4,182,682
Japan Government Ten Year Bond Series 302 (JPY)	1.40	6-20-2019	350,000,000	4,547,329
Japan Government Ten Year Bond Series 303 (JPY)	1.40	9-20-2019	470,000,000	6,107,121
Japan Government Ten Year Bond Series 305 (JPY)	1.30	12-20-2019	525,000,000	6,791,221
Japan Government Ten Year Bond Series 306 (JPY)	1.40	3-20-2020	450,000,000	5,860,923
Japan Government Ten Year Bond Series 307 (JPY)	1.30	3-20-2020	150,000,000	1,940,573
Japan Government Ten Year Bond Series 308 (JPY)	1.30	6-20-2020	758,000,000	9,806,516
Japan Government Ten Year Bond Series 309 (JPY)	1.10	6-20-2020	150,000,000	1,912,214
Japan Government Ten Year Bond Series 311 (JPY)	0.80	9-20-2020	202,000,000	2,517,248
Japan Government Ten Year Bond Series 313 (JPY)	1.30	3-20-2021	517,000,000	6,670,752
Japan Government Ten Year Bond Series 318 (JPY)	1.00	9-20-2021	150,000,000	1,888,315
Japan Government Ten Year Bond Series 320 (JPY)	1.00	12-20-2021	725,000,000	9,104,825
Japan Government Ten Year Bond Series 321 (JPY)	1.00	3-20-2022	600,000,000	7,520,471
Japan Government Ten Year Bond Series 322 (JPY)	0.90	3-20-2022	400,000,000	4,969,971
Japan Government Ten Year Bond Series 324 (JPY)	0.80	6-20-2022	300,000,000	3,685,165
Japan Government Ten Year Bond Series 325 (JPY)	0.80	9-20-2022	600,000,000	7,364,006

58

WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value
Foreign Government Bonds @ (continued)
Japan Government Ten Year Bond Series 64 (JPY)	1.90%	9-20-2023	528,500,000	$7,139,587
Japan Government Thirty Year Bond Series 1 (JPY)	2.30	3-20-2040	590,000,000	7,798,958
Japan Government Thirty Year Bond Series 11 (JPY)	1.70	6-20-2033	122,000,000	1,481,413
Japan Government Thirty Year Bond Series 14 (JPY)	2.40	3-20-2034	125,000,000	1,698,450
Japan Government Thirty Year Bond Series 15 (JPY)	2.50	6-20-2034	95,000,000	1,311,407
Japan Government Thirty Year Bond Series 18 (JPY)	2.30	3-20-2035	590,500,000	7,888,510
Japan Government Thirty Year Bond Series 23 (JPY)	2.50	6-20-2036	150,000,000	2,066,259
Japan Government Thirty Year Bond Series 25 (JPY)	2.30	12-20-2036	190,000,000	2,526,748
Japan Government Thirty Year Bond Series 26 (JPY)	2.40	3-20-2037	110,000,000	1,488,263
Japan Government Thirty Year Bond Series 27 (JPY)	2.50	9-20-2037	140,000,000	1,926,406
Japan Government Thirty Year Bond Series 28 (JPY)	2.50	3-20-2038	325,000,000	4,469,455
Japan Government Thirty Year Bond Series 29 (JPY)	2.40	9-20-2038	120,000,000	1,622,523
Japan Government Thirty Year Bond Series 3 (JPY)	2.30	5-20-2030	100,000,000	1,357,531
Japan Government Thirty Year Bond Series 30 (JPY)	2.30	3-20-2039	210,000,000	2,783,779
Japan Government Thirty Year Bond Series 31 (JPY)	2.20	9-20-2039	135,000,000	1,752,683
Japan Government Thirty Year Bond Series 34 (JPY)	2.20	3-20-2041	445,000,000	5,758,376
Japan Government Thirty Year Bond Series 36 (JPY)	2.00	3-20-2042	80,000,000	987,786
Japan Government Thirty Year Bond Series 37 (JPY)	1.90	9-20-2042	250,000,000	3,016,910
Japan Government Thirty Year Bond Series 4 (JPY)	2.90	11-20-2030	40,000,000	586,845
Japan Government Twenty Year Bond Series 100 (JPY)	2.20	3-20-2028	250,000,000	3,410,566
Japan Government Twenty Year Bond Series 102 (JPY)	2.40	6-20-2028	210,000,000	2,929,983
Japan Government Twenty Year Bond Series 105 (JPY)	2.10	9-20-2028	200,000,000	2,678,154
Japan Government Twenty Year Bond Series 108 (JPY)	1.90	12-20-2028	322,000,000	4,194,629
Japan Government Twenty Year Bond Series 110 (JPY)	2.10	3-20-2029	680,000,000	9,070,351
Japan Government Twenty Year Bond Series 112 (JPY)	2.10	6-20-2029	173,000,000	2,301,124
Japan Government Twenty Year Bond Series 113 (JPY)	2.10	9-20-2029	200,000,000	2,656,175
Japan Government Twenty Year Bond Series 115 (JPY)	2.20	12-20-2029	160,000,000	2,150,815
Japan Government Twenty Year Bond Series 116 (JPY)	2.20	3-20-2030	100,000,000	1,340,365
Japan Government Twenty Year Bond Series 117 (JPY)	2.10	3-20-2030	200,000,000	2,643,930
Japan Government Twenty Year Bond Series 118 (JPY)	2.00	6-20-2030	70,000,000	910,754
Japan Government Twenty Year Bond Series 120 (JPY)	1.60	6-20-2030	326,500,000	4,005,036
Japan Government Twenty Year Bond Series 121 (JPY)	1.90	9-20-2030	135,000,000	1,727,535
Japan Government Twenty Year Bond Series 123 (JPY)	2.10	12-20-2030	240,000,000	3,155,609
Japan Government Twenty Year Bond Series 125 (JPY)	2.20	3-20-2031	100,000,000	1,331,518
Japan Government Twenty Year Bond Series 127 (JPY)	1.90	3-20-2031	155,000,000	1,974,593
Japan Government Twenty Year Bond Series 128 (JPY)	1.90	6-20-2031	615,000,000	7,816,054
Japan Government Twenty Year Bond Series 133 (JPY)	1.80	12-20-2031	265,000,000	3,304,166
Japan Government Twenty Year Bond Series 139 (JPY)	1.60	6-20-2032	200,000,000	2,411,313
Japan Government Twenty Year Bond Series 140 (JPY)	1.70	9-20-2032	400,000,000	4,880,398
Japan Government Twenty Year Bond Series 26 (JPY)	4.50	9-22-2014	165,000,000	2,159,087
Japan Government Twenty Year Bond Series 281 (JPY)	2.00	6-20-2016	335,000,000	4,334,787
Japan Government Twenty Year Bond Series 30 (JPY)	3.70	9-21-2015	100,000,000	1,334,815
Japan Government Twenty Year Bond Series 37 (JPY)	3.10	9-20-2017	250,000,000	3,457,867
Japan Government Twenty Year Bond Series 41 (JPY)	1.50	3-20-2019	395,000,000	5,156,883
Japan Government Twenty Year Bond Series 45 (JPY)	2.40	3-20-2020	430,000,000	5,971,051
Japan Government Twenty Year Bond Series 50 (JPY)	1.90	3-22-2021	629,000,000	8,493,495
Japan Government Twenty Year Bond Series 52 (JPY)	2.10	9-21-2021	408,000,000	5,602,476
Japan Government Twenty Year Bond Series 58 (JPY)	1.90	9-20-2022	260,000,000	3,519,113
Japan Government Twenty Year Bond Series 62 (JPY)	0.80	6-20-2023	82,000,000	997,875
Japan Government Twenty Year Bond Series 67 (JPY)	1.90	3-20-2024	173,000,000	2,333,495
Japan Government Twenty Year Bond Series 70 (JPY)	2.40	6-20-2024	488,000,000	6,900,019
Japan Government Twenty Year Bond Series 73 (JPY)	2.00	12-20-2024	298,500,000	4,054,114
Japan Government Twenty Year Bond Series 82 (JPY)	2.10	9-20-2025	255,000,000	3,490,631
Japan Government Twenty Year Bond Series 86 (JPY)	2.30	3-20-2026	230,000,000	3,208,653
Japan Government Twenty Year Bond Series 88 (JPY)	2.30	6-20-2026	375,000,000	5,218,985
Japan Government Twenty Year Bond Series 90 (JPY)	2.20	9-20-2026	150,000,000	2,063,970
Japan Government Twenty Year Bond Series 92 (JPY)	2.10	12-20-2026	230,000,000	3,123,656
Japan Government Twenty Year Bond Series 93 (JPY)	2.00	3-20-2027	420,000,000	5,619,328
Japan Government Twenty Year Bond Series 95 (JPY)	2.30	6-20-2027	165,000,000	2,287,933
Japan Government Twenty Year Bond Series 97 (JPY)	2.20	9-20-2027	200,000,000	2,735,416
Japan Government Twenty Year Bond Series 99 (JPY)	2.10	12-20-2027	200,000,000	2,690,503
Japan Government Two Year Bond Series 17 (JPY)	2.40	12-20-2034	60,000,000	813,628
Japan Government Two Year Bond Series 312 (JPY)	0.10	1-15-2014	575,000,000	6,974,914
Japan Government Two Year Bond Series 315 (JPY)	1.20	6-20-2021	865,000,000	11,082,283

59

PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value
Foreign Government Bonds @ (continued)
Japan Government Two Year Bond Series 316 (JPY)	0.10%	5-15-2014	235,000,000	$2,850,731
Japan Government Two Year Bond Series 319 (JPY)	0.10	8-15-2014	500,000,000	6,065,670
Japan Government Two Year Bond Series 320 (JPY)	0.10	9-15-2014	400,000,000	4,852,628
Japan Government Two Year Bond Series 321 (JPY)	0.10	10-15-2014	600,000,000	7,279,088
Japan Government Two Year Bond Series 322 (JPY)	0.10	11-15-2014	100,000,000	1,213,208
Netherlands Government Bond (EUR) 144A	0.75	4-15-2015	1,550,000	2,044,277
Netherlands Government Bond (EUR) 144A	1.00	1-15-2014	1,200,000	1,577,516
Netherlands Government Bond (EUR) 144A	1.25	1-15-2018	500,000	667,904
Netherlands Government Bond (EUR) 144A	2.25	7-15-2022	950,000	1,306,838
Netherlands Government Bond (EUR) 144A	2.50	1-15-2017	900,000	1,267,328
Netherlands Government Bond (EUR) 144A	2.50	1-15-2033	900,000	1,196,181
Netherlands Government Bond (EUR) 144A	2.75	1-15-2015	1,200,000	1,647,448
Netherlands Government Bond (EUR) 144A	3.25	7-15-2021	1,500,000	2,236,213
Netherlands Government Bond (EUR) 144A	3.50	7-15-2020	1,400,000	2,117,575
Netherlands Government Bond (EUR) 144A	3.75	7-15-2014	1,000,000	1,377,455
Netherlands Government Bond (EUR) 144A	3.75	1-15-2023	850,000	1,318,439
Netherlands Government Bond (EUR) 144A	3.75	1-15-2042	1,100,000	1,828,589
Netherlands Government Bond (EUR) 144A	4.00	7-15-2016	950,000	1,397,130
Netherlands Government Bond (EUR) 144A	4.00	7-15-2018	1,000,000	1,526,079
Netherlands Government Bond (EUR) 144A	4.00	7-15-2019	1,250,000	1,930,877
Netherlands Government Bond (EUR) 144A	4.00	1-15-2037	853,000	1,433,656
Netherlands Government Bond (EUR) 144A	4.50	7-15-2017	1,600,000	2,453,051
Netherlands Government Bond (EUR) 144A	5.50	1-15-2028	810,000	1,504,793
Netherlands Government Bond (EUR) 144A	7.50	1-15-2023	335,000	672,976
Spain Government Bond (EUR)	3.00	4-30-2015	1,250,000	1,617,560
Spain Government Bond (EUR)	3.15	1-31-2016	1,000,000	1,282,603
Spain Government Bond (EUR)	3.25	4-30-2016	1,800,000	2,305,216
Spain Government Bond (EUR)	3.30	10-31-2014	1,000,000	1,309,431
Spain Government Bond (EUR)	3.40	4-30-2014	1,800,000	2,362,117
Spain Government Bond (EUR)	3.80	1-31-2017	1,400,000	1,797,274
Spain Government Bond (EUR)	4.00	7-30-2015	1,500,000	1,984,135
Spain Government Bond (EUR)	4.00	4-30-2020	750,000	919,636
Spain Government Bond (EUR)	4.20	1-31-2037	900,000	904,442
Spain Government Bond (EUR)	4.25	1-31-2014	1,000,000	1,325,261
Spain Government Bond (EUR)	4.25	10-31-2016	1,350,000	1,771,924
Spain Government Bond (EUR)	4.30	10-31-2019	1,800,000	2,272,728
Spain Government Bond (EUR)	4.40	1-31-2015	1,852,000	2,478,470
Spain Government Bond (EUR)	4.60	7-30-2019	2,200,000	2,840,897
Spain Government Bond (EUR)	4.65	7-30-2025	1,400,000	1,644,885
Spain Government Bond (EUR)	4.70	7-30-2041	1,100,000	1,177,195
Spain Government Bond (EUR)	4.75	7-30-2014	1,900,000	2,543,517
Spain Government Bond (EUR)	4.80	1-31-2024	900,000	1,095,678
Spain Government Bond (EUR)	4.85	10-31-2020	1,450,000	1,853,929
Spain Government Bond (EUR)	4.90	7-30-2040	1,000,000	1,102,633
Spain Government Bond (EUR)	5.50	7-30-2017	1,300,000	1,775,786
Spain Government Bond (EUR)	5.50	4-30-2021	2,050,000	2,712,360
Spain Government Bond (EUR)	5.75	7-30-2032	1,200,000	1,539,186
Spain Government Bond (EUR)	5.85	1-31-2022	750,000	1,010,508
Spain Government Bond (EUR)	5.90	7-30-2026	1,400,000	1,838,433
Spain Government Bond (EUR)	6.00	1-31-2029	1,100,000	1,456,039
Sweden Government Bond Series 1041 (SEK)	6.75	5-5-2014	7,300,000	1,189,795
Sweden Government Bond Series 1047 (SEK)	5.00	12-1-2020	8,340,000	1,599,471
Sweden Government Bond Series 1049 (SEK)	4.50	8-12-2015	1,300,000	214,631
Sweden Government Bond Series 1050 (SEK)	3.00	7-12-2016	4,800,000	776,167
Sweden Government Bond Series 1051 (SEK)	3.75	8-12-2017	4,000,000	677,373
Sweden Government Bond Series 1052 (SEK)	4.25	3-12-2019	6,000,000	1,069,654
Sweden Government Bond Series 1053 (SEK)	3.50	3-30-2039	4,250,000	808,381
Sweden Government Bond Series 1054 (SEK)	3.50	6-1-2022	2,000,000	354,002
United Kingdom Gilt (GBP)	1.00	9-7-2017	3,500,000	5,655,640
United Kingdom Gilt (GBP)	1.75	1-22-2017	2,300,000	3,848,816
United Kingdom Gilt (GBP)	1.75	9-7-2022	2,500,000	3,998,488
United Kingdom Gilt (GBP)	2.00	1-22-2016	2,350,000	3,944,610
United Kingdom Gilt (GBP)	2.25	3-7-2014	1,850,000	3,035,411
United Kingdom Gilt (GBP)	2.75	1-22-2015	4,200,000	7,073,694
United Kingdom Gilt (GBP)	3.75	9-7-2019	2,200,000	4,119,883

60

WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value
Foreign Government Bonds @ (continued)
United Kingdom Gilt (GBP)	3.75%	9-7-2020	2,250,000	$4,242,593
United Kingdom Gilt (GBP)	3.75	9-7-2021	2,150,000	4,075,335
United Kingdom Gilt (GBP)	3.75	7-22-2052	1,800,000	3,273,079
United Kingdom Gilt (GBP)	4.00	9-7-2016	3,400,000	6,151,541
United Kingdom Gilt (GBP)	4.00	3-7-2022	2,400,000	4,636,842
United Kingdom Gilt (GBP)	4.00	1-22-2060	2,300,000	4,502,003
United Kingdom Gilt (GBP)	4.25	12-7-2027	1,700,000	3,402,664
United Kingdom Gilt (GBP)	4.25	6-7-2032	1,050,000	2,094,681
United Kingdom Gilt (GBP)	4.25	3-7-2036	1,300,000	2,578,501
United Kingdom Gilt (GBP)	4.25	9-7-2039	1,350,000	2,668,655
United Kingdom Gilt (GBP)	4.25	12-7-2040	2,300,000	4,561,595
United Kingdom Gilt (GBP)	4.25	12-7-2046	1,150,000	2,290,839
United Kingdom Gilt (GBP)	4.25	12-7-2049	1,750,000	3,497,976
United Kingdom Gilt (GBP)	4.25	12-7-2055	1,775,000	3,608,804
United Kingdom Gilt (GBP)	4.50	3-7-2019	1,750,000	3,390,956
United Kingdom Gilt (GBP)	4.50	9-7-2034	2,850,000	5,850,673
United Kingdom Gilt (GBP)	4.50	12-7-2042	1,500,000	3,100,306
United Kingdom Gilt (GBP)	4.75	9-7-2015	2,575,000	4,622,872
United Kingdom Gilt (GBP)	4.75	3-7-2020	2,500,000	4,975,840
United Kingdom Gilt (GBP)	4.75	12-7-2030	4,650,000	9,858,065
United Kingdom Gilt (GBP)	4.75	12-7-2038	1,800,000	3,849,247
United Kingdom Gilt (GBP)	5.00	9-7-2014	2,585,000	4,482,658
United Kingdom Gilt (GBP)	5.00	3-7-2018	2,550,000	4,952,342
United Kingdom Gilt (GBP)	5.00	3-7-2025	2,550,000	5,430,222
United Kingdom Gilt (GBP)	6.00	12-7-2028	1,150,000	2,756,819
United Kingdom Gilt (GBP)	8.00	12-7-2015	1,150,000	2,263,681
United Kingdom Gilt (GBP)	8.00	6-7-2021	1,600,000	3,919,194
United Kingdom Gilt (GBP)	8.75	8-25-2017	800,000	1,759,454

Total Foreign Government Bonds (Cost $1,188,473,791)				1,247,712,026

U.S. Treasury Securities : 21.86%
U.S. Treasury Bond	2.75	8-15-2042	$7,000,000	6,924,533
U.S. Treasury Bond	2.75	11-15-2042	1,500,000	1,482,545
U.S. Treasury Bond	3.00	5-15-2042	7,000,000	7,299,684
U.S. Treasury Bond	3.13	11-15-2041	6,000,000	6,425,628
U.S. Treasury Bond	3.13	2-15-2042	1,000,000	1,070,000
U.S. Treasury Bond	3.50	2-15-2039	7,000,000	8,081,717
U.S. Treasury Bond	3.75	8-15-2041	6,000,000	7,208,436
U.S. Treasury Bond	3.88	8-15-2040	7,000,000	8,595,783
U.S. Treasury Bond	4.25	5-15-2039	5,000,000	6,510,940
U.S. Treasury Bond	4.25	11-15-2040	9,500,000	12,390,081
U.S. Treasury Bond	4.38	2-15-2038	1,750,000	2,315,196
U.S. Treasury Bond	4.38	11-15-2039	7,800,000	10,358,158
U.S. Treasury Bond	4.38	5-15-2040	6,250,000	8,306,638
U.S. Treasury Bond	4.50	2-15-2036	2,300,000	3,083,796
U.S. Treasury Bond	4.50	5-15-2038	600,000	808,687
U.S. Treasury Bond	4.50	8-15-2039	5,600,000	7,574,000
U.S. Treasury Bond	4.63	2-15-2040	6,500,000	8,964,924
U.S. Treasury Bond	4.75	2-15-2037	1,550,000	2,154,984
U.S. Treasury Bond	4.75	2-15-2041	5,200,000	7,317,378
U.S. Treasury Bond	5.00	5-15-2037	2,300,000	3,308,407
U.S. Treasury Bond	5.38	2-15-2031	1,000,000	1,455,938
U.S. Treasury Bond	5.50	8-15-2028	1,000,000	1,439,688
U.S. Treasury Bond	6.00	2-15-2026	1,150,000	1,689,781
U.S. Treasury Bond	6.13	11-15-2027	2,400,000	3,628,500
U.S. Treasury Bond	6.25	8-15-2023	3,500,000	5,081,563
U.S. Treasury Bond	6.38	8-15-2027	400,000	616,500
U.S. Treasury Bond	6.50	11-15-2026	1,500,000	2,315,157
U.S. Treasury Bond	6.63	2-15-2027	950,000	1,485,563
U.S. Treasury Bond	6.75	8-15-2026	1,500,000	2,355,000
U.S. Treasury Bond	6.88	8-15-2025	1,500,000	2,344,688
U.S. Treasury Bond	7.13	2-15-2023	3,000,000	4,576,875

61

PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value
U.S. Treasury Securities (continued)
U.S. Treasury Bond	7.50%	11-15-2024	$2,000,000	$3,229,062
U.S. Treasury Note	0.25	2-28-2014	20,000,000	20,006,240
U.S. Treasury Note	0.25	4-30-2014	15,000,000	15,004,095
U.S. Treasury Note	0.25	6-30-2014	20,000,000	20,002,340
U.S. Treasury Note	0.25	9-30-2014	60,000,000	60,000,000
U.S. Treasury Note	0.25	11-30-2014	40,000,000	40,001,697
U.S. Treasury Note	0.25	12-15-2014	5,000,000	4,998,440
U.S. Treasury Note	0.25	1-15-2015	5,000,000	4,996,875
U.S. Treasury Note	0.25	7-15-2015	15,000,000	14,978,910
U.S. Treasury Note	0.25	9-15-2015	6,000,000	5,988,750
U.S. Treasury Note	0.38	11-15-2014	5,000,000	5,011,135
U.S. Treasury Note	0.38	3-15-2015	30,000,000	30,063,042
U.S. Treasury Note	0.38	11-15-2015	5,000,000	5,007,439
U.S. Treasury Note	0.50	10-15-2014	5,000,000	5,022,265
U.S. Treasury Note	0.50	7-31-2017	5,000,000	4,983,985
U.S. Treasury Note	0.63	7-15-2014	10,000,000	10,061,330
U.S. Treasury Note	0.63	8-31-2017	5,000,000	5,011,330
U.S. Treasury Note	0.63	9-30-2017	24,000,000	24,031,872
U.S. Treasury Note	0.63	11-30-2017	10,000,000	10,004,721
U.S. Treasury Note	0.75	6-15-2014	5,000,000	5,038,865
U.S. Treasury Note	0.75	6-30-2017	15,000,000	15,132,420
U.S. Treasury Note	0.88	12-31-2016	5,000,000	5,079,690
U.S. Treasury Note	1.00	1-15-2014	7,000,000	7,060,977
U.S. Treasury Note	1.00	5-15-2014	5,000,000	5,055,080
U.S. Treasury Note	1.00	10-31-2016	5,000,000	5,106,250
U.S. Treasury Note	1.00	3-31-2017	12,000,000	12,247,500
U.S. Treasury Note	1.00	6-30-2019	5,000,000	5,014,455
U.S. Treasury Note	1.00	9-30-2019	10,000,000	9,997,660
U.S. Treasury Note	1.25	2-15-2014	15,000,000	15,183,405
U.S. Treasury Note	1.25	4-15-2014	500,000	506,895
U.S. Treasury Note	1.25	8-31-2015	4,500,000	4,614,260
U.S. Treasury Note	1.25	9-30-2015	7,000,000	7,182,112
U.S. Treasury Note	1.25	10-31-2015	5,000,000	5,132,810
U.S. Treasury Note	1.25	4-30-2019	12,000,000	12,247,500
U.S. Treasury Note	1.38	11-30-2015	2,500,000	2,576,563
U.S. Treasury Note	1.38	9-30-2018	5,000,000	5,164,060
U.S. Treasury Note	1.38	12-31-2018	10,000,000	10,313,280
U.S. Treasury Note	1.50	7-31-2016	15,000,000	15,589,455
U.S. Treasury Note	1.50	8-31-2018	5,000,000	5,199,610
U.S. Treasury Note	1.63	8-15-2022	14,000,000	14,060,158
U.S. Treasury Note	1.63	11-15-2022	3,000,000	3,002,942
U.S. Treasury Note	1.75	1-31-2014	4,500,000	4,579,803
U.S. Treasury Note	1.75	3-31-2014	10,000,000	10,200,000
U.S. Treasury Note	1.75	7-31-2015	4,750,000	4,930,723
U.S. Treasury Note	1.75	5-15-2022	4,000,000	4,077,500
U.S. Treasury Note	1.88	2-28-2014	1,500,000	1,530,587
U.S. Treasury Note	1.88	4-30-2014	4,400,000	4,501,407
U.S. Treasury Note	1.88	6-30-2015	6,250,000	6,501,950
U.S. Treasury Note	1.88	8-31-2017	6,500,000	6,893,556
U.S. Treasury Note	1.88	9-30-2017	6,000,000	6,363,282
U.S. Treasury Note	2.00	1-31-2016	4,000,000	4,205,936
U.S. Treasury Note	2.00	4-30-2016	500,000	527,344
U.S. Treasury Note	2.00	11-15-2021	21,000,000	22,010,625
U.S. Treasury Note	2.13	11-30-2014	6,500,000	6,739,688
U.S. Treasury Note	2.13	5-31-2015	3,500,000	3,658,592
U.S. Treasury Note	2.13	2-29-2016	4,000,000	4,227,188
U.S. Treasury Note	2.13	8-15-2021	10,000,000	10,612,500
U.S. Treasury Note	2.25	5-31-2014	13,500,000	13,903,947
U.S. Treasury Note	2.25	1-31-2015	5,000,000	5,212,500
U.S. Treasury Note	2.25	3-31-2016	5,000,000	5,309,765
U.S. Treasury Note	2.25	11-30-2017	7,500,000	8,100,000
U.S. Treasury Note	2.38	8-31-2014	5,000,000	5,183,985
U.S. Treasury Note	2.38	9-30-2014	5,500,000	5,712,482
U.S. Treasury Note	2.38	10-31-2014	5,000,000	5,200,780
U.S. Treasury Note	2.38	2-28-2015	10,000,000	10,466,410

62

WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value
U.S. Treasury Securities (continued)
U.S. Treasury Note	2.38%	3-31-2016	$2,500,000	$2,664,845
U.S. Treasury Note	2.38	7-31-2017	3,500,000	3,789,842
U.S. Treasury Note	2.38	5-31-2018	5,000,000	5,442,970
U.S. Treasury Note	2.50	3-31-2015	4,000,000	4,205,624
U.S. Treasury Note	2.50	4-30-2015	5,000,000	5,265,235
U.S. Treasury Note	2.50	6-30-2017	4,500,000	4,895,861
U.S. Treasury Note	2.63	6-30-2014	3,500,000	3,630,568
U.S. Treasury Note	2.63	7-31-2014	5,750,000	5,976,406
U.S. Treasury Note	2.63	12-31-2014	8,000,000	8,391,872
U.S. Treasury Note	2.63	2-29-2016	2,500,000	2,682,030
U.S. Treasury Note	2.63	4-30-2016	2,500,000	2,688,868
U.S. Treasury Note	2.63	1-31-2018	4,000,000	4,398,752
U.S. Treasury Note	2.63	4-30-2018	5,500,000	6,058,591
U.S. Treasury Note	2.63	8-15-2020	12,000,000	13,283,436
U.S. Treasury Note	2.63	11-15-2020	10,000,000	11,065,620
U.S. Treasury Note	2.75	11-30-2016	4,000,000	4,360,000
U.S. Treasury Note	2.75	5-31-2017	4,000,000	4,393,752
U.S. Treasury Note	2.75	12-31-2017	6,000,000	6,634,218
U.S. Treasury Note	2.75	2-28-2018	4,000,000	4,428,436
U.S. Treasury Note	2.75	2-15-2019	8,950,000	9,968,063
U.S. Treasury Note	3.00	8-31-2016	3,500,000	3,832,500
U.S. Treasury Note	3.00	9-30-2016	4,000,000	4,388,124
U.S. Treasury Note	3.00	2-28-2017	3,000,000	3,313,827
U.S. Treasury Note	3.13	10-31-2016	6,000,000	6,620,154
U.S. Treasury Note	3.13	1-31-2017	5,000,000	5,542,190
U.S. Treasury Note	3.13	4-30-2017	3,000,000	3,338,436
U.S. Treasury Note	3.13	5-15-2019	8,000,000	9,115,000
U.S. Treasury Note	3.13	5-15-2021	2,000,000	2,289,844
U.S. Treasury Note	3.25	5-31-2016	4,000,000	4,393,752
U.S. Treasury Note	3.25	6-30-2016	5,000,000	5,504,295
U.S. Treasury Note	3.25	7-31-2016	5,000,000	5,514,060
U.S. Treasury Note	3.25	12-31-2016	4,500,000	5,003,438
U.S. Treasury Note	3.25	3-31-2017	5,000,000	5,584,375
U.S. Treasury Note	3.38	11-15-2019	8,000,000	9,272,496
U.S. Treasury Note	3.50	2-15-2018	5,000,000	5,721,485
U.S. Treasury Note	3.63	8-15-2019	9,500,000	11,148,402
U.S. Treasury Note	3.63	2-15-2020	13,000,000	15,311,556
U.S. Treasury Note	3.63	2-15-2021	20,000,000	23,689,060
U.S. Treasury Note	3.75	11-15-2018	7,000,000	8,200,388
U.S. Treasury Note	3.88	5-15-2018	3,000,000	3,507,423
U.S. Treasury Note	4.00	2-15-2014	3,000,000	3,135,585
U.S. Treasury Note	4.00	2-15-2015	5,500,000	5,948,162
U.S. Treasury Note	4.00	8-15-2018	2,525,000	2,984,431
U.S. Treasury Note	4.13	5-15-2015	3,000,000	3,280,314
U.S. Treasury Note	4.25	8-15-2014	6,500,000	6,940,778
U.S. Treasury Note	4.25	11-15-2014	4,370,000	4,708,505
U.S. Treasury Note	4.25	8-15-2015	5,500,000	6,079,651
U.S. Treasury Note	4.25	11-15-2017	4,000,000	4,707,812
U.S. Treasury Note	4.50	11-15-2015	3,000,000	3,365,625
U.S. Treasury Note	4.50	2-15-2016	2,500,000	2,828,905
U.S. Treasury Note	4.50	5-15-2017	2,000,000	2,348,124
U.S. Treasury Note	4.63	11-15-2016	3,000,000	3,488,436
U.S. Treasury Note	4.63	2-15-2017	5,000,000	5,856,640
U.S. Treasury Note	4.75	5-15-2014	7,000,000	7,456,911
U.S. Treasury Note	4.75	8-15-2017	3,000,000	3,581,250
U.S. Treasury Note	4.88	8-15-2016	2,500,000	2,907,813
U.S. Treasury Note	5.13	5-15-2016	2,000,000	2,323,124
U.S. Treasury Note	7.25	5-15-2016	2,500,000	3,086,328
U.S. Treasury Note	7.25	8-15-2022	1,000,000	1,522,812
U.S. Treasury Note	7.50	11-15-2016	2,000,000	2,550,156
U.S. Treasury Note	7.88	2-15-2021	500,000	760,430
U.S. Treasury Note	8.00	11-15-2021	4,100,000	6,403,688
U.S. Treasury Note	8.13	8-15-2019	1,350,000	1,983,128
U.S. Treasury Note	8.50	2-15-2020	1,700,000	2,583,602
U.S. Treasury Note	8.75	5-15-2017	2,500,000	3,403,710

63

PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value
U.S. Treasury Securities (continued)
U.S. Treasury Note	8.75%	8-15-2020	$400,000	$625,625
U.S. Treasury Note	8.88	8-15-2017	1,275,000	1,766,572
U.S. Treasury Note	8.88	2-15-2019	1,200,000	1,784,719
U.S. Treasury Note	9.13	5-15-2018	2,900,000	4,208,399
U.S. Treasury Note	11.25	2-15-2015	2,000,000	2,480,468

Total U.S. Treasury Securities (Cost $1,064,305,521)				1,127,348,290

Yankee Corporate Bonds and Notes : 3.38%

Consumer Discretionary : 0.04%

Media : 0.04%
Grupo Televisa SA	6.00	5-15-2018	250,000	297,529
Grupo Televisa SA	6.63	1-15-2040	500,000	646,267
Thomson Reuters Corporation	4.70	10-15-2019	425,000	483,144
Thomson Reuters Corporation	5.70	10-1-2014	200,000	217,309
WPP Finance 2010 Company plc	3.63	9-7-2022	350,000	350,243

				1,994,492

Consumer Staples : 0.05%

Beverages : 0.05%
Coca-Cola Femsa SAB de CV	4.63	2-15-2020	200,000	227,593
Diageo Capital plc	5.75	10-23-2017	1,050,000	1,273,811
Diageo Capital plc	5.88	9-30-2036	175,000	225,415
Diageo Capital plc	7.38	1-15-2014	500,000	536,928
Diageo Finance BV	3.25	1-15-2015	100,000	105,282
Diageo Finance BV	5.30	10-28-2015	125,000	140,792

				2,509,821

Energy : 0.62%

Energy Equipment & Services : 0.04%
Ensco plc	3.25	3-15-2016	1,250,000	1,332,606
Ensco plc	4.70	3-15-2021	500,000	568,708

				1,901,314

Oil, Gas & Consumable Fuels : 0.58%
Alberta Energy Company Limited	7.38	11-1-2031	350,000	451,174
Alberta Energy Company Limited	8.13	9-15-2030	150,000	207,973
BP Capital Markets plc	1.85	5-5-2017	500,000	511,289
BP Capital Markets plc	3.25	5-6-2022	750,000	787,868
Canadian Natural Resources	5.85	2-1-2035	565,000	697,241
Canadian Natural Resources Limited	4.90	12-1-2014	65,000	70,181
Canadian Natural Resources Limited	5.70	5-15-2017	1,150,000	1,364,643
Canadian Natural Resources Limited	6.25	3-15-2038	500,000	648,980
Cenovus Energy Incorporated	3.00	8-15-2022	250,000	256,225
Cenovus Energy Incorporated	4.45	9-15-2042	250,000	259,499
Cenovus Energy Incorporated	4.50	9-15-2014	500,000	531,852
Cenovus Energy Incorporated	5.70	10-15-2019	200,000	245,548
Cenovus Energy Incorporated	6.75	11-15-2039	500,000	666,571
Enbridge Incorporated	5.60	4-1-2017	100,000	115,921
Encana Corporation	5.15	11-15-2041	500,000	527,692
Encana Corporation	5.80	5-1-2014	154,000	164,402
Encana Corporation	5.90	12-1-2017	300,000	357,521
Encana Corporation	6.50	5-15-2019	400,000	495,595
Encana Corporation	6.50	8-15-2034	250,000	305,569
Encana Corporation	6.50	2-1-2038	350,000	433,133
Husky Energy Incorporated	5.90	6-15-2014	305,000	327,747
Husky Energy Incorporated	6.80	9-15-2037	100,000	132,247

64

WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value
Oil, Gas & Consumable Fuels (continued)
Husky Energy Incorporated	7.25%	12-15-2019	$565,000	$744,838
Nexen Incorporated	6.20	7-30-2019	80,000	97,947
Nexen Incorporated	6.40	5-15-2037	600,000	767,530
Nexen Incorporated	7.50	7-30-2039	560,000	806,375
Nexen Incorporated	7.88	3-15-2032	120,000	170,179
Noble Holdings International Limited Corporation	3.05	3-1-2016	150,000	158,111
Noble Holdings International Limited Corporation	3.95	3-15-2022	150,000	158,766
Noble Holdings International Limited Corporation	4.63	3-1-2021	200,000	222,541
Noble Holdings International Limited Corporation	4.90	8-1-2020	250,000	283,803
Noble Holdings International Limited Corporation	6.05	3-1-2041	200,000	238,280
Noble Holdings International Limited Corporation	7.38	3-15-2014	250,000	269,678
Petro Canada	6.80	5-15-2038	400,000	538,241
Petro-Canada	5.95	5-15-2035	700,000	858,983
Suncor Energy Incorporated	5.95	12-1-2034	75,000	91,829
Suncor Energy Incorporated	6.10	6-1-2018	900,000	1,100,452
Suncor Energy Incorporated	6.50	6-15-2038	400,000	527,754
Suncor Energy Incorporated	6.85	6-1-2039	250,000	342,128
Talisman Energy Incorporated	3.75	2-1-2021	150,000	160,367
Talisman Energy Incorporated	5.13	5-15-2015	65,000	70,350
Talisman Energy Incorporated	6.25	2-1-2038	400,000	480,581
Talisman Energy Incorporated	7.75	6-1-2019	415,000	535,090
Total Capital Canada Limited	1.63	1-28-2014	140,000	142,074
Total Capital International SA	1.55	6-28-2017	500,000	510,482
Total Capital International SA	2.70	1-25-2023	500,000	511,343
Total Capital International SA	2.88	2-17-2022	1,000,000	1,044,370
Total Capital SA	3.00	6-24-2015	500,000	529,314
Total Capital SA	3.13	10-2-2015	1,000,000	1,068,756
Total Capital SA	4.13	1-28-2021	100,000	113,913
Total Capital SA	4.25	12-15-2021	250,000	288,865
Total Capital SA	4.45	6-24-2020	500,000	584,480
TransCanada PipeLines Limited	2.50	8-1-2022	500,000	503,590
TransCanada PipeLines Limited	3.40	6-1-2015	500,000	531,028
TransCanada PipeLines Limited	3.80	10-1-2020	300,000	338,545
TransCanada PipeLines Limited	6.10	6-1-2040	300,000	400,561
TransCanada PipeLines Limited	7.13	1-15-2019	1,500,000	1,935,510
Transocean Incorporated	4.95	11-15-2015	500,000	548,529
Transocean Incorporated	5.05	12-15-2016	500,000	556,515
Transocean Incorporated	6.38	12-15-2021	500,000	603,729
Weatherford International Limited	5.13	9-15-2020	200,000	210,716
Weatherford International Limited	6.75	9-15-2040	300,000	323,621
Weatherford International Limited	9.63	3-1-2019	1,000,000	1,287,552

				30,216,187

Financials : 1.46%

Capital Markets : 0.15%
BP Capital Markets plc	3.13	10-1-2015	800,000	851,473
BP Capital Markets plc	3.20	3-11-2016	1,000,000	1,070,589
BP Capital Markets plc	3.63	5-8-2014	600,000	625,713
BP Capital Markets plc	3.88	3-10-2015	700,000	747,797
BP Capital Markets plc	4.50	10-1-2020	500,000	579,254
BP Capital Markets plc	4.74	3-11-2021	1,000,000	1,173,319
BP Capital Markets plc	4.75	3-10-2019	450,000	525,794
Nomura Holdings Incorporated	4.13	1-19-2016	500,000	526,298
Nomura Holdings Incorporated	5.00	3-4-2015	1,100,000	1,165,541
Nomura Holdings Incorporated	6.70	3-4-2020	356,000	419,458

				7,685,236

Commercial Banks : 0.69%
Bancolombia SA	5.13	9-11-2022	1,000,000	1,037,500
Bank of Montreal	2.50	1-11-2017	500,000	526,790
Bank of Nova Scotia	2.05	10-7-2015	300,000	311,329

65

PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value
Commercial Banks (continued)
Bank of Nova Scotia	2.38%	12-17-2013	$600,000	$612,119
Bank of Nova Scotia	2.55	1-12-2017	750,000	792,018
Bank of Nova Scotia	3.40	1-22-2015	1,150,000	1,216,298
Bank of Nova Scotia	4.38	1-13-2021	500,000	579,679
Barclays Bank plc	2.38	1-13-2014	700,000	711,563
Barclays Bank plc	3.90	4-7-2015	250,000	265,674
Barclays Bank plc	5.00	9-22-2016	900,000	1,011,996
Barclays Bank plc	5.14	10-14-2020	800,000	834,822
Barclays Bank plc	5.20	7-10-2014	800,000	852,177
BBVA US Senior SA	4.66	10-9-2015	249,000	253,432
BNP Paribas	3.25	3-11-2015	1,000,000	1,043,083
BNP Paribas	3.60	2-23-2016	1,000,000	1,061,215
BNP Paribas	5.00	1-15-2021	1,150,000	1,284,379
Canadian Imperial Bank	0.90	10-1-2015	500,000	503,321
Canadian Imperial Bank	2.35	12-11-2015	500,000	520,859
Commonwealth Bank of Australia (New York)	1.95	3-16-2015	676,000	694,461
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	4.50	1-11-2021	500,000	565,619
Credit Suisse New York	3.50	3-23-2015	500,000	529,005
HSBC Holdings plc	4.00	3-30-2022	1,000,000	1,098,147
HSBC Holdings plc	4.88	1-14-2022	250,000	291,313
HSBC Holdings plc	5.10	4-5-2021	1,000,000	1,187,345
HSBC Holdings plc	6.80	6-1-2038	350,000	439,976
Lloyds TSB Bank plc	4.20	3-28-2017	1,000,000	1,102,371
Lloyds TSB Bank plc	4.88	1-21-2016	1,000,000	1,106,355
National Bank of Canada	1.50	6-26-2015	500,000	507,774
NIBC Bank NV	4.88	11-19-2019	800,000	935,598
Rabobank Nederland NV	2.13	10-13-2015	1,000,000	1,031,473
Rabobank Nederland NV	3.38	1-19-2017	1,000,000	1,075,166
Rabobank Nederland NV	3.88	2-8-2022	1,500,000	1,627,607
Royal Bank of Canada	0.80	10-30-2015	250,000	249,971
Royal Bank of Canada	1.13	1-15-2014	200,000	201,383
Royal Bank of Canada	1.45	10-30-2014	1,000,000	1,016,056
Royal Bank of Canada	2.30	7-20-2016	600,000	627,960
Royal Bank of Canada	2.63	12-15-2015	250,000	263,667
Royal Bank of Scotland Group plc	3.95	9-21-2015	500,000	531,222
Royal Bank of Scotland Group plc	4.38	3-16-2016	1,000,000	1,089,102
Royal Bank of Scotland Group plc	4.88	3-16-2015	1,000,000	1,075,320
Royal Bank of Scotland Group plc	5.63	8-24-2020	1,000,000	1,169,353
Royal Bank of Scotland Group plc	6.40	10-21-2019	575,000	680,127
Societe Generale	2.75	10-12-2017	200,000	202,104
Toronto Dominion Bank	1.38	7-14-2014	300,000	304,248
Toronto Dominion Bank	2.50	7-14-2016	500,000	526,914
Westpac Banking Corporation	1.13	9-25-2015	600,000	604,997
Westpac Banking Corporation	1.85	12-9-2013	200,000	202,842
Westpac Banking Corporation	2.00	8-14-2017	100,000	103,370
Westpac Banking Corporation	4.20	2-27-2015	780,000	838,182

				35,297,282

Diversified Financial Services : 0.58%
Abbey National Treasury Services plc	2.88	4-25-2014	200,000	203,432
Abbey National Treasury Services plc	4.00	4-27-2016	500,000	528,802
AngloGold Holdings plc	5.38	4-15-2020	165,000	167,988
AngloGold Holdings plc	6.50	4-15-2040	295,000	289,280
Barrick Australian Finance Proprietary Limited	5.95	10-15-2039	550,000	635,345
BHP Billiton Finance USA Limited	5.40	3-29-2017	200,000	234,420
BHP Billiton Finance USA Limited	5.50	4-1-2014	800,000	853,194
BHP Billiton Finance USA Limited	6.50	4-1-2019	1,050,000	1,351,890
Burlington Resources Finance Company	7.20	8-15-2031	500,000	708,857
ConocoPhillips Canada Funding Company	5.63	10-15-2016	150,000	177,852
ConocoPhillips Canada Funding Company	5.95	10-15-2036	300,000	389,170
Credit Suisse New York NY	5.30	8-13-2019	1,500,000	1,777,872
Credit Suisse New York NY	5.50	5-1-2014	500,000	532,849
Deutsche Bank AG London	3.25	1-11-2016	250,000	265,338
Deutsche Bank AG London	3.45	3-30-2015	500,000	529,150

66

WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value
Diversified Financial Services (continued)
Deutsche Bank AG London	3.88%	8-18-2014	$1,000,000	$1,052,766
Deutsche Bank AG London	6.00	9-1-2017	1,000,000	1,203,147
ORIX Corporation	4.71	4-27-2015	415,000	441,419
Rio Tinto Finance USA Limited	2.00	3-22-2017	500,000	512,929
Rio Tinto Finance USA Limited	2.88	8-21-2022	500,000	508,878
Rio Tinto Finance USA Limited	3.50	3-22-2022	1,000,000	1,063,159
Rio Tinto Finance USA Limited	4.13	8-21-2042	250,000	253,037
Rio Tinto Finance USA Limited	4.75	3-22-2042	250,000	278,742
Rio Tinto Finance USA Limited	5.20	11-2-2040	300,000	355,440
Rio Tinto Finance USA Limited	6.50	7-15-2018	750,000	942,420
Rio Tinto Finance USA Limited	8.95	5-1-2014	1,475,000	1,643,998
Rio Tinto Finance USA Limited	9.00	5-1-2019	480,000	659,624
Shell International Finance BV	2.38	8-21-2022	250,000	252,532
Shell International Finance BV	3.25	9-22-2015	1,000,000	1,071,256
Shell International Finance BV	3.63	8-21-2042	250,000	251,855
Shell International Finance BV	4.00	3-21-2014	950,000	992,589
Shell International Finance BV	4.30	9-22-2019	500,000	581,502
Shell International Finance BV	4.38	3-25-2020	500,000	585,666
Shell International Finance BV	5.20	3-22-2017	250,000	294,192
Shell International Finance BV	5.50	3-25-2040	300,000	391,430
Shell International Finance BV	6.38	12-15-2038	850,000	1,218,032
Syngenta Finance NV	3.13	3-28-2022	500,000	527,260
UBS AG Stamford Connecticut	3.88	1-15-2015	500,000	528,613
UBS AG Stamford Connecticut	4.88	8-4-2020	1,000,000	1,167,258
UBS AG Stamford Connecticut	5.75	4-25-2018	1,000,000	1,193,581
UBS AG Stamford Connecticut	5.88	12-20-2017	1,500,000	1,784,720
Virgin Media Finance plc	5.25	1-15-2021	900,000	1,047,199
WPP Finance UK	8.00	9-15-2014	500,000	554,632

				30,003,315

Insurance : 0.04%
Aegon NV	4.63	12-1-2015	500,000	546,670
AXA SA	8.60	12-15-2030	650,000	807,768
Axis Capital Holdings Limited	5.75	12-1-2014	65,000	69,663
Manulife Financial Corporation	3.40	9-17-2015	400,000	420,927
Montpelier Re Holdings Limited	4.70	10-15-2022	100,000	102,646
XL Capital Limited	5.25	9-15-2014	312,000	332,204

				2,279,878

Real Estate Management & Development : 0.00%
Brookfield Asset Management Incorporated	5.80	4-25-2017	125,000	141,719

Health Care : 0.16%

Pharmaceuticals : 0.16%
AstraZeneca plc	4.00	9-18-2042	550,000	569,089
AstraZeneca plc	5.40	6-1-2014	75,000	80,398
AstraZeneca plc	5.90	9-15-2017	800,000	982,930
AstraZeneca plc	6.45	9-15-2037	1,150,000	1,578,152
Covidien International Finance SA	2.80	6-15-2015	150,000	157,014
Covidien International Finance SA	3.20	6-15-2022	500,000	532,304
Covidien International Finance SA	6.00	10-15-2017	600,000	732,477
Covidien International Finance SA	6.55	10-15-2037	150,000	213,689
Novartis Securities Investment Limited	5.13	2-10-2019	1,000,000	1,199,441
Sanofi Aventis	1.63	3-28-2014	210,000	213,041
Sanofi Aventis	2.63	3-29-2016	500,000	527,016
Sanofi Aventis	4.00	3-29-2021	700,000	806,991
Teva Pharmaceutical Finance LLC	3.00	6-15-2015	500,000	527,678

				8,120,220

67

PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value
Industrials : 0.12%

Aerospace & Defense : 0.01%
Embraer Overseas Limited	6.38%	1-15-2020	$500,000	$577,500
Empresa Brasileira de Aeronautica	5.15	6-15-2022	200,000	217,000

				794,500

Commercial Services & Supplies : 0.02%
Ingersoll-Rand Global Holding Company Limited	6.88	8-15-2018	250,000	309,833
Ingersoll-Rand Global Holding Company Limited	9.50	4-15-2014	500,000	556,719

				866,552

Industrial Conglomerates : 0.05%
Koninklijke Philips Electronics NV	5.75	3-11-2018	650,000	790,919
Philips Electronics NV	3.75	3-15-2022	500,000	551,005
Philips Electronics NV	5.00	3-15-2042	500,000	575,901
Philips Electronics NV	6.88	3-11-2038	250,000	343,586
Tyco Electronics Group SA	7.13	10-1-2037	350,000	468,265

				2,729,676

Road & Rail : 0.04%
Canadian National Railway Company	2.25	11-15-2022	350,000	352,617
Canadian National Railway Company	5.55	3-1-2019	435,000	531,282
Canadian National Railway Company	6.20	6-1-2036	200,000	276,690
Canadian Pacific Railway Company	4.45	3-15-2023	200,000	220,157
Canadian Pacific Railway Company	5.75	3-15-2033	360,000	421,846
Canadian Pacific Railway Company	5.95	5-15-2037	65,000	79,392
Canadian Pacific Railway Company	7.25	5-15-2019	65,000	81,527

				1,963,511

Materials : 0.27%

Chemicals : 0.04%
Agrium Incorporated	6.13	1-15-2041	165,000	204,036
Agrium Incorporated	6.75	1-15-2019	300,000	374,414
Potash Corporation of Saskatchewan Incorporated	3.75	9-30-2015	560,000	603,732
Potash Corporation of Saskatchewan Incorporated	4.88	3-30-2020	255,000	295,900
Potash Corporation of Saskatchewan Incorporated	5.25	5-15-2014	50,000	53,271
Potash Corporation of Saskatchewan Incorporated	5.63	12-1-2040	200,000	245,366
Potash Corporation of Saskatchewan Incorporated	5.88	12-1-2036	75,000	94,218
Potash Corporation of Saskatchewan Incorporated	6.50	5-15-2019	65,000	82,216

				1,953,153

Metals & Mining : 0.21%
Barrick Gold Corporation	3.85	4-1-2022	500,000	533,651
Barrick Gold Corporation	5.25	4-1-2042	500,000	559,470
BHP Billiton Limited	1.00	2-24-2015	500,000	503,584
BHP Billiton Limited	1.63	2-24-2017	500,000	513,338
Falconbridge Limited	6.00	10-15-2015	600,000	668,990
Kinross Gold Corporation	5.13	9-1-2021	200,000	208,219
Teck Resources Limited	3.75	2-1-2023	500,000	502,674
Teck Resources Limited	4.50	1-15-2021	350,000	376,669
Teck Resources Limited	4.75	1-15-2022	202,000	220,131
Teck Resources Limited	5.20	3-1-2042	500,000	492,275
Teck Resources Limited	6.00	8-15-2040	175,000	193,923
Teck Resources Limited	6.25	7-15-2041	300,000	341,520
Vale Overseas Limited	4.38	1-11-2022	700,000	740,865
Vale Overseas Limited	4.63	9-15-2020	300,000	322,031
Vale Overseas Limited	6.25	1-23-2017	1,405,000	1,622,103
Vale Overseas Limited	6.88	11-21-2036	1,260,000	1,556,395

68

WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value
Metals & Mining (continued)
Vale Overseas Limited	6.88%	11-10-2039	$130,000	$164,167
Vale Overseas Limited	8.25	1-17-2034	300,000	408,128
Vale SA	5.63	9-11-2042	750,000	808,206

				10,736,339

Paper & Forest Products : 0.02%
Celulosa Arauco y Constitucion SA	4.75	1-11-2022	500,000	533,225
Celulosa Arauco y Constitucion SA	5.63	4-20-2015	65,000	70,358
Celulosa Arauco y Constitucion SA	7.25	7-29-2019	350,000	419,981

				1,023,564

Telecommunication Services : 0.62%

Diversified Telecommunication Services : 0.35%
British Telecommunications plc	5.95	1-15-2018	250,000	300,467
British Telecommunications plc	9.63	12-15-2030	1,150,000	1,844,301
Deutsche Telekom International Finance BV	4.88	7-8-2014	300,000	318,308
Deutsche Telekom International Finance BV	5.75	3-23-2016	275,000	313,364
Deutsche Telekom International Finance BV	6.00	7-8-2019	500,000	615,428
Deutsche Telekom International Finance BV	8.75	6-15-2030	830,000	1,247,395
Deutsche Telekom International Finance BV	9.25	6-1-2032	500,000	801,207
France Telecom SA	4.38	7-8-2014	1,000,000	1,053,154
France Telecom SA	5.38	7-8-2019	350,000	412,751
France Telecom SA	8.50	3-1-2031	925,000	1,369,364
Royal KPN NV	8.38	10-1-2030	375,000	504,029
Telecom Italia Capital SA	4.95	9-30-2014	1,150,000	1,193,125
Telecom Italia Capital SA	5.25	10-1-2015	200,000	211,750
Telecom Italia Capital SA	6.00	9-30-2034	150,000	138,375
Telecom Italia Capital SA	6.38	11-15-2033	500,000	482,500
Telecom Italia Capital SA	7.18	6-18-2019	1,000,000	1,140,000
Telecom Italia Capital SA	7.20	7-18-2036	500,000	507,500
Telecom Italia Capital SA	7.72	6-4-2038	500,000	523,750
Telefonica Emisiones SAU	3.73	4-27-2015	470,000	477,050
Telefonica Emisiones SAU	3.99	2-16-2016	710,000	720,295
Telefonica Emisiones SAU	4.95	1-15-2015	430,000	445,136
Telefonica Emisiones SAU	5.13	4-27-2020	445,000	446,113
Telefonica Emisiones SAU	5.46	2-16-2021	500,000	507,500
Telefonica Emisiones SAU	6.42	6-20-2016	500,000	540,000
Telefonica Emisiones SAU	7.05	6-20-2036	550,000	562,375
Telefonica Europe BV	8.25	9-15-2030	420,000	471,450
Telefonica SA	5.88	7-15-2019	645,000	677,250
Telefonos de Mexico SA	5.50	1-27-2015	465,000	506,018

				18,329,955

Wireless Telecommunication Services : 0.27%
America Movil SAB de CV	2.38	9-8-2016	750,000	783,467
America Movil SAB de CV	3.13	7-16-2022	500,000	512,924
America Movil SAB de CV	3.63	3-30-2015	500,000	532,464
America Movil SAB de CV	4.38	7-16-2042	1,000,000	1,035,680
America Movil SAB de CV	5.00	3-30-2020	1,000,000	1,175,303
America Movil SAB de CV	5.50	3-1-2014	300,000	317,190
America Movil SAB de CV	5.63	11-15-2017	450,000	544,156
America Movil SAB de CV	6.13	11-15-2037	100,000	130,059
America Movil SAB de CV	6.13	3-30-2040	500,000	655,118
America Movil SAB de CV	6.38	3-1-2035	65,000	85,706
Rogers Communications Incorporated	6.80	8-15-2018	750,000	944,748
Rogers Wireless Incorporated	6.38	3-1-2014	100,000	106,961
Rogers Wireless Incorporated	7.50	3-15-2015	500,000	574,177
Vodafone Group plc	1.63	3-20-2017	500,000	508,692
Vodafone Group plc	2.50	9-26-2022	1,000,000	1,007,279
Vodafone Group plc	3.38	11-24-2015	500,000	534,293

69

PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value
Wireless Telecommunication Services (continued)
Vodafone Group plc	4.15%	6-10-2014	$250,000	$262,966
Vodafone Group plc	4.63	7-15-2018	180,000	210,286
Vodafone Group plc	5.00	12-16-2013	600,000	627,043
Vodafone Group plc	5.00	9-15-2015	250,000	278,317
Vodafone Group plc	5.38	1-30-2015	75,000	82,352
Vodafone Group plc	5.45	6-10-2019	400,000	488,919
Vodafone Group plc	5.63	2-27-2017	500,000	590,749
Vodafone Group plc	6.15	2-27-2037	1,000,000	1,340,225
Vodafone Group plc	7.88	2-15-2030	250,000	365,449

				13,694,523

Utilities : 0.04%

Electric Utilities : 0.01%
Enersis SA	7.38	1-15-2014	250,000	264,686

Independent Power Producers & Energy Traders : 0.01%
Transalta Corporation	4.75	1-15-2015	400,000	424,500
Transalta Corporation	6.50	3-15-2040	90,000	92,391

				516,891

Multi-Utilities : 0.01%
National Grid plc	6.30	8-1-2016	300,000	349,189
Veolia Environment SA	6.00	6-1-2018	500,000	590,416

				939,605

Water Utilities : 0.01%
United Utilities Group plc	5.38	2-1-2019	250,000	281,699

Total Yankee Corporate Bonds and Notes (Cost $159,095,865)				174,244,118

Other : 0.01%
Gryphon Funding Limited, Pass-Through Entity (a)(v)(i)			1,399,679	461,894

Total Other (Cost $132,617)				461,894

		Yield	Shares
Short-Term Investments : 4.30%
Investment Companies : 4.30%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)##		0.16	218,075,392	218,075,392
Wells Fargo Securities Lending Cash Investments, LLC (l)(v)(r)(u)		0.21	3,830,603	3,830,603

Total Short-Term Investments (Cost $221,905,995)				221,905,995

Total investments in securities (Cost $5,003,803,755)*	102.85%			5,305,226,349
Other assets and liabilities, net	(2.85)			(147,045,550)

Total net assets	100.00%			$5,158,180,799

%%	Security issued on a when-issued basis.
±	Variable rate investment
¤	Security issued in zero coupon form with no periodic interest payments.
«	All or a portion of this security is on loan.
§	These securities are subject to a demand feature which reduces the effective maturity.

70

WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(l)	Investment in an affiliate
@	Foreign bond principal is denominated in local currency.
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
(v)	Security represents investment of cash collateral received from securities on loan.
(i)	Illiquid security
(u)	Rate shown is the 7-day annualized yield at period end.
##	All or a portion of this security has been segregated for when-issued securities.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.
*	Cost for federal income tax purposes is $5,005,831,762 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$317,066,076
Gross unrealized depreciation	(17,671,489)

Net unrealized appreciation	$299,394,587

71

WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO

NOTES TO PORTFOLIO OF INVESTMENTS – NOVEMBER 30, 2012 (UNAUDITED)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Securities denominated in foreign currencies are translated into U.S. dollars using the rates of exchange in effect on the day of valuation at a time specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices received from an independent pricing service which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the independent pricing service or values received are deemed not representative of market value, values will be obtained from a broker-dealer or otherwise determined based on the Portfolio’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Portfolio are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the rates of exchange at a time specified by the Management Valuation Team on the date of valuation. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting in changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

Security loans

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolio continues to receive interest or dividends on the securities loaned. The Portfolio receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio on the next business day. In a securities lending transaction, the net asset value of the Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolio lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to

0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique.

When-issued transactions

The Portfolio may purchase securities on a forward commitment or ‘when-issued’ basis. The Portfolio records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Portfolio’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Portfolio begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of November 30, 2012, the inputs used in valuing investments in securities, which are carried at fair value, were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Agency securities	$0	$1,436,673,986	$0	$1,436,673,986
Corporate bonds and notes	0	1,096,880,040	0	1,096,880,040
Foreign government bonds	0	1,247,712,026	0	1,247,712,026
U.S. Treasury securities	1,127,348,290	0	0	1,127,348,290
Yankee corporate bonds and notes	0	174,244,118	0	174,244,118
Other	0	0	461,894	461,894
Short-term investments
Investment companies	218,075,392	3,830,603	0	221,905,995

	$1,345,423,682	$3,959,340,773	$461,894	$5,305,226,349

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended November 30, 2012, the Portfolio did not have any transfers into/out of Level 1 or Level 2.

WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO	PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)

Security name	Shares	Value
Common Stocks : 96.84%

Consumer Discretionary : 12.47%

Auto Components : 0.83%
Aapico Hitech PCL	123,000	$81,760
Aisin Seiki Company Limited	35,200	1,040,180
Akebono Brake Industry Company Limited	22,700	100,234
Autoneum Holding AG †	164	7,964
Bharat Forge Limited	19,334	94,351
BorgWarner Incorporated «†	94,155	6,242,477
Bosch Limited	1,719	288,174
Bridgestone Corporation	119,800	2,890,546
Bridgestone Corporation ADR «†	4,725	227,320
Calsonic Kansei Corporation	41,000	188,997
Cheng Shin Rubber Industry Company Limited	503,582	1,284,347
Compagnie Generale des Etablissements Michelin Class B	17,733	1,649,211
Continental AG	9,343	1,034,054
Cooper Tire & Rubber Company	149,304	3,729,614
Dana Holding Corporation «	354,037	5,020,245
Denso Corporation	102,600	3,371,667
Exedy Corporation	5,000	109,480
Exide Industries Limited	78,617	205,377
Faurecia	2,019	31,707
FCC Company Limited	5,300	100,426
Fiat Industrial SpA	78,164	835,614
Futaba Industrial Company Limited †	6,100	23,679
GKN plc	150,914	536,767
Halla Climate Control Corporation	8,860	199,234
Hankook Tire Company Limited †	18,843	797,850
Hankook Tire Worldwide Company Limited	3,596	49,481
Hi-Lex Corporation	4,100	64,756
Hyundai Mobis	14,603	3,850,170
Hyundai Wia Corporation	2,855	479,854
Johnson Controls Incorporated	87,200	2,401,488
Kayaba Industry Company Limited «	27,000	97,277
KEIHIN Corporation	9,300	123,647
Kenda Rubber Industrial Company Limited	159,577	202,396
Koito Manufacturing Company Limited	23,000	315,000
Kumho Industrial Company Limited †	24,425	45,112
Lear Corporation	70,016	3,057,599
Leoni AG	4,204	145,846
Linamar Corporation	2,422	52,617
Magna International Incorporated Class A «	21,800	1,017,194
Mando Corporation	2,550	288,475
Martinrea International Incorporated †	3,001	23,232
Minth Group Limited	76,000	82,176
MITSUBA Corporation	8,000	52,890
Mitsuboshi Belting Company Limited	10,000	58,106
Musashi Seimitsu Industry Company Limited	1,900	39,551
Nan Kang Rubber Tire Company Limited	148,145	181,268
NGK Spark Plug Company Limited	29,000	350,737
NHK Spring Company Limited	44,000	368,290
NIFCO Incorporated	6,500	146,661
Nippon Seiki Company Limited	8,000	79,093
Nissan Shatai Company Limited	12,000	137,563
Nissin Kogyo Company Limited	8,500	126,827
NOK Corporation	19,900	304,408
Nokian Renkaat Oyj	13,330	556,497
Pacific Industrial Company Limited	5,000	28,993
Pirelli & Company SpA	18,218	211,345
Press Kogyo Company Limited	13,000	55,353
Rieter Holding AG	164	27,218
Riken Corporation	27,000	96,949
Sanden Corporation	14,000	54,006
Showa Corporation	13,400	134,268

PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO

Security name	Shares	Value
Auto Components (continued)
Somboon Advance Technology PCL	104,216	$95,930
Stanley Electric Company Limited	28,700	402,813
Sumitomo Electric Industries Limited	151,000	1,628,422
Sumitomo Rubber Industries	33,200	391,465
Tachi-S Company Limited	3,600	69,437
Takata Corporation	5,600	110,526
Tenneco Automotive Incorporated †	119,200	3,822,744
Thai Stanley Electric PCL	13,600	93,946
Tokai Rika Company Limited	8,200	105,739
Tokai Rubber Industries Incorporated	6,500	63,317
Tong Yang Industry Company Limited	97,926	83,082
Topre Corporation	4,200	36,887
Toyo Tire & Rubber Company Limited	50,000	138,897
Toyota Boshoku Corporation	11,900	122,991
Toyota Gosei Company Limited	14,500	303,245
Toyota Industries Corporation	38,400	1,149,182
TPR Company Limited	5,200	65,162
TRW Automotive Holdings Corporation †	75,000	3,798,000
TS Tech Company Limited	7,600	134,880
UMW Holdings Bhd	137,800	481,433
Unipres Corporation	5,100	121,940
Valeo SA	7,819	370,660
Visteon Corporation †	103,426	5,181,643
Xinyi Glass Holding Company Limited	456,149	256,614
Yarnapund PCL †(a)	1,551,500	0
Yokohama Rubber Company Limited	65,000	435,252
YOROZU Corporation	3,500	50,949

		64,912,774

Automobiles : 1.12%
Bajaj Auto	14,575	517,380
Bayerische Motoren Werke AG	29,701	2,634,020
Brilliance China Automotive Holdings Limited †	568,000	691,110
BYD Company Limited †«	119,000	305,246
China Motor Company Limited	198,150	182,096
Chongqing Changchun Automobile Class B	43	18
Daihatsu Motor Company Limited	38,000	674,398
Daimler AG	92,656	4,576,736
Dongfeng Motor Group Company Limited	598,000	841,036
Fiat SpA †	84,699	392,153
Fleetwood Corporation Limited	5,618	52,297
Ford Otomotiv Sanayi AS	8,512	87,176
Fuji Heavy Industries Limited	117,000	1,312,853
Geely Automobile Holdings Limited «	780,000	368,352
General Motors Company †	97,800	2,531,064
Ghabbour Auto	3,188	14,138
Guangzhou Automobile Group Company Limited	493,454	401,757
Hero Honda Motors Limited	20,559	690,396
Honda Motor Company Limited	344,500	11,417,165
Honda Motor Company Limited ADR	25	833
Hyundai Motor Company Limited	34,932	7,274,476
Isuzu Motors Limited	236,000	1,382,762
Kia Motors Corporation	55,867	3,193,579
Mahindra & Mahindra Limited	52,028	905,791
Mahindra & Mahindra Limited GDR	20,144	345,671
Maruti Suzuki India Limited	28,721	778,205
Mazda Motor Corporation †	496,000	782,192
Mitsubishi Motors Corporation †	711,000	664,123
Nissan Motor Company Limited	490,100	4,750,287
Oriental Holdings Bhd	28,320	77,327
Peugeot SA †«	32,389	198,697
PT Astra International Incorporated Tbk	4,247,440	3,209,875
Renault SA	18,761	938,288
Suzuki Motor Corporation	81,000	1,921,951

WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO	PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)

Security name	Shares	Value
Automobiles (continued)
Tan Chong Motor Holdings Bhd	87,300	$131,822
Tata Motors Limited	164,889	828,916
Tata Motors Limited Differential Voting Rights A Shares	119,486	358,052
Tesla Motors Incorporated «†	58,000	1,961,560
Thor Industries Incorporated «	105,100	3,966,474
Tofas Turk Otomobil Fabrikasi AS	12,763	77,856
Toyota Motor Corporation «	564,014	24,186,201
Volkswagen AG	2,854	580,521
Yamaha Motor Company Limited	54,900	576,072
Yue Loong Motor	230,929	417,284
Zhongsheng Group Holdings Limited	140,000	172,512

		87,370,718

Distributors : 0.32%
Canon Marketing Japan Incorporated	10,300	148,562
CFAO	4,172	202,386
D’ieteren SA NV	1,530	72,948
Delek Automotive Systems Limited	1,187	7,542
DOSHISHA Company Limited	2,200	59,113
Genuine Parts Company	114,079	7,425,402
Hanwha Corporation (Korea)	11,460	337,074
Imperial Holding Limited	47,334	1,004,085
Inabata & Company Limited	8,900	55,925
Inchcape plc	38,717	265,242
Jardine Cycle & Carriage Limited	19,439	777,019
LG International Corporation	5,460	228,162
Li & Fung Limited	1,128,530	1,858,022
LKQ Corporation †	236,700	5,188,464
Mitsuuroko Holdings Company Limited	10,000	55,802
Pacific Brands Limited	88,865	55,180
Paltac Corporation	4,300	51,067
Pool Corporation «	91,700	3,841,313
Schneider Electric Infrastructure Limited	5,981	10,891
Sumitomo Corporation	237,900	2,952,286
Tat Hong Holdings Limited	7,000	8,029
Uni-Select Incorporated	432	9,950
Yokohama Reito Company	7,100	48,835

		24,663,299

Diversified Consumer Services : 0.42%
Apollo Group Incorporated Class A «†	70,900	1,360,571
Benesse Corporation	17,200	751,137
Coinstar Incorporated «†	61,462	2,891,172
DeVry Incorporated	138,200	3,602,874
Educomp Solutions Limited	5,295	14,655
H&R Block Incorporated	194,011	3,498,018
Hillenbrand Incorporated	149,886	3,171,588
InvoCare Limited	17,103	159,389
Itausa Investimentos Itau SA	41,648	267,219
Matthews International Corporation	62,800	1,899,700
Navitas Limited	29,257	131,901
New Oriental Education & Technology Group Incorporated	17,412	351,026
Raffles Education Corporation Limited	55,177	14,240
Regis Corporation «	137,395	2,262,896
Service Corporation International «	514,443	7,166,191
Sotheby’s Holdings Incorporated «	133,000	3,838,380
Weight Watchers International Incorporated «	21,300	1,106,748

		32,487,705

Hotels, Restaurants & Leisure : 1.81%
A-Max Holdings Limited †	83,500	711

PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO

Security name	Shares	Value
Hotels, Restaurants & Leisure (continued)
Accor SA	17,004	$564,806
Accordia Golf Company Limited «	241	224,234
Ajisen China Holdings Limited	67,200	58,961
Aristocrat Leisure Limited	105,580	359,197
Autogrill SpA	5,082	50,264
Bally Technologies Incorporated «†	80,609	3,638,690
Banyan Tree Holdings Limited †	13,000	6,816
Berjaya Land Bhd	210,400	58,834
Berjaya Sports Toto Bhd	110,350	163,360
Bob Evans Farms Incorporated	1,361	51,296
Brinker International Incorporated «	176,990	5,300,851
Cafe de Coral Holdings Limited	52,000	153,648
Carnival Corporation	59,500	2,300,270
Carnival plc	20,101	813,172
Casino Guichard Perrachon SA	5,420	492,090
Chipotle Mexican Grill Incorporated †	25,894	6,830,319
Colowide Company Limited	10,000	85,765
Compass Group plc	192,709	2,226,079
Cracker Barrel Old Country Store Incorporated	45,600	2,802,120
Crown Limited	72,900	779,804
Darden Restaurants Incorporated «	94,300	4,986,584
Domino’s Pizza Incorporated	111,300	4,630,080
Doutor Nichires Holdings Company Limited	5,200	65,856
Dunkin Brands Group Incorporated «	55,400	1,762,828
Echo Entertainment Group Limited	134,190	495,744
Egyptian For Tourism Resorts †	16,982	2,473
EIH Limited	57,568	76,306
Enterprise Inns plc †	26,791	36,914
Flight Centre Limited «	11,645	328,123
Formosa International Hotels Corporation	14,861	176,466
Fujita Kanko Incorporated	30,000	107,721
Galaxy Entertainment Group Limited †	255,000	972,265
Genting Bhd	521,200	1,543,153
Genting Hong Kong Limited †	327,000	104,637
Genting Singapore plc	1,113,320	1,167,499
Grand Korea Leisure Company Limited	10,260	293,251
Great Canadian Gaming Corporation †	676	6,431
Greene King plc	17,051	167,188
H.I.S Company Limited	3,400	104,761
Hong Kong & Shanghai Hotels Limited	94,530	133,436
Hotel Properties Limited	6,000	12,879
Hotel Shilla Company Limited	7,990	356,390
Hyatt Hotels Corporation Class A †	42,384	1,547,016
Imperial Hotel Limited	3,200	83,460
Indian Hotels Company Limited	66,498	76,529
Intercontinental Hotels Group plc	28,522	762,218
International Game Technology	203,830	2,827,122
Intralot SA-Integrated Lottery Systems & Services	4,444	8,901
J D Wetherspoon plc	2,154	18,774
Jack In the Box Incorporated «†	106,700	2,939,585
Jollibee Foods Corporation	74,880	191,366
Kangwon Land Incorporated	23,150	661,673
Kappa Create Company Limited	2,100	44,581
Kentucky Fried Chicken (Japan) Limited	2,100	52,197
KFC Holdings Malaysia Bhd †	22,464	29,265
Kisoji Company Limited	3,500	70,437
Kuoni Reisen Holding AG	214	61,369
Ladbrokers plc	95,658	298,548
Las Vegas Sands Corporation	77,055	3,594,616
Life Time Fitness Incorporated «†	78,605	3,699,151
Lottomatica SpA	2,688	59,185
Marriott International Incorporated Class A	56,800	2,061,272
Marriott Vacations Worldwide Corporation †	55,460	2,207,863
Marston’s plc	27,687	55,537
McDonald’s Corporation	134,114	11,673,283

WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO	PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)

Security name	Shares	Value
Hotels, Restaurants & Leisure (continued)
McDonald’s Holdings Company (Japan) Limited	12,400	$353,491
Melco International Development Limited	84,000	90,067
MGM China Holdings Limited	177,200	331,527
MGM Mirage «†	296,900	3,013,535
Millennium & Copthorne Hotels plc	18,690	145,679
Minor International PCL	105,270	66,201
Mitchells & Butlers plc †	19,207	95,149
MOS Food Services Incorporated	4,500	85,376
Ohsho Food Service Corporation	1,600	37,654
Opap SA	18,417	119,761
Orbis SA	2,450	29,348
Orient Express Hotels Limited Class A «†	211,863	2,612,271
Oriental Land Company Limited	10,300	1,325,687
Paddy Power plc	4,093	308,796
Panera Bread Company †	22,549	3,619,115
Papa John’s International Incorporated †	33,000	1,746,690
PartyGaming plc	58,620	102,371
Plenus Company Limited	2,000	32,874
Punch Taverns plc †	32,370	3,553
Resorts World Bhd	621,815	699,599
RESORTTRUST Incorporated	5,780	113,588
Restaurant Group plc	15,681	96,298
Rexcapital Financial Holdings Limited	625,000	45,160
Round One Corporation	8,500	47,844
Royal Caribbean Cruises Limited	105,800	3,729,450
Royal Holdings Company Limited	5,300	66,865
Ryman Hospitality Properties Incorporated «	96,461	3,204,434
Saizeriya Company Limited	4,700	65,966
Sands China Limited	459,523	1,959,593
Scientific Games Corporation Class A «†	121,700	1,013,761
Shangri-La Asia Limited	274,166	530,630
Six Flags Entertainment Corporation «	104,200	6,406,216
SJM Holdings Limited	390,000	919,873
Sky City Entertainment Group Limited	108,949	334,512
Sodexho Alliance SA	8,557	690,988
Spirit Pub Company plc	32,370	32,154
St. Marc Holdings Company Limited	1,200	43,452
Starwood Hotels & Resorts Worldwide Incorporated	161,600	8,719,936
Tabcorp Holdings Limited	132,992	388,613
Tattersall’s Limited	250,183	764,996
The Wendy’s Company	677,708	3,158,119
Thomas Cook Group plc †	84,009	34,995
Tim Hortons Incorporated	14,344	667,129
Tokyo Dome Corporation †	28,000	90,010
Tokyotokeiba Company Limited	12,000	17,759
Transat A.T. Incorporated Class A †	1,458	8,190
TUI AG †	6,630	65,920
TUI Travel plc	61,222	266,110
Vail Resorts Incorporated «	70,820	3,988,582
Watami Food Service Company	3,900	80,474
Whitbread plc	19,518	750,186
William Hill plc	55,680	300,809
WMS Industries Incorporated «†	122,300	2,066,870
Wynn Macau Limited	273,600	781,946
Wynn Resorts Limited	64,937	7,298,919
Yoshinoya D&C Company Limited «	118	150,587
Zensho Company Limited	11,700	139,091

		141,374,989

Household Durables : 0.72%
Arcelik AS	78,008	473,675
Arnest One Corporation	7,300	99,713
Barratt Developments plc †	67,471	210,901
Bellway plc	9,497	151,776

PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO

Security name	Shares	Value
Household Durables (continued)
Berkeley Group Holdings plc †	11,306	$297,431
Bovis Homes Group plc	9,917	88,340
Casio Computer Company Limited «	51,600	386,210
Chofu Seisakusho Company Limited	3,500	79,566
Cleanup Corporation	5,200	35,136
Corona Corporation	2,000	25,353
D.R. Horton Incorporated «	204,331	3,976,281
Dorel Industries Incorporated Class B	1,167	43,280
Ekornes ASA	800	12,570
Electrolux AB Class B	25,871	676,973
Foster Electric Company Limited	2,400	43,118
France Bed Holdings Company Limited	27,000	56,335
Funai Electric Company Limited	2,100	23,717
Garmin Limited «	84,700	3,293,983
GUD Holdings Limited	7,917	68,989
Haier Electronics Group Company †	170,000	233,388
HAJIME Construction Company Limited	2,500	78,729
Harman International Industries Incorporated	131,870	5,216,777
Haseko Corporation †	225,000	147,389
Hitachi Koki Company Limited «	5,000	35,786
Husqvarna AB A Shares	1	6
Husqvarna AB B Shares	37,065	222,724
JM AB	8,886	152,255
JVC Kenwood Holdings Incorporated	13,400	47,140
Leggett & Platt Incorporated «	103,419	2,880,219
Lennar Corporation Class A «	119,800	4,557,192
LG Electronics Incorporated	23,146	1,630,918
Matsunichi Communication Holdings Limited †	326,000	189,285
MDC Holdings Incorporated «	75,400	2,657,096
Mohawk Industries Incorporated †	46,300	3,981,337
Newell Rubbermaid Incorporated	212,419	4,632,858
Nexity SA	1,566	49,073
Nobia AB †	5,775	24,738
NVR Incorporated †	3,834	3,449,987
Panahome Corporation	18,000	112,234
Peace Mark Holdings Limited †(a)	10,000	0
Persimmon plc	31,295	401,616
Pioneer Corporation †	38,600	90,372
Redrow plc †	3,458	8,792
Rinnai Corporation	7,000	487,414
Sangetsu Company Limited	5,200	134,297
SEB SA	3,036	210,217
Sekisui Chemical Company Limited	94,000	736,629
Sekisui House Limited	107,000	1,003,348
Sharp Corporation «	179,000	373,482
Skyworth Digital Technology Company Limited	244,998	130,557
Sony Corporation	191,094	1,856,812
Steinhoff International Holdings Limited	337,533	1,039,889
Sumitomo Foresting Company Limited	31,600	277,916
Takamatsu Corporation	900	14,248
Tatung Company Limited †	394,770	97,286
Taylor Woodrow plc	300,372	293,557
Technicolor †	5,241	12,998
Techtronic Industries Company	263,500	518,827
Tempur-Pedic International Incorporated «†	46,400	1,236,560
TOA Corporation	1,000	6,915
TOKEN Corporation	1,340	61,038
Tomtom NV †	4,700	22,635
Turk Sise Ve Cam Fabrikalari AS	74,196	109,206
Videocon Industries Limited	16,162	63,228
Vodone Limited	587,400	54,570
Welling Holding Limited	102,800	12,468
Whirlpool Corporation	57,000	5,804,880

WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO	PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)

Security name	Shares	Value
Household Durables (continued)
Woongjin Coway Company Limited	11,040	$406,793

		55,809,028

Internet & Catalog Retail : 0.57%
Amazon.com Incorporated †	82,127	20,700,110
Askul Corporation	2,300	34,374
ASOS plc †	7,672	304,343
Belluna Company Limited	3,000	22,272
CDON Group †	4,115	24,368
CJ O Shopping Company Limited	949	233,733
Dena Company Limited	18,600	682,538
Home Retail Group plc «	62,866	112,505
HSN Incorporated	73,487	3,886,727
Hyundai Home Shopping Network	1,833	205,670
Liberty Ventures Series A †	6,322	370,153
N Brown Group plc	13,911	79,945
Netflix Incorporated «†	45,726	3,736,271
Nissen Company Limited	2,200	8,513
Priceline.com Incorporated †	11,296	7,491,055
Rakuten Incorporated	138,100	1,164,305
Senshukai Company Limited	1,800	11,420
Shutterfly Incorporated †	60,000	1,617,000
Start Today Company Limited «	12,500	130,557
TripAdvisor Incorporated «†	90,169	3,443,554
Wotif.com Holdings Limited «	18,653	93,633

		44,353,046

Leisure Equipment & Products : 0.37%
Altek Corporation	88,623	49,720
Amer Sports Oyj	13,925	209,354
Aruze Corporation	4,400	74,459
Asia Optical Company Incorporated †	14,239	13,624
Beneteau SA	1,319	13,706
Brunswick Corporation «	214,000	5,514,780
Fields Corporation	700	9,027
Giant Manufacturing Company Limited	62,687	332,271
Hasbro Incorporated «	85,221	3,277,600
Heiwa Corporation	9,000	139,528
Mars Engineering Corporation	600	12,978
Mattel Incorporated	250,795	9,407,320
Mizuno Corporation	17,000	80,015
Namco Bandai Holdings Incorporated	41,200	578,254
Nikon Corporation	68,700	1,903,449
Polaris Industries Incorporated «	52,356	4,440,312
Roland Corporation	800	6,085
Sankyo Company Limited	10,300	421,696
Sega Sammy Holdings Incorporated	38,000	632,450
Shimano Incorporated	15,400	1,018,136
Tamron Company Limited	2,700	80,376
Tomy Company Limited	14,100	77,141
Yamaha Corporation	28,000	254,407
Young Optics Incorporated	14,000	37,392

		28,584,080

Media : 2.48%
Aegis Group plc	87,857	330,786
Agora SA	5,097	16,950
Aimia Incorporated	12,821	190,376
Amalgamated Holdings Limited	15,058	109,059
AMC Networks Incorporated A †	112,602	5,940,882
Antena 3 de Television SA	1,425	6,246

PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO

Security name	Shares	Value
Media (continued)
APN News & Media Limited	45,589	$14,273
Arbitron Incorporated	51,600	1,876,692
Arnoldo Mondadori Editore SpA †	1,753	2,563
Asatsu-DK Incorporated	5,100	118,723
Astral Media Incorporated	3,649	168,059
Avex Group Holdings Incorporated	7,200	155,031
Axel Springer AG	4,131	179,954
BEC World PCL	121,700	230,988
British Sky Broadcasting plc	100,988	1,228,047
Cablevision Systems Corporation New York Group Class A	155,600	2,153,504
Carsales.com Limited	34,330	275,150
CBS Corporation Class B	79,124	2,846,882
Charter Communication Incorporated †	36,239	2,567,533
Cheil Worldwide Incorporated	21,540	420,715
Cinemark Holdings Incorporated	71,400	1,942,080
Cineplex Incorporated «	8,140	256,078
CJ E&M Corporation †	6,785	176,384
Cogeco Cable Incorporated	1,258	47,605
Comcast Corporation Class A	355,900	13,232,362
Corus Entertainment Incorporated Class B «	12,391	285,155
CyberAgent Incorporated	91	178,501
Cyfrowy Polsat SA †	25,219	121,236
Daiichikosho Company Limited	6,800	158,462
Daily Mail & General Trust plc	23,399	197,566
Dentsu Incorporated	36,800	899,967
DIRECTV Group Incorporated †	142,557	7,085,083
Discovery Communications Incorporated Class A «†	203,302	12,281,474
Discovery Communications Incorporated Class C †	3,073	172,948
DISH Network Corporation	167,800	6,215,312
Eniro AB †«	5,208	7,045
eSun Holdings Limited †	3,000	453
Eutelsat Communications SA	12,030	372,131
Fairfax Media Limited «	282,762	143,119
Focus Media Holding Limited «	13,664	331,899
Fuji Television Network Incorporated	61	88,723
Gannett Company Incorporated «	170,218	3,046,902
Gestevision Telecinco SA	9,624	56,725
GFK SE	2,287	110,691
Grupo Televisa SA	637,802	3,018,519
Hakuhodo DY Holdings Incorporated	5,620	359,282
Havas SA «	33,703	178,486
Hot Telecommunication System Limited	1,205	13,061
Informa plc	60,450	407,157
Interpublic Group of Companies Incorporated	321,583	3,479,528
Ipsos	1,688	58,198
ITV plc	282,936	448,320
JC Decaux SA	5,375	121,599
John Wiley & Sons Incorporated	91,949	3,926,222
Jupiter Telecommunications Company Limited	363	474,694
Kabel Deutschland Holding AG	8,320	601,624
Kadokawa Group Holdings Incorporated «	3,300	97,797
Lagardere SCA	10,820	325,696
Lamar Advertising Company Class A «†	108,138	4,246,579
Liberty Global Incorporated Class A †	205,848	11,535,722
Liberty Media Corporation †	91,551	10,069,694
Live Nation Incorporated «†	347,355	3,049,777
M3 Incorporated	102	187,952
M6 Metropole Television	2,718	39,838
Madison Square Garden Incorporated Class A †	118,700	5,199,060
McGraw-Hill Companies Incorporated	35,900	1,906,649
Mediaset SpA	43,712	72,199
Meredith Corporation «	86,300	2,690,834
Modern Times Group B Shares	4,115	137,860
Morningstar Incorporated	19,104	1,219,408
Naspers Limited	88,309	5,453,258

WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO	PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)

Security name	Shares	Value
Media (continued)
New York Times Company Class A †	291,068	$2,360,561
News Corporation Class A	270,804	6,672,611
Nippon Television Network Corporation	7,400	96,859
Omnicom Group Incorporated	34,300	1,706,082
PagesJaunes SA †	5,117	11,380
Pearson plc	84,264	1,590,343
Premiere AG †	48,593	241,289
PT Bhakti Investama Tbk	5,200,153	298,127
PT Media Nusantara Citra Tbk	800,000	223,068
PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	7,553	25,884
Publicis Groupe	15,969	903,326
Quebecor Incorporated	3,441	131,114
REA Group Limited	14,191	266,131
Reed Elsevier NV-Netherlands	63,541	917,698
Reed Elsevier plc-United Kingdom	118,539	1,220,219
Regal Entertainment Group Class A «	188,293	2,933,605
Rightmove plc	11,307	271,370
RTL Group	1,962	194,183
Sanoma Oyj «	4,610	44,097
Schibsted ASA	8,244	341,290
Scholastic Corporation «	62,700	1,759,362
Scripps Networks Interactive Incorporated	69,064	4,077,539
Seat Pagine Gialle SpA †	259	2
SES SA	41,530	1,174,758
Shaw Communications Incorporated Class B «	37,500	826,748
Shochiku Company Limited	24,000	240,189
Singapore Press Holdings Limited	289,000	989,694
SKY Network Television Limited	30,911	133,734
Sky Perfect JSAT Holdings Incorporated	468	198,986
Societe Television Francaise 1	10,997	107,595
Star Publications Limited	33,600	33,050
Sun TV Network Limited	10,107	75,958
Television Broadcasts Limited	55,000	403,441
Ten Network Holdings Limited	143,133	54,521
Thomson Corporation «	34,752	956,830
Time Warner Cable Incorporated	40,724	3,864,300
Time Warner Incorporated	126,179	5,968,267
Toei Company Limited	16,000	85,012
Toho Company Limited Tokyo	23,900	401,837
Tokyo Broadcasting System Incorporated	5,700	55,662
Torstar Corporation	11,855	82,347
TV Asahi Corporation	900	12,326
TVN SA «	16,466	41,747
United Business Media Limited	19,504	229,988
Valassis Communications Incorporated «†	92,100	2,392,758
Viacom Incorporated Class B	64,863	3,347,579
Vivendi SA	129,379	2,779,721
Vodacom Group Proprietary Limited «	65,579	877,790
Walt Disney Company	238,708	11,854,239
Washington Post Company Class B	3,400	1,248,004
West Australian Newspapers Holding Limited	144,989	245,879
Wolters Kluwer NV	33,251	639,155
WPP plc	130,482	1,789,484
Yell Group plc †	98,003	424
Yellow Media Incorporated †	45,019	2,719
Zee Entertainment Enterprises Limited	102,539	367,968
Zenrin Company Limited	5,000	67,326

		193,395,503

Multiline Retail : 0.64%
Aeon Company Bhd	41,400	160,983
Big Lots Incorporated «†	116,937	3,292,946
Canadian Tire Corporation Limited	7,500	497,559
David Jones Limited «	81,354	211,403

PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO

Security name	Shares	Value
Multiline Retail (continued)
Debenhams plc	147,783	$279,153
Dollar General Corporation †	59,500	2,975,000
Dollar Tree Incorporated †	188,284	7,858,974
Dollarama Incorporated	6,458	412,503
Don Quijote Company Limited	9,000	349,912
El Puerto De Liverpool SAB de CV	42,300	408,170
Far Eastern Department Stores Company Limited	176,647	183,615
Foschini Limited	43,808	630,728
Fuji Company Limited	3,300	70,255
Golden Eagle Retail Group Limited «	128,000	302,568
H2O Retailing Corporation	28,000	266,634
Harvey Norman Holdings Limited «	97,512	183,683
Hyundai Department Store Company Limited	3,673	510,492
Intime Department Store Group Company Limited	238,500	272,652
Isetan Mitsukoshi Holdings Limited	70,000	623,279
Izumi Company Limited	13,100	292,082
J.Front Retailing Company Limited	86,800	419,074
JCPenney Company Incorporated «	113,800	2,041,572
Kintetsu Corporation †«	27,000	66,816
Kohl’s Corporation	28,900	1,290,385
KOHNAN SHOJI Company Limited	4,900	56,944
Lifestyle International Holdings Limited	119,500	253,796
Lotte Shopping Company Limited	2,202	729,018
Macy’s Incorporated	56,912	2,202,494
Marks & Spencer Group plc	149,257	934,050
Marui Company Limited	48,100	325,004
Matsuya Company Limited †	4,900	44,164
Metro Holdings Limited	163,200	106,295
Myer Holdings Limited «	86,996	197,012
New World Department Store China Limited	150,000	90,772
Next plc	17,446	1,023,291
NU Skin Enterprises Incorporated Class A «	105,800	4,803,320
Pantaloon Retail India Limited †	16,821	65,156
Parco Company Limited	6,400	64,361
Parkson Holdings Bhd	118,700	176,893
Parkson Retail Group Limited	171,000	123,337
PCD Stores Limited	556,000	62,414
Pinault-Printempts-Redoute SA	6,883	1,283,673
Robinson Department Store PCL	188,400	371,398
Ryohin Keikaku Company Limited	4,800	306,278
SACI Falabella	251,578	2,516,042
Saks Incorporated «†	234,292	2,460,066
Sears Canada Incorporated †	655	7,352
Sears Holdings Corporation «	27,301	1,146,915
Shinsegae Company Limited	1,463	272,239
Stockmann Oyj ABP	1,375	25,036
Takashimaya Company Limited	49,000	310,281
Target Corporation	87,100	5,498,623
The Daiei Incorporated †	2,400	4,687
Warehouse Group Limited	10,254	25,675
Woolworths Holdings Limited	127,789	1,018,960

		50,105,984

Specialty Retail : 2.02%
ABC-Mart Incorporated	4,200	178,832
Advance Auto Parts Incorporated	58,596	4,286,297
Aeropostale Incorporated †	194,500	2,686,045
Alpen Company Limited	700	12,457
American Eagle Outfitters Incorporated	130,202	2,760,282
AOKI Holdings Incorporated	3,300	76,220
Aoyama Trading Company Limited	9,000	163,656
AT Group Company Limited	5,000	63,626
Autobacs Seven Company Limited	5,500	214,502
AutoZone Incorporated †	8,100	3,108,537

WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO	PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)

Security name	Shares	Value
Specialty Retail (continued)
Bed Bath & Beyond Incorporated †	51,200	$3,006,464
Belle International Holdings Limited	963,000	2,022,869
Best Buy Company Incorporated «	189,700	2,486,967
Best Denki Company Limited †	8,000	11,743
BIC Camera Incorporated «	221	108,845
Carpetright plc †	2,534	28,419
Carphone Warehouse Group plc	20,849	66,305
Chico’s FAS Incorporated	397,395	7,411,417
Children’s Place Retail Stores Incorporated †	47,298	2,299,156
Chiyoda Company Limited	8,400	223,667
Chow Sang Sang Holdings International Limited	56,000	136,420
Chow Tai Fook Jewellery Company Limited «	230,800	337,108
Cocokara Fine Incorporated	7,400	231,421
DCM Japan Holdings Company Limited	27,000	173,919
Dick’s Sporting Goods Incorporated	77,607	4,075,144
Dickson Concepts International Limited	36,000	18,905
Douglas Holding AG	1,280	63,026
DSG International plc †	172,361	75,913
DSW Incorporated Class A	63,000	4,285,890
Dufry Group REG †	2,183	292,810
Edion Corporation	14,400	56,248
Esprit Holdings Limited	292,855	454,953
Express Incorporated †	214,100	3,196,513
Fast Retailing Company Limited	13,500	3,065,688
Fielmann AG	776	75,541
Foot Locker Incorporated	111,135	3,983,078
Fourlis Holdings SA †	1,820	4,284
Game Group plc †(a)	12,093	0
Gamestop Corporation Class A «	93,700	2,459,625
Gap Incorporated	37,700	1,299,142
Genesco Incorporated †	47,700	2,639,241
GEO Company Limited	102	108,762
Giordano International Limited	338,000	309,644
GOME Electrical Appliances Holding Limited †	2,195,000	220,910
Grupo Elektra SA de CV	16,244	685,759
Guess? Incorporated	41,900	1,083,953
Gulliver International Company Limited	560	21,195
Halfords Group	10,381	56,748
Hengdeli Holdings Limited	360,000	128,203
Hennes & Mauritz AB-B Shares	92,590	3,004,529
Hikari Tsushin Incorporated	5,300	241,099
HMV Group plc †	6,422	262
Home Depot Incorporated	200,530	13,048,487
Hotai Motor Company Limited	100,000	740,001
Industria de Diseno Textil SA	21,730	2,978,706
IT City Public Company Limited	172,900	31,831
JB Hi-Fi Limited «	13,916	144,211
Joshin Denki Company Limited	5,000	51,556
Jumbo SA	3,484	23,063
K’s Holdings Corporation	9,400	212,436
Keiyo Company Limited	2,000	10,918
Kesa Electricals plc	21,336	16,323
Kingfisher plc	235,574	1,049,242
Komeri Company Limited	5,000	120,883
Lowe’s Companies Incorporated	150,800	5,442,372
Luk Fook Holdings International Limited	40,000	119,997
MEGANE TOP Company limited	5,700	69,491
Men’s Wearhouse Incorporated	112,442	3,647,618
Mr Price Group Limited	37,374	559,113
Nafco Company Limited	1,400	19,853
Nishimatsuya Chain Company Limited	8,400	67,762
Nitori Company Limited	7,600	565,148
O’Reilly Automotive Incorporated †	97,806	9,201,588
OSIM International Limited	17,515	24,968
Paris Miki Incorporated	3,500	19,021

PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO

Security name	Shares	Value
Specialty Retail (continued)
PetSmart Incorporated	86,400	$6,105,024
Point Incorporated	2,680	96,751
Pou Sheng International Holdings Limited †	282,000	16,920
Praktiker Bau Und Heimwerkermaerkte AG †	3,061	4,721
Premier Investments Limited	6,871	45,318
Reitman’s Canada Limited Class A	2,386	28,343
Rent-A-Center Incorporated	141,282	4,910,962
Right On Company Limited	1,000	7,412
RONA Incorporated	10,259	109,887
Ross Stores Incorporated	50,798	2,891,422
Sa Sa International Holdings Limited	112,000	91,621
Sanrio Company Limited «	11,000	393,510
Shimachu Company Limited	6,800	143,119
Shimanura Company Limited	4,400	444,617
Signet Jewelers Limited-United Kingdom Exchange	1,261	67,781
Staples Incorporated «	502,000	5,873,400
Super Cheap Auto Group Limited	24,760	230,230
The Cato Corporation Class A	64,437	1,872,539
Tiffany & Company	95,100	5,608,998
TJX Companies Incorporated	164,600	7,298,364
Tractor Supply Company	56,675	5,079,214
Truworths International Limited	98,967	1,059,756
Ulta Salon Cosmetics & Fragrance Incorporated	46,800	4,693,104
United Arrows Limited	4,100	105,291
Urban Outfitters Incorporated †	89,413	3,370,870
USS Company Limited	5,220	555,973
Valora Holding AG	366	70,183
Vitamin Shoppe Incorporated †	58,300	3,454,858
WH Smith plc	7,923	82,510
Xebio Company Limited	4,100	73,759
Yamada Denki Company Limited «	17,620	623,064

		157,576,348

Textiles, Apparel & Luxury Goods : 1.17%
Adidas-Salomon AG	19,806	1,741,804
ANTA Sports Products Limited	127,000	92,749
ASICS Corporation	43,800	645,032
Atsugi Company Limited	8,000	9,511
Billabong International Limited	56,684	54,423
Bosideng International Holdings Limited	500,000	152,254
Burberry Group plc	41,524	856,212
Carter’s Incorporated «†	99,600	5,282,784
China Dongxiang Group Company	272,000	29,831
China Hongxing Sports Limited †(a)	37,000	0
Christian Dior SA «	4,809	777,103
Coach Incorporated	64,786	3,747,222
Compagnie Financiere Richemont SA	51,972	4,007,121
Daidoh Limited	1,200	7,002
Daiwabo Company Limited	29,000	59,453
Deckers Outdoor Corporation «†	72,698	2,783,606
Descente Limited	3,000	18,160
Far Eastern Textile Company Limited	734,790	873,787
Fibrechem Technologies Limited †(a)	20,000	0
Formosa Taffeta Company Limited	209,000	197,821
Fossil Incorporated †	43,749	3,781,664
Geox SpA	950	2,575
Gildan Activewear Incorporated	10,931	382,725
Gunze Limited	19,000	47,019
Hermes International	1,479	457,027
Hugo Boss AG	1,564	164,027
Iconix Brand Group Incorporated «†	163,300	3,292,128
Indorama Ventures PCL	398,233	330,888
Jaybharat Textiles & Real Estate Limited †	15,488	14,749
Jones Group Incorporated	182,600	2,147,376

WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO	PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)

Security name	Shares	Value
Textiles, Apparel & Luxury Goods (continued)
Kurabo Industries Limited	19,000	$30,193
Li Ning Company Limited †«	79,500	42,057
LPP SA	207	285,660
Luxottica Group SpA	12,870	528,087
LVMH Moet Hennessy Louis Vuitton SA «	25,015	4,388,739
Michael Kors Holdings Limited †	91,140	4,844,091
Ng2 SA	3,479	77,938
Nike Incorporated Class B	83,500	8,139,580
Nisshinbo Industries Incorporated	22,000	155,322
Onward Kashiyama Company Limited	27,000	196,518
Pandora AS «	4,743	101,949
Peak Sport Products Limited	198,000	35,000
Ports Design Limited	33,000	23,717
Pou Chen Corporation	683,600	705,858
Prada SpA	47,800	394,725
Prime Success International Group Limited	130,000	171,092
Puma AG Rudolf Dassler Sport	229	66,609
PVH Corporation	57,672	6,608,634
Ralph Lauren Corporation	49,927	7,843,032
Ruentex Industries Limited	93,549	212,187
Sanyo Shokai Limited	23,000	67,241
Seiko Holdings Corporation Class C †	12,000	27,513
Seiren Company Limited	20,900	124,738
Shenzhou International Group Holdings Limited	77,000	148,234
Stella International	82,000	211,184
Steven Madden Limited †	80,500	3,583,055
Swatch Group AG	3,279	1,583,771
Swatch Group AG - Bearer Shares	4,901	406,433
Tainan Spinning Company Limited	342,495	153,247
Texwinca Holdings Limited	100,000	85,030
The Japan Wool Textile Company Limited	13,000	87,524
Titan Industries Limited	90,683	519,641
Tod’s SpA	810	98,761
Toyobo Company Limited	116,000	157,603
Trinity Limited	202,000	139,442
TSI Holdings Company Limited	20,900	122,203
Under Armour Incorporated Class A †	61,796	3,202,887
Unitika Limited †	168,000	81,519
VF Corporation «	19,129	3,070,396
Wacoal Corporation	26,000	282,283
Warnaco Group Incorporated †	80,218	5,766,872
Wolverine World Wide Incorporated «	95,940	4,152,283
Xtep International Holdings Limited	154,500	61,400
Yue Yuen Industrial Holdings Limited	130,500	457,159

		91,397,460

Consumer Staples : 7.52%

Beverages : 1.73%
Anadolu Efes Biracilik Ve Malt Sanayii AS	41,874	609,298
Anheuser-Busch InBev NV	74,942	6,568,225
Anheuser-Busch InBev NV VVPR Strip †	6,960	9
Arca Continental SAB de CV	165,900	1,192,930
Asahi Breweries Limited	92,000	2,068,005
Beam Incorporated	129,465	7,264,281
Britvic plc	18,843	119,550
Brown-Forman Corporation Class A	19,584	1,322,508
Brown-Forman Corporation Class B	124,621	8,745,902
C&C Group plc	39,321	209,414
Carlsberg AS	9,143	890,185
Carlsberg Brewery Malaysia Bhd	27,300	112,801
Cia Cervecerias Unidas SA	31,026	449,633
Cia de Bebidas das Americas	49,595	1,803,412
Coca Cola Femsa SA	68,500	967,377

PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO

Security name	Shares	Value
Beverages (continued)
Coca-Cola Amatil Limited	100,471	$1,440,659
Coca-Cola Central Japan Company Limited	4,200	52,376
Coca-Cola Company	514,966	19,527,511
Coca-Cola Enterprises Incorporated	203,600	6,348,248
Coca-Cola Hellenic Bottling Company SA	15,391	357,900
Coca-Cola Icecek Uretim AS	15,881	311,070
Coca-Cola West Japan Company Limited	14,900	231,358
Constellation Brands Incorporated Class A †	108,283	3,885,194
Cott Corporation	4,300	36,881
David Campari-Milano SpA	14,156	105,769
Diageo plc	234,399	6,973,825
Dr Pepper Snapple Group Incorporated «	154,840	6,944,574
Fomento Economico Mexicano Sab de CV	421,400	4,118,713
Fraser & Neave Holdings	12,000	73,111
Grupo Modelo SA de CV	133,100	1,189,965
Guinness Anchor Bhd	25,100	132,777
Heineken Holding NV	9,870	534,381
Heineken NV	19,537	1,288,483
Hite Jinro Company Limited	11,446	319,222
ITO EN Limited	11,400	210,340
Kirin Brewery Company Limited	184,000	2,256,614
Lotte Chilsung Beverage Company Limited	132	173,099
Mikuni Coca-Cola Bottling Company Limited	1,300	10,834
Molson Coors Brewing Company	114,472	4,746,009
Monster Beverage Corporation †	126,286	6,573,186
PepsiCo Incorporated	353,363	24,809,616
Pernod-Ricard SA	18,977	2,148,689
Remy Cointreau SA	3,134	351,100
SABMiller plc	87,461	3,962,054
San Miguel Corporation	192,260	512,505
Sapporo Holdings Limited	53,000	160,090
Takara Holdings Incorporated	30,000	224,904
Thai Beverage Public Company Limited	2,044,000	669,835
Treasury Wine Estates Limited	132,371	694,856
Tsingtao Brewery Company Limited	60,000	337,540
United Spirits Limited	26,688	979,402
Yomeishu Seizo Company Limited	1,000	8,516

		135,024,736

Food & Staples Retailing : 1.59%
Aeon Company Limited	143,400	1,603,867
Ain Pharmaciez Incorporated	4,400	250,331
Alimentation Couche Tard Incorporated	11,643	575,147
Alliance Global Group Incorporated	970,700	386,951
ARCS Company Limited	9,300	192,013
Axfood AB	450	16,665
Big C Supercenter PCL	65,400	415,543
Big C Supercenter PCL ADR	109,000	692,571
Bim Birlesik Magazalar AS	20,908	950,709
Booker Group plc	194,495	308,962
C.P. Seven Eleven PCL	830,800	1,069,293
Carrefour SA	56,255	1,388,990
Casey’s General Stores Incorporated	75,210	3,715,374
Cawachi Limited	2,100	40,683
Cencosud SA	365,746	1,908,009
China Resources Enterprise Limited	230,000	820,559
Colruyt SA	6,243	287,262
Cosmos Pharmaceutical Corporation	4,000	411,961
Costco Wholesale Corporation	98,127	10,204,227
CVS Caremark Corporation	169,200	7,869,492
Dairy Farm International Holdings Limited	52,200	562,716
Delhaize Group SA	10,066	372,187
Distribuidora Internacional SA	61,010	378,642
E-MART Company Limited	4,485	902,923

WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO	PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)

Security name	Shares	Value
Food & Staples Retailing (continued)
Empire Company Limited	2,672	$155,045
Eurocash SA	9,166	127,683
FamilyMart Company Limited	11,800	523,188
Fu Ji Food & Catering Services Holdings Limited †(a)	16,692	0
George Weston Limited	5,500	348,266
GrainCorp Limited	43,413	539,139
Harris Teeter Supermarkets Incorporated «	96,773	3,676,406
Heiwado Company Limited	8,100	112,507
Inageya Company Limited	5,500	65,318
Izumiya Company Limited	5,000	24,686
J Sainsbury plc	119,290	652,486
Jeronimo Martins SA	17,162	320,181
Kasumi Company Limited	10,000	63,201
Kato Sangyo Company Limited	3,500	62,243
Kesko Oyj	7,559	238,595
Kesko Oyj A Shares	1,500	47,405
Koninklijke Ahold NV	100,511	1,275,301
Koninklijke DSM NV	17,718	1,020,466
Kroger Company	72,800	1,910,272
Lawson Incorporated	12,300	832,583
Life Corporation	4,000	60,654
Loblaw Companies Limited «	10,500	353,788
Lotte Confectionery Company Limited	228	308,674
Magnit OJSC GDR	55,231	1,606,167
Massmart Holdings Limited	23,414	485,193
Matsumotokiyoshi Holdings Company Limited	5,600	133,963
Metcash Limited	142,566	510,322
Metro AG	12,722	356,227
Metro Incorporated «	9,679	595,931
Ministop Company Limited	500	8,528
OKUWA Company Limited	6,000	78,971
Olam International Limited «	271,718	350,611
Pick’n Pay Stores Limited	59,313	269,465
President Chain Store Corporation	114,032	584,800
Rallye SA	354	10,587
Rite Aid Corporation †	1,700,280	1,717,283
Ryoshoku Limited	3,100	77,166
Safeway Incorporated «	176,216	3,015,056
Seven & I Holdings Company Limited	151,780	4,422,582
Shoppers Drug Mart Corporation «	20,100	846,007
Shoprite Holdings Limited	81,698	1,764,377
Siam Makro plc	12,000	189,247
Sligro Food Group NV	1,429	35,860
SPAR Group Limited	29,921	419,851
Sugi Pharmacy Company Limited	8,400	281,342
Sun Art Retail Group Limited	470,000	725,297
Sundrug Company Limited	5,400	193,636
Super-Sol Limited	1,882	5,415
Sysco Corporation «	78,048	2,470,219
Tesco plc	751,937	3,916,533
The Fresh Market Incorporated †	31,000	1,606,730
The Jean Coutu Group PJC Incorporated	5,911	86,343
The Maruetsu Incorporated	2,000	6,502
Tsuruha Holdings Incorporated	3,300	248,596
United Natural Foods Incorporated †	95,979	4,968,833
UNY Company Limited	43,900	307,276
Valor Company Limited	6,300	97,517
Wal-Mart de Mexico SAB de CV	1,233,110	3,869,960
Wal-Mart Stores Incorporated	223,543	16,099,567
Walgreen Company	114,000	3,865,740
Welcia Holdings Company	1,800	58,082
Wesfarmers Limited	220,272	8,172,083
Whole Foods Market Incorporated	37,421	3,493,625
William Morrison Supermarkets plc	218,799	942,276
Woolworths Limited	234,316	7,159,899

PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO

Security name	Shares	Value
Food & Staples Retailing (continued)
Yaoko Company Limited	1,000	$38,212

		124,135,041

Food Products : 2.08%
Ajinomoto Company Incorporated	123,000	1,759,168
Alicorp SA	148,947	463,185
Archer Daniels Midland Company	87,600	2,338,920
Ariake Japan Company Limited	5,600	111,069
Aryzta AG	9,603	485,487
Asia Food & Properties Limited	85,000	20,543
Asiatic Development Bhd	46,000	129,688
Associated British Foods plc	31,650	749,465
Australian Agricultural Company Limited †	33,938	44,980
Barry Callebaut AG	233	236,344
BRF Brasil Foods SA	144,500	2,623,830
Bunge Limited «	107,445	7,860,676
CALBEE Incorporated «	3,400	277,576
Campbell Soup Company «	132,500	4,869,375
Chaoda Modern Agriculture Limited (a)†	277,776	0
Charoen Pokphand Food Foreign	445,500	475,403
China Agri-Industries Holdings Limited	309,000	175,029
China Fishery Group Limited	18,461	8,545
China Green Holdings Limited †	48,000	9,166
China Huiyuan Juice Group †	21,500	7,629
China Mengniu Dairy Company	303,000	848,378
China Yurun Food Group Limited †«	263,000	161,868
CJ Cheiljedang Corporation	1,850	574,895
ConAgra Foods Incorporated	298,714	8,919,600
CSM NV	8,620	170,347
D.E Master Blenders 1753 NV †	55,441	638,119
Dairy Crest Group plc	6,886	41,184
Danone SA	57,417	3,642,211
Dydo Drinco Incorporated	1,200	50,003
East Asiatic Company Limited AS	250	4,598
Ebro Puleva SA	5,982	109,619
Ezaki Glico Company Limited	29,000	314,854
Felda Global Ventures Holdings Bhd	469,000	702,015
Flowers Foods Incorporated «	275,600	6,487,624
Fresh del Monte Produce Incorporated	91,650	2,378,318
Fuji Oil Company Limited	10,200	146,253
Fujicco Company Limited	4,000	48,960
Fujiya Company limited †	22,000	52,308
Futuris Corporation Limited †	36,531	4,765
General Mills Incorporated	86,200	3,533,338
GlaxoSmithKline Consumer Healthcare Limited	5,201	352,907
Golden Agri-Resources Limited	1,126,045	608,872
Goodman Fielder Limited †	268,842	187,977
Green Mountain Coffee Roasters Incorporated «†	103,192	3,784,051
Greggs plc	7,664	59,037
Grupo Bimbo Sab de CV	578,300	1,361,527
H.J. Heinz Company «	42,600	2,490,396
Hain Celestial Group Incorporated «†	88,233	5,317,803
Hokuto Corporation	2,600	51,946
Hormel Foods Corporation «	101,000	3,132,010
House Foods Corporation	12,600	196,715
Indofood Agri Resources Limited	39,000	40,578
Indofood CBP Sukses Makmur Tbk	384,000	296,201
Ingredion Incorporated	56,042	3,639,928
IOI Corporation Bhd	619,546	1,010,921
Itoham Foods Incorporated	29,000	125,942
J-Oil Mills Incorporated	5,000	13,162
JBS SA †	181,023	458,318
Kagome Company Limited	16,000	319,088
KAMEDA SEIKA Company Limited	2,900	67,228

WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO	PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)

Security name	Shares	Value
Food Products (continued)
Kellogg Company «	31,800	$1,763,628
Kernel Holding SA †	12,115	261,410
Kerry Group plc Class A Dublin Exchange	7,676	402,166
Kerry Group plc Class A London Exchange	7,400	386,888
Khon Kaen Sugar Industry PCL	23,320	9,954
Kikkoman Corporation	38,000	537,490
Kraft Foods Group Incorporated †	78,683	3,558,045
Kuala Lumpur Kepong Bhd	87,100	591,412
Kulim (Malaysia) Bhd	101,600	145,728
Lancaster Colony Corporation «	38,069	2,883,346
Lindt & Spruengli AG	13	491,200
Lindt & Spruengli AG - Participation Certificate	96	308,708
Maple Leaf Foods Incorporated	14,491	160,468
Marine Harvest ASA †	252,949	221,045
Marudai Food Company Limited	35,000	121,004
Maruha Nichiro Holdings Incorporated	66,000	109,686
Mead Johnson Nutrition Company	44,320	3,022,181
Megmilk Snow Brand Company Limited	6,900	112,663
Meiji Holdings Company Limited	14,200	631,322
Meito Sangyo Company Limited	600	6,631
Mitsui Sugar Company Limited	4,000	12,228
Mondelez International Incorporated Class A	236,049	6,111,309
Morinaga & Company Limited	36,000	78,171
Morinaga Milk Industry Company Limited	33,000	106,884
Nakamuraya Company Limited	2,000	9,632
Nestle India Limited	7,135	625,341
Nestle Malaysia Bhd	10,000	196,069
Nestle SA	306,956	20,089,437
Nestle SA ADR	15	983
Nichirei Corporation	52,000	281,968
Nippon Beet Sugar Manufacturing Company Limited	6,000	11,427
Nippon Flour Mills Company Limited	38,000	160,417
Nippon Meat Packers Incorporated	39,000	581,440
Nippon Suisan Kaisha Limited	41,400	73,323
Nisshin Seifun Group Incorporated	39,000	498,647
Nissin Food Products Company Limited	17,300	682,053
Nong Shim Company Limited	901	211,760
Nutreco Holding NV	2,609	212,716
Orion Corporation	800	829,662
Osem Investment Limited	3,453	54,168
Peoples Food Holdings Limited	21,000	18,581
PP London Sumatra Indonesia Tbk	664,500	129,527
PPB Group Bhd	119,200	470,565
Premier Foods plc †	9,696	14,874
PT Astra Agro Lestari Tbk	45,000	84,432
PT Charoen Pokphand Indonesia Tbk	1,503,500	536,768
PT Indofood Sukses Makmur Tbk	859,924	524,371
QP Corporation	24,000	349,366
Ralcorp Holdings Incorporated	44,000	3,922,160
Ridley Corporation Limited	11,389	13,015
Riken Vitamin Company Limited	2,000	48,038
Sakata Seed Corporation	5,700	73,916
Saputo Incorporated «	12,604	584,173
Showa Sangyo Company Limited	12,000	40,032
Shree Renuka Sugars Limited †	50,603	29,025
Smithfield Foods Incorporated †	102,976	2,303,573
Standard Foods Corporation	57,040	156,667
Strauss Group Limited	1,291	15,403
Suedzucker AG	5,793	228,208
Synear Food Holdings Limited †	16,000	2,438
Tata Tea Limited	101,852	310,733
Tate & Lyle plc	44,144	546,707
Thai Union Frozen Products PCL	37,044	83,587
The Nisshin Oillio Group Limited	12,000	43,088
Tiger Brands Limited	40,959	1,379,828

PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO

Security name	Shares	Value
Food Products (continued)
Tingyi (Cayman Islands) Holding Corporation	408,000	$1,192,382
Toyo Suisan Kaisha Limited	17,000	466,064
TreeHouse Foods Incorporated †	71,023	3,724,446
Tyson Foods Incorporated Class A	212,309	4,069,964
Uni-President China Holdings Limited	200,000	262,187
Uni-President Enterprises Corporation	986,853	1,762,844
Unilever NV CVA (Netherlands)	160,196	6,078,408
Unilever plc ADR	120,275	4,630,549
United Plantations Bhd	11,000	91,192
Universal Robina Corporation	238,100	448,366
Viscofan SA	6,884	336,632
Vitasoy International Holdings Limited	188,000	191,391
Viterra Incorporated	43,628	682,957
Want Want China Holdings Limited	1,453,000	2,122,263
Wei Chuan Food Corporation	140,000	167,447
Wilmar International Limited	474,930	1,241,215
Yakult Honsha Company Limited «	22,400	982,301
Yamazaki Baking Company Limited	34,000	398,011

		162,300,246

Household Products : 0.89%
ALS Limited «	60,375	598,570
Clorox Company	106,600	8,138,910
Henkel AG & Company KGaA	11,153	755,713
Hindustan Unilever Limited	219,027	2,166,714
Kimberly-Clark Corporation	52,516	4,501,672
Kimberly-Clark de Mexico SAB de CV	170,300	416,090
LG Household & Health Care Limited Class H	2,208	1,317,235
Lion Corporation	52,000	265,567
Pigeon Corporation	2,400	108,012
Procter & Gamble Company	625,382	43,670,425
PT Unilever Indonesia Tbk	256,000	703,143
PZ Cussons plc	18,713	107,542
Reckitt Benckiser Group plc	60,131	3,781,303
Uni-Charm Corporation	27,000	1,378,905
WD-40 Company	29,300	1,384,132

		69,293,933

Personal Products : 0.46%
Aderans Company Limited †	2,700	37,699
Amorepacific Corporation	612	692,905
Amorepacific Group	757	338,705
Atrium Innovations Incorporated †	734	8,498
Avon Products Incorporated	317,800	4,433,310
BaWang International Group Holding Limited †	82,000	6,771
Beiersdorf AG	10,132	794,584
Colgate-Palmolive Company	99,658	10,812,893
Colgate-Palmolive Company India Limited	12,054	319,338
Dabur India Limited	131,061	308,528
Dr. Ci Labo Company Limited «	44	149,771
Emami Limited	6,659	73,758
Estee Lauder Companies Incorporated Class A	52,220	3,041,815
FANCL Corporation	7,300	76,423
Godrej Consumer Products Limited	22,447	303,867
Hengan International Group Company Limited	156,000	1,408,996
Herbalife Limited «	89,416	4,110,454
Kao Corporation	100,100	2,747,938
Kobayashi Pharmaceutical Company Limited	5,600	279,202
Kose Corporation	4,900	104,081
L’Oreal SA	22,566	3,062,488
Mandom Corporation	3,200	85,362
Marico Limited	70,088	286,112

WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO	PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)

Security name	Shares	Value
Personal Products (continued)
Milbon Company Limited	1,700	$55,536
Natura Cosmeticos SA	42,500	1,124,953
Oriflame Cosmetics SA «	2,947	82,829
Pola Orbis Holdings Incorporated	6,900	204,903
Shiseido Company Limited	72,200	1,046,631

		35,998,350

Tobacco : 0.77%
Altria Group Incorporated	270,380	9,141,548
British American Tobacco Malaysia Bhd	24,900	435,786
British American Tobacco plc	181,683	9,530,075
Eastern Company	2,662	41,078
Imperial Tobacco Group plc	95,074	3,803,502
ITC Limited	391,525	2,148,547
Japan Tobacco Incorporated	168,600	5,051,762
KT&G Corporation	26,956	2,133,379
Philip Morris International Incorporated	224,250	20,155,590
PT Gudang Garam Tbk	106,500	586,702
Reynolds American Incorporated	40,862	1,786,487
Souza Cruz SA	82,400	1,198,132
Swedish Match AB	21,840	768,775
Universal Corporation «	55,900	2,789,410

		59,570,773

Energy : 7.09%

Energy Equipment & Services : 1.24%
Aban Offshore Limited	2,949	20,675
Acergy SA	23,407	535,128
AKER ASA Class A	3,638	133,267
AMEC plc	31,672	529,760
Atwood Oceanics Incorporated «†	111,600	5,133,600
Boart Longyear Group	89,116	133,457
Bourbon SA	4,026	116,658
Bumi Armada Bhd	170,300	207,290
BW Offshore Limited	23,262	16,632
Calfrac Well Services Limited	1,959	45,753
Cameron International Corporation †	53,638	2,893,770
Carbo Ceramics Incorporated «	38,500	2,947,945
China Oilfield Services Limited Class H	328,000	655,137
Compagnie Generale de Geophysique Veritas †	16,437	501,294
Compagnie Generale de Geophysique Veritas ADR «	689	21,063
Core Laboratories NV «	37,584	3,877,917
Dresser-Rand Group Incorporated †	60,441	3,191,889
Dril-Quip Incorporated «†	71,410	5,025,122
Enerflex Limited	4,043	45,096
Ensco plc Class A ADR	29,400	1,711,962
Ensign Energy Services Incorporated	8,678	125,887
Exterran Holdings Incorporated «†	127,300	2,656,751
Ezra Holdings Limited	71,000	61,949
FMC Technologies Incorporated †	196,104	8,012,809
Fred Olsen Energy ASA	4,001	176,725
Fugro NV	5,730	343,805
GCL-Poly Energy Holdings Limited «	1,559,000	259,491
Halliburton Company	1	33
Helix Energy Solutions Group Incorporated †	234,295	4,102,505
Hong Kong Energy Holdings Limited †	15,871	418
Indiabulls Infrastructure and Power Limited †	128,891	15,165
John Wood Group plc	30,475	379,374
Key Energy Services Incorporated †	361,473	2,418,254
KNM Group Bhd †	133,913	20,265
Lufkin Industries Incorporated «	66,000	3,614,160

PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO

Security name	Shares	Value
Energy Equipment & Services (continued)
McDermott International Incorporated «†	173,500	$1,826,955
Modec Incorporated	500	9,862
Mullen Group Limited	6,400	137,233
Oceaneering International Incorporated	85,668	4,512,990
Pason Systems Incorporated	10,745	180,318
Petrofac Limited	25,283	659,457
Petroleum Geo-Services ASA	19,980	334,914
PNOC Energy Development Corporation	2,466,850	425,922
Precision Drilling Corporation †	20,412	152,882
Prosafe ASA	26,130	220,178
Saipem SpA	23,203	1,032,948
Sapurakencana Petroleum Bhd	660,022	614,479
Savanna Energy Services Corporation	11,539	77,480
SBM Offshore NV †	17,972	201,667
Schlumberger Limited	301,305	21,579,464
Schoeller-Bleckmann Oilfield Equipment AG	1,839	190,548
Seadrill Limited	33,756	1,299,121
ShawCor Limited Class A	4,528	209,181
Shinko Plantech Company Limited	4,000	31,734
Technip SA	9,568	1,111,469
Tecnicas Reunidas SA	2,168	100,941
Tenaris SA	40,342	800,119
TGS Nopec Geophysical Company ASA	10,707	339,293
Tidewater Incorporated	34,340	1,540,492
TMK GDR Register Shares	4,505	69,332
Toyo Kanetsu K. K.	6,000	12,883
Trican Well Service Limited	16,245	200,824
Trinidad Drilling Limited	7,400	50,210
Unit Corporation †	31,100	1,397,012
Weatherford International Limited †	606,939	6,318,235
WorleyParsons Limited	36,573	937,395

		96,506,544

Oil, Gas & Consumable Fuels : 5.85%
0915988 B.C. Limited †(a)	363	0
Advantage Oil & Gas Limited †	8,522	28,311
AET&D Holdings No. 1 Limited †(a)	20,314	0
Afren plc †	100,824	220,496
Alliance Oil Company Limited †	11,923	94,171
Alpha Natural Resources Incorporated «†	432,532	3,235,339
Altagas Limited	11,048	384,153
Anadarko Petroleum Corporation	113,500	8,307,065
AOC Holdings Incorporated	2,300	8,510
Aquila Resources Limited †	23,944	57,972
ARC Resources Limited «	27,440	687,278
Athabasca Oil Corporation †	44,000	492,555
Aurora Oil and Gas Limited †	85,102	322,389
Australian Worldwide Exploration Limited	77,909	105,698
Bankers Petroleum Limited †	23,555	62,364
Banpu PCL	14,200	182,763
Bayan Resources Group	170,500	176,836
Baytex Energy Corporation «	11,349	503,841
Beach Petroleum Limited	236,060	354,747
Berry Petroleum Company Class A «	97,100	3,020,781
Bharat Petroleum Corporation Limited	64,558	412,426
Bill Barrett Corporation «†	94,600	1,644,148
Birchcliff Energy Limited †	4,522	35,690
Blackpearl Resources Incorporated †	33,021	104,380
Bonavista Energy Corporation «	11,545	191,535
BP plc	1,804,655	12,478,977
Brightoil Petroleum Holdings Limited	514,000	98,155
Cabot Oil & Gas Corporation	172,762	8,137,090
Cairn Energy plc	48,348	208,137
Calpine Corporation †	313,200	5,405,832

WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO	PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)

Security name	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Caltex Australia Limited	22,940	$437,626
Cameco Corporation	37,200	678,577
Canadian Natural Resources Limited	103,154	2,968,916
Canadian Oil Sands Limited	45,830	930,118
Celtic Exploration Limited †	11,766	309,504
Cenovus Energy Incorporated	75,871	2,548,001
Chesapeake Energy Corporation «	81,232	1,383,381
Chevron Corporation	263,723	27,872,884
China Coal Energy Company	813,962	821,293
China Petroleum & Chemical Corporation	3,756,000	3,983,680
China Shenhua Energy Company Limited	713,000	2,920,925
CNOOC Limited	3,444,000	7,367,748
CNPC (Hong Kong) Limited	706,000	1,437,470
Coal India Limited	146,299	985,861
Cobalt International Energy Incorporated †	141,100	3,290,452
Concho Resources Incorporated †	85,228	6,840,399
Connacher Oil and Gas Limited †	22,597	6,483
ConocoPhillips Company	161,567	9,199,625
Continental Resources Incorporated «†	11,643	799,874
Corridor Resources Incorporated †	1,363	864
Cosan SA Industria Comercio Npv	23,400	430,263
Cosmo Oil Company Limited	101,000	196,033
Crescent Point Energy Corporation «	32,203	1,264,649
Crew Energy Incorporated †	7,839	53,346
Dart Energy Limited †	34,277	4,114
Denison Mines Corporation	51,265	56,769
Devon Energy Corporation	50,000	2,583,500
DNO ASA †	102,500	180,591
Dragon Oil plc	21,264	188,053
Ecopetrol SA Sponsored ADR «	41,000	2,383,740
Enbridge Incorporated «	74,500	3,016,449
Encana Corporation «	77,134	1,685,013
Energy Resources of Australia Limited †	13,099	16,814
Enerplus Corporation «	20,247	270,680
ENI SpA	235,102	5,558,755
ENI SpA ADR	9,439	447,692
EnQuest plc - Sweden Exchange †	15,154	27,787
EnQuest plc - United Kingdom Exchange †	32,662	59,656
EOG Resources Incorporated	61,348	7,215,752
ERG SpA	2,269	15,876
Essar Energy plc †	28,005	53,707
Essar Oil Limited †	207,514	268,191
Esso Thailand PCL	26,300	8,827
Establissements Maurel et Prom	5,783	93,976
EXCO Resources Incorporated «	347,500	2,696,600
Exxon Mobil Corporation	620,431	54,684,788
Fairborne Energy Limited †	1,661	2,224
Forest Oil Corporation «†	282,998	1,802,697
Formosa Petrochemical Corporation	417,590	1,269,126
Fortum Oyj	40,768	734,339
Frontline Limited †«	6,300	21,009
Galp Energia SGPS SA	20,077	307,851
Gazprom ADR «	1,264,951	11,258,064
Golar LNG Limited	2,733	107,594
Goodrich Petroleum Corporation †	3,776	34,022
Gran Tierra Energy Incorporated †	23,505	133,929
Grupa Lotos SA †	10,126	121,295
GS Holdings Corporation	10,834	713,362
Gulf Keystone Petroleum Limited †«	88,919	276,376
Hellenic Petroleum SA	2,590	21,558
Heritage Oil plc †	26,070	79,318
Hess Corporation	37,700	1,870,297
Hindustan Petroleum Corporation Limited	41,399	218,392
HollyFrontier Corporation	149,736	6,787,533
Hunting plc	13,249	172,787

PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO

Security name	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Husky Energy Incorporated «	26,600	$746,573
Idemitsu Kosan Company Limited	5,400	442,822
Imperial Oil Limited	23,700	1,010,414
Indian Oil Corporation Limited	127,246	616,989
Inpex Holdings Incorporated	515	2,761,327
IRPC PCL	974,221	132,055
Itochu Enex Company Limited	6,000	30,206
Ivanhoe Energy Incorporated †	8,964	3,835
Japan Petroleum Exploration Company	7,300	254,329
JX Holdings Incorporated	462,300	2,467,544
Karoon Gas Australia Limited †	31,102	159,044
Keyera Corporation «	7,024	336,510
Kodiak Oil & Gas Corporation †	517,700	4,441,866
Linc Energy Limited †	27,942	20,121
Long Run Exploration Limited †	449	2,030
Lukoil ADR	110,894	6,957,024
Lundin Petroleum AB †	23,462	554,341
Mangalore Refinery & Petrochemicals Limited	21,310	23,741
Marathon Oil Corporation	93,761	2,892,527
Marathon Petroleum Corporation	44,997	2,679,121
Maurel & Prom Nigeria †	5,783	15,268
Meg Energy Corporation †	10,300	371,209
MOL Hungarian Oil & Gas plc	8,765	744,645
Mongolia Energy Company Limited †	277,000	11,437
Motor Oil (Hellas) Corinth Refineries SA	681	6,740
Murphy Oil Corporation	135,800	7,705,292
Neste Oil Oyj Limited	15,503	198,096
New Hope Corporation Limited	33,755	143,725
New Zealand Oil & Gas Limited	19,877	14,523
Newfield Exploration Company †	99,300	2,416,962
Nexen Incorporated	49,700	1,220,298
Niko Resource Limited	5,137	43,181
Nippon Gas Company Limited	8,800	133,759
Noble Energy Incorporated	38,697	3,782,632
Novatek Oao Spons GDR	27,002	2,899,634
NuVista Energy Limited †	3,905	21,661
Oasis Petroleum Incorporated †	56,600	1,710,452
Occidental Petroleum Corporation	181,162	13,625,194
OGX Petroleo e Gas Participacoes SA †	686,200	1,393,723
Oil & Natural Gas Corporation Limited	494,798	2,410,088
Oil India Limited	23,455	196,130
Oil Refineries Limited †	37,539	19,187
Oil Search Limited	214,560	1,589,794
OMV AG	14,891	532,191
Ophir Energy plc †	29,811	237,853
Origin Energy Limited	206,370	2,364,737
PA Resources AB †	20,295	488
Pace Oil & Gas Limited †	1,571	4,855
Pacific Rubiales Energy Corporation	24,307	530,259
Paladin Energy Limited †	189,449	172,007
Patterson-UTI Energy Incorporated «	111,679	1,983,419
Paz Oil Company Limited	173	24,092
Pembina Pipeline Corporation «	24,455	692,524
Pengrowth Energy Corporation «	42,515	221,274
Penn West Petroleum Limited «	42,170	471,221
PetroBakken Energy Limited «	6,200	66,971
Petrobank Energy & Resources Limited †	6,135	76,027
Petrobras Energia SA †	3,538	15,744
PetroChina Company Limited	4,570,000	6,120,694
Petroleo Brasileiro SA	699,945	6,256,528
Petrominerales Limited «	3,768	28,942
Petronas Dagangan Bhd	45,300	344,547
Petronet LNG Limited	93,589	279,502
Peyto Exploration & Development Corporation «	13,213	330,940
Phillips 66	83,388	4,367,030

WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO	PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)

Security name	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Pioneer Natural Resources Company	26,800	$2,867,600
Polish Oil & Gas †	309,726	432,434
Polski Koncern Naftowy Orlen SA †«	61,411	890,537
Premier Oil plc †	62,107	334,635
Progress Energy Resources Corporation	18,972	385,418
PT Adaro Energy Tbk	4,031,000	563,042
PT Bumi Resources Tbk	4,613,358	283,721
PT Indika Energy Tbk	202,500	27,229
PT Indo Tambangraya Megah Tbk	86,500	353,898
PT Tambang Batubara Bukit Asam Tbk	159,500	232,762
PTT Exploration & Production PCL ADR	248,600	1,296,057
PTT PCL	56,200	585,989
PTT PCL Foreign	127,200	1,326,295
Questerre Energy Corporation †(a)	8,414	6,101
Range Resources Corporation	133,645	8,555,953
Reliance Industries Limited	347,437	5,069,597
Reliance Industries Limited GDR 144A	2,006	59,037
Repsol YPF SA	79,803	1,692,780
Roc Oil Company Limited †	8,115	3,938
Rosetta Resources Incorporated †	103,800	4,664,772
Rosneft OJSC GDR	394,530	3,112,447
Royal Dutch Shell plc A Shares - Netherlands Exchange «	70,309	2,356,420
Royal Dutch Shell plc A Shares - United Kingdom Exchange	293,816	9,836,060
Royal Dutch Shell plc B Shares	252,808	8,726,512
S-Oil Corporation	8,742	790,360
SandRidge Energy Incorporated «†	255,550	1,494,968
Santos Limited	175,054	2,035,125
Saras SpA †	12,269	14,943
Sasol Limited	109,185	4,601,161
Shell Refining Company Bhd (Malaysia)	14,200	41,436
Showa Shell Sekiyu KK	26,200	152,557
Silverwillow Energy Corporation †	1,901	1,627
Sinanen Company Limited	2,000	8,346
SK Energy Company Limited	12,362	1,889,376
SM Energy Company	50,400	2,504,376
SOCO International plc †	30,069	174,924
Southwestern Energy Company «†	79,013	2,742,541
Spectra Energy Corporation	86,812	2,426,395
Statoil ASA	99,008	2,420,819
Storm Resources Limited †	281	557
Suncor Energy Incorporated «	147,387	4,816,210
Surgutneftegaz	269,016	1,685,170
Surgutneftegaz ADR «	206,170	1,739,271
Talisman Energy Incorporated	97,600	1,098,473
Tatneft Sponsored ADR	63,100	2,497,498
Teekay Corporation	76,100	2,451,942
Tesoro Corporation	102,800	4,346,384
Thai Oil PCL	104,800	225,376
The Williams Companies Incorporated	83,300	2,735,572
Tonengeneral Sekiyu KK	50,000	464,002
Total SA	219,399	10,978,439
Tourmaline Oil Corporation †	11,783	391,679
TransCanada Corporation «	66,600	3,082,768
Transglobe Energy Corporation †	11,093	114,688
Tullow Oil plc	85,595	1,888,364
Tupras Turkiye Petrol Rafinerileri AS	26,905	718,230
Ultrapar Participacoes SA	87,200	1,795,582
Uranium One Incorporated †	49,462	95,105
Valero Energy Corporation	74,451	2,401,789
Veresen Incorporated «	17,802	227,241
Vermilion Energy Incorporated «	9,494	483,039
Whitehaven Coal Limited	113,230	350,955
Woodside Petroleum Limited	118,676	4,186,137
World Fuel Services Corporation «	141,482	5,510,724
WPX Energy Incorporated †	146,413	2,311,861

PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO

Security name	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Yanchang Petroleum International Limited †	280,000	$17,883
Yanzhou Coal Mining Company Limited	442,000	676,385

		455,720,120

Financials : 20.45%

Capital Markets : 1.22%
3I Group plc	77,072	261,286
Aberdeen Asset Management plc	107,379	581,486
Affiliated Managers Group Incorporated †	41,986	5,410,736
AGF Management Limited	6,067	53,930
Allied Properties (H.K.) Limited	297,208	45,635
Ameriprise Financial Incorporated	28,304	1,717,204
Apollo Investment Corporation	1	8
Ashmore Group plc	39,880	230,145
Asia Plus Securities PCL	636,000	48,493
Azimut Holding SpA	6,204	80,928
Bank of New York Mellon Corporation	153,156	3,666,555
BinckBank NV	15,559	114,835
BlackRock Incorporated	28,874	5,689,333
Brewin Dolphin Holding plc	8,704	25,798
Canaccord Financial Incorporated	5,064	26,152
Capital Securities Corporation	362,713	135,452
Charles Schwab Corporation	140,200	1,836,620
China Everbright Limited	144,000	207,726
CI Financial Corporation «	14,903	360,066
CITIC Securities Company Limited	182,000	342,386
Close Brothers Group plc	13,950	192,992
Credit Suisse Group AG	107,295	2,540,253
Daewoo Securities Company Limited	41,552	410,589
Daiwa Securities Group Incorporated	307,000	1,359,313
Deutsche Boerse AG	18,044	1,016,362
Dundee Corporation Class A †	3,983	103,209
E*TRADE Financial Corporation †	180,200	1,517,284
Eaton Vance Corporation «	84,700	2,700,236
EFG International	1,432	12,439
Egyptian Financial Group-Hermes Holding †	44,708	73,672
Federated Investors Incorporated Class B «	74,114	1,471,163
Franklin Resources Incorporated «	31,540	4,163,911
Fuhwa Financial Holdings Company Limited	1,967,763	995,598
GCA Savvian Group Corporation	9	10,874
GMP Capital Incorporated	3,500	17,793
Goldman Sachs Group Incorporated	59,943	7,060,686
Greenhill & Company Incorporated «	52,424	2,491,188
HAITONG Securities Company Limited †	277,600	361,766
Hargreaves Lansdown plc	24,237	293,953
Hellenic Exchanges SA Holding	2,480	12,256
Henderson Group plc	86,176	165,266
Hyundai Securities Company	21,587	162,673
ICAP plc	54,134	252,820
Ichiyoshi Securities Company Limited	1,500	8,370
IGM Financial Incorporated	10,400	425,067
Intermediate Capital Group plc	41,679	194,519
Invesco Limited	327,462	8,183,275
Investec Limited	52,895	325,150
Investec plc	67,150	410,650
IOOF Holdings Limited	40,299	274,205
Iwai Securities Company Limited	1,000	4,209
Janus Capital Group Incorporated «	448,396	3,676,847
Julius Baer Group Limited	19,658	673,298
Julius Baer Holding AG	21,185	272,042
Kabu.com Securities Company Limited	9,400	31,700
KGI Securities (Thailand) PCL	848,000	61,894
Korea Investment Holdings Company Limited	6,804	247,253

WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO	PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)

Security name	Shares	Value
Capital Markets (continued)
Legg Mason Incorporated «	86,100	$2,198,133
Macquarie Group Limited	67,026	2,291,506
Man Group plc	137,925	169,710
Marusan Securities Company Limited	2,000	7,982
Masterlink Securities Corporation	131,000	40,489
Matsui Securities Company Limited	20,600	162,931
Mediobanca SpA	32,109	177,561
Mirae Asset Securities Company Limited	3,004	84,057
Mito Securities Company Limited	3,000	6,259
MLP AG	1,057	7,698
Monex Beans Holdings Incorporated	172	35,888
Morgan Stanley	183,952	3,103,270
Nomura Holdings Incorporated	696,400	2,880,723
Nomura Holdings Incorporated ADR	30,500	126,575
Northern Trust Corporation	29,100	1,397,382
Okasan Holdings Incorporated	45,000	191,060
Perpetual Trustees Australia Limited	6,913	225,306
Pioneers Holding †	11,002	6,535
Platinum Asset Management Limited	30,681	120,070
Polytec Asset Holdings Limited	100,000	12,516
President Securities Corporation †	352,468	196,530
Rathbone Brothers	6,015	119,980
Ratos AB B Shares	21,869	217,758
Raymond James Financial Incorporated	82,207	3,103,314
Richemont SA †	1,457	28,405
RMI Holdings	77,231	190,593
Samsung Securities Company Limited	11,761	537,627
SBI Holdings Incorporated «	39,116	291,822
Schroders plc	11,497	293,982
Schroders plc (Non-Voting)	4,395	91,891
SEI Investments Company	100,800	2,218,608
State Street Corporation	63,700	2,830,828
Stifel Financial Corporation «†	97,752	2,973,616
TD Ameritrade Holding Corporation	160,600	2,601,720
Tokai Tokyo Securities Company Limited	52,000	211,318
Tong Yang Investment Bank	7,124	25,329
Tullett Prebon plc	11,401	41,446
UOB-Kay Hian Holdings Limited	49,000	64,632
Value Partners Group Limited	67,000	36,914
Verwaltungs-Und Privat-Bank AG	62	4,145
Virtus Investment Partners Incorporated †	1	115
Vontobel Holdings AG	3,142	89,849
Waddell & Reed Financial Incorporated	63,100	2,050,119
Waterland Financial Holdings	646,087	199,025
Woori Investment & Securities Company Limited	32,427	318,925

		94,993,691

Commercial Banks : 7.41%
77 Bank Limited	73,000	298,429
Absa Group Limited	66,323	1,057,689
Affin Holdings Bhd	72,100	81,356
Agricultural Bank of China Limited	5,111,000	2,242,187
Agricultural Bank of Greece †(a)	342	0
Akbank TAS	406,716	1,907,424
Allahabad Bank	22,824	60,275
Alpha Bank AE †	31,560	63,210
Andhra Bank	30,160	61,046
Aozora Bank Limited	99,000	305,040
Associated Banc-Corp «	410,905	5,280,129
Asya Katilim Bankasi AS †	48,136	52,800
Australia & New Zealand Banking Group Limited	516,125	13,120,973
Axis Bank Limited	57,736	1,400,970
Banca Carige SpA	33,259	29,478
Banca Monte Dei Paschi di Siena SpA †	607,309	160,258

PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO

Security name	Shares	Value
Commercial Banks (continued)
Banca Piccolo Credito Valtellinese Scarl	9,849	$14,308
Banca Popolare dell’Emilia Romagna Scarl	26,943	166,724
Banca Popolare dell’Etruria e del Lazio †	1,290	1,072
Banca Popolare di Milano Scarl †	484,767	256,031
Banca Popolare di Sondrio Scarl	24,645	139,747
Banco Bilbao Vizcaya Argentaria SA	510,678	4,332,997
Banco BPI SA †	13,638	14,331
Banco Bradesco SA	107,882	1,638,324
Banco Comercial Portugues SA †	381,266	34,710
Banco Continental Peru	25,652	60,674
Banco de Brasil SA	260,085	2,666,821
Banco de Chile	6,749,247	1,010,387
Banco de Credito del Peru	3,905	8,934
Banco de Credito e Inversiones	9,706	641,752
Banco de Sabade SA †	241,252	673,330
Banco de Valencia SA †	11,615	1,465
Banco Espanol de Credito SA	3,199	11,687
Banco Espirito Santo SA †	131,378	131,053
Banco Itau Holding Financeira SA	160,900	2,191,216
Banco Macro SA «†	2,243	34,161
Banco Popolare SpA †	138,887	204,653
Banco Popular Espanol SA «	129,815	108,390
Banco Santander Brasil SA	202,514	1,374,229
Banco Santander Central Hispano SA	870,293	6,693,821
Banco Santander Central Hispano SA ADR «	78,237	599,295
Banco Santander Chile SA	12,904,355	870,397
BancorpSouth Incorporated «	198,973	2,632,413
Bangkok Bank PCL	31,000	194,949
Bangkok Bank PCL (Non-Voting)	67,100	400,108
Bank BPH SA †	309	3,966
Bank Handlowy w Warszawie SA	8,631	268,396
Bank Hapoalim Limited †	105,587	435,057
Bank Leumi Le-Israel †	148,085	499,930
Bank Millennium SA †	60,124	81,845
Bank of Ayudhya PCL	424,600	453,100
Bank of Baroda	25,294	354,614
Bank of China Limited	14,695,100	6,200,224
Bank of Communications Limited	1,725,350	1,264,482
Bank of Cyprus Public Company Limited †	115,392	39,019
Bank of East Asia Limited «	295,497	1,140,017
Bank of Greece	900	14,865
Bank of Hawaii Corporation «	108,217	4,704,193
Bank of India	22,645	116,836
Bank of Ireland plc Europe Exchange †	1,606,755	234,043
Bank of Ireland plc London Exchange †	786,075	114,501
Bank of Kyoto Limited	68,000	579,899
Bank of Montreal «	61,935	3,720,402
Bank of Nova Scotia «	110,205	6,212,795
Bank of Queensland Limited	45,713	334,897
Bank of the Philippine Islands	314,811	685,209
Bank of the Ryukyus Limited	3,200	39,207
Bank of Yokohama Limited	243,000	1,152,581
Bank Pekao SA	23,659	1,183,907
Bankia SA †	84,853	79,125
Bankinter SA	11,187	44,521
Banque Cantonale Vaudoise Waadtlaender Kantonalbank	244	133,888
Barclays plc	1,141,432	4,498,715
BBVA Banco Frances SA †	4,348	18,479
BDO Unibank Incorporated †	350,788	612,957
Bendigo Bank Limited	75,446	636,182
Berner Kantonalbank AG	648	179,009
BNP Paribas SA	93,440	5,218,825
BNP Paribas SA ADR	15,636	440,935
BOC Hong Kong Holdings Limited	765,500	2,350,765
BOK Financial Corporation «	17,862	983,124

WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO	PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)

Security name	Shares	Value
Commercial Banks (continued)
Branch Banking & Trust Corporation	92,997	$2,619,725
BRE Bank SA †	3,102	311,042
Bumiputra Commerce Holdings Bhd	896,500	2,203,094
Canadian Imperial Bank of Commerce «	38,100	3,076,076
Canadian Western Bank «	8,239	241,360
Canara Bank	13,142	112,237
CapitalSource Incorporated	538,629	4,335,963
Cathay General Bancorp «	171,209	3,064,641
Chang Hwa Commercial Bank	1,036,947	562,123
Chiba Bank Limited	168,000	1,002,681
China Banking Corporation	121,260	163,993
China CITIC Bank	1,655,000	854,172
China Construction Bank	17,516,990	13,425,579
China Development Financial Holding Corporation †	2,881,338	703,128
China Merchants Bank Company Limited	909,858	1,742,186
China Minsheng Banking Corporation Limited «	1,042,900	1,022,688
China Trust Financial Holding Company Limited	2,527,692	1,465,947
Chukyo Bank Limited	20,000	45,612
CIT Group Incorporated †	165,242	6,122,216
City National Corporation «	34,700	1,689,543
Comerica Incorporated	142,309	4,210,923
Commerce Bancshares Incorporated	61,824	2,212,063
Commercial International Bank	103,757	552,488
Commerzbank AG †	408,462	733,623
Commonwealth Bank of Australia	302,830	18,864,024
CorpBanca NPV	23,895,242	308,534
Corporation Bank	14,460	112,062
Credicorp Limited	10,923	1,528,128
Credit Agricole Ile de France	154	10,074
Credit Agricole SA †	96,242	729,602
Credito Emiliano SpA	1,169	5,671
Cullen Frost Bankers Incorporated «	45,153	2,465,805
Dah Sing Banking Group Limited	32,948	35,710
Dah Sing Financial Holdings Limited	13,995	59,861
Danske Bank AS †	59,679	1,023,208
DBS Group Holdings Limited	364,486	4,314,946
Deutsche Bank AG	87,272	3,852,247
Dexia †	39,586	4,634
DGB Financial Group Incorporated	22,804	284,300
DnB Nor ASA	85,061	1,059,424
E.SUN Financial Holding Company Limited	1,058,519	584,747
East West Bancorp Incorporated	339,820	7,187,193
EFG Eurobank Ergasias SA †	31,520	28,285
EnTie Commercial Bank	63,977	35,012
Erste Bank Der Oesterreichischen Sparkassen AG †	24,645	724,858
Far Eastern International Bank	562,435	217,780
Federal Bank Limited	22,890	202,747
FIBI Holdings Limited †	970	14,840
Fifth Third Bancorp	122,200	1,789,008
Finansbank AS Turkey †	30,470	54,909
First Financial Bankshares Incorporated «	71,600	2,785,956
First Financial Holding Company Limited	1,467,512	896,549
First Horizon National Corporation	595,612	5,634,490
First Midwest Bancorp Incorporated	179,206	2,240,075
First Republic Bank Corporation	55,644	1,881,880
FirstMerit Corporation «	262,446	3,695,240
FNB Corporation PA «	334,416	3,611,693
Fukuoka Financial Group Incorporated	173,000	682,053
Fulton Financial Corporation	479,740	4,667,870
Get Bank SA †	147,298	76,653
Getin Holding SA	50,326	41,520
Glacier Bancorp Incorporated	172,166	2,501,572
Grupo Financiero Banorte SA de CV	414,200	2,363,801
Grupo Financiero Inbursa SA de CV	636,264	1,761,681
Gunma Bank Limited	76,000	365,088

PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO

Security name	Shares	Value
Commercial Banks (continued)
Hana Financial Group Incorporated	52,084	$1,616,126
Hancock Holding Company	202,932	6,376,123
Hang Seng Bank Limited	137,700	2,103,646
HDFC Bank Limited	223,205	2,888,596
HDFC Bank Limited ADR «	21,985	926,008
Higashi-Nippon Bank Limited	24,000	51,240
Hokuhoku Financial Group Incorporated	305,000	425,487
Hong Leong Bank Bhd	79,560	383,699
Hong Leong Financial Group Bhd	68,900	289,222
HSBC Holdings plc	1,710,701	17,478,087
Hua Nan Financial Holdings Company Limited	1,509,496	854,657
Huntington Bancshares Incorporated	631,496	3,883,700
ICICI Bank Limited	108,234	2,188,458
ICICI Bank Limited ADR	16,121	660,800
Indian Bank	21,174	71,430
Indian Overseas Bank	27,110	39,049
Indusind Bank Limited	72,165	552,896
Industrial & Commercial Bank of China Class H	17,484,442	11,798,874
Industrial Bank of Korea	44,220	469,622
Industrial Development Bank of India Limited	65,269	129,770
ING Bank Slaski SA †	5,190	146,653
International Bancshares Corporation	130,340	2,359,154
Intesa Sanpaolo RSP	49,378	67,430
Intesa Sanpaolo SpA	1,335,380	2,247,328
Israel Discount Bank Limited †	34,211	51,112
Joyo Bank Limited	145,000	707,103
Jyske Bank †	7,244	207,105
Kansai Urban Banking Corporation	76,000	96,804
Kasikornbank PCL	102,200	622,724
Kasikornbank PCL	145,600	887,168
KB Financial Group Incorporated	81,771	2,692,096
KBC Groep NV	15,534	467,997
KeyCorp	694,050	5,607,924
Kiatnakin Finance	6,000	9,677
Kiyo Holdings	152,000	210,202
Komercni Banka AS	3,616	721,127
Korea Exchange Bank †	54,060	363,945
Kredyt Bank SA †«	9,511	46,567
Krung Thai Bank PCL ADR	433,625	254,326
Laurentian Bank of Canada	1,861	84,324
Liechtenstein Landesbank	570	16,331
Liu Chong Hing Bank Limited	6,000	13,207
Lloyds TSB Group plc †	3,928,179	2,926,179
Lloyds TSB Group plc ADR †	3,708	11,050
M&T Bank Corporation «	88,521	8,651,157
Malayan Banking Bhd	640,562	1,907,093
Malaysian Plantations Bhd	211,800	285,675
MB Financial Incorporated	130,700	2,540,808
Mega Financial Holding Company Limited	1,963,131	1,537,180
Metropolitan Bank & Trust Company	191,277	466,849
Mitsubishi UFJ Financial Group Incorporated	2,692,570	12,313,931
Mitsubishi UFJ Financial Group Incorporated ADR	440	2,028
Miyazaki Bank Limited	15,000	37,666
Mizuho Financial Group Incorporated	4,575,200	7,326,092
National Australia Bank Limited	431,917	10,953,185
National Bank of Canada «	15,300	1,194,920
National Bank of Greece SA †	59,464	102,083
National Bank of Greece SA ADR †	4,869	8,618
National Penn Bancshares Incorporated «	278,256	2,635,084
National Societe Generale Bank SAE	7,762	44,392
Natixis	70,899	227,108
Nedbank Group Limited	41,329	833,655
Nishi-Nippon City Bank Limited	144,000	345,873
Nordea Bank AB	245,174	2,244,147
North Pacific Bank Limited	38,900	101,456

WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO	PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)

Security name	Shares	Value
Commercial Banks (continued)
Old Mutual plc	447,204	$1,227,344
Old National Bancorp «	242,621	2,848,371
Oriental Bank of Commerce	12,374	76,708
OTP Bank «	40,952	772,723
Oversea-Chinese Banking Corporation Limited	501,346	3,865,038
Pacwest Bancorp «	77,038	1,919,017
Park National Corporation «	30,600	1,930,554
Piraeus Bank SA †	112,063	50,865
PKO Bank Polski SA	158,048	1,745,251
PNC Financial Services Group Incorporated	70,387	3,951,526
Popular Incorporated †	246,221	4,867,789
PrivateBancorp Incorporated	151,000	2,474,890
Prosperity Bancshares Incorporated «	102,000	4,195,260
PT Bank Central Asia Tbk	2,896,500	2,656,924
PT Bank CIMB Niaga Tbk	220,500	26,432
PT Bank Danamon Indonesia Tbk	786,234	442,556
PT Bank Mandiri Persero Tbk	1,933,712	1,662,910
PT Bank Negara Indonesia Persero Tbk	1,593,000	614,385
PT Bank Pan Indonesia Tbk †	506,500	33,790
PT Bank Rakyat Indonesia Tbk	2,273,500	1,670,733
Public Bank Bhd	260,065	1,327,809
Public Bank Bhd (Foreign Market)	91,000	465,216
Punjab National Bank Limited	17,505	252,591
Raiffeisen International Bank Holdings AG	2,580	106,249
Regions Financial Corporation	1,039,700	6,934,799
Resona Holdings Incorporated	349,500	1,462,698
RHB Capital Bhd	187,995	463,842
Royal Bank of Canada «	136,200	8,075,885
Royal Bank of Scotland Group plc †	186,195	880,618
Sberbank Sponsored ADR	555,515	6,571,742
Senshu Ikeda Holdings Incorporated	40,380	259,126
Seven Bank Limited	134,000	349,487
Shiga Bank	52,000	338,740
Shimizu Bank Limited	1,000	29,235
Shinhan Financial Group Company Limited	98,689	3,157,939
Shinsei Bank Limited	388,000	658,943
Shizuoka Bank Limited	120,000	1,186,389
Siam Commercial Bank PCL	258,500	1,368,728
Siam Commercial Bank Public Company Limited	62,400	330,401
Signature Bank «†	92,000	6,454,720
Sinopac Financial Holdings Company Limited	1,859,452	780,798
Skandinaviska Enskilda Banken AB Class A	159,842	1,286,501
Sociedad Matriz Banco de Chile Class B	1,087,348	397,907
Societe Generale ADR †	20,550	148,988
St. Galler Kantonalbank	210	86,509
Standard Bank Group Limited	287,422	3,399,445
Standard Chartered plc	180,612	4,210,299
State Bank of India Limited	24,458	975,847
State Bank of India Limited GDR 144A	4,768	390,976
Sumitomo Mitsui Financial Group Incorporated	268,984	8,659,957
Sumitomo Mitsui Financial Group Incorporated ADR	494	3,206
Sumitomo Mitsui Trust Holdings Incorporated	660,000	2,001,577
Suruga Bank Limited	44,000	568,982
Susquehanna Bancshares Incorporated	446,315	4,588,118
SVB Financial Group †	87,166	4,813,307
Svenska Handelsbanken AB	50,125	1,781,743
Swedbank AB	78,050	1,441,732
Sydbank AG †	8,747	157,212
Syndicate Bank	18,615	43,667
Synovus Financial Corporation «	1,882,917	4,462,513
Ta Chong Bank Limited †	324,656	105,932
Taishin Financial Holdings Company Limited	1,634,597	621,680
Taiwan Business Bank †	726,011	213,150
Taiwan Cooperative Financial Holdings	971,800	535,169
TCF Financial Corporation «	389,998	4,633,176

PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO

Security name	Shares	Value
Commercial Banks (continued)
Texas Capital Bancshares Incorporated «†	78,700	$3,544,648
The Aichi Bank Limited - Tokai	1,100	58,046
The Akita Bank Limited - Akita	19,000	51,398
The Aomori Bank Limited	28,000	79,141
The Awa Bank Limited	49,000	294,232
The Bank of Iwate Limited	2,800	109,201
The Bank of Nagoya Limited	35,000	122,278
The Bank of Okinawa Limited	3,100	117,517
The Bank of Saga Limited	25,000	54,892
The Chiba Kogyo Bank Limited †	4,700	24,174
The Chugoku Bank Limited	38,000	530,576
The Daisan Bank Limited	49,000	86,784
The Daishi Bank Limited	76,000	264,596
The Ehime Bank Limited	27,000	72,384
The Eighteenth Bank Limited	25,000	63,687
The Fukui Bank Limited	32,000	62,110
The Hachijuni Bank Limited	91,000	460,326
The Higo Bank Limited	41,000	237,241
The Hiroshima Bank Limited	120,000	500,758
The Hokkoku Bank Limited	48,000	175,848
The Hokuetsu Bank Limited	21,000	43,307
The Hyakugo Bank Limited	36,000	156,341
The Hyakujushi Bank Limited	45,000	173,591
The Iyo Bank Limited	52,000	403,712
The Juroku Bank Limited	50,000	174,077
The Kagoshima Bank Limited	29,000	184,691
The Kanto Tsukuba Bank Limited	2,400	7,890
The Keiyo Bank Limited	49,000	216,364
The Michinoku Bank Limited	5,000	10,008
The Mie Bank Limited	4,000	8,443
The Minato Bank Limited	35,000	62,413
The Musashino Bank Limited	4,900	162,808
The Nanto Bank Limited	51,000	254,273
The Ogaki Kyoritsu Bank Limited	51,000	179,414
The Oita Bank Limited	23,000	80,354
The San-in Godo Bank Limited	30,000	217,262
The Shikoku Bank Limited	28,000	69,970
The Tochigi Bank Limited	9,000	31,989
The Toho Bank Limited	57,000	183,235
Tisco Financial Group PCL	6,200	9,293
TMB Bank PCL	2,682,765	104,024
Tokyo Tomin Bank Limited	5,300	44,748
Tomony Holdings Incorporated	27,500	117,092
Toronto-Dominion Bank «	86,031	7,186,644
Trustmark Corporation «	155,089	3,446,078
TT Hellenic Postbank SA †(a)	8,178	0
Turkiye Garanti Bankasi AS	495,038	2,349,342
Turkiye Halk Bankasi AS	61,906	599,364
Turkiye Is Bankasi	298,950	963,680
Turkiye Vakiflar Bankasi Tao	219,660	532,293
Umpqua Holdings Corporation	267,861	3,123,259
Unicredit SpA †	514,531	2,395,642
Union Bank of India	27,062	120,721
Unione di Banche SpA	72,120	281,762
United Bankshares Incorporated «	109,793	2,711,887
United Mizrahi Bank Limited †	8,324	81,076
United Overseas Bank Limited	239,695	3,676,135
US Bancorp	252,063	8,131,552
Valiant Holding AG	1,769	188,029
Valley National Bancorp «	472,658	4,509,157
Webster Financial Corporation	172,541	3,592,304
Wells Fargo & Company(l)	653,420	21,569,394
Westpac Banking Corporation	585,612	15,584,182
Wing Hang Bank Limited	38,249	382,974
Woori Finance Holdings Company Limited	68,660	643,579

WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO	PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)

Security name	Shares	Value
Commercial Banks (continued)
Yachiyo Bank Limited	1,200	$23,582
Yamagata Bank Limited	26,000	116,067
Yamaguchi Financial Group	46,000	419,070
Yamanashi Chou Bank Limited	27,000	109,723
Yapi Ve Kredi Bankasi AS †	184,289	485,772
Yes Bank Limited	58,652	476,861
Zions Bancorporation «	135,500	2,719,485

		577,441,973

Consumer Finance : 0.28%
ACOM Company Limited †	9,370	255,747
AEON Credit Service Company Limited «	15,100	295,094
AIFUL Corporation †	2,600	11,165
Allied Group Limited	6,000	18,193
Capital One Financial Corporation	77,300	4,452,480
Credit Saison Company Limited	31,326	696,176
Discover Financial Services	71,426	2,972,036
Ezcorp Incorporated †	107,800	2,071,916
Hitachi Capital Corporation	8,400	158,350
International Personal Finance plc	23,636	130,987
Jaccs Company Limited	22,000	85,134
Kanamoto Company Limited	6,000	76,206
Orient Corporation †	93,000	188,403
ORIX Corporation	20,970	2,103,741
Paragon Group of Companies plc	16,492	63,467
Provident Financial plc	12,082	249,127
Provident Financial Services Incorporated	129,594	1,877,817
Samsung Card Company Limited	7,397	248,309
Shriram Transport Finance Company Limited	21,672	267,040
SLM Corporation	345,300	5,714,715
Thanachart Capital PCL - Foreign	15,516	18,074

		21,954,177

Diversified Financial Services : 1.80%
Ackermans & Van Haaren NV	2,400	194,708
African Bank Investments Limited	170,048	606,331
AMMB Holdings Bhd	291,300	611,397
ASX Limited	30,029	922,598
Ayala Corporation	57,652	678,458
Bajaj Auto Limited	16,935	267,529
Bank of America Corporation	2,446,966	24,127,085
Banque Nationale de Belgique	10	29,913
BCP Capital SAA (a)†	107	241
Beijing Enterprises Holdings Limited	115,500	744,397
BMF Bovespa SA	411,894	2,475,065
Bolsas y Marcados Espanoles	4,820	104,467
BS Financial Group Incorporated	30,381	339,484
Bund Center Investment Limited	85,000	11,838
Bursa Malaysia Bhd	59,100	120,543
CBOE Holdings Incorporated	171,300	5,135,574
Century Leasing System Incorporated	8,900	174,362
Challenger Financial Services Group Limited	104,111	361,805
Citigroup Incorporated	390,054	13,484,167
Corporation Financiera Alba	549	22,841
Criteria CaixaCorp SA	56,201	214,818
D.Carnegie & Company AB †(a)	1,000	0
ECM Libra Bhd †(a)	46,763	0
Eurazeo	2,169	103,837
Exor SpA	2,774	68,619
Experian Group Limited	104,782	1,740,880
Fimalac	158	6,987
First Pacific Company Limited	294,800	309,627

PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO

Security name	Shares	Value
Diversified Financial Services (continued)
FirstRand Limited	555,783	$1,816,060
Fubon Financial Holding Company Limited	1,441,579	1,637,369
Fuyo General Lease Company Limited	3,300	92,753
GIMV NV	1,316	64,011
Groupe Bruxelles Lambert SA	7,755	603,432
Guoco Group Limited	14,000	127,803
Haci Omer Sabanci Holding AS	185,348	956,381
Hong Kong Exchanges & Clearing Limited	205,601	3,284,225
Hong Leong Singapore Finance Limited	18,000	36,277
IBJ Leasing Company Limited	4,600	116,737
IG Group Holdings plc	37,974	257,658
Indiabulls Financial Services Limited	38,079	176,027
Industrivarden AB Class A	18,200	277,650
Industrivarden AB Class C	13,675	202,864
Infrastructure Development Finance Company Limited	232,183	739,298
ING Groep NV †	389,674	3,501,925
InterContinental Exchange Incorporated †	59,857	7,910,103
Investor AB A Shares	17,400	388,884
Investor AB B Shares	38,261	886,173
JAFCO Company Limited	6,600	164,450
Japan Securities Finance Company Limited	9,000	42,579
Jefferies Group Incorporated	103,500	1,755,360
JPMorgan Chase & Company	505,277	20,756,779
Jupiter Fund Management plc	46,400	205,475
K-Green Trust	25,027	20,914
Kinnevik Investment AB	21,989	428,322
Kotak Mahindra Bank Limited	51,742	637,750
Leucadia National Corporation	145,700	3,227,255
London Stock Exchange Group plc	15,448	241,931
Lundbergforetagen AB	5,095	172,224
Mahindra & Mahindra Financial Services Limited	5,426	99,772
Metro Pacific Investments Corporation	3,307,000	354,235
Mitsubishi UFJ Securities Company Limited	10,710	466,415
Moody’s Corporation «	142,300	6,912,934
MSCI Incorporated †	99,549	2,886,921
Mulpha International Bhd †	222,700	28,572
Multi-Purpose Holdings Bhd	167,870	205,989
NASDAQ Stock Market Incorporated	91,600	2,219,468
NYSE Euronext (Paris) Incorporated	176,445	4,119,991
Old Mutual plc	360	989
Onex Corporation	7,300	299,099
Osaka Securities Exchange Company	23	90,399
Pargesa Holding SA	2,020	135,691
Partners Group Holding AG	1,488	324,351
PHH Corporation «†	135,592	2,970,821
Pohjola Bank plc	17,742	247,819
Power Finance Corporation Limited	84,672	299,570
Reliance Capital Limited	23,714	184,825
Remgro Limited	103,102	1,734,796
RHJ International †	1,117	5,942
Ricoh Leasing Company Limited	4,800	107,663
RMB Holdings Limited	184,199	811,765
Rural Electrification Corporation Limited	59,789	253,522
Singapore Exchange Limited	188,000	1,061,216
SKS Microfinance Limited †	6,165	18,740
SNS Reaal NV †«	4,259	5,816
Societe Generale SA †	70,468	2,548,251
Sofina SA	2,215	189,695
TMX Group Limited	765	37,967
UBS AG	335,833	5,254,752
VTB Bank OJSC GDR	350,500	1,177,575
Washington H. Soul Pattinson & Company Limited	25,619	350,241
Western Union Company	74,600	940,706

		139,932,748

WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO	PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)

Security name	Shares	Value
Insurance : 3.58%
ACE Limited	45,136	$3,576,125
Admiral Group plc	19,943	357,539
Aegon NV	172,760	993,774
AFLAC Incorporated «	62,300	3,301,277
Ageas NV	24,124	644,746
AIA Group Limited	1,537,400	5,980,828
Aksigorta AS	15,670	17,539
Alleghany Corporation †	12,483	4,381,533
Allianz AG	42,390	5,510,278
Allianz AG ADR	5	65
Allied World Assurance Company	25,278	2,051,815
Allstate Corporation	64,527	2,612,053
American Financial Group Incorporated	60,548	2,400,728
American International Group Incorporated †	155,100	5,138,463
Amlin plc	48,663	301,259
AMP Limited	559,594	2,686,363
Arch Capital Group Limited †	100,266	4,521,997
Argo Group International Holdings Limited	65,282	2,166,710
Arthur J. Gallagher & Company	88,993	3,250,024
Aspen Insurance Holdings Limited	51,124	1,600,181
Assicurazioni Generali SpA	139,121	2,334,048
Assurant Incorporated	57,299	1,960,199
Assured Guaranty Limited	142,784	1,991,837
Aviva plc	272,831	1,532,093
AXA SA	175,168	2,878,441
Axis Capital Holdings Limited	86,122	3,097,808
Bajaj Finserv	17,911	290,488
Baloise Holding AG	4,595	385,520
Beazley plc	26,836	75,801
Brown & Brown Incorporated	86,455	2,320,452
Cathay Financial Holding Company Limited	1,908,440	2,032,981
Catlin Group Limited	38,348	296,629
China Insurance International Holdings Company Limited †	184,400	306,453
China Life Insurance Company	1,580,000	4,658,331
China Life Insurance Company (Taiwan) †	448,580	389,076
China Pacific Insurance Group Company Limited	339,400	1,112,327
Chubb Corporation	34,236	2,635,830
Cincinnati Financial Corporation	104,834	4,247,874
Clal Insurance Enterprise Holdings Limited	832	11,294
CNO Financial Group Incorporated «	556,200	5,061,420
CNP Assurances	17,471	254,486
Dai-Ichi Mutual Life Insurance Company	1,863	2,110,805
Delta Lloyd NV	8,022	119,719
Discovery Holdings Limited	85,119	534,339
Dongbu Insurance Company Limited	11,740	504,142
Endurance Specialty Holdings Limited	103,878	4,175,896
Erie Indemnity Company	19,600	1,397,088
Euler Hermes SA «	728	57,755
Everest Reinsurance Group Limited	41,443	4,495,322
Fairfax Financial Holdings Limited	1,900	652,582
Fidelity National Title Group Incorporated	155,014	3,752,889
First American Financial Corporation	254,649	6,060,646
Fondiaria Sai SpA †	17	21
Fondiaria Sai SpA RSP †	13	1,397
Genworth Financial Incorporated †	361,634	2,151,722
Gjensidige Forsikring ASA	20,511	289,137
Great Eastern Holdings Limited	10,000	124,857
Great-West Lifeco Incorporated «	23,800	563,523
Grupo Catalana Occidente SA	2,305	36,213
Hannover Rueckversicherung AG	5,268	388,126
Harel Insurance Investments & Finances Limited	438	18,254
HCC Insurance Holdings Incorporated	74,108	2,733,103
Helvetia Holding AG	366	132,308
Hiscox Limited	29,981	230,948
Horace Mann Educators Corporation	94,236	1,801,792

PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO

Security name	Shares	Value
Insurance (continued)
Hyundai Marine & Fire Insurance Company Limited	12,380	$382,427
Industrial Alliance Insurance & Financial Services Incorporated	7,139	208,345
Insurance Australia Group Limited	374,306	1,808,596
Intact Financial Corporation	11,215	723,694
Jardine Lloyd Thompson Group plc	25,129	309,603
Kemper Corporation	130,604	3,867,184
Korea Life Insurance Company Limited	51,670	358,829
Korea Reinsurance Company	11,002	105,666
Lancashire Holdings plc	19,049	243,087
Legal & General Group plc	542,930	1,267,380
Liberty Holdings Limited	40,555	482,396
LIG Insurance Company Limited	8,650	196,509
Lincoln National Corporation	205,360	5,072,392
LPI Capital Bhd	40,900	182,720
Manulife Financial Corporation «	170,500	2,193,577
Mapfre SA	59,378	166,959
Markel Corporation †	7,399	3,544,121
Marsh & McLennan Companies Incorporated	72,409	2,550,245
MBIA Incorporated «†	338,700	3,027,978
Mediolanum SpA	9,857	48,073
Menorah Mivtachim Holdings Limited †	1,664	14,306
Mercury General Corporation	26,622	1,108,008
MetLife Incorporated	141,326	4,690,610
Migdal Insurance & Financial Holding Limited	10,202	15,285
Milano Assicurazioni SpA †	8,878	3,579
Millea Holdings Incorporated	139,000	3,564,578
Mitsui Sumitomo Insurance Group Holdings Incorporated	95,300	1,653,169
Montpelier Re Holdings Limited	135,424	2,964,431
Muenchener Rueckversicherungs-Gesellschaft AG	15,949	2,722,451
New China Life Insurance Company Limited	92,500	287,638
NIB Holdings Limited	69,823	147,192
NKSJ Holdings Incorporated	79,000	1,497,871
Old Republic International Corporation «	175,785	1,843,985
PartnerRe Limited	46,457	3,850,356
PICC Property & Casualty Company Limited	814,200	1,047,402
Ping An Insurance Group Company of China Limited	409,000	3,095,127
Power Corporation of Canada «	32,500	817,939
Power Financial Corporation «	24,500	653,843
Powszechny Zaklad Ubezpieczen SA	11,780	1,475,374
Principal Financial Group Incorporated	204,100	5,541,315
ProAssurance Corporation	60,199	5,458,845
Protective Life Corporation «	191,600	5,201,940
Prudential Financial Incorporated	61,962	3,229,459
Prudential plc	240,982	3,494,110
QBE Insurance Group Limited	227,193	2,593,858
Reinsurance Group of America Incorporated	54,239	2,777,037
RenaissanceRe Holdings Limited	39,562	3,274,151
Resolution Limited	129,419	492,868
RLI Corporation «	34,362	2,214,287
Royal & Sun Alliance Insurance Group plc	355,430	669,107
Sampo Oyj	45,762	1,461,113
Samsung Fire & Marine Insurance Company Limited	9,101	1,840,623
Samsung Life Insurance Company	22,716	1,950,952
Sanlam Limited	400,531	1,842,630
Santam Limited	1	19
SCOR SE	14,377	379,663
Selective Insurance Group Incorporated	131,552	2,457,391
Shin Kong Financial Holding Company Limited †	1,677,264	464,720
Societa Cattolica di Assicurazione Societa Cooperativa †	2,135	32,404
Sony Financial Holdings Incorporated	33,900	582,306
St. James’s Place plc	25,880	165,564
Stancorp Financial Group Incorporated «	105,651	3,593,191
Standard Life plc	211,011	1,081,829
Storebrand ASA †	21,988	105,739
Sun Life Financial Incorporated «	54,700	1,497,250

WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO	PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)

Security name	Shares	Value
Insurance (continued)
SunCorp-Metway Limited	234,528	$2,371,660
Swiss Life Holding	2,683	359,007
Swiss Re AG	31,957	2,301,856
T&D Holdings Incorporated	123,000	1,321,987
Taiwan Life Insurance Company Limited †	14,539	9,183
The Hanover Insurance Group Incorporated	107,300	3,921,815
The Hartford Financial Services Group Incorporated «	320,582	6,789,927
The Travelers Companies Incorporated	50,290	3,561,538
Tong Yang Life Insurance Company	13,010	125,552
Topdanmark AS †	1,215	253,535
Torchmark Corporation	70,154	3,647,306
Tower Group Incorporated	82,700	1,397,630
TrygVesta AS	1,268	90,232
UMUM Group	206,053	4,201,421
Unipol Gruppo Finanziario SpA †	365	758
Validus Holdings Limited	74,247	2,632,799
W.R. Berkley Corporation	81,712	3,248,052
White Mountain Insurance Group Limited	4,540	2,339,280
Wiener Staedtische Allgemeine Versicherung AG	4,394	208,584
Willis Group Holdings plc «	127,652	4,478,032
Yapi Kredi Sigorta AS	2,809	25,231
Zurich Financial Services AG	13,147	3,355,202
Zurich Insurance Group ADR «	11,963	305,402

		279,240,554

Real Estate Management & Development : 0.99%
Aeon Mall Company Limited	15,300	395,330
Africa Israel Investments Limited †	683	1,647
Agile Property Holdings Limited	274,000	369,095
Alexander & Baldwin Incorporated †	79,512	2,374,228
Argosy Property Trust	32,407	24,742
Ascendas India Trust	83,000	51,000
Atrium European Real Estate Limited	10,857	62,298
Atrium Ljungberg AB	1,011	13,296
Australand Property Group	41,250	127,424
Ayala Land Incorporated	1,135,400	666,412
Beni Stabili SpA	6,222	3,399
BR Malls Participacoes SA	97,200	1,248,662
Brookfield Asset Management Incorporated «	52,850	1,839,788
Brookfield Properties Corporation - Canada Exchange «	23,500	387,980
Bukit Sembawang Estates Limited	17,000	82,312
C C Land Holdings Limited	153,631	53,125
CA Immobilien Anlagen AG	3,951	54,005
Capital & Counties Properties plc	88,641	340,555
CapitaLand Limited	485,500	1,404,076
CapitaMalls Asia Limited	224,000	352,351
Castellum AB	18,738	255,441
Cathay Real Estate Development Company Limited	260,000	123,494
Cent Pattana Public Company	53,000	139,883
Centro Retail Australia	271,491	617,655
Cheung Kong Holdings Limited	251,000	3,831,295
China Overseas Land & Investment Limited	822,480	2,435,539
China Resources Land Limited	406,000	1,084,385
China Vanke Company Limited Class B	80	124
Chinese Estates Holdings Limited	69,696	102,698
City Developments Limited	83,000	796,952
Citycon Oyj	10,473	35,278
Conwert Immobilien Invest SE	3,761	46,419
Country Garden Holdings Company Limited †	1,445,013	689,859
Daibiru Corporation	5,400	43,693
Daikyo Incorporated	67,000	160,927
Daito Trust Construction Company Limited	14,500	1,405,410
Daiwa House Industry Company Limited	111,000	1,696,609
DB Realty Limited †	11,179	27,179

PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO

Security name	Shares	Value
Real Estate Management & Development (continued)
Deutsche Euroshop AG	4,842	$198,301
DLF Limited	85,755	330,755
Echo Investment †	26,597	45,068
Elbit Imaging Limited †	816	1,999
Evergrande Real Estate Group Limited	976,000	487,358
Fabege AB	13,162	135,411
Far East Consortium	136,943	34,809
Farglory Land Development Company Limited	49,000	91,746
First Capital Realty Incorporated	3,689	68,518
FirstService Corporation †	2,138	61,599
FKP Property Group	174,526	35,516
Franshion Properties China Limited	714,000	247,821
Future Mall Management Limited †	504	259
Gagfah SA †	956	10,755
Gazit Globe Limited	4,376	51,890
Global Logistic Properties Limited	472,000	1,086,613
Globe Trade Centre SA †	23,012	62,724
Glorious Property Holdings Limited †	691,000	116,798
Goldcrest Company Limited	1,440	20,508
Grainger plc	7,612	13,598
Great Eagle Holdings Limited	68,086	217,870
Greentown China Holdings Limited	56,000	87,864
Guangzhou Investment Company Limited	1,096,000	352,125
Guocoland Limited	42,554	84,718
Hang Lung Group Limited	147,000	819,385
Hang Lung Properties Limited	385,000	1,410,802
Heiwa Real Estate Company Limited	10,100	119,090
Heliopolis Housing	1,417	4,452
Henderson Land Development Company Limited	169,662	1,208,400
Highwealth Construction Corporation	138,400	256,755
HKC Holdings Limited	203,274	7,213
HKR International Limited	33,600	17,125
Hong Kong Land Holdings Limited	217,000	1,419,180
Hopewell Holdings	123,000	484,846
Hopson Development Holdings Limited †	56,000	86,852
Housing Development & Infrastructure Limited †	33,352	69,224
Howard Hughes Corporation †	55,165	4,064,557
Huaku Development Company Limited	62,336	136,455
Huang Hsiang Construction Company	20,000	50,114
Hufvudstaden AB	14,497	185,207
Hysan Development Company Limited	117,533	566,419
IGB Corporation Bhd	149,784	116,289
IJM Land Bhd	40,400	27,910
Immoeast AG Interim Shares †(a)	15,082	0
Immofinanz AG	87,053	351,538
Immofinanz AG Interim Shares †(a)	19,870	0
Indiabulls Real Estate Limited	43,692	55,142
Interchina Holdings Company †	960,000	53,263
IVG Immobilien AG †	4,150	10,120
Jones Lang LaSalle Incorporated	34,355	2,817,454
K Wah International Holdings Limited	157,159	77,665
Kenedix Incorporated †	127	21,584
Keppel Land Limited	137,030	404,152
Kerry Properties Limited	145,053	740,219
KLCC Property Holdings Bhd	105,300	199,186
Kowloon Development Company Limited	45,000	53,186
Kungsleden	18,987	93,888
KWG Property Holding Limited	268,500	193,661
Land and Houses PCL	380,700	119,705
Lend Lease Corporation Limited	94,398	847,218
Leopalace21 Corporation †	28,000	87,972
Longfor Properties Company Limited	306,000	586,715
LSR Group OJSC GDR Register Shares	15,800	66,360
Medinet Nasr Housing †	3,076	10,279
Megaworld Corporation	2,758,000	169,298

WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO	PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)

Security name	Shares	Value
Real Estate Management & Development (continued)
Midland Holdings Limited	56,000	$25,940
Mitsubishi Estate Company Limited	264,189	5,092,452
Mitsui Fudosan Company Limited	168,000	3,503,269
Mobimo Holding AG	799	187,873
Multiplan Empreendimentos NPV	17,800	491,483
New World China Land Limited	526,000	253,152
New World Development Limited	715,969	1,134,435
Nomura Real Estate Holding Incorporated	16,600	286,752
NTT Urban Development Corporation	162	137,170
Palm Hills Developments SAE †	46,809	14,630
Peet Limited †	21,691	23,655
Poly Hong Kong Investments Limited †	346,000	239,292
Prelios SpA †	11,055	950
Prince Housing & Development Corporation	198,000	138,342
PSP Swiss Property AG	3,653	341,767
PT Bumi Serpong Damai Tbk	2,777,000	350,255
PT Lippo Karawaci Terbuka Tbk	4,995,500	557,167
Radium Life Tech Company Limited	78,542	50,687
Renhe Commercial Holdings Company Limited †«	1,212,000	64,899
Robinsons Land Company	372,100	172,900
Ruentex Development Company Limited	130,211	247,837
Savills plc	10,369	74,325
Shimao Property Holding Limited	283,500	575,765
Shoei Company Limited «	53,200	355,592
Shui On Land Limited	548,756	276,849
Singapore Land Limited	14,000	78,339
Sino Land Company	496,647	897,146
Sino-Ocean Land Holdings Limited	758,170	573,260
SM Prime Holdings Incorporated	1,536,054	584,519
SOHO China Limited	374,000	282,302
SP Setia Bhd	168,100	168,114
Sumitomo Real Estate Sales Company Limited	2,360	101,488
Sumitomo Realty & Development Company Limited	91,000	2,476,048
Sun Hung Kai Properties Limited	285,847	4,182,479
Sun Hung Kai Properties Limited ADR	3,148	46,087
Suruga Corporation †(a)	600	0
Swire Pacific Limited A Shares	120,000	1,470,930
Swire Pacific Limited B Shares	195,000	448,866
Swire Properties Limited	200,183	659,941
Swiss Prime Site AG	4,996	401,642
TA Global Bhd	34,080	2,635
Talaat Moustafa Group †	108,625	68,968
Tian An China Investment	224,097	148,045
TOC Company Limited	13,900	74,192
Tokyo Tatemono Company Limited †	70,000	279,372
Tokyu Land Corporation	85,000	498,029
Tokyu Livable Incorporated	600	8,494
UEM Land Holdings Bhd †	413,675	287,147
Unitech Limited †	203,870	118,810
United Energy Group Limited †	1,044,000	185,895
United Industrial Corporation Limited	40,000	90,447
United Overseas Land Limited	101,000	481,583
Wharf Holdings Limited	287,500	2,212,765
Wheelock & Company	145,000	703,466
Wheelock Properties (Singapore) Limited	39,000	59,110
Wing Tai Holdings Limited	27,730	39,644
Yanlord Land Group Limited †	61,000	71,965

		77,497,234

REITs : 4.88%
Abacus Property Group	33,487	71,641
Activia Properties Incorporated	33	204,561
Advance Residence Investment Corporation	177	371,242
Alexandria Real Estate Equities Incorporated	50,159	3,406,799

PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO

Security name	Shares	Value
REITs (continued)
American Campus Communities Incorporated «	203,359	$8,907,124
American Capital Agency Corporation	251,300	7,928,515
American Realty Capital Trust Incorporated	379,364	4,423,384
American Tower Corporation	89,722	6,722,869
AMP NZ Office Trust	80,730	66,275
ANF Immobilier	43	1,488
Annaly Capital Management Incorporated	129,653	1,908,492
Apartment Investment & Management Company Class A	285,700	7,162,499
Ardent Leisure Group	53,538	79,897
Ascendas REIT	349,000	686,220
AvalonBay Communities Incorporated	21,900	2,886,201
Babcock & Brown Japan Property Trust	1,780	5,573
Befimmo S.C.A. Sicafi	897	55,997
BioMed Realty Trust Incorporated	369,086	7,112,287
Blife Investment Corporation	22	168,132
Boardwalk REIT	1,855	120,374
Boston Properties Incorporated	32,789	3,365,135
Brandywine Realty Trust «	343,320	4,095,808
BRE Properties Incorporated	150,755	7,334,231
British Land Company plc	76,726	676,096
Bunnings Warehouse Property Trust	64,135	142,564
Calloway REIT	3,667	104,471
Camden Property Trust «	66,800	4,388,760
Canadian Apartment Properties	5,440	131,105
Canadian REIT	4,006	167,644
CapitaCommerical Trust	360,464	478,414
CapitaMall Trust	468,636	794,754
Cathay No.1 REIT	400,000	237,351
CBL & Associates Properties Incorporated «	379,568	8,544,076
CDL Hospitality Trusts	83,000	130,899
CFS Retail Property Trust	446,611	904,201
Champion REIT	571,653	287,663
Charter Hall Group	33,586	110,409
Chimera Investment Corporation	755,673	2,070,544
Cofinimmo SA	1,966	222,449
Colonial Properties Trust «	198,116	4,041,566
Commonwealth Property Office Fund	430,109	457,839
Commonwealth REIT	200,412	3,032,234
Corio NV	8,986	402,667
Corporate Office Properties Trust	189,500	4,676,860
Cousins Properties Incorporated	7	57
Cromwell Group	240,353	208,191
CYS Investments Incorporated «	422,525	5,404,095
DA Office Investment Corporation	60	193,898
DCT Industrial Trust Incorporated «	638,220	3,988,875
DDR Corporation «	174,504	2,671,656
Derwent Valley Holdings plc	8,011	265,039
Dexus Property Group	914,608	959,257
DiamondRock Hospitality	467,133	4,082,742
Digital Realty Trust Incorporated	100,322	6,474,782
Douglas Emmett Incorporated	255,140	5,794,229
Duke Realty Corporation	198,400	2,678,400
EastGroup Properties Incorporated	57,275	2,994,337
Emlak Konut GYO AS	155,837	244,197
Equity Lifestyle Properties Incorporated	76,225	5,003,409
Equity Residential Corporation	65,500	3,635,905
Essex Property Trust Incorporated «	29,109	4,089,523
Eurocommercial Properties NV	1,873	73,029
Extra Space Storage Incorporated	203,500	7,153,025
Federal Realty Investment Trust	52,701	5,483,012
Fonciere des Regions	2,553	214,293
Franklin Street Properties Corporation «	172,748	1,995,239
Frontier Real Estate Investment Corporation	32	273,670
Fukuoka REIT Corporation	14	102,748
Gecina SA	2,316	255,996

WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO	PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)

Security name	Shares	Value
REITs (continued)
General Growth Properties Incorporated	59,900	$1,160,263
Global One Real Estate Investment Corporation	14	84,746
Golden Land Property Development PCL †	273,900	70,059
Goodman Group	267,328	1,288,903
Goodman Property Trust	95,603	80,055
GPT Group	304,105	1,107,600
Granite Real Estate Incorporated	8,300	307,401
Great Portland Estates plc	28,410	214,158
H&R REIT	6,468	151,388
Hammerson plc	65,021	490,865
Hankyu REIT Incorporated	23	110,069
Hatteras Financial Corporation	234,787	6,259,421
HCP Incorporated	60,304	2,716,695
Health Care REIT Incorporated	187,302	11,030,215
Healthcare Realty Trust Incorporated	205,882	4,910,286
Heiwa Real Estate REIT Incorporated «	82	53,715
Henderson Investments Limited	18,000	1,370
Home Properties Incorporated	97,905	5,765,625
Hospitality Properties Trust	295,821	6,715,137
ICADE	2,399	216,685
Industrial & Infrastructure Fund Investment Corporation	24	185,455
ING Office Fund	109,870	332,515
Inmuebles Carso SAB de CV †	62,977	50,982
Invesco Mortgage Capital Incorporated	276,300	5,849,271
Japan Excellent Incorporated	23	128,623
Japan Hotel REIT Investment Corporation	337	98,482
Japan Logistics Fund Incorporated	29	253,642
Japan Prime Realty Investment Corporation «	149	440,665
Japan Real Estate Investment Corporation	95	933,463
Japan Rental Housing Investment Incorporated	139	91,897
Japan Retail Fund Investment Corporation	395	718,748
K-REIT Asia	131,000	132,009
Kenedix Realty Investment	52	172,524
Kilroy Realty Corporation «	145,095	6,543,785
Kimco Realty Corporation «	299,380	5,766,059
Kiwi Income Property Trust	152,397	146,379
Klepierre	9,609	368,411
Land Securities Group plc	73,977	957,660
Lexington Corporate Properties Trust «	355,158	3,405,965
Liberty International plc	53,384	295,503
Liberty Property Trust «	86,432	3,010,427
Macerich Company	106,328	6,007,532
Mack-Cali Realty Corporation	57,908	1,463,914
Macquarie Countrywide Trust	30,315	113,259
Macquarie MEAG Prime REIT	132,000	81,648
Mapletree Logistics Trust	194,609	176,975
Mercialys SA	3,326	70,724
MFA Mortgage Investments Incorporated	855,743	7,196,799
MID REIT Incorporated	22	54,870
Mid-America Apartment Communities Incorporated	80,650	5,026,108
Mirvac Group	603,654	926,060
Mori Hills REIT Corporation	52	265,567
Mori Trust Sogo REIT Incorporated	33	277,018
National Retail Properties Incorporated «	258,954	7,955,067
Nippon Accommodations Fund Incorporated	38	271,050
Nippon Building Fund Incorporated	111	1,162,043
Nomura Real Estate Office Fund	52	311,300
Nomura Real Estate Residential REIT	25	140,414
Omega Healthcare Investors Incorporated «	260,174	5,963,188
ORIX JREIT Incorporated	41	205,162
Parkway Life REIT	33,000	57,857
Piedmont Office Realty Trust Incorporated «	124,200	2,192,130
Plum Creek Timber Company	118,800	5,090,580
Post Properties Incorporated	106,346	5,224,779
Premier Investment Company	43	156,487

PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO

Security name	Shares	Value
REITs (continued)
Primaris Retail REIT	9,400	$217,080
Prologis Incorporated	100,084	3,396,851
Public Storage Incorporated Class D	32,497	4,570,378
Realty Income Corporation «	98,151	3,992,783
Redwood Trust Incorporated	189,771	3,172,971
Regency Centers Corporation «	66,183	3,100,674
RioCan REIT	11,888	322,766
Segro plc	77,485	293,349
Senior Housing Properties Trust	422,489	9,442,629
Shaftesbury plc	17,198	152,786
Shopping Centres Australasia Property Group †	46,863	70,914
Simon Property Group Incorporated	67,786	10,312,284
SL Green Realty Corporation	74,200	5,593,196
Societe Immobiliere de Location Pour L’industrie et le Commerce	577	64,731
Sovran Self Storage Incorporated	70,500	4,356,195
Starwood Property Trust Incorporated	321,000	7,338,060
Stockland Australia	404,430	1,430,793
Sunstone Hotel Investors Incorporated †	327,446	3,379,243
Suntec REIT	384,000	509,651
Taubman Centers Incorporated	49,273	3,817,179
The Link REIT	434,352	2,356,649
Tokyu REIT Incorporated	24	129,265
Top REIT Incorporated	21	94,129
Two Harbors Investment Corporation	713,400	8,075,688
Unibail-Rodamco SA	9,447	2,217,063
United Urban Investment Corporation	354	401,516
Vastned Retail NV	1,059	45,987
Vornado Realty Trust	37,800	2,889,054
Washington Real Estate Investment Trust «	158,775	4,115,448
Wereldhave NV	2,570	157,762
Westfield Group	395,511	4,300,908
Westfield Retail Trust	509,630	1,590,230
Weyerhaeuser Company	67,300	1,854,788

		380,097,566

Thrifts & Mortgage Finance : 0.29%
Astoria Financial Corporation «	199,608	1,862,343
Capitol Federal Financial Incorporated	348,415	4,142,654
First Niagara Financial Group Incorporated	259,445	1,956,215
Genworth Mortgage Insurance Canada Incorporated	2,068	42,990
Home Capital Group Incorporated	2,379	130,045
Hudson City Bancorp Incorporated	349,661	2,818,268
LIC Housing Finance Limited	56,590	276,422
New York Community Bancorp Incorporated «	323,038	4,202,724
People’s United Financial Incorporated	258,341	3,149,177
Washington Federal Incorporated	254,909	4,096,388

		22,677,226

Health Care : 9.05%

Biotechnology : 1.51%
Acorda Therapeutics Incorporated †	78,742	1,982,724
Actelion Limited	11,077	548,650
Alexion Pharmaceuticals Incorporated †	43,608	4,187,240
Algeta ASA †	6,224	168,004
Alkermes plc «†	291,328	5,625,544
Amgen Incorporated	102,482	9,100,402
Ariad Pharmaceuticals Incorporated «†	326,300	7,296,068
Basilea Pharmaceuticals Limited †	184	8,419
Biocon Limited	8,634	45,476
Biogen IDEC Incorporated †	53,707	8,007,177
BioMarin Pharmaceutical Incorporated «†	98,697	4,796,674

WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO	PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)

Security name	Shares	Value
Biotechnology (continued)
Biota Pharmaceuticals Incorporated «	2,052	$9,029
Celgene Corporation †	96,462	7,580,949
Cepheid Incorporated «†	129,654	4,203,383
CK Life Sciences International Holdings Incorporated	702,000	61,593
CSL Limited	96,161	5,188,280
Cubist Pharmaceuticals Incorporated †	125,300	5,088,433
Dendreon Corporation «†	297,052	1,321,881
Genmab AS †	1,600	21,268
Grifols SA †	12,814	409,882
Grifols SA B Shares †	5,215	127,169
Incyte Corporation «†	256,700	4,517,920
Intercell AG †	1,885	4,057
Medivation Incorporated «†	144,600	7,540,890
Mesoblast Limited †«	31,890	199,682
Nicox SA †	1,380	4,237
Onyx Pharmaceuticals Incorporated †	52,037	3,927,232
PDL BioPharma Incorporated «	334,968	2,646,247
Pharmacyclics Incorporated †	97,600	5,177,680
Regeneron Pharmaceutical Incorporated «†	61,613	10,877,775
Savient Pharmaceuticals Incorporated †	2,670	3,204
Seattle Genetics Incorporated «†	201,900	5,110,089
Sino Biopharmaceutical Limited	368,000	177,110
Takara Bio Incorporated	800	7,395
Theravance Incorporated «†	134,200	3,016,816
United Therapeutics Corporation «†	37,105	1,949,868
Vertex Pharmaceuticals Incorporated †	176,438	7,020,468
Zeltia SA †	7,262	11,664

		117,970,579

Health Care Equipment & Supplies : 1.48%
Alere Incorporated †	181,664	3,360,784
Ansell Limited	25,765	416,769
Baxter International Incorporated	72,800	4,824,456
bioMerieux SA	1,765	165,366
Biosensors International Group Limited †	199,000	189,935
Boston Scientific Corporation †	1,043,800	5,782,652
C.R. Bard Incorporated	62,294	6,167,729
CareFusion Corporation †	163,258	4,558,163
Cochlear Limited	10,052	790,966
Coloplast AS Class B	2,115	493,695
Cooper Companies Incorporated	38,308	3,636,962
DiaSorin SpA	1,623	59,989
Edwards Lifesciences Corporation †	94,591	8,207,661
Elekta AB Class B	35,308	510,249
Essilor International SA Cie Generale d’Optique	19,946	1,926,103
Fisher & Paykel Healthcare Corporation	81,387	171,046
Fresenius SE & Company KGaA	12,083	1,396,710
Fukuda Denshi Company Limited	1,200	34,776
Getinge AB	18,499	596,397
GN Store Nord	30,664	433,261
Golden Meditech Company Limited	40,467	3,968
Haemonetics Corporation †	50,346	4,079,536
Hogy Medical Company Limited	2,000	98,138
Hologic Incorporated †	194,700	3,714,876
IDEXX Laboratories Incorporated «†	45,237	4,228,302
Intuitive Surgical Incorporated †	9,042	4,783,218
JEOL Limited †	3,000	6,514
Masimo Corporation	102,080	2,115,098
Medtronic Incorporated	135,723	5,715,296
Nagaileben Company Limited	8,000	111,118
Nakanishi Incorporated	1,300	131,680
Nihon Kohden Corporation	8,300	272,354
Nikkiso Company Limited	14,000	148,092
Nipro Corporation	14,600	106,620

PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO

Security name	Shares	Value
Health Care Equipment & Supplies (continued)
Nobel Biocare Holding AG	14,841	$117,229
NuVasive Incorporated †	81,373	1,181,536
Olympus Corporation †	43,700	728,908
Olympus Corporation ADR †	3,365	56,104
Paramount Bed Holdings Company Limited	2,300	74,411
Phonak Holding AG	4,488	490,111
ResMed Incorporated «	116,151	4,772,645
Shandong Weigao Group Medical Class H	404,000	417,543
Sirona Dental Systems Incorporated †	109,181	6,835,822
Smith & Nephew plc	83,542	880,043
Steris Corporation	139,112	4,753,457
Straumann Holding AG	989	115,474
Tecan Group AG	803	60,223
Teleflex Incorporated	80,231	5,551,985
Terumo Corporation	33,300	1,409,802
Thoratec Corporation †	115,430	4,293,996
TOA Medical Electronics Company	17,900	808,849
Top Glove Corporation Bhd	104,900	194,633
Varian Medical Systems Incorporated «†	91,076	6,298,816
Volcano Corporation †	105,200	2,867,752
West Pharmaceutical Services Incorporated	66,833	3,610,987
William Demant Holding AS †	3,503	284,573

		115,043,378

Health Care Providers & Services : 1.93%
Aetna Incorporated	44,700	1,930,593
Alfresa Holdings Corporation	10,400	436,514
AMERIGROUP Corporation †	95,800	8,796,356
AS ONE Corporation	600	12,519
Bangkok Chain Hospital PCL	590,310	178,882
Bangkok Dusit Medical Services PCL	109,900	401,069
BG Group plc	317,365	5,440,592
Brookdale Senior Living Incorporated †	192,300	4,915,188
Bumrungrad Hospital PCL	28,900	70,861
Cardinal Health Incorporated	42,900	1,735,305
Catamaran Corporation - Canada Exchange †	19,135	939,269
Celesio AG	9,643	163,788
Centene Corporation †	101,832	4,471,443
Chemed Corporation «	37,451	2,549,664
CIGNA Corporation	38,380	2,006,123
CML Healthcare Incorporated	5,496	36,074
Community Health Systems Incorporated †	62,000	1,826,520
Coventry Health Care Incorporated	98,609	4,307,241
DaVita Incorporated †	67,992	7,343,136
Express Scripts Holding Corporation †	184,084	9,912,923
Fresenius Medical Care AG & Company KGaA	19,133	1,313,846
Galenica AG	419	238,505
HCA Holdings Incorporated	21,200	673,100
Health Management Associates Incorporated Class A †	613,653	4,878,541
Henry Schein Incorporated «†	70,782	5,717,062
HMS Holdings Corporation «†	169,479	3,926,828
Humana Incorporated	21,469	1,404,287
Laboratory Corporation of America Holdings «†	78,371	6,629,403
Life Healthcare Group Holdings Limited	223,348	803,916
Lifepoint Hospitals Incorporated †	116,997	4,209,552
Magellan Health Services Incorporated †	53,757	2,788,913
McKesson Corporation	53,300	5,035,251
Medi-Clinic Corporation	133,758	726,684
Mediceo Paltac Holdings Company Limited	42,100	497,938
MEDNAX Incorporated «†	97,628	7,712,612
Message Company Limited «	22	62,689
Miraca Holdings Incorporated	10,200	413,890
Network Healthcare Holdings Limited	227,883	453,439
Nichii Gakkan Company	7,200	56,685

WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO	PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)

Security name	Shares	Value
Health Care Providers & Services (continued)
Omnicare Incorporated	87,505	$3,171,181
OPG Groep NV	3,172	53,403
Orpea	3,644	156,370
Otsuka Holdings Company Limited	98,700	2,929,810
Owens & Minor Incorporated «	152,000	4,161,760
Patterson Companies Incorporated	60,500	2,063,050
Pharmaniaga Bhd	3,366	9,102
Primary Health Care Limited	65,842	274,851
Ramsay Health Care Limited	24,522	680,213
Rhoen Klinikum AG	9,680	198,345
Ryman Healthcare Limited	50,212	172,306
Ship Healthcare Holdings Incorporated	6,600	205,442
Sinopharm Group Company Limited	177,600	551,119
Sonic Healthcare Limited	69,727	977,989
Southern Cross Healthcare Limited †(a)	2,071	0
Suzuken Company Limited	14,900	443,737
Tenet Healthcare Corporation †	249,404	7,222,740
Toho Pharmaceutical	10,500	200,740
TOKAI Corporation	2,600	68,221
United Drug plc (a)	34,039	141,397
UnitedHealth Group Incorporated	137,400	7,473,186
Universal Health Services Class B	64,900	2,925,043
VCA Antech Incorporated «†	210,100	4,365,878
Vital KSK Holdings Incorporated	23,100	224,737
WellCare Health Plans Incorporated †	84,600	4,083,642
WellPoint Incorporated	42,900	2,398,110

		150,169,573

Health Care Technology : 0.20%
Allscripts Healthcare Solutions Incorporated †	142,643	1,586,190
athenahealth Incorporated «†	70,663	4,500,526
Cerner Corporation †	119,662	9,240,300

		15,327,016

Life Sciences Tools & Services : 0.53%
Bio-Rad Laboratories Incorporated †	39,467	4,123,907
BTG plc †	17,150	98,092
Covance Incorporated †	43,937	2,504,848
Divi’s Laboratories Limited	12,947	282,028
Furiex Pharmaceuticals Incorporated †	4,299	83,659
Gerresheimer AG	3,694	189,311
Illumina Incorporated «†	101,157	5,433,142
Lonza Group AG	5,820	280,418
Mettler-Toledo International Incorporated †	25,260	4,725,893
Nordion Incorporated	2,000	13,288
PerkinElmer Incorporated	223,900	7,086,435
QIAGEN NV †	18,724	346,157
Techne Corporation	67,996	4,820,916
Thermo Fisher Scientific Incorporated	82,500	5,242,875
Waters Corporation †	72,165	6,101,551

		41,332,520

Pharmaceuticals : 3.40%
Abbott Laboratories	208,694	13,565,110
Alapis Holding Industrial & Commercial SA of Pharmaceutical Chemical Products †(a)	1,231	0
Allergan Incorporated	69,804	6,474,321
Almirall SA	1,065	9,862
Aspen Pharmacare Holdings Limited	77,630	1,366,279
Astellas Pharma Incorporated	89,000	4,502,093
AstraZeneca plc	120,375	5,721,159
Auxilium Pharmaceuticals Incorporated †	96,243	1,842,091

PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO

Security name	Shares	Value
Pharmaceuticals (continued)
Bayer AG	77,494	$7,009,589
Bristol-Myers Squibb Company	223,377	7,288,792
Cadila Healthcare Limited	9,434	145,139
Cardiome Pharma Corporation †	3,906	1,042
Celltrion Incorporated	29,730	713,838
China Shineway Pharmaceutical Group Limited	47,000	70,710
Chugai Pharmaceutical Company Limited	41,100	814,671
Cipla Limited India	109,734	836,496
Daiichi Sankyo Company Limited	121,600	1,876,329
Dainippon Sumitomo Pharma Company Limited «	27,900	328,295
Dong A Pharmaceutical Company Limited	947	94,013
Dr. Reddys Laboratories Limited	26,403	883,126
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	62,202	65,097
Eisai Company Limited	51,300	2,153,187
Elan Corporation plc †	41,387	415,536
Eli Lilly & Company	135,800	6,659,632
Endo Pharmaceuticals Holdings Incorporated †	85,961	2,463,642
Faes Farma SA	10,131	19,171
Financiere de Tubize «	2,881	124,397
Fuso Pharmaceutical Industries Limited	4,000	14,266
GlaxoSmithKline Pharmaceuticals Limited	11,256	424,229
GlaxoSmithKline plc	490,873	10,495,209
Glenmark Pharmaceuticals Limited	35,144	280,176
Green Cross Corporation	567	76,448
H. Lundbeck AS	7,172	119,902
Hikma Pharmaceuticals plc	10,618	128,353
Hisamitsu Pharmaceutical Company Incorporated	15,000	780,615
Hospira Incorporated †	131,977	3,932,915
Hua Han Bio-Pharmaceutical Holdings Limited	132,480	38,632
Ipsen	1,094	31,095
Jazz Pharmaceuticals plc †	91,491	4,929,535
Johnson & Johnson Services Incorporated «	370,576	25,840,264
Kaken Pharmaceutical Company Limited	14,000	219,252
Kissei Pharmaceutical Company Limited	7,200	135,030
Kyorin Company Limited	14,000	297,883
Kyowa Hakko Kogyo Company Limited	54,000	550,907
Lupin Limited	46,564	505,916
Meda AB Class A	25,008	257,472
Merck & Company Incorporated	405,058	17,944,069
Merck KGaA	5,583	746,791
Mochida Pharmaceutical Company Limited	15,000	200,886
Mylan Laboratories Incorporated †	298,600	8,115,948
Nichi-Iko Pharmaceutical Company Limited	4,600	90,957
Nicholas Piramal India Limited	11,648	106,619
Nippon Shinyaku Company Limited	9,000	110,160
Novartis AG	251,316	15,553,008
Novo Nordisk AS Class B	40,808	6,480,848
Ono Pharmaceutical Company Limited	19,500	1,068,023
Orion Oyj Class A	2,073	55,215
Orion Oyj Class B	6,483	173,604
Perrigo Company «	71,813	7,432,646
Pfizer Incorporated	1,003,950	25,118,829
Pharmaxis Limited †	22,924	29,904
PT Kalbe Farma Tbk	4,452,500	478,040
Questcor Pharmaceuticals Incorporated «	117,100	3,038,745
Ranbaxy Laboratories Limited †	34,908	323,538
Recordati SpA	6,569	54,976
Richter Gedeon plc	3,533	580,043
Roche Holding AG	2,539	506,047
Roche Holding AG Genusschein	67,552	13,296,088
Rohto Pharmaceutical Company Limited	17,000	216,740
Salix Pharmaceuticals Limited «†	97,333	4,170,719
Sanofi-Aventis ADR	17,805	794,459
Sanofi-Aventis SA	103,985	9,285,426
Santen Pharmaceutical Company Limited	14,800	634,658

WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO	PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)

Security name	Shares	Value
Pharmaceuticals (continued)
Sawai Pharmaceutical Company Limited	2,300	$248,317
Seikagaku Corporation	5,500	59,447
Shanghai Pharmaceuticals Holding Company Limited	103,900	194,657
Shionogi & Company Limited	55,700	943,255
Shire Limited plc	57,867	1,674,373
Sigma Pharmaceuticals Limited	257,710	181,539
Sihuan Pharmaceutical Holdings Group limited	563,000	231,732
Stada Arzneimittel AG	5,207	154,672
Sun Pharmaceutical Industries Limited	80,181	1,046,355
Taisho Pharmaceutical Holding Company Limited	12,000	883,605
Takeda Pharmaceutical Company Limited	139,700	6,388,900
Tanabe Seiyaku Company Limited	44,600	605,415
Teva Pharmaceutical Industries Limited	88,283	3,586,670
The United Laboratories International Holdings Limited †	52,500	25,944
Towa Pharmaceutical Company Limited	1,100	59,047
Triyards Holdings Limited †	7,100	4,159
Tsumura & Company	11,100	360,597
UCB SA	8,399	476,749
Valeant Pharmaceuticals International Incorporated †	28,257	1,574,211
Viropharma Incorporated «†	134,900	3,344,171
VIVUS Incorporated «†	197,000	2,226,100
Watson Pharmaceuticals Incorporated †	105,000	9,241,050
Yuhan Corporation	1,877	293,809
Zeria Pharmaceutical Company Limited	6,000	92,873

		265,006,349

Industrials : 12.08%

Aerospace & Defense : 1.13%
Alliant Techsystems Incorporated	78,200	4,692,000
B/E Aerospace Incorporated †	83,100	3,935,616
BAE Systems plc	307,386	1,611,883
Bharat Electronics Limited	2,301	50,180
Bombardier Incorporated Class A	12,300	44,576
Bombardier Incorporated Class B «	143,159	505,852
CAE Incorporated	20,200	200,912
Chemring Group plc	8,445	33,298
China Rongsheng Heavy Industry Group Company Limited «	450,000	73,740
Cobham plc	107,360	364,655
Elbit Systems Limited	1,785	66,764
Engility Holdings Incorporated «†	34,193	627,783
Esterline Technologies Corporation †	60,560	3,702,638
European Aeronautic Defence & Space Company NV	42,626	1,435,271
Exelis Incorporated	447,205	5,053,417
Finmeccanica SpA †	24,043	126,390
General Dynamics Corporation	44,126	2,934,379
Hong Kong Aircraft Engineering Company Limited	10,000	136,513
L-3 Communications Holdings Incorporated	71,000	5,456,350
Lockheed Martin Corporation «	35,800	3,340,140
Meggitt plc	63,189	394,222
MTU Aero Engines Holdings	4,407	391,979
Northrop Grumman Corporation	32,851	2,191,162
Orbital Sciences Corporation «†	141,300	1,849,617
Precision Castparts Corporation	32,496	5,959,441
QinetiQ plc	51,946	164,703
Raytheon Company	42,700	2,439,451
Rockwell Collins Incorporated «	104,600	5,981,028
Rolls Royce Holdings plc	173,435	2,474,424
Saab AB	5,318	103,509
Safran SA	29,204	1,196,031
Singapore Technologies Engineering Limited	264,000	793,774
Spirit AeroSystems Holdings Incorporated †	264,800	4,170,600
Teledyne Technologies Incorporated †	72,254	4,552,002
Thales SA	9,751	350,712

PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO

Security name	Shares	Value
Aerospace & Defense (continued)
TransDigm Group Incorporated	35,740	$4,861,355
Ultra Electronics Holdings	5,405	141,238
United Technologies Corporation	187,559	15,025,351
Zodiac Aerospace SA	3,466	387,212

		87,820,168

Air Freight & Logistics : 0.57%
Bollore Investissement	935	321,454
C.H. Robinson Worldwide Incorporated	132,023	8,151,100
Deutsche Post AG	87,857	1,823,629
Expeditors International of Washington Incorporated «	172,156	6,442,078
FedEx Corporation	66,300	5,935,839
Freightways Limited	37,588	134,232
Glovis Company Limited	4,581	998,399
Goodpack Limited	41,000	64,829
Hub Group Incorporated Class A †	66,901	2,165,585
Kintetsu World Express Incorporated	4,600	139,002
Mainfreight Limited	9,747	89,620
Oesterreichische Post AG	4,954	199,280
Panalpina Welttransport Holdings AG	1,522	138,946
PostNL †	25,238	85,767
Singapore Post Limited	397,000	375,664
The Shibusawa Warehouse Company Limited	2,000	5,823
TNT Express NV	39,387	384,186
Toll Holdings Limited	126,473	613,740
United Parcel Service Incorporated Class B	160,700	11,748,777
UTI Worldwide Incorporated	248,307	3,506,095
Yamato Holdings Company Limited	77,700	1,163,120

		44,487,165

Airlines : 0.40%
Air China	534,000	357,599
Air France-KLM †	16,025	146,890
Airasia Bhd	365,000	342,216
Alaska Air Group Incorporated †	138,398	5,916,515
All Nippon Airways Company Limited	306,000	657,027
Asiana Airlines †	21,610	120,338
Cathay Pacific Airways Limited	167,000	293,481
China Airlines †	594,775	239,515
Chorus Aviation Incorporated	63	244
Deutsche Lufthansa AG	24,014	398,513
easyJet plc	15,677	179,712
Eva Airways Corporation †	355,165	205,980
International Consolidated Airlines - United Kingdom Exchange †	72,922	197,096
JetBlue Airways Corporation «†	544,379	2,798,108
Korean Air Lines Company Limited †	7,869	326,649
LAN Airlines SA	66,322	1,461,718
Malaysian Airline System Bhd †	46,134	13,128
Qantas Airways Limited †	166,030	229,581
Ryanair Holdings plc ADR	16,200	557,766
SAS AB †	22,716	23,729
Singapore Airlines Limited	90,200	791,448
Southwest Airlines Company	546,600	5,209,098
Thai Airways International PCL †	76,300	54,447
Turk Hava Yollari Anonim Ortakligi †	95,852	282,162
United Continental Holdings Incorporated «†	244,500	4,943,790
US Airways Group Incorporated «†	388,800	5,011,632
Virgin Australia Holdings Limited	177,317	81,421
Virgin Australia International Holdings †(a)	177,317	0
WestJet Airlines Limited	11,787	223,079

		31,062,882

WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO	PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)

Security name	Shares	Value
Building Products : 0.49%
A.O. Smith Corporation «	76,200	$4,796,790
Aica Kogyo Company Limited	12,200	209,561
Asahi Glass Company Limited	214,000	1,630,278
Assa Abloy AB Class B	30,983	1,120,880
Bunka Shutter Company Limited	3,000	13,465
Central Glass Company Limited	31,000	91,381
Cersanit-Krasnystaw SA †	26,430	12,496
China National Building Material Company Limited	618,000	806,968
Compagnie de Saint-Gobain	44,910	1,791,949
Daikin Industries Limited	52,900	1,663,332
Dynasty Ceramic PCL	101,100	147,417
Fortune Brands Home & Security Incorporated †	128,405	3,850,866
Geberit AG	3,443	727,462
GWA International Limited	47,168	83,682
Hastie Group Limited †(a)	2,554	0
Hills Industries Limited	20,176	18,950
JS Group Corporation	51,100	1,082,315
Kaba Holding	154	62,733
KCC Corporation	1,033	272,834
Kingspan Group plc	16,453	174,179
Lennox International Incorporated	91,658	4,820,294
Lindab International AB	10,324	71,983
Masco Corporation	262,678	4,455,019
Nibe Industrier AB B Shares NPV	13,413	189,502
Nichias Corporation	17,000	81,252
Nippon Sheet Glass Company Limited	143,000	159,592
Nitto Boseki Company Limited	27,000	91,709
Noritz Corporation	6,700	115,412
Owens Corning Incorporated †	87,200	3,015,376
Rockwool International AS A Shares	100	10,495
Rockwool International AS B Shares	400	42,083
Sankyo-Tateyama Holdings Incorporated	46,000	94,305
Sanwa Shutter Corporation	36,000	145,424
Sekisui Jushi Corporation	2,000	19,288
Taiwan Glass Industrial Corporation	343,581	324,021
Takara Standard Company Limited	24,000	177,303
Takasago Thermal Engineering Company	10,000	73,876
TOTO Limited	64,000	437,872
Trakya Cam Sanayi AS †	30,523	36,726
Ultratech Cement Limited GDR	1,352	48,254
Uponor Oyj	2,800	35,250
USG Corporation «†	174,900	4,692,567
Vanachai Group PCL	331,800	47,570
Wienerberger AG	10,742	87,176

		37,829,887

Commercial Services & Supplies : 1.19%
ABM Industries Incorporated «	120,774	2,304,368
Aeon Delight Company Limited	8,900	183,215
Aggreko plc	25,249	902,904
Asahi Holdings Incorporated	8,000	135,379
Avery Dennison Corporation «	71,100	2,378,295
Babcock International Group plc	33,488	534,650
Brambles Limited	295,290	2,231,111
Brink’s Company	114,300	3,138,678
Bureau Veritas SA	5,895	654,050
Cabcharge Australia Limited	26,928	108,755
Cintas Corporation «	79,100	3,277,904
Clean Harbors Incorporated †	93,204	5,338,725
Copart Incorporated †	88,890	2,685,367
Dai Nippon Printing Company Limited	113,000	845,769
Daiseki Company Limited	6,700	89,404
Davis Service Group plc	8,093	75,204
De La Rue plc	11,470	176,875

PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO

Security name	Shares	Value
Commercial Services & Supplies (continued)
Deluxe Corporation «	121,038	$3,485,894
Downer EDI Limited †	76,754	282,755
Dun & Bradstreet Corporation «	37,095	2,937,182
Duskin Company Limited	8,400	158,350
Edenred	13,908	423,713
Equifax Incorporated	88,200	4,519,368
G4S plc	126,965	502,847
Gategroup Holding AG	1,692	41,629
GEO Group Incorporated «	147,100	4,148,220
Hays plc	95,742	119,340
Herman Miller Incorporated	139,500	2,946,240
HNI Corporation «	108,500	3,231,130
HomeServe plc	13,090	50,270
IHS Incorporated Class A †	39,923	3,678,505
Intertek Group plc	15,050	745,072
Intrum Justitia AB	10,031	140,966
Itoki Corporation	1,000	5,192
KEPCO Plant Service & Engineering Company Limited	3,274	180,201
Kokuyo Company Limited	16,700	130,464
Kyodo Printing Company Limited	6,000	16,522
Loomis AB	8,827	125,373
Marfin Investment Group SA †	31,243	12,840
Matsuda Sangyo Company Limited	1,800	22,294
MEITEC Corporation	7,200	159,486
Michael Page International plc	20,623	117,726
Mine Safety Appliances Company	74,300	2,873,924
Mineral Resources Limited	22,318	194,946
Mitie Group	40,984	176,238
Mitsubishi Pencil Company Limited	3,600	62,624
Moshi Moshi Hotline Incorporated	8,300	118,305
Nippon Kanzai Company Limited	500	9,037
Nissha Printing Company Limited †«	3,900	42,721
Okamura Corporation	13,000	96,197
Oyo Corporation	1,000	11,524
Parexel International Corporation †	2,000	64,580
Park24 Company Limited	21,100	356,295
Pilot Corporation	29	54,141
Pitney Bowes Incorporated «	147,600	1,651,644
PMP Limited	14,400	2,555
Poyry Oyj	835	3,366
Programmed Maintenance Services Limited	9,887	19,862
Progressive Waste Solutions Limited «	12,017	249,207
Prosegur Compania de Seguridad SA	26,730	146,355
Randstad Holdings NV	8,837	287,382
Regus plc	29,594	46,466
Relo Holdings Incorporated	2,000	75,211
Rentokil Initial plc	129,934	187,356
Republic Services Incorporated	35,200	1,002,144
Resources Connection Incorporated	100,500	1,166,805
Ritchie Bros Auctioneers Incorporated «	6,229	142,470
Robert Half International Incorporated	99,500	2,811,870
RPS Group plc	38,863	132,187
RR Donnelley & Sons Company «	123,500	1,160,900
S1 Corporation Incorporated (Korea)	4,378	277,352
SAI Global Limited	30,137	135,239
Salmat Limited	5,981	15,292
Sato Corporation	7,500	120,822
Secom Company Limited	40,800	2,088,627
Securitas AB	25,461	199,185
SEEK Limited	58,955	420,219
Serco Group plc	48,699	426,787
SGS SA	519	1,164,348
Shanks Group plc	6,285	8,111
Societe BIC SA	2,766	345,703
Sohgo Security Services Company Limited	15,700	206,451

WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO	PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)

Security name	Shares	Value
Commercial Services & Supplies (continued)
Stantec Incorporated	3,535	$132,596
Stericycle Incorporated «†	70,431	6,583,186
Taiwan Secom Company Limited	64,000	137,234
Teleperformance	6,361	221,380
Temp Holdings Company Limited	5,500	67,987
Tomra Systems ASA	7,776	63,971
Toppan Forms Company Limited	6,500	60,715
Toppan Printing Company Limited	113,000	699,096
Transcontinental Incorporated Class A	3,424	32,987
Transfield Services Limited	59,595	105,729
Transpacific Industries Group Limited †	162,245	121,063
Uchida Yoko Company Limited	2,000	5,338
United Stationers Incorporated «	97,000	2,976,930
USG People NV	2,957	21,059
Waste Connections Incorporated	241,848	7,961,636
Waste Management Incorporated	53,853	1,753,992

		92,741,579

Construction & Engineering : 0.79%
Abengoa SA	2,020	5,548
Abengoa SA B Shares †	8,080	21,385
Actividades de Construccion y Servicios SA	12,721	271,906
AECOM Technology Corporation †	83,200	1,879,488
Aecon Group Incorporated	8,690	92,906
Aegion Corporation «†	94,049	1,939,290
Aker Solutions ASA	17,388	327,227
Arcadis NV	6,310	146,486
Ausenco Limited	9,573	25,276
Aveng Limited	81,611	247,025
Balfour Beatty plc	61,174	253,160
Bilfinger Berger AG	3,681	359,768
Bodycote plc	11,594	76,642
Bouygues SA	20,929	516,757
Budimex SA	489	9,892
Cardno Limited	32,497	201,787
Carillion plc	47,881	223,310
CH Karnchang PCL	184,900	55,428
China Communications Construction Company Limited	1,015,779	925,318
China Railway Construction Corporation Limited «	282,500	314,934
China Railway Group Limited Class H	552,000	321,220
China State Construction International Holdings Limited	316,000	399,169
Chiyoda Corporation	31,000	446,000
Chudenko Corporation	3,900	35,624
Chugai Ro Company Limited	3,000	7,788
Cintra Concesiones de Infraestructuras de Transporte SA	38,349	568,324
Comsys Holdings Corporation	25,400	298,570
CTCI Corporation	200,000	381,359
Daelim Industrial Company Limited	5,332	388,507
Daewoo Engineering & Construction Company Limited †	57,764	506,772
Dialog Group Bhd	359,032	288,194
Doosan Heavy Industries & Construction Company Limited	13,384	502,433
Eiffage SA	4,842	193,641
EMCOR Group Incorporated	130,632	4,291,261
FLSmidth & Company AS	5,428	310,750
Fluor Corporation	137,400	7,293,192
Fomento de Construcciones y Contratas SA	2,658	31,582
Gamuda Bhd	314,200	377,278
Granite Construction Incorporated	85,200	2,607,120
GS Engineering & Construction Corporation	8,962	441,955
Hellenic Technodomiki Tev SA †	6,620	14,895
Hibiya Engineering Limited	2,000	21,835
Hochtief AG †	4,214	224,921
Housing & Construction Holdings Limited	10,493	20,297
Housing Development Finance Corporation	325,744	5,051,293

PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO

Security name	Shares	Value
Construction & Engineering (continued)
Hyundai Development Company	11,203	$214,159
Hyundai Engineering & Construction Company Limited	15,750	989,057
IJM Corporation Bhd	221,620	360,891
Impregilo SpA	13,306	54,892
Imtech NV	9,742	217,923
Interserve plc	5,387	31,407
IRB Infrastructure Developers Limited	22,390	55,713
Italian-Thai Development PCL †	82,400	10,632
JGC Corporation	47,000	1,547,947
Kajima Corporation	186,000	534,749
Kandenko Company Limited	15,000	65,324
KBR Incorporated	108,400	3,013,520
KEPCO Engineering & Construction Company Incorporated	1,785	101,873
Kier Group plc	2,848	53,843
Kinden Corporation	32,000	191,763
Koninklijke Bam Groep NV	27,683	107,073
Koninklijke Boskalis Westminster NV	5,881	248,233
Kvaerner ASA	10,061	30,017
Kyowa Exeo Corporation	21,600	218,267
Kyudenko Corporation	2,000	8,977
Lanco Infratech Limited †	198,580	50,927
Larsen & Toubro Limited	24,964	765,465
Larsen & Toubro Limited SP GDR	19,347	594,146
Leighton Holdings Limited	28,368	510,091
Macmahon Holdings Limited	83,787	23,609
Maeda Corporation	23,000	102,954
Maeda Road Construction Company Limited	10,000	135,743
Malaysia Marine and Heavy Engineering	135,600	196,725
Mirait Holdings Corporation	21,600	169,268
Monadelphous Group Limited	13,349	303,278
Murray & Roberts Holdings Limited †	50,932	122,884
NCC AB	8,600	167,002
NEC Networks & System Integration Corporation	3,600	64,414
Nippo Corporation	8,000	92,000
Nippon Densetsu Kogyo Company Limited	8,000	69,970
Nippon Koei Company Limited	7,000	23,606
Nishimatsu Construction Company Limited	77,000	127,967
Obayashi Corporation	135,000	637,047
Obrascon Huarte Lain SA	2,064	53,512
Okumura Corporation	26,000	86,420
Orascom Construction Industries †	19,126	677,907
Outotec Oyj	3,997	210,843
Peab AB	21,523	97,921
Penta-Ocean Construction Company Limited «	35,500	89,143
Polimex Mostostal SA †«	86,564	15,657
Power Line Engineering PCL	244,400	15,290
Punj Lloyd Limited	22,537	22,539
PYI Corporation Limited	111,318	2,499
Sacyr Vallehermoso SA †	7,402	13,208
Samsung Engineering Company Limited	7,013	1,049,181
Sanki Engineering Company Limited	2,000	9,438
Shaw Group Incorporated †	129,609	5,823,332
Shimizu Corporation	138,000	415,163
Sho-Bond Holdings Company Limited	3,300	99,639
Sino Thai Engineering & Construction PCL	291,300	227,801
Skanska AB	34,816	553,113
SNC-Lavalin Group Incorporated «	14,400	571,158
Socam Development Limited	34,063	36,304
Strabag SE	1,052	27,740
Taihei Dengyo Kaisha Limited	2,000	11,791
Taikisha Limited	8,000	155,177
Taisei Corporation	206,000	559,762
Tekfen Holding AS	24,015	88,703
Toa Corporation	31,000	47,007
Toda Corporation	49,000	119,476

WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO	PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)

Security name	Shares	Value
Construction & Engineering (continued)
Toenec Corporation	2,000	$10,724
Tokyo Energy & Systems Incorporated	1,000	4,622
Tokyu Construction Company Limited	3,880	7,437
Toshiba Plant Systems & Services Corporation	6,000	80,063
Totetsu Kogyo Company Limited	5,900	68,852
Toyo Engineering Corporation	20,000	80,791
United Construction Group Limited	30,880	343,855
United Engineers	59,000	129,543
URS Corporation	56,500	2,128,920
Vinci SA	53,749	2,371,470
Voltas Limited	51,077	101,694
WS Atkins plc	5,238	64,451
YIT Oyj	11,040	204,890
Yokogawa Bridge Holdings Corporation	2,000	14,630

		61,822,535

Electrical Equipment : 0.83%
ABB Limited	217,672	4,242,102
ABB Limited (India)	14,757	193,541
Acuity Brands Incorporated «	83,122	5,498,520
Alstom SA	17,642	642,097
AMETEK Incorporated	199,568	7,449,873
Areva T&D India Limited	5,981	21,738
Babcock & Wilcox Company	233,218	5,874,761
Bekaert SA	3,186	75,993
Bharat Heavy Electricals limited	169,878	731,885
Brady Corporation Class A	95,400	3,047,076
China High Speed Transmission Equipment Group Company Limited †	130,000	43,276
Chiyoda Integre Company Limited	1,900	19,245
Cosel Company Limited	2,700	33,867
Crompton Greaves Limited	60,032	126,200
Daihen Corporation	18,000	51,750
Denyo Company Limited	3,200	35,364
Elswedy Cables Holding Company	9,692	35,272
Fuji Electric Holdings Company Limited	96,000	204,961
Fujikura Limited	48,000	135,088
Furukawa Electric Company Limited †	135,000	257,112
Futaba Corporation	3,800	40,934
Gamesa Corporation Tecnologica SA «	8,248	17,699
GrafTech International Limited «†	304,335	2,952,050
GS Yuasa Corporation «	62,000	239,922
Hitachi Cable Limited †«	28,000	38,721
Huber & Suhner AG	893	38,497
Idec Corporation	4,700	40,937
Johnson Electric Holdings Limited	219,000	147,503
Legrand SA	21,504	870,894
Lite-On IT Corporation	51,980	42,938
LS Cable Limited	3,836	334,767
LS Industrial Systems Company Limited	3,641	245,457
Mabuchi Motor Company Limited	5,800	244,144
Mitsubishi Electric Corporation	408,000	3,177,485
Neo Neon Holdings Limited †	163,500	41,771
Nexans SA	1,685	78,431
NGK Insulators Limited	58,000	620,562
Nidec Copal Corporation	2,800	22,927
Nidec Corporation	23,604	1,431,673
Nippon Signal Company Limited	4,700	31,130
Nissin Electric Company Limited	8,000	42,991
Nitto Kogyo Corporation	9,700	137,319
Nordex AG †	816	3,114
Ormat Industries	3,095	17,198
Polypore International Incorporated «†	91,400	3,751,970
Prysmian SpA	18,370	347,377
Q-Cells AG †	3,594	187

PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO

Security name	Shares	Value
Electrical Equipment (continued)
Regal-Beloit Corporation	81,771	$5,703,527
Roper Industries Incorporated	80,445	8,972,031
Samsung Electro-Mechanics Company Limited	11,541	1,124,418
Sanyo Denki Company Limited	6,000	33,044
Schneider Electric SA	54,148	3,805,617
SGL Carbon AG	3,056	122,812
Shihlin Electric	118,000	146,007
Showa Electric Wire	10,000	7,521
Silitech Technology Corporation	35,029	60,765
Solarworld AG «	3,922	5,060
Suzlon Energy Limited †	89,769	32,264
TECO Electric & Machinery Company Limited	303,000	220,570
Toyo Tanso Company Limited	1,300	24,680
Ushio Incorporated	20,000	228,301
Vestas Wind Systems AS †«	15,405	73,933
Walsin Lihwa Corporation †	600,000	188,339
Ya Hsin Industrial Company Limited †(a)	40,000	0
Zhuzhou CSR Times Electric Company Limited	98,000	297,154

		64,724,362

Industrial Conglomerates : 1.22%
Aboitiz Equity Ventures Incorporated	548,400	661,191
Aditya Birla Nuvo Limited	13,276	260,029
Alfa SA de CV	608,100	1,266,184
Antarchile SA	32,607	503,732
Berjaya Corporation Bhd	359,200	64,992
Bidvest Group Limited	63,926	1,508,629
Boustead Holdings Bhd	80,800	136,893
CITIC Pacific Limited	268,000	338,536
CJ Corporation	4,217	418,643
Clal Industries and Investments	2,926	10,415
Compagnie Industriali Riunite	19,942	21,734
CSR Limited	78,315	157,738
Danaher Corporation	132,594	7,156,098
DCC plc - Ireland Exchange	6,622	199,804
DCC plc - United Kingdom Exchange	2,629	79,495
Delek Group Limited	312	70,043
Discount Investment Corporation †	1,353	4,483
DMCI Holdings Incorporated	161,600	216,573
Dogan Sirketler Grubu Holdings †	88,596	42,641
Doosan Corporation	2,874	335,745
Empresas Copec SA	108,110	1,494,815
Enka Insaat Ve Sanayi AS	138,195	368,138
Fraser & Neave Limited	208,000	1,605,243
Gallant Venture Limited †	21,000	4,559
General Electric Company	1,419,207	29,987,844
Gentex Corporation «	103,820	1,842,805
Grupo Carso SAB de CV	77,277	319,601
Haw Par Corporation Limited	14,000	73,062
Hitachi Limited	882,000	5,092,885
Hong Leong Asia Limited	11,000	14,735
Hutchison Whampoa Limited	437,000	4,493,936
Jaiprakash Associates Limited	205,052	362,455
Jardine Matheson Holdings Limited	55,669	3,285,584
Jardine Strategic Holdings Limited	39,310	1,337,326
JG Summit Holdings	527,200	462,863
Katakura Industries Company Limited	1,000	8,213
Keihan Electric Railway Company Limited	92,000	430,788
Keppel Corporation Limited	270,051	2,369,528
Koc Holding AS	200,930	919,835
Koninklijke Philips Electronics NV	95,516	2,467,077
KOPEX SA †	1,096	6,156
LG Corporation	27,849	1,671,686
Malaysian Resources Corporation Bhd	265,450	141,469

WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO	PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)

Security name	Shares	Value
Industrial Conglomerates (continued)
Miramar Hotel & Investment Company Limited	9,000	$11,775
MMC Corporation Bhd	109,200	96,636
NWS Holdings Limited	255,495	416,693
Orkla ASA	89,395	727,539
Quinenco SA	50,608	150,472
Rheinmetall Berlin	3,555	164,572
Samsung Techwin Company Limited	9,105	487,685
Shanghai Industrial Holdings Limited	103,000	336,901
Siemens AG	83,338	8,594,954
Siemens India Limited	21,727	267,858
Sime Darby Bhd	515,140	1,520,127
SK Corporation	6,862	1,137,488
SM Investments Corporation	52,375	1,123,328
Smiths Group plc	35,162	616,866
Sonae SGPS SA	38,828	29,491
Textron Incorporated «	224,500	5,273,505
Thyssenkrupp AG	36,326	735,586
Tokai Holdings Corporation	26,800	102,408
Wendel	3,495	327,862
Yazicilar Holding AS	37,489	337,786

		94,673,733

Machinery : 2.92%
Aalberts Industries NV	10,766	203,585
AG Growth International Incorporated	1,000	32,144
AGCO Corporation †	71,500	3,299,725
Aida Engineering Limited	2,700	19,292
Airtac International Group	15,000	79,249
Alfa Laval AB	28,699	564,201
Amada Company Limited	76,000	433,311
Amano Corporation	9,700	86,369
Andritz AG	5,906	376,372
Asahi Diamond Industrial Company Limited	12,000	110,778
ASAHI INTECC Company Limited	2,300	83,144
Ashok Leyland Limited	317,592	165,817
Asian Insulators PCL	395,800	90,922
Atlas Copco AB Class A	67,808	1,746,833
Atlas Copco AB Class B	33,986	784,094
ATS Automation Tooling Systems Incorporated †	4,800	41,073
Austal Limited †	9,718	5,274
Bando Chemical Industries Limited	15,000	47,310
Bradken Limited	23,580	114,674
Briggs & Stratton Corporation «	114,560	2,324,422
Bucher Industries AG	862	161,666
Cargotec Corporation	2,050	51,616
Caterpillar Incorporated	146,100	12,453,564
Chart Industries Incorporated «†	58,700	3,550,176
CKD Corporation	5,000	29,599
Clarcor Incorporated «	98,438	4,565,554
Colfax Corporation «†	2,664	103,869
Construcciones y Auxiliar de Ferrocarriles SA	139	63,697
Cosco Corporation Singapore Limited «	120,000	87,498
CSBC Corporation Taiwan	43,102	26,481
Cummins India Limited	39,777	354,918
Daido Metal Company Limited	17,000	129,508
Daifuku Company Limited	14,500	90,235
Deere & Company	88,900	7,472,045
Donaldson Company Incorporated	112,000	3,760,960
Doosan Infracore Company Limited †	16,140	242,208
Dover Corporation	134,500	8,552,855
Eaton Corporation «	44,700	2,331,552
Ebara Corporation	76,000	292,255
FANUC Limited	37,400	6,306,302
Flowserve Corporation	40,900	5,666,695

PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO

Security name	Shares	Value
Machinery (continued)
Fuji Machine Manufacturing Company Limited	5,900	$92,327
Fujitec Company Limited	13,000	91,939
Furukawa Company Limited †	61,000	52,538
GEA Group AG	16,445	537,362
Georg Fischer AG	456	169,026
Gildemeister AG	3,643	70,121
Glory Limited	11,500	254,455
Graco Incorporated	48,400	2,391,444
Haitian International Holdings Limited	106,000	128,428
Hanjin Heavy Industries & Construction Company Limited †	3,253	37,702
Hanjin Heavy Industries & Construction Holdings Company Limited	2,009	12,857
Harsco Corporation	158,200	3,187,730
Hexagon AB	23,900	591,272
Hino Motors Limited	62,000	532,492
Hisaka Works Limited	5,000	46,097
Hitachi Construction Machinery Company Limited	18,600	325,587
Hitachi Metals Limited	29,000	215,297
Hitachi Zosen Corporation	106,500	136,944
Hiwin Technologies Corporation	53,550	392,585
Hoshizaki Electric Company Limited	12,000	326,512
Hosokawa Micron Corporation	4,000	22,175
Hyundai Heavy Industries Company Limited	9,121	1,777,283
Hyundai Mipo Dockyard Company Limited	2,652	276,747
IDEX Corporation	163,663	7,356,652
Illinois Tool Works Incorporated	57,400	3,534,118
IMI plc	33,411	564,200
Industrea Limited (a)	51,946	68,848
Ingersoll-Rand plc	38,000	1,853,640
Iseki & Company Limited	22,000	54,710
Ishikawajima-Harima Heavy Industries Company Limited	262,000	581,622
Jain Irrigation Systems Limited	39,865	49,763
Jain Irrigation Systems Limited (Differential Voting Rights)	1,993	1,310
Japan Steel Works	72,000	396,531
Jaya Holdings Limited †	61,000	27,986
JTEKT Corporation	42,100	340,130
Juki Corporation	7,000	7,897
Kawasaki Heavy Industries Limited	295,000	683,508
Kaydon Corporation	72,600	1,671,978
KCI Konecranes Oyj «	3,753	121,634
Kitz Corporation	9,000	41,596
Komatsu Limited	187,030	4,190,507
Komori Corporation	6,600	50,680
Kone Oyj	19,229	1,440,478
Krones AG	626	35,769
Kubota Corporation	224,865	2,386,812
Kurita Water Industries Limited	20,000	435,495
Kyokuto Kaihatsu Kogyo Company	6,900	64,116
Lincoln Electric Holdings Incorporated	68,282	3,244,078
Lonking Holdings Limited «	385,000	87,927
Makino Milling Machine Company Limited	25,000	133,135
Makita Corporation	25,400	1,070,722
Makita Corporation ADR	1	42
MAN AG	6,208	652,365
Manitowoc Company Incorporated «	316,746	4,751,190
Max Company Limited	6,000	72,639
Meidensha Corporation	31,000	98,526
Melrose Industries plc	114,459	390,784
Metso Oyj	12,945	486,718
Meyer Burger Technology AG †«	5,526	36,017
Minebea Company Limited «	73,000	263,007
Mitsubishi Heavy Industries Limited	642,000	2,982,786
Mitsui Engineering & Shipbuilding Company Limited	101,000	133,548
Miura Company Limited	5,000	122,885
Morgan Crucible Company	21,660	84,570
Mori Seiki Company Limited	14,400	99,569

WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO	PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)

Security name	Shares	Value
Machinery (continued)
Morita Holdings Corporation	7,000	$66,828
Mueller Industries Incorporated	75,100	3,586,776
Nabtesco Corporation	18,100	358,992
Nachi-Fujikoshi Corporation	35,000	120,580
Namura Shipbuilding Company Limited	1,000	2,972
Navistar International Corporation «†	191,421	3,906,903
Nippon Sharyo Limited	14,000	56,893
Nippon Thompson Company Limited	6,000	22,054
Nippon Valqua Industries Limited	4,000	10,335
Nitta Corporation	3,300	49,799
Nitto Kohki Company Limited	2,300	48,882
NKT Holding AS	1,131	37,619
Nordson Corporation	110,742	6,776,303
NORITAKE Company Limited	17,000	40,420
NSK Limited	90,000	534,967
NTN Corporation «	80,000	165,949
OILES Corporation	2,380	47,204
Okuma Corporation	20,000	115,970
Organo Corporation	1,000	6,102
OSG Corporation	16,700	226,286
Oshkosh Corporation †	67,400	1,978,190
Pall Corporation	92,900	5,525,692
Pentair Limited	154,164	7,475,412
Robbins & Myers Incorporated «	83,600	4,965,840
Rotork plc	7,725	306,940
Ryobi Limited	20,000	45,612
Samsung Heavy Industries Company Limited	39,520	1,330,290
Sandvik AB	105,184	1,572,223
Sany Heavy Equipment International Holdings Company Limited	183,000	89,491
Sasebo Heavy Industries Company Limited	4,000	3,736
Scania AB Class B	29,534	613,021
Schindler Holding AG	2,474	345,992
Schindler Holding AG (Participation Certificate)	5,042	707,305
SembCorp Industries Limited	165,000	700,229
SembCorp Marine Limited	147,200	549,920
Shima Seiki Manufacturing Limited	4,400	68,054
Shin Zu Shing Company Limited	13,649	44,582
Shinmaywa Industries Limited	11,000	66,452
Singamas Container Holding	180,000	43,663
Sinotruk Hong Kong Limited	86,000	57,147
Sintokogio Limited	5,500	37,429
SKF AB Class A	976	23,456
SKF AB Class B	35,091	843,870
SMC Corporation	13,000	2,195,184
Snap-On Incorporated	114,194	9,071,571
Spirax-Sarco Engineering plc	8,094	283,087
STX Corporation Company Limited	5,248	38,384
Sulzer AG	2,037	315,431
Sumitomo Heavy Industries Limited	107,000	449,105
Tadano Limited	18,000	133,633
TAKUMA Company Limited	14,000	71,838
Tata Motors Limited ADR «	10,088	252,906
Terex Corporation «†	264,500	6,398,255
The Middleby Corporation «†	36,800	4,687,952
The Timken Company	56,600	2,549,830
Thermax India Limited	11,575	125,485
THK Company Limited	22,600	388,478
Tocalo Company Limited	1,100	17,827
Torishima Pump Manufacturing Company Limited	1,300	9,162
Toro Company	115,270	5,171,012
Toromont Industries Limited	4,043	79,326
Toshiba Machine Company Limited	18,000	79,044
Trelleborg AB Class B	32,656	387,012
Trinity Industries Incorporated	189,079	6,007,040
Tsubakimoto Chain Company	21,000	113,617

PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO

Security name	Shares	Value
Machinery (continued)
Tsugami Corporation	18,000	$111,360
Tsukishima Kikai Company Limited	5,000	42,215
Union Tool Company	500	7,855
United Tractors	352,380	626,266
Vallourec SA	10,878	564,905
Valmont Industries Incorporated	19,177	2,678,260
Volvo AB Class A	43,600	616,646
Volvo AB Class B	141,316	2,001,854
Vossloh AG	978	93,920
Wabtec Corporation	93,990	7,953,434
Wartsila Oyj	17,118	721,984
WEG SA	59,000	752,410
Weir Group plc	23,430	709,476
Woodward Governor Company	118,700	4,340,859
Xylem Incorporated	136,524	3,561,911
Yangzijiang Shipbuilding Holdings Limited	343,000	262,744
Zardoya-Otis SA	10,396	142,371
Zoomlion Heavy Industry Class H «	306,400	394,159

		227,225,438

Marine : 0.14%
A P Moller Maersk AS Class A	40	270,558
A P Moller Maersk AS Class B	129	921,123
China Cosco Holdings Company Limited †	368,000	168,563
Chinese Maritime Transport Limited	6,000	7,538
Compagnie Maritime Belge SA	227	4,275
Daewoo Shipbuilding & Marine Engineering Company Limited	28,300	635,074
Daiichi Chuo Kisen Kaisha †«	12,000	9,608
DS Norden AS	1,300	34,402
Evergreen Marine Corporation (Taiwan) Limited †	333,298	196,166
Hanjin Shipping Company Limited †	16,785	163,533
Hanjin Shipping Holding Company †	11,912	59,623
Hyundai Merchant Marine Company Limited †	9,308	195,125
Iino Kaiun Kaisha Limited	9,500	29,502
Inui Steamship Company Limited †	1,100	2,802
Kawasaki Kisen Kaisha Limited †«	148,000	195,694
Kirby Corporation «†	44,018	2,547,762
Kuehne & Nagel International AG	4,678	563,359
Malaysian Bulk Carriers Bhd	14,000	6,172
Matson Incorporated «	101,877	2,343,171
MISC Bhd †	211,200	279,307
Mitsui OSK Lines Limited	216,000	542,391
Neptune Orient Lines Limited †«	184,000	164,313
Nippon Yusen Kabushiki Kaisha	308,000	653,848
Orient Overseas International Limited	30,500	193,621
Precious Shipping PCL	70,800	30,682
Regional Container Lines PCL †	73,800	16,592
Shih Wei Navigation Company Limited	31,652	23,423
Shinwa Kaiun Kaisha Limited †	2,000	2,329
Shipping Corporation of India Limited †	33,100	32,403
Shun Tak Holdings Limited	294,250	138,199
Sincere Navigation Corporation	128,800	115,705
STX Offshore & Shipbuilding Company Limited	6,438	41,023
STX Pan Ocean Company Limited-Korea Exchange	3,981	10,717
STX Pan Ocean Company Limited-Singapore Exchange	9,000	28,830
Taiwan Navigation Company Limited	20,000	16,934
Thoresen Thai Agencies PCL	81,840	41,867
U-Ming Transport Corporation	113,000	180,270
Wan Hai Lines Limited †	209,212	117,013
Yang Ming Marine Transport †	285,357	120,315

		11,103,832

WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO	PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)

Security name	Shares	Value
Professional Services : 0.31%
Acacia Research-Acacia Technologies †	97,600	$2,169,648
ADECCO SA	12,375	611,472
Arkema SA	5,927	606,263
Capita plc	61,090	746,300
Corporate Executive Board Company	65,800	2,816,240
DS Smith plc	99,241	343,915
Heidelberger Druckmaschinen AG †	10,670	13,585
KANEKA Corporation	60,000	301,328
Manpower Incorporated	58,400	2,244,896
Nielsen Holdings NV †	98,118	2,778,702
Towers Watson & Company Class A	112,275	5,937,102
Verisk Analytics Incorporated Class A †	115,424	5,752,732

		24,322,183

Road & Rail : 1.07%
Asciano Group	170,137	772,364
Canadian National Railway Company «	43,800	3,939,288
Canadian Pacific Railway Limited	15,500	1,446,469
Central Japan Railway Company	36,000	2,851,701
ComfortDelGro Corporation Limited	275,000	387,514
Container Corporation of India	8,679	148,227
CSX Corporation	132,900	2,626,104
DSV AS	17,460	412,127
East Japan Railway Company	76,100	4,994,250
Evergreen International Storage & Transport Corporation	124,000	83,865
Firstgroup plc	54,848	163,974
Fukuyama Transporting Company Limited	29,000	146,346
Genesee & Wyoming Incorporated «†	85,140	6,210,963
Go-Ahead Group plc	3,179	62,749
Hertz Global Holdings Incorporated †	219,500	3,432,980
Hitachi Transport System Limited	6,900	102,033
J.B. Hunt Transport Services Incorporated	72,314	4,299,067
Kansas City Southern	90,518	7,073,982
Keihin Electric Express Railway Company Limited	89,000	817,286
Keio Corporation	101,000	740,025
Keisei Electric Railway Company Limited	59,000	498,138
Kintetsu Corporation	316,000	1,257,330
Knight Transportation Incorporated	141,200	2,122,236
Korea Express Company Limited †	1,506	154,376
Landstar System Incorporated «	91,594	4,631,909
Maruzen Showa Unyu Company Limited	3,000	8,479
MTR Corporation Limited	233,208	931,303
Nagoya Railroad Company Limited	143,000	381,634
Nankai Electric Railway Company Limited	92,000	418,512
National Express Group plc	29,635	82,615
Nippon Express Company Limited	175,000	628,374
Nippon Konpo Unyu Soko Company Limited	10,400	127,800
Nishi-Nippon Railroad Company Limited	75,000	311,154
Norfolk Southern Corporation	40,700	2,457,466
Odakyu Electric Railway Company Limited	115,000	1,173,227
Old Dominion Freight Line Incorporated †	138,653	4,636,556
QR National Limited	282,760	1,065,268
Ryder System Incorporated	37,136	1,747,992
Sagami Railway Company Limited	68,000	224,371
Sankyu Incorporated	56,000	228,253
SBS Transit Limited	1,684	2,000
Senko Company Limited	15,000	62,959
SMRT Corporation Limited	98,000	137,293
Stagecoach Group plc	49,321	231,133
Tobu Railway Company Limited	186,000	961,194
Tokyu Corporation	203,000	1,041,657
TransForce Incorporated	6,211	113,734
Transport International Holdings Limited	24,000	49,485
Union Pacific Corporation	105,900	13,002,402

PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO

Security name	Shares	Value
Road & Rail (continued)
Werner Enterprises Incorporated «	112,274	$2,435,223
West Japan Railway Company	36,100	1,442,949

		83,278,336

Trading Companies & Distributors : 0.84%
Adani Enterprises Limited	63,989	282,036
Air Lease Corporation «†	131,629	2,928,745
Alesco Corporation Limited	3,463	6,957
Applied Industrial Technologies Incorporated	82,400	3,298,472
Ashtead Group plc	39,588	243,048
Barloworld Limited	44,693	365,923
BayWa AG	313	13,773
Bunzl plc	31,676	522,215
Daewoo International Corporation	5,822	214,793
Emeco Holdings Limited	72,033	38,714
Fastenal Company «	58,624	2,451,069
Finning International Incorporated	13,600	311,608
GATX Corporation	112,234	4,728,418
Grafton Group plc	8,472	40,988
Hanwa Company Limited	31,000	102,287
Inaba Denki Sangyo Company Limited	2,200	62,423
Itochu Corporation	301,400	3,012,720
Iwatani International Corporation	49,000	183,078
Japan Pulp & Paper Company Limited	11,000	35,628
Kanematsu Corporation †	34,000	39,595
Kloeckner & Company †	4,899	51,596
Marubeni Corporation	331,000	2,180,300
Misumi Group Incorporated	15,400	405,386
Mitsubishi Corporation	314,400	5,953,520
Mitsubishi Corporation ADR	33	1,262
Mitsui & Company Limited	342,600	4,733,686
Mitsui & Company Limited ADR	263	73,111
MSC Industrial Direct Company	91,125	6,621,143
Nagase & Company Limited	24,600	266,785
Nichiden Corporation	3,600	88,215
Noble Group Limited	899,694	799,744
Okaya & Company Limited	5,500	59,447
Onoken Company Limited	700	5,469
Ramirent Oyj	11,459	82,414
Reece Australia Limited	7,324	162,803
Rexel SA	4,860	94,557
Russel Metals Incorporated	4,649	129,078
Samsung Corporation	31,134	1,707,863
Seven Network Limited	22,953	178,934
Shinwa Company Limited Nagoya	500	5,738
SIG plc	78,253	141,546
SK Networks Company Limited	23,850	182,149
Sojitz Corporation	187,100	236,045
Superior Plus Corporation «	4,592	46,227
Toyota Tsusho Corporation	42,800	985,436
Travis Perkins plc	20,695	369,364
Trusco Nakayama Corporation	3,400	58,237
United Rentals Incorporated «†	182,000	7,558,460
W.W. Grainger Incorporated	13,080	2,537,782
Watsco Incorporated «	58,195	4,172,000
WESCO International Incorporated «†	85,824	5,548,522
Wolseley plc	28,244	1,310,926
Yamazen Corporation	10,500	72,221
Yuasa Trading Company Limited	38,000	67,762

		65,770,218

WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO	PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)

Security name	Shares	Value
Transportation Infrastructure : 0.18%
Abertis Infraestructuras SA	36,273	$530,010
Aeroports de Paris	3,323	256,408
Airports of Thailand PCL	53,200	162,946
Ansaldo STS SpA	5,296	46,940
Atlantia SpA	25,715	439,115
Auckland International Airport Limited	159,507	350,939
Bangkok Expressway PCL	48,400	44,158
BBA Aviation plc	37,408	128,137
Beijing Capital International Airport Company Limited Class H	316,000	226,291
Bintulu Port Holdings Bhd	6,400	14,949
China Merchants Holdings International Company Limited	232,196	704,060
Cia de Concessoes Rodoviarias	193,720	1,664,498
Cosco Pacific Limited	333,290	470,464
Flughafen Wien AG	155	7,660
Flughafen Zuerich AG	455	201,060
Fraport AG	3,869	214,582
Gemina SpA †	107,844	116,343
GMR Infrastructure Limited †	111,348	38,075
Groupe Eurotunnel SA	46,174	348,239
Hamburger Hafen Und Logistik AG	1,110	25,047
Hankyu Hanshin Holdings Incorporated	223,000	1,176,745
Hopewell Highway Infrastructure Limited	67,500	36,841
Hutchison Port Holdings Trust	977,000	757,175
International Container Term Services Incorporated	134,600	233,715
Japan Airport Terminal Company Limited	10,800	121,710
Kamigumi Company Limited	48,000	370,910
Koninklijke Vopak NV	6,083	449,438
Macquarie Atlas Roads Limited †	53,146	88,741
Malaysia Airports Holdings Bhd	99,500	173,812
Mitsubishi Logistics Corporation	30,000	385,031
Mitsui-Soko Company Limited	9,000	27,949
Mundra Port & Special Economic Zone Limited	99,788	238,761
Nissin Corporation	4,000	9,559
Pacific Basin Shipping Limited	252,000	133,313
Port of Tauranga Limited	9,453	102,438
PT Jasa Marga Tbk	395,500	234,987
SEINO Holdings Company Limited	25,000	151,331
SIA Engineering Company	30,000	105,932
Singapore Airport Terminal Services Limited	108,666	252,836
Societa Iniziative Autostradali e Servizi SpA	1,409	12,131
Societe Des Autoroutes Paris-Rhin-Rhone	299	16,566
Sumitomo Warehouse Company Limited	17,000	73,828
Sydney Airport Holdings Limited	256,011	948,464
TAV Havalimanlari Holding AS	40,981	203,661
The Great Eastern Shipping Company Limited	13,632	63,568
Transurban Group	277,374	1,797,592
Veripos Incorporated †	2,340	6,940
Westshore Terminals Investment Corporation	8,100	241,447

		14,405,342

Information Technology : 14.40%

Communications Equipment : 1.26%
AAC Technologies Holdings Incorporated	146,500	550,070
Acme Packet Incorporated «†	114,800	2,290,260
Aiphone Company Limited	800	12,189
Alcatel SA †«	228,967	250,733
Arris Group Incorporated †	271,100	3,787,267
Aruba Networks Incorporated «†	204,800	3,989,504
Brocade Communications Systems Incorporated †	323,236	1,835,980
BYD Electronic International Company Limited	64,000	15,112
Cisco Systems Incorporated	1,201,149	22,713,728
Comba Telecom Systems Holdings Limited	120,212	43,275
Compal Communications Incorporated †	40,025	42,775

PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO

Security name	Shares	Value
Communications Equipment (continued)
D-Link Corporation	73,749	$44,675
Denki Kogyo Company Limited	2,000	8,953
EVS Broadcast Equipment SA	552	31,229
F5 Networks Incorporated †	63,138	5,914,768
FUJITSU General Limited	11,000	100,879
Harris Corporation «	83,300	3,925,929
Hitachi Kokusai Electric Incorporated	5,000	35,058
HTC Corporation	165,691	1,516,962
Icom Incorporated	600	12,643
InterDigital Incorporated «	84,132	3,590,754
Japan Radio Company Limited †	2,000	4,974
Juniper Networks Incorporated †	430,484	7,740,102
Motorola Solutions Incorporated	36,242	1,973,377
Polycom Incorporated †	134,990	1,411,995
QUALCOMM Incorporated	386,797	24,608,025
Research in Motion Limited †	42,015	490,214
Riverbed Technology Incorporated †	121,173	2,168,997
Spirent plc	75,771	182,823
Telefonaktiebolaget LM Ericsson Class A	3,200	29,098
Telefonaktiebolaget LM Ericsson Class B Shares	298,766	2,784,085
Tellabs Incorporated	826,664	2,942,924
Viasat Incorporated «†	76,500	2,924,595
VTech Holdings Limited	27,900	324,172
Zinwell Corporation	23,446	19,610

		98,317,734

Computers & Peripherals : 2.51%
3D Systems Corporation «†	93,500	4,180,385
Acer Incorporated †	625,517	544,695
Advantech Company Limited	109,701	409,670
Amtran Technology Company Limited	169,006	138,444
Apple Incorporated	212,888	124,599,089
Asustek Computer Incorporated	153,601	1,694,401
BenQ Corporation †	171,392	37,282
Catcher Technology Company Limited	145,614	746,764
Chicony Electronics Company Limited	184,242	431,847
Clevo Company	116,586	152,885
CMC Magnetics Corporation †	511,000	78,618
Compal Electronic Incorporated	929,754	628,818
Dell Incorporated	195,100	1,880,764
Diebold Incorporated	46,536	1,391,892
Eizo Nanao Corporation	1,900	29,387
Electronics For Imaging Incorporated †	111,378	2,044,900
Elitegroup Computer Systems	43,672	13,603
EMC Corporation †	469,320	11,648,522
Foxconn Technology Company Limited	246,520	861,216
Fujitsu Limited	355,000	1,343,604
Gemalto NV	6,728	618,632
Gigabyte Technology Company Limited	276,000	229,414
Hewlett-Packard Company «	261,515	3,397,080
Hon Hai Precision Industry Company Limited	2,176,726	6,982,545
Inventec Company Limited	871,583	328,486
Jess Link Products Company Limited †	37,143	30,618
Lenovo Group Limited	1,278,000	1,203,762
Lexmark International Incorporated «	168,300	4,094,739
Lite-On Technology Corporation	525,269	717,739
Logitech International SA «	18,355	129,537
Megachips Corporation	3,200	71,814
Melco Holdings Incorporated	2,000	37,096
Micro-Star International Company Limited	112,218	52,335
Mitac International Corporation	366,131	130,428
NEC Corporation †	451,149	788,081
NetApp Incorporated †	81,981	2,599,618
Pegatron Corporation †	375,150	489,371

WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO	PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)

Security name	Shares	Value
Computers & Peripherals (continued)
QLogic Corporation «†	225,700	$2,139,636
Quanta Computer Incorporated	656,766	1,650,166
Ritek Corporation †	272,159	27,634
Seagate Technology plc «	260,107	6,528,686
Seiko Epson Corporation «	26,800	156,700
Synaptics Incorporated «†	60,300	1,611,216
Toshiba Corporation	806,000	2,747,450
TPV Technology Limited	122,000	31,168
Wacom Company Limited	80	228,058
Western Digital Corporation	160,300	5,360,432
Wincor Nixdorf AG	1,542	64,967
Wistron Corporation	433,665	476,145

		195,780,339

Electronic Equipment, Instruments & Components : 1.27%
AGFA-Gevaert NV †	9,100	14,557
AGFA-Gevaert NV Strip VVPR †	2,275	3
Alpine Electronics Incorporated	3,700	31,284
ALPS Electric Company Limited	26,700	167,776
Amphenol Corporation Class A	132,434	8,200,313
Anixter International Incorporated «	52,141	3,184,772
Anritsu Corporation	23,000	295,469
Arisawa Manufacturing Company Limited	3,400	11,548
Arrow Electronics Incorporated †	77,214	2,876,994
AU Optronics Corporation †	1,793,319	762,287
Avnet Incorporated †	100,638	2,947,687
Benchmark Electronics Incorporated «†	126,804	1,970,534
Calcomp Electronics PCL	243,600	23,019
Canon Electronics Incorporated	2,400	51,590
Celestica Incorporated NPV †	22,738	168,243
Cheng Uei Precision Industry Company Limited	71,855	169,411
Chroma ATE Incorporated	84,624	195,147
Chunghwa Picture Tubes Limited †	608,075	18,836
Ciena Corporation «†	196,680	2,926,598
Citizen Holdings Company Limited	51,300	256,391
CMK Corporation	4,800	16,071
Cognex Corporation	78,300	2,804,706
Corning Incorporated	191,500	2,342,045
Daishinku Corporation	6,000	16,595
Delta Electronics Incorporated	457,531	1,637,751
Delta Electronics Thailand PCL	22,600	22,460
Digital China Holdings Limited	160,000	267,554
Dolby Laboratories Incorporated Class A «†	96,926	3,234,421
Electrocomponents plc	44,350	149,714
Enplas Corporation	3,900	170,789
ESPEC Corporation	3,600	26,989
Everlight Electronics Company Limited	83,210	95,370
Evertz Technologies Limited	1,640	26,762
FEI Company	74,700	4,110,741
Foxconn International Holdings Limited †	378,000	191,190
FUJIFILM Holdings Corporation	87,300	1,600,173
Hakuto Company Limited	4,800	43,554
Halma plc	39,753	278,072
Hamamatsu Photonics	13,400	472,214
Hana Microelectronics PCL	194,800	137,737
Hannstar Display Corporation †	806,481	70,228
Hioki EE Corporation	900	14,804
Hirose Electric Company Limited	6,300	716,856
Hitachi High Technologies Corporation	10,900	242,105
Horiba Limited	8,200	233,760
Hosiden Corporation	6,500	38,558
Hoya Corporation	78,500	1,507,436
Ibiden Company Limited	27,700	379,033
Ingenico SA	5,239	278,880

PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO

Security name	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Ingram Micro Incorporated Class A †	104,273	$1,689,223
Innolux Display Corporation †	1,542,746	690,290
Insight Enterprises Incorporated †	106,460	1,803,432
IPG Photonics Corporation «†	23,100	1,365,210
Itron Incorporated «†	77,562	3,397,216
Jabil Circuit Incorporated	133,500	2,536,500
Japan Aviation Electronics Industry Limited	9,000	74,459
Japan Cash Machine Company Limited	2,900	25,892
Ju Teng International Holdings Limited	76,000	30,890
Kaga Electronics Company Limited	3,800	34,711
Keyence Corporation	8,600	2,401,553
Kingboard Chemicals Holdings Limited	123,450	366,358
Kingboard Laminates Holdings Limited	121,000	53,083
KOA Corporation	3,700	27,873
Kudelski SA	2,324	23,373
Kuroda Electric Company Limited	3,100	32,867
Kyocera Corporation	36,400	3,351,441
Kyocera Corporation ADR	30	2,790
Laird Group plc	37,748	134,624
Largan Precision Company Limited	27,244	744,536
LG Display Company Limited †	47,620	1,521,588
LG Innotek Company Limited †	2,021	159,575
Littelfuse Incorporated «	41,451	2,392,137
Matsushita Electric Industrial Company Limited «	438,610	2,144,233
Mitsumi Electric Company Limited †	8,700	44,115
MMI Holdings Limited	225,444	529,224
Molex Incorporated	96,191	2,537,519
Muramoto Electron Thailand PCL	300	1,764
Murata Manufacturing Company Limited	39,200	2,220,707
Nan Ya Printed Circuit Board Corporation	26,197	31,107
Nichicon Corporation	9,200	66,962
Nihon Dempa Kogyo Company Limited	3,200	35,286
Nippon Chemi-Con Corporation †	17,000	29,284
Nippon Electric Glass Company Limited	80,000	456,117
Oki Electric Industry Company Limited †	109,000	104,458
Omron Corporation	39,304	871,091
Optex Company Limited	2,730	31,859
Osaki Electric Company Limited	5,000	25,717
Pan-International Industrial †	59,176	54,687
Plexus Corporation †	83,700	1,937,655
Premier Farnell plc	18,366	51,523
Ryosan Company Limited	4,200	68,119
Ryoyo Electro Corporation	800	7,550
Samart Corporation PCL	379,400	147,112
Samsung SDI Company Limited	7,773	1,116,222
Sanshin Electronics Company Limited	900	6,125
Shimadzu Corporation	48,000	306,278
Sintek Photronic Corporation †	188,000	60,307
SMK Corporation	11,000	27,488
Spectris plc	9,963	306,954
Star Micronics Company Limited	6,100	59,346
Synnex Technology International Corporation	261,462	498,554
Taiyo Yuden Company Limited	21,700	188,478
Tamura Corporation	16,000	34,743
TDK Corporation «	22,600	884,151
TE Connectivity Limited	53,646	1,887,803
Teikoky Tsushin Kogyo Company	2,000	3,348
TOKO Incorporated †	14,000	34,815
Topcon Corporation «	6,200	41,667
Toyo Corporation	3,700	42,146
TPK Holding Company Limited	51,033	815,010
Trimble Navigation Limited †	100,459	5,589,539
Tripod Technology Corporation	120,261	248,767
Truly International	22,000	3,917
Unimicron Technology Corporation	312,402	339,778

WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO	PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)

Security name	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Universal Display Corporation «†	79,300	$1,893,684
Venture Corporation Limited	49,000	313,928
Vishay Intertechnology Incorporated †	309,954	3,006,554
Vishay Precision Group †	200	2,440
Wasion Group Holdings Limited	28,000	13,223
WBL Corporation Limited	16,000	50,336
Wintek Corporation †	398,484	179,670
WPG Holdings Company Limited	352,227	466,136
Yageo Corporation †	587,000	179,207
Yamatake Corporation	10,300	213,409
Yaskawa Electric Corporation	38,000	303,318
Yokogawa Electric Corporation	41,400	438,433
Yokowo Company Limited	3,200	14,867
Young Fast Optoelectronics Company Limited	13,071	26,768

		99,252,146

Internet Software & Services : 1.69%
Access Company Limited †	32	23,757
Akamai Technologies Incorporated †	141,448	5,179,826
AOL Incorporated «	214,685	8,054,981
Baidu.com Incorporated ADR «†	54,988	5,295,894
Costar Group Incorporated †	52,600	4,568,836
Daum Communications Corporation	2,430	190,522
eAccess Limited	510	376,151
EarthLink Incorporated	253,093	1,670,414
eBay Incorporated †	259,308	13,696,649
Equinix Incorporated «†	39,372	7,313,743
G-Resources Group Limited †	4,605,000	216,875
Google Incorporated Class A †	60,142	42,001,369
Gourmet Navigator Incorporated	1,800	19,455
Gree Incorporated	21,300	370,266
IAC InterActive Corporation	64,340	3,033,631
Internet Initiative Japan Incorporated	4,200	103,376
J2 Global Incorporated «	102,648	3,104,076
Kakaku.com Incorporated «	6,300	216,814
LinkedIn Corporation «†	53,212	5,754,346
Mixi Incorporated	4	9,404
Monster Worldwide Incorporated «†	265,800	1,445,952
NetEase.com Incorporated ADR †	12,292	539,127
NHN Corporation	10,314	2,400,266
Open Text Corporation †	4,600	264,279
OpenTable Incorporated «†	44,600	2,002,094
Rackspace Hosting Incorporated †	86,704	5,992,980
Telecity Group plc	21,802	299,351
Tencent Holdings Limited	221,400	7,233,166
Tiscali SpA †	588	33
United Internet AG	13,768	308,610
ValueClick Incorporated «†	167,390	3,158,649
VeriSign Incorporated †	125,000	4,266,250
WebMD Health Corporation †	98,534	1,384,403
White Energy Company Limited †«	56,094	14,928
Yahoo! Japan Corporation	2,552	856,910

		131,367,383

IT Services : 2.43%
Acxiom Corporation †	179,619	3,177,460
Alliance Data Systems Corporation †	39,880	5,682,501
Amadeus IT Holding SA	32,197	751,635
Amdocs Limited	120,761	4,040,663
Atos Origin SA	4,678	332,124
Broadridge Finl Solutions Incorporated	91,913	2,170,066
Cap Gemini SA	14,926	631,861

PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO

Security name	Shares	Value
IT Services (continued)
CGI Group Incorporated †	22,100	$507,253
Cielo SA	92,764	2,415,910
Cognizant Technology Solutions Corporation Class A †	67,387	4,530,428
Computer Sciences Corporation	124,100	4,723,246
Computershare Limited	90,286	819,735
Convergys Corporation «	269,177	4,201,853
Corelogic Incorporated †	206,756	5,342,575
Digital Garage Incorporated	18	34,718
DST Systems Incorporated	26,500	1,527,460
Euronet Worldwide Incorporated «†	114,800	2,555,448
Fidelity National Information Services Incorporated	184,200	6,649,620
Fiserv Incorporated †	111,614	8,593,162
Gartner Incorporated †	74,600	3,571,848
HCL Technologies Limited	49,439	596,685
Hi Sun Technology China Limited †	309,000	26,713
Imagination Technologies Group plc †	20,088	130,796
Indra Sistemas SA	6,012	70,472
Ines Corporation	2,500	15,285
Infosys Technologies Limited	97,636	4,374,010
Infosys Technologies Limited ADR «	17,827	792,410
International Business Machines Corporation	243,946	46,366,816
Invensys plc	67,436	340,875
Iress Market Technology Limited	16,055	137,894
IT Holdings Corporation	24,806	303,624
Itochu Techno-Science Corporation	4,300	197,174
Lender Processing Services Incorporated	202,700	5,037,095
MasterCard Incorporated Class A	23,990	11,723,433
Maximus Incorporated	66,800	4,207,732
Mphasis Limited	22,655	161,661
NEC Fielding Limited	6,200	72,278
Net One Systems Company Limited	12,000	116,455
NeuStar Incorporated Class A †	54,300	2,182,860
Nihon Unisys Limited	9,400	67,391
Nomura Research Institute Limited	20,600	397,581
NS Solutions Corporation	2,600	48,982
NTT Data Corporation	228	660,477
OBIC Company Limited	1,450	321,714
Otsuka Corporation	4,000	317,341
Paychex Incorporated «	40,800	1,327,632
SAIC Incorporated	197,849	2,281,199
Satyam Computer Services Limited †	135,961	254,825
SK C&C Company Limited	4,185	383,775
SMS Management & Technology Limited	7,620	39,284
Softbank Corporation	164,300	6,158,634
Tata Consultancy Services Limited	100,665	2,431,727
Tech Mahindra Limited	3,875	62,697
Teradata Corporation †	138,701	8,249,935
TietoEnator Oyj	8,394	161,132
TKC AS	2,200	37,389
Total System Services Incorporated	126,250	2,771,188
Transcosmos Incorporated	4,400	45,743
Visa Incorporated «	118,711	17,772,224
Wex Incorporated «†	75,951	5,465,434
Wipro Limited	97,375	703,975
Wipro Limited ADR «	28,596	250,215
Wirecard AG	9,255	227,371

		189,551,699

Office Electronics : 0.22%
Ability Enterprise Company Limited	40,000	37,654
Brother Industries Limited	41,300	400,300
Canon Incorporated	228,300	7,984,338
Canon Incorporated ADR	7	246
Konica Minolta Holdings Incorporated	93,000	663,359

WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO	PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)

Security name	Shares	Value
Office Electronics (continued)
Neopost SA	3,201	$167,251
OCE NV †(a)	3,572	45,294
Ricoh Company Limited «	134,565	1,248,768
Riso Kagaku Corporation	3,700	69,839
Toshiba TEC Corporation	19,000	95,421
Xerox Corporation	961,539	6,548,081

		17,260,551

Semiconductors & Semiconductor Equipment : 2.64%
Advanced Micro Devices Incorporated «†	404,600	890,120
Advanced Semiconductor Engineering Incorporated	1,286,821	1,078,478
Advantest Corporation	28,500	380,300
Aixtron AG «	8,010	100,163
Alicorp	61,000	70,964
Analog Devices Incorporated	219,900	8,927,940
Applied Materials Incorporated	162,300	1,741,479
ARM Holdings plc	132,795	1,646,744
ASM International NV	4,894	171,534
ASM Pacific Technology	31,700	371,392
ASML Holding NV	31,438	1,964,218
Axell Corporation	1,400	32,777
Broadcom Corporation Class A	111,900	3,623,322
Cabot Microelectronics Corporation «	45,617	1,488,027
Cavium Incorporated †	97,765	3,444,261
Cree Incorporated «†	91,363	2,951,939
CSR plc	9,097	48,840
Cymer Incorporated †	61,006	5,350,226
Cypress Semiconductor Corporation	337,400	3,424,610
Dainippon Screen Manufacturing Company Limited «	36,000	197,392
Dialog Semiconductor plc †	8,213	167,111
Disco Corporation	5,400	287,245
Elan Microelectronics Corporation	44,000	68,376
Epistar Corporation	213,210	317,019
Fairchild Semiconductor International Incorporated †	303,182	4,044,448
Faraday Technology Corporation	23,527	31,824
Ferrotec Corporation	3,100	10,755
First Solar Incorporated «†	117,800	3,179,422
Formosa Sumco Technology Corporation †	12,600	13,487
Gintech Energy Corporation †	66,008	56,457
Global Unichip Corporation	4,386	14,945
Hittite Microwave Corporation «†	53,500	3,246,380
Hynix Semiconductor Incorporated †	117,517	2,648,026
Infineon Technologies AG	102,520	786,128
Inotera Memories Incorporated †	214,888	16,124
Integrated Device Technology Incorporated †	343,382	2,153,005
Intel Corporation	665,434	13,022,543
International Rectifier Corporation «†	166,000	2,835,280
Intersil Corporation Class A	305,379	2,177,352
King Yuan Electronics Company Limited	341,063	193,105
Kinsus Interconnect Technology Corporation	53,582	170,590
KLA-Tencor Corporation	122,500	5,570,075
Kontron AG	3,147	14,959
Linear Technology Corporation	169,400	5,622,386
LSI Corporation †	398,793	2,687,865
Macronix International	849,267	238,230
Marvell Technology Group Limited	356,400	3,022,272
Maxim Integrated Products Incorporated	214,900	6,272,931
Mediatek Incorporated	268,775	3,057,415
Mellanox Technologies Limited †	2,821	214,355
Microchip Technology Incorporated «	142,500	4,334,850
Micron Technology Incorporated †	748,500	4,476,030
Micronics Japan Company Limited †	600	2,103
Microsemi Corporation †	169,100	3,236,574
Mimasu Semiconductor Industry Company Limited	600	4,549

PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO

Security name	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Mitsui High-Tec Incorporated †	6,300	$45,931
MStar Semiconductor Incorporated	74,000	634,198
Nanya Technology Corporation †	1,805,367	80,780
Nidec Copal Electronics Corporation	7,000	34,900
Novatek Microelectronics Corporation Limited	119,790	482,392
OmniVision Technologies Incorporated «†	119,000	1,796,900
ON Semiconductor Corporation †	335,100	2,221,713
PMC-Sierra Incorporated †	496,333	2,556,115
Powertech Technology Incorporated	181,914	269,546
PV Crystalox Solar plc †	8,268	1,248
Radiant Opto Electronics Corporation	111,394	504,175
Realtek Semiconductor Corporation	98,456	198,579
Renesas Electronics Corporation †«	21,100	72,436
Renewable Energy Corporation ASA †	36,875	5,237
RF Micro Devices Incorporated «†	662,423	2,861,667
Richtek Technology Corporation	29,166	168,648
Rohm Company Limited	17,700	504,365
Samsung Electronics Company Limited	25,885	33,609,743
Sanken Electric Company Limited	16,000	61,721
Semiconductor Manufacturing International Corporation †	3,332,000	161,222
Semtech Corporation «†	126,600	3,462,510
Seoul Semiconductor Company Limited	9,698	202,853
Shindengen Electric Manufacturing Company Limited	9,000	24,892
Shinkawa Limited	2,200	9,661
Shinko Electric Industries	6,300	43,944
Silex Systems Limited †	14,168	46,575
Silicon Laboratories Incorporated «†	77,865	3,256,314
Siliconware Precision Industries Company	700,471	758,237
Sino-Tech International Holdings Limited †(a)	2,700,000	0
Soitec SA †	13,811	41,851
STMicroelectronics NV	66,138	421,478
Sumco Corporation †	14,300	99,919
Taiwan Semiconductor Manufacturing Company Limited	3,932,298	13,358,498
Teradyne Incorporated «†	449,108	7,024,049
Tessera Technologies Incorporated	124,400	2,021,500
Texas Instruments Incorporated	151,300	4,458,811
Tokyo Electron Limited	32,600	1,453,327
Tokyo Seimitsu Company Limited	6,200	102,362
Transcend Information Incorporated	118,130	319,171
Triquint Semiconductor Incorporated «†	365,000	1,846,900
ULVAC Incorporated †	9,400	68,304
United Microelectronics Corporation	2,665,301	1,032,031
VIA Technologies Incorporated †	75,485	57,808
Windbond Electronics Corporation †	630,000	94,758
Xilinx Incorporated	192,900	6,683,985

		205,260,196

Software : 2.38%
ACI Worldwide Incorporated †	77,000	3,319,470
Activision Blizzard Incorporated	53,800	615,472
Adobe Systems Incorporated †	107,044	3,704,793
Advent Software Incorporated «†	64,880	1,444,229
Ansys Incorporated †	73,645	4,884,873
Aspen Technology Incorporated †	183,696	4,774,259
Asseco Poland SA «	17,110	235,792
Autodesk Incorporated †	186,698	6,185,305
Aveva Group plc	5,331	174,836
CA Incorporated	47,100	1,043,736
Cadence Design Systems Incorporated «†	658,100	8,377,613
Capcom Company Limited	7,500	141,020
China Mobile Games ADR †	293	1,465
Citrix Systems Incorporated †	40,400	2,470,864
CommVault Systems Incorporated †	82,100	5,448,156
Compuware Corporation †	150,800	1,409,980

WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO	PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)

Security name	Shares	Value
Software (continued)
Concur Technologies Incorporated «†	88,520	$5,816,649
Dassault Systemes SA	5,272	596,516
DTS Corporation	800	10,403
FactSet Research Systems Incorporated «	33,441	3,089,614
Fair Isaac Corporation	66,400	2,843,248
Financial Technologies Limited	3,146	65,757
Fortinet Incorporated †	104,900	2,095,902
Fuji Soft Incorporated	2,600	52,451
I-Flex Solutions Limited †	4,122	220,487
Informatica Corporation †	88,738	2,384,390
Intuit Incorporated	62,342	3,734,909
Kingdee International Software Group Company Limited †	408,000	85,283
Konami Corporation	20,000	482,562
MacDonald Dettwiler & Associates Limited	2,966	156,668
Mentor Graphics Corporation †	223,772	3,340,916
Micro Focus International	16,132	148,097
Micros Systems Incorporated †	65,529	2,847,890
Microsoft Corporation	1,014,071	26,994,570
NCsoft Corporation	3,519	524,836
Neowiz Games Corporation †	3,490	75,579
Nexon Company Limited †	26,600	298,155
Nice Systems Limited †	6,731	229,354
Nintendo Company Limited	21,600	2,588,803
Nippon System Development Company Limited	4,000	36,053
Nuance Communications Incorporated «†	196,844	4,377,811
OBIC Business Consultants Limited	300	15,667
Oracle Corporation	864,715	27,757,352
Oracle Corporation (Japan)	5,800	243,440
Qlik Technologies Incorporated «†	61,500	1,191,870
Red Hat Incorporated †	157,752	7,792,949
Rovi Corporation †	87,089	1,335,945
Royalblue Group plc	2,334	53,025
Sage Group plc	125,814	628,101
Salesforce.com Incorporated «†	28,867	4,551,460
SAP AG	86,622	6,763,885
Software AG	6,805	285,730
Solarwinds Incorporated †	119,400	6,689,982
Solera Holdings Incorporated	55,760	2,886,138
Square Enix Company Limited	9,300	125,113
Sumisho Computer Systems	18,100	309,370
Symantec Corporation †	87,500	1,641,500
Take-Two Interactive Software Incorporated «†	215,840	2,669,941
Tecmo Koei Holdings Company Limited	8,000	69,291
Temenos Group AG †	5,073	86,220
TiVo Incorporated †	298,467	3,492,064
Trend Micro Incorporated	20,400	531,808
Ubisoft Entertainment †	3,327	33,369
Ultimate Software Group Incorporated †	52,600	4,971,226
Verifone Holdings Incorporated «†	86,099	2,616,549
VMware Incorporated †	17,911	1,629,005

		185,699,766

Materials : 6.50%

Chemicals : 2.70%
A. Schulman Incorporated	70,694	1,850,769
Achilles Corporation	8,000	10,675
Adeka Corporation	14,900	119,113
Agrium Incorporated	16,700	1,705,389
Air Liquide SA	31,905	3,896,708
Air Water Incorporated	33,000	414,727
Airgas Incorporated	55,405	4,907,221
Akzo Nobel NV	23,608	1,349,108
Alexandria Mineral Oils Company	1,424	16,302

PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO

Security name	Shares	Value
Chemicals (continued)
Asahi Kasei Corporation	253,000	$1,442,470
Asahi Organic Chemicals Industry Company Limited	3,000	6,987
Ashland Incorporated	58,389	4,140,948
Asian Paints Limited	9,321	742,039
BASF SE NPV	87,861	7,873,044
Batu Kawan Bhd	35,500	207,879
Brenntag AG	4,811	621,941
C Uyemura & Company Limited	300	9,211
Calgon Carbon Corporation «†	128,000	1,733,120
Castrol India Limited	27,072	146,869
Celanese Corporation Class A	117,100	4,805,784
CF Industries Holdings Incorporated	13,493	2,887,907
Cheil Industries Incorporated	9,627	850,814
China BlueChemical Limited	380,000	237,310
China Petrochemical Development Corporation	458,261	268,925
China Steel Chemical Corporation	25,000	110,570
Christian Hansen Holding AS	8,826	285,722
Chugoku Marine Paints Limited	5,000	27,112
Ciech SA †	645	4,585
Clariant AG	25,999	313,380
Coromandel International Limited	25,974	131,076
Croda International plc	12,671	483,363
Cytec Industries Incorporated	90,375	6,203,340
Daicel Chemical Industries Limited	51,000	310,572
Dainichiseika Color & Chemicals Manufacturing Company Limited	15,000	60,047
Dainippon Ink & Chemicals Incorporated	139,000	249,554
Daiso Company Limited	4,000	10,578
DC Chemical Company Limited	3,889	542,309
Denki Kagaku Kogyo Kabushiki Kaisha	92,000	300,212
Dow Chemical Company	159,344	4,810,595
DuluxGroup Limited	56,233	205,397
E.I. du Pont de Nemours & Company	123,791	5,340,344
Earth Chemical Company Limited	2,900	105,080
Eastman Chemical Company	120,120	7,309,302
Ecolab Incorporated	59,438	4,284,291
EMS-Chemie Holdings AG	754	177,780
Eternal Chemical Company Limited	140,817	123,592
Filtrona plc	12,643	118,801
FMC Corporation	113,026	6,268,422
Formosa Chemicals & Fibre Corporation	931,170	2,205,015
Formosa Plastics Corporation	1,090,298	2,870,785
Frutarom Industries Limited	1,818	21,634
Fufeng Group Limited	66,000	24,866
Fujimi Incorporated	1,000	21,556
Givaudan SA	717	719,940
Global Bio-Chem Technology Group Company Limited	179,200	20,810
Grasim Industries Limited	1,616	99,833
Grasim Industries Limited GDR	2,371	146,475
Hanwha Chem Corporation	19,613	302,477
Hitachi Chemical Company Limited	19,400	277,227
Honam Petrochemical Corporation	2,561	507,304
Huabao International Holdings Limited	294,000	132,771
Hyosung Corporation	5,120	320,576
Incitec Pivot Limited	285,304	937,891
Intrepid Potash Incorporated «†	104,900	2,232,272
Ishihara Sangyo Kaisha Limited †	110,000	77,394
Israel Chemicals Limited	51,146	630,075
Johnson Matthey plc	17,705	680,502
JSR Corporation	36,800	680,332
K&S AG	16,172	730,669
Kansai Paint Company Limited	47,000	501,729
Kanto Denka Kogyo Company Limited	6,000	10,263
Kemira Oyj	9,572	138,556
Kolon Industries Incorporated	2,265	123,410
Korea Kumho Petrochemical Company	2,618	270,782

WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO	PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)

Security name	Shares	Value
Chemicals (continued)
KP Chemical Corporation	5,520	$56,329
Kuraray Company Limited	60,600	746,152
Kureha Corporation	14,000	48,232
La Seda De Barcelona SA †	482	564
LANXESS AG	8,492	739,193
Lee Chang Yung Chemical Industry Corporation	62,692	77,896
LG Chem Limited	9,235	2,660,867
Linde AG	17,284	2,988,546
Lintec Corporation	6,500	120,719
LyondellBasell Industries NV Class A	45,100	2,242,823
Methanex Corporation	12,000	363,135
Mexichem SAB de CV	177,979	921,996
Minerals Technologies Incorporated	34,842	2,578,308
Mitsubishi Chemical Holdings Corporation	262,000	1,144,174
Mitsubishi Gas Chemical Company Incorporated	79,000	465,749
Mitsui Chemicals Incorporated	181,000	408,394
Monsanto Company	121,008	11,083,123
Nan Ya Plastics Corporation	1,478,570	2,615,767
NewMarket Corporation «	21,058	5,587,740
Nihon Nohyaku Company Limited	2,000	9,874
Nihon Parkerizing Company Limited	13,000	180,409
Nippon Carbon Company Limited	11,000	20,550
Nippon Chemical Industrial Company Limited †	4,000	5,435
Nippon Kayaku Company Limited	35,000	392,309
Nippon Paint Company Limited	43,000	356,790
Nippon Shokubai Company Limited	32,000	311,712
Nippon Soda Company Limited	28,000	122,618
Nippon Synthetic Chemical Industry Company Limited	7,000	55,195
Nissan Chemical Industries Limited	33,000	396,713
Nitto Denko Corporation	29,800	1,552,629
NOF Corporation	39,000	176,939
Novozymes AS B Shares	20,790	572,637
Nufarm Limited	39,974	243,626
Nuplex Industries Limited	15,298	37,174
OCI Materials Company Limited	682	21,256
Okamoto Industries Incorporated	14,000	52,817
Olin Corporation «	191,500	3,969,795
Orica Limited	69,086	1,736,123
Oriental Union Chemical Corporation	186,626	232,207
Petkim Petrokimya Holding SA	51,350	63,510
Petronas Chemicals Group Bhd	386,200	755,947
Potash Corporation of Saskatchewan	80,000	3,094,982
Praxair Incorporated	67,702	7,258,331
PTT Global Chemical PCL	171,300	362,805
PTT Global Chemical PCL-Foreign	185,323	392,506
RHI AG	386	11,536
RPM International Incorporated	315,718	9,158,979
Sakai Chemical Industry Company Limited	33,000	89,671
Samsung Fine Chemicals Company	4,271	248,486
Sanyo Chemical Industries Limited	8,000	41,342
Scotts Miracle-Gro Company «	74,692	3,096,730
Sherwin-Williams Company	70,100	10,691,652
Shikoku Chemicals Corporation	4,000	20,380
Shin-Etsu Chemical Company Limited	76,400	4,494,935
Shin-Etsu Polymer Company Limited	3,100	10,642
Showa Denko KK	267,000	385,431
Sidi Kerir Petrochemcials Company	9,866	19,583
Sigma-Aldrich Corporation «	98,744	7,160,915
Sika AG	186	408,449
Sinochem Hong Kong Holding Limited	212,000	45,134
SK Chemicals Company Limited	3,812	210,516
SKC Company Limited	2,740	103,365
Solvay SA	6,042	818,796
ST Corporation	700	7,549
Stella Chemifa Corporation	600	10,597

PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO

Security name	Shares	Value
Chemicals (continued)
Sumida Electric	3,100	$85,327
Sumitomo Bakelite Company Limited	25,000	98,866
Sumitomo Chemical Company Limited	299,000	852,369
Symrise AG	9,598	334,224
Syngenta AG	9,394	3,765,912
Synthos SA	150,781	272,716
T. HASEGAWA Company Limited	4,600	58,703
Taiwan Fertilizer Company Limited	147,000	382,502
Taiyo Nippon Sanso Corporation	48,000	266,101
Takasago International Corporation	13,000	63,711
Tata Chemicals Limited	33,523	201,650
Teijin Limited	177,000	405,811
Tenma Corporation	1,000	9,571
Tessenderlo Chemie NV	948	28,641
Tessenderlo Chemie NV Strip VVP †(a)	124	0
The Israel Corporation Limited	200	137,870
Tikkurila Oyj	1,325	24,608
Toagosei Company Limited	34,000	145,594
Tokai Carbon Company Limited	31,000	108,680
Tokuyama Corporation	47,000	78,680
Tokyo Ohka Kokyo	6,500	130,970
Toray Industries Incorporated	310,000	1,835,143
Tosoh Corporation	116,000	249,069
Toyo Ink Manufacturing Company Limited	33,000	136,908
TSRC Corporation	170,830	369,248
UBE Industries Limited Japan	177,000	367,162
Umicore SA	12,219	634,783
United Phosphorus Limited	60,189	130,348
Uralkali Sponsored GDR	71,400	2,658,408
USI Corporation	140,300	109,375
Valspar Corporation	67,500	4,237,650
Victrex plc	9,279	228,645
W.R. Grace & Company †	56,335	3,688,252
Wacker Chemie AG «	1,172	63,805
Yara International ASA	16,864	845,812
Yushiro Chemical Industry Company Limited	600	5,932
Zaklady Azotowe Pulawy SA	351	15,025
Zeon Corporation	41,000	331,740

		210,325,523

Construction Materials : 0.46%
Adelaide Brighton Limited	79,668	264,390
Ambuja Cements Limited	182,447	697,656
Anhui Conch Cement Company Limited	278,000	925,447
Asia Cement Corporation	523,894	673,485
Associated Cement Companies Limited	22,316	567,756
BBMG Corporation	183,000	154,897
Boral Limited	145,694	611,226
Brickworks Limited	11,048	130,401
Buzzi Unicem SpA	3,462	42,143
Cemex SAB de CV †	2,198,417	1,958,160
Cheung Kong Infrastructure Holdings Limited	104,000	635,390
China Resources Cement Holdings Limited	334,000	209,876
China Shanshui Cement Group Limited	360,000	245,723
Ciments Francais SA	116	6,434
CRH plc	70,573	1,289,562
Eagle Materials Incorporated	90,200	4,800,444
Fletcher Building Limited-Australia Exchange	8,364	54,641
Fletcher Building Limited-New Zealand Exchange	115,612	751,700
Goldsun Development & Construction Company Limited	424,675	160,053
Heidelbergcement AG	12,244	665,382
Holcim Limited	24,209	1,658,866
Imerys SA	2,256	133,998
India Cements Limited	26,354	41,570

WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO	PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)

Security name	Shares	Value
Construction Materials (continued)
Italcementi SpA	3,427	$15,778
Italcementi SpA RSP	2,435	5,707
Italmobiliare SpA †	261	2,519
James Hardie Industries NV	86,571	821,240
Lafarge Malayan Cement Bhd	55,470	174,635
Lafarge SA	16,047	932,260
Martin Marietta Materials Incorporated «	36,589	3,293,010
NICHIHA Corporation	5,800	65,433
Nuh Cimento Sanayi AS	7,805	44,772
PPC Limited	145,890	480,152
PT Indocement Tunggal Prakarsa Tbk	381,500	924,571
PT Semen Gresik Persero Tbk	663,500	1,023,589
SA Des Ciments Vicat	887	48,035
Shree Cement Limited	2,671	215,752
Siam Cement PCL	23,700	305,034
Siam Cement PCL - Foreign Registration	31,300	414,070
Siam City Cement PCL	10,000	136,201
Suez Cement Company	4,510	15,956
Sumitomo Osaka Cement Company Limited	74,000	233,396
Taiheiyo Cement Corporation	221,000	493,286
Taiwan Cement Corporation	779,746	1,021,179
TCC International Holdings Limited	121,000	34,348
Texas Industries Incorporated «†	42,512	1,973,407
Titan Cement Company SA †	2,650	41,392
Ultra Tech Cement Limited	18,092	645,718
Vulcan Materials Company «	103,400	5,463,656

		35,504,296

Containers & Packaging : 0.34%
Amcor Limited	229,513	1,892,205
AMVIG Holdings Limited	144,000	41,991
AptarGroup Incorporated	130,682	6,229,611
Ball Corporation	113,800	5,085,722
Bemis Company Incorporated	76,014	2,554,070
Cascades Incorporated	2,512	10,495
CCL Industries Incorporated	1,924	70,502
FP Corporation	3,300	228,980
Fuji Seal International Incorporated	2,400	50,658
Huhtamaki Oyj	10,786	175,347
Mayr-Melnhof Karton AG	610	64,530
Nihon Yamamura Glass Company Limited	9,000	19,106
Packaging Corporation of America	72,201	2,631,004
Qualipak International Holdings Limited †	7,681	803
Rengo Company Limited	50,000	260,205
Rexam plc	75,730	531,065
Sealed Air Corporation «	143,200	2,408,624
Silgan Holdings Incorporated	36,300	1,614,624
Smurfit Kappa Group plc - Ireland Exchange	6,101	71,491
Smurfit Kappa Group plc - London Exchange	4,061	47,904
Sonoco Products Company	74,039	2,226,353
Toyo Seikan Kaisha Limited	32,700	390,329

		26,605,619

Metals & Mining : 2.64%
Aber Diamond Corporation †	10,250	146,112
Acerinox SA «	7,510	76,379
African Minerals Limited †(a)	11,252	42,082
African Rainbow Minerals Limited	22,497	450,932
Agnico Eagle Mines Limited «	14,822	826,487
Aichi Steel Corporation	18,000	71,620
Alacer Gold Corporation †	17,005	77,377
Alamos Gold Incorporated	9,312	175,300

PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO

Security name	Shares	Value
Metals & Mining (continued)
Alcoa Incorporated	784,800	$6,600,168
Alkane Resources Limited †	26,657	19,473
Allied Nevada Gold Corporation «†	160,600	5,227,530
Alumina Limited	369,445	366,275
Aluminum Corporation of China Limited †«	584,000	248,665
Anglo American plc	129,150	3,584,850
Anglo Platinum Limited «	11,072	487,258
Anglogold Ashanti Limited	81,922	2,562,412
Antofagasta plc	33,519	691,688
APERAM	2,997	43,285
Aquarius Platinum Limited †	50,501	37,683
ArcelorMittal	97,284	1,478,419
Arrium Limited NPV	205,107	175,521
Assore Limited	7,325	314,326
Atlas Iron Limited	154,694	223,592
AuRico Gold Incorporated NPV †	30,195	238,618
Aurizon Mines Limited †	6,389	23,283
Ausdrill Limited	36,380	81,627
Barrick Gold Corporation «	93,600	3,249,876
Beadell Resources Limited †	66,580	75,041
BHP Billiton Limited	610,390	21,906,523
BHP Billiton plc	197,925	6,221,613
Bhushan Steel Limited	8,325	70,670
BlueScope Steel Limited †	682,088	377,268
Boliden AB	25,134	444,629
Bradespar SA	4,300	57,734
CAP SA	21,572	707,330
Carpenter Technology Corporation	87,200	4,225,712
Centamin plc †	66,898	62,915
Centerra Gold Incorporated	13,776	123,566
CGA Mining Limited †	44,347	113,387
China Daye Non-Ferrous Metal Mining Limited †	660,000	25,974
China Metal Recycling Holdings Limited	68,664	72,383
China Mining Resources Group Limited †(a)	156,000	0
China Rare Earth Holdings Limited	278,043	59,195
China Steel Corporation	2,552,999	2,337,364
China Zhongwang Holdings Limited †	294,000	104,699
Chubu Steel Plate Company Limited	2,600	9,557
Chung Hung Steel Corporation †	110,954	30,246
Cia de Minas Buenaventura SA	21,516	692,450
Cia Minera Milpo SA	72,475	89,645
Cia Siderurgica Nacional SA	168,978	829,548
Cia Vale do Rio Doce	283,246	4,984,112
Cliffs Natural Resources Incorporated «	104,816	3,013,460
Coal of Africa Limited †	38,864	8,517
Commercial Metals Company	278,234	3,770,071
Compania de Minas Buenaventura SA ADR	17,976	589,074
Compass Minerals International Incorporated «	65,009	4,966,688
Cudeco Limited †«	66,892	305,063
Daido Steel Company Limited	69,000	297,980
Delong Holdings Limited †	7,000	1,663
Detour Gold Corporation †	15,148	375,135
Dongkuk Steel Mill Company Limited	4,963	57,520
Dowa Mining Company Limited	56,000	364,117
Eastern Platinum Limited †	32,617	4,104
El Ezz Aldekhela Steel Alexandria	164	12,602
El Ezz Steel Company	15,612	20,336
Eldorado Gold Corporation	67,207	970,877
Energy Fuels Incorporated †	56,699	8,562
Eramet	461	60,855
Eregli Demir Ve Celik Fabrikalari Tas	351,583	442,713
Eurasian Natural Resources Corporation	36,367	157,433
Evraz plc	86,850	325,882
Exxaro Resources Limited	26,732	464,406
Feng Hsin Iron & Steel Company	115,690	195,909

WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO	PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)

Security name	Shares	Value
Metals & Mining (continued)
First Majestic Silver Corporation †	10,800	$248,867
First Quantum Minerals Limited	43,520	893,751
Fortescue Metals Group Limited «	323,599	1,320,437
Fosun International	168,000	99,497
Franco-Nevada Corporation «	13,507	764,447
Freeport-McMoRan Copper & Gold Incorporated Class B	126,300	4,926,963
Fresnillo plc	15,690	499,738
Fushan International Energy Group Limited	438,000	163,327
Gabriel Resources Limited †	32,774	81,164
Gerdau SA	32,565	225,706
Gindalbie Metals Limited †	94,123	28,977
Glencore International plc «	382,984	2,119,981
Godo Steel Limited	7,000	12,143
Gold Fields Limited	153,032	1,897,064
Goldcorp Incorporated	79,980	3,116,752
Golden Star Resources Limited †	13,559	24,843
Grupo Mexico SAB de CV	749,556	2,463,081
Harmony Gold Mining Company Limited	76,921	605,131
Hecla Mining Company «	683,377	3,963,587
Hidili Industry International Development Limited	88,000	22,482
Hindalco Industries Limited	238,424	511,081
Hindalco Industries Limited Reg S GDR 144A	47,917	102,715
Hindustan Zinc Limited	43,032	110,280
Hudbay Minerals Incorporated	14,987	144,989
Hyundai Hysco	8,120	338,193
Hyundai Steel Company	11,338	840,783
Iamgold Corporation	35,249	416,594
Iluka Resources Limited	79,595	683,627
Impala Platinum Holdings Limited	130,080	2,116,448
Independence Group NL	26,428	126,042
Indophil Resources NL †	152,574	37,418
Industrias Penoles SAB de CV	26,568	1,344,705
Inmet Mining Corporation	3,952	269,540
Intrepid Mines Limited †	100,257	31,388
JFE Holdings Incorporated	106,692	1,652,765
Jiangxi Copper Company Limited	275,000	706,111
Jindal Steel & Power Limited	77,705	575,770
JSC MMC Norilsk Nickel ADR «	150,752	2,390,927
JSW Steel Limited	25,023	341,729
Kazakhmys plc	16,983	194,139
KGHM Polska Miedz SA «	29,145	1,652,640
Kingsgate Consolidated Limited	18,352	93,079
Kinross Gold Corporation	113,307	1,147,499
Kobe Steel Limited	527,000	492,255
Korea Zinc Company Limited	2,956	1,191,572
Koza Altin Isletmeleri AS	13,742	343,002
Kumba Iron Ore Limited	14,015	857,572
Kyoei Steel Limited	2,500	40,820
Labrador Iron Ore Royalty Company	9,309	278,047
Lake Shore Gold Corporation †«	38,384	26,662
Lonmin plc «	21,184	87,599
Lundin Mining Corporation †	32,955	168,864
Lynas Corporation Limited †«	320,009	213,735
Major Drilling Group International	4,509	41,761
Maruichi Steel Tube Limited	12,400	267,750
Mechel ADR «	11,200	68,320
Medusa Mining Limited	21,450	135,207
Mercator Minerals Limited †	33,385	13,611
Midas Holdings Limited	65,000	20,236
Mincor Resources NL	16,028	17,480
Minera Frisco SAB de CV †	130,377	514,917
Mineral Deposit Limited †	6,406	22,997
Minmetals Resources Limited †	288,000	112,224
Mirabela Nickel Limited †	50,990	23,946
Mitsubishi Materials Corporation	234,000	667,071

PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO

Security name	Shares	Value
Metals & Mining (continued)
Mitsubishi Steel Manufacturing Company Limited	10,000	$18,075
Mitsui Mining & Smelting Company Limited	112,000	221,459
Mittal Steel South Africa Limited †	48,291	168,386
Molycorp Incorporated «†	68,200	611,754
Mongolian Mining Corporation †	163,500	81,642
Mount Gibson Iron Limited	110,917	74,661
Murchison Metals Limited «	36,942	1,542
Mytilineos Holdings SA †	1,209	5,472
Nakayama Steel Works Limited †	14,000	9,171
Nakornthai Strip Mill plc †	5,418,300	15,889
National Aluminium Company Limited	36,556	31,217
Neturen Company Limited	900	5,088
Nevsun Resources Limited	18,400	74,648
New Gold Incorporated †	45,386	482,028
Newcrest Mining Limited	146,308	3,916,420
Newmont Mining Corporation	111,964	5,272,385
Newmont Mining Corporation - Canada Exchange	4,136	196,942
Nippon Coke & Engineering Company	5,500	6,605
Nippon Denko Company Limited	10,000	23,898
Nippon Light Metal Holdings Company Limited †	79,000	70,916
Nippon Steel Corporation	1,807,000	4,142,937
Nippon Yakin Kogyo Company Limited †	12,500	11,221
Nisshin Steel Holdings Company Limited †	11,764	83,626
Nittetsu Mining Company Limited	3,000	12,410
NMDC Limited	71,719	214,583
Norddeutsche Affinerie AG	3,804	241,725
Norsk Hydro ASA	97,893	469,379
Northam Platinum Limited	51,691	203,499
Northern Dynasty Minerals †	2,200	7,530
NovaCopper Incorporated †	2,136	4,301
NovaGold Resources Incorporated	12,820	57,173
Novolipet Steel GDR Register Shares	5,068	100,650
Nucor Corporation	42,200	1,737,796
Nyrstar	7,466	40,733
Nyrstar Strip VVPR †	3,073	4
Om Holdings Limited †	28,126	6,898
Osisko Mining Corporation †	30,759	250,816
Outokumpu Oyj †	41,744	38,872
OZ Minerals Limited	56,980	437,063
Pacific Metals Company Limited	21,000	70,819
Pan American Silver Corporation	16,145	312,709
Pan Australian Resources Limited	78,173	279,824
Perseus Mining Limited †	78,037	190,568
Petropavlovsk plc	8,669	47,501
Philex Mining Corporation	467,724	148,702
Pilot Gold Incorporated †	4,936	8,944
Polymetal International plc	38,178	649,593
Polyus Gold International Limited †	110,465	364,582
POSCO	17,750	5,302,789
PT Aneka Tambang Tbk	392,674	50,755
PT Borneo Lumbung Energi & Metal Tbk †	3,508,500	226,744
PT Harum Energy Tbk	262,000	136,551
PT International Nickel Indonesia Tbk	380,928	82,392
Randgold Resources Limited	8,613	919,725
Rautaruukki Oyj	4,052	29,696
Real Gold Mining Limited †(a)	41,000	0
Regis Resources Limited †	88,984	506,107
Reliance Steel & Aluminum Company	55,400	3,124,560
Resolute Mining Limited	139,174	269,424
Rio Tinto Limited	82,882	5,081,617
Rio Tinto plc	124,481	6,169,594
Royal Gold Incorporated	51,985	4,198,309
Sally Malay Mining Limited	21,272	11,655
Salzgitter AG	2,771	127,756
Sandfire Resources NL †	24,651	211,466

WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO	PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)

Security name	Shares	Value
Metals & Mining (continued)
Sanyo Special Steel Company Limited	18,000	$52,623
Schnitzer Steel Industries Incorporated «	58,409	1,646,550
Seabridge Gold Incorporated †	2,100	31,943
Semafo Incorporated	21,405	74,773
Sesa Goa Limited	67,555	226,280
Severstal GDR Register Shares	12,900	146,802
Sherritt International Corporation	27,940	143,167
Shree Precoated Steels Limited †	3,781	194
Silver Standard Resources Incorporated †	5,023	67,910
Silver Wheaton Corporation «	32,641	1,201,672
Silvercorp Metals Incorporated	13,691	75,529
Sims Group Limited	28,188	264,165
Sociedad Minera Cerro Verde SA †	3,244	123,272
Sociedad Minera El Brocal SA	3,920	55,175
Southern Copper Corporation	19,708	715,400
SSAB Svenskt Stal AB Class A «	20,546	167,219
SSAB Svenskt Stal AB Class B	4,150	29,285
St Barbara Limited †	67,401	115,005
Steel Authority of India Limited	105,948	157,378
Steel Dynamics Incorporated	161,200	2,082,704
Sterlite Industries India Limited	169,323	337,899
Straits Resources Limited †	76,749	8,010
Sumitomo Light Metal Industries Limited	128,000	105,586
Sumitomo Metal Mining Company Limited	105,000	1,438,042
Sumitomo Titanium Corporation «	3,700	76,168
Sundance Resources Limited Australia †	558,512	227,317
Talvivaara Mining Company plc †«	21,825	33,636
Taseko Mines Limited †	8,732	24,437
Tata Steel Limited	48,920	347,328
Teck Cominco Incorporated Limited	49,708	1,682,871
Teranga Gold Corporation †	13,496	31,972
Thompson Creek Metals Company Incorporated †«	6,878	20,357
Titanium Metals Corporation «	53,200	884,184
Toho Titanium Company Limited	4,800	42,332
Toho Zinc Company Limited	18,000	67,253
Tokyo Rope Manufacturing Company Limited	29,000	36,235
Tokyo Steel Manufacturing Company Limited	16,100	56,443
Ton Yi Industrial Corporation	243,350	139,038
Topy Industries Limited	18,000	38,430
Trans Hex Group Limited †	3,465	1,224
Tung Ho Steel Enterprise Corporation	217,962	224,309
Turquoise Hill Resources Limited †	28,864	217,348
Tycoons Worldwide Groups Thailand PCL †	54,500	11,188
United Company Rusal plc †	365,000	217,581
Usinas Siderurgicas de Minas Gerais SA	68,888	440,060
Vedanta Resources plc	6,812	116,887
Viohalco SA †	1,430	5,561
Voestalpine AG	9,874	318,794
Volcan Cia Minera S.A.A.	603,078	577,589
Walter Industries Incorporated «	46,000	1,389,200
Western Areas NL «	21,053	88,982
Worthington Industries Incorporated «	124,519	2,933,668
Xingda International Holdings Limited	186,000	79,918
Xstrata plc	193,923	3,212,575
Yamana Gold Incorporated	67,881	1,279,239
Yamato Kogyo Company Limited	10,800	291,502
Yieh Phui Enterprise	464,728	137,080
Yodogawa Steel Works Limited	16,000	51,823
Young Poong Corporation	239	233,957
Zhaojin Mining Industry Company Limited	187,500	317,895
Zhidao International Holding †	102,000	1,961
Zijin Mining Group Company Limited Class H «	1,339,000	539,042
ZPH Stalprodukt SA †	474	24,682

		206,025,859

PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO

Security name	Shares	Value
Paper & Forest Products : 0.36%
Ahlstrom Oyj	1,791	$30,816
Canfor Corporation †	5,308	78,817
China Sandi Holdings Limited †	181,900	13,848
Chuetsu Pulp & Paper Company Limited	4,000	6,793
Compania Manufacturera De Papeles y Cartones SA	259,881	947,773
Daiken Corporation	5,000	12,859
Daio Paper Corporation	17,000	107,442
Domtar Corporation «	25,700	2,058,827
Fibria Celulose SA †	43,215	424,910
Gunns Limited †(a)	59,667	0
Hokuetsu Paper Mills Limited	23,500	126,287
Holmen AB Class B	6,246	179,682
International Paper Company	58,200	2,161,548
Lee & Man Paper Manufacturing Limited	168,000	101,014
Louisiana-Pacific Corporation «†	329,595	5,741,545
MeadWestvaco Corporation	127,700	3,947,207
Mitsubishi Paper Mills Limited †	15,000	14,011
Mondi plc	46,633	479,285
Nine Dragons Paper Holdings Limited	352,000	257,975
Nippon Paper Group Incorporated «	17,300	211,961
OJI Paper Company Limited	174,000	548,796
Paperlinx Limited †	60,182	3,957
Rayonier Incorporated	90,269	4,499,007
Resolute Forest Products Incorporated «†	237,732	2,783,842
Sappi Limited †	97,580	317,423
Shihlin Paper Corporation †	26,000	42,328
Sino-Forest Corporation †(a)«	14,102	0
Stora Enso Oyj «	69,844	457,358
Svenska Cellulosa AB Class A	7,500	153,306
Svenska Cellulosa AB Class B	56,712	1,148,159
Tokushu Tokai Holdings Company Limited	7,000	17,662
UPM-Kymmene Oyj	55,974	629,694
West Fraser Timber Company Limited	2,275	159,560
Yuen Foong Yu Paper Manufacturing Company Limited	433,565	184,296

		27,847,988

Telecommunication Services : 2.87%

Diversified Telecommunication Services : 1.53%
AT&T Incorporated	775,398	26,464,334
BCE Incorporated «	24,500	1,037,369
Belgacom SA «	15,466	454,382
Bell Aliant Incorporated «	11,577	316,886
Bezeq Israeli Telecommunication Corporation Limited	139,782	171,906
BT Group plc	718,466	2,687,797
Cable & Wireless Communication plc	158,839	88,306
CenturyTel Incorporated	82,771	3,214,826
China Communications Services Corporation Limited	512,000	288,034
China Telecom Corporation Limited	3,270,000	1,780,522
China Unicom Limited	999,688	1,558,183
Chunghwa Telecom Company Limited	783,602	2,532,533
Cincinnati Bell Incorporated «†	472,558	2,518,734
Citic 1616 Holdings Limited	350	78
Colt Telecom Group SA †	59,571	95,919
Deutsche Telekom AG	296,234	3,263,215
Elisa Oyj	17,138	363,977
France Telecom SA	171,450	1,814,830
France Telecom SA ADR	11,264	120,637
Frontier Communications Corporation «	734,541	3,533,142
Hellenic Telecommunications Organization SA †	12,060	58,817
HKT Trust and HKT Limited	360,478	342,794
Hutchison Telecommunications Hong Kong Holdings Limited	196,000	87,249
Iliad SA	1,567	278,793
Inmarsat plc	58,088	546,761

WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO	PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)

Security name	Shares	Value
Diversified Telecommunication Services (continued)
KT Corporation	25,561	$889,920
Level 3 Communications Incorporated «†	130,050	2,452,743
LG Telecom Limited	51,939	358,299
Magyar Telekom plc	48,339	87,857
Mahanagar Telephone Nigam Limited †	8,074	3,785
Manitoba Telecom Services Incorporated	5,945	200,730
Netia SA †	62,583	95,122
Nippon Telegraph & Telephone Corporation	83,100	3,714,727
Nokia Oyj «	354,521	1,175,735
Oi SA NPV	58,305	246,121
PCCW Limited	793,000	333,563
Portugal Telecom SGPS SA	69,503	322,881
PT Telekomunikasi Indonesia Tbk	2,102,500	1,972,429
PT Xl Axiata Tbk	408,500	219,292
Rostelecom-Sponsored ADR «	15,100	319,274
Royal KPN NV	146,658	829,702
Shin Satellite PCL †	188,600	146,259
Singapore Telecommunications Limited	1,395,100	3,783,206
SK Broadband Company Limited †	33,822	149,300
Swisscom AG	2,473	1,041,291
TalkTalk Telecom Group plc	57,843	203,325
Tata Communications Limited	3,567	15,679
TDC AS	36,235	247,050
Tele2 AB Series B	29,579	517,038
Telecom Argentina SA ADR	2,951	29,864
Telecom Corporation of New Zealand Limited	355,773	674,686
Telecom Egypt Company	36,313	73,862
Telecom Italia SpA	1,023,020	932,008
Telecom Italia SpA RSP	592,709	472,915
Telecom Malaysia Bhd	348,900	627,842
Telefonica Brasil SA	16,377	308,870
Telefonica O2 Czech Republic AS	10,454	186,345
Telefonica SA	372,958	4,894,163
Telekom Austria AG	23,473	152,639
Telekomunikacja Polska SA	132,850	497,431
Telenet Group Holding NV	5,930	270,855
Telenor ASA	70,077	1,422,707
Teliasonera AB	206,312	1,383,610
Telkom South Africa Limited †	87,400	151,886
Telstra Corporation Limited	828,340	3,725,802
TELUS Corporation «	4,943	322,650
TELUS Corporation (Non-Voting)	23,500	1,534,650
Time Warner Telecom Incorporated «†	296,471	7,616,340
True Corporation PCL †	489,562	80,557
TT&T PCL †(a)	270,800	0
Turk Telekomunikasyon AS	117,421	438,969
Verizon Communications Incorporated	378,924	16,718,127
Windstream Corporation «	432,535	3,624,643

		119,086,773

Wireless Telecommunication Services : 1.34%
Advanced Info Service PCL	39,500	283,154
Advanced Info Service PCL-Foreign Register	202,100	1,448,746
America Movil SAB de CV Class A	22,794	27,053
America Movil SAB de CV Class L	10,982,436	12,966,517
Bharti Airtel Limited	289,540	1,793,823
Cellcom Israel Limited	6,225	61,823
China Mobile Limited	1,114,500	12,740,923
China Wireless Technologies Limited	296,000	88,607
Crown Castle International Corporation †	66,166	4,467,528
Digi.com Bhd	542,000	861,209
Empresa Nacional de Telecomunicaciones SA	18,536	381,550
Far Eastone Telecommunications Company Limited	322,722	808,638
Freenet AG	6,810	126,829

PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO

Security name	Shares	Value
Wireless Telecommunication Services (continued)
Globe Telecom Incorporated	8,330	$229,182
Idea Cellular Limited †	166,212	296,551
KDDI Corporation	52,000	3,847,880
Maxis Bhd	514,200	1,087,690
Millicom International Cellular SA	6,159	528,574
Mobile Telesystems ADR	168,082	2,929,669
Mobilone Limited	94,400	210,362
Mobistar SA	1,938	51,203
MTN Group Limited	335,281	6,170,929
NII Holdings Incorporated «†	410,800	2,082,756
NTT DoCoMo Incorporated	2,670	3,851,071
NTT DoCoMo Incorporated ADR	22,450	324,627
Okinawa Cellular Telephone Company	600	13,203
Orascom Telecom Holding SAE	313,006	175,685
Orascom Telecom Media and Technology Holding SAE	313,006	26,122
Partner Communications Company Limited	5,768	37,267
Philippine Long Distance Telephone Company	18,540	1,172,522
PT Indonesian Satellite Corporation Tbk	138,500	80,125
Reliance Communications Limited	99,697	131,048
Reliance Communications Limited GDR 144A	32,828	43,152
Rogers Communications Incorporated «	39,400	1,740,049
SBA Communications Corporation Class A †	100,013	6,882,895
Shin Corporation PCL	137,100	287,021
Sistema JSFC Register Shaes - Sponsored GDR	9,273	175,445
SK Telecom Company Limited	8,479	1,178,455
SmarTone Telecommunications Holding Limited	48,829	90,977
Sprint Nextel Corporation †	2,207,131	12,646,861
StarHub Limited	109,000	333,090
Taiwan Mobile Company Limited	370,202	1,331,524
Tata Teleservices Maharashtra Limited †	26,818	6,138
Telephone and Data Systems Incorporated	241,842	5,564,784
Tim Participacoes SA	177,415	624,373
TM International SDN Bhd	655,750	1,277,092
Total Access Group Incorporated	81,100	231,884
Turkcell Iletisim Hizmetleri AS †	169,727	1,021,107
Vodafone Group plc	4,593,954	11,860,973

		104,598,686

Telecommunications : 0.00%

Wireless Telecommunication Services : 0.00%
Chorus Limited	54,612	152,435

Utilities : 4.41%

Electric Utilities : 1.84%
Acciona SA	2,541	164,739
ALLETE Incorporated	82,532	3,236,080
Alliant Energy Corporation	81,618	3,658,119
American Electric Power Company Incorporated	64,498	2,750,840
Atel Holding AG	575	88,729
Centrais Electricas Brasileiras SA	79,100	283,187
CESC Limited	11,882	67,662
CEZ AS	34,367	1,141,987
Chubu Electric Power Company Incorporated	133,400	1,802,725
Cia Energetica de Minas Gerais	20,070	216,498
Cia General de Electricidad SA	82,344	448,573
Cleco Corporation	145,326	5,855,185
CLP Holdings Limited	351,000	3,077,398
Consolidated Edison Incorporated	38,915	2,171,068
Contact Energy Limited	63,825	278,753
CPFL Energia SA	47,500	507,944
Drax Group plc	27,289	236,531
Duke Energy Corporation	93,657	5,977,190

WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO	PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)

Security name	Shares	Value
Electric Utilities (continued)
E.CL SA	106,611	$247,159
Edison International	70,868	3,223,077
El Paso Electric Company	96,000	3,057,600
Electricite de France SA	23,601	433,250
Electricity Generating PCL	29,800	122,346
Emera Incorporated	11,122	382,023
Empresa Electrica Pehuenche SA	6,772	44,635
Endesa SA	5,358	108,776
Enea SA	23,564	116,644
Energias de Portugal SA	245,535	621,418
Enersis SA (Chile)	2,494,932	836,745
Entergy Corporation	23,539	1,495,668
EVN AG	581	8,682
Exelon Corporation	113,571	3,432,116
Federal Hydrogenerating Company ADR	309,300	735,887
FirstEnergy Corporation	55,646	2,362,729
Fortis Incorporated (Canada) «	16,574	556,944
Great Plains Energy Incorporated	112,646	2,281,082
Hawaiian Electric Industries Incorporated	232,384	5,788,685
Hokkaido Electric Power Company Incorporated	29,200	288,688
Hokuriku Electric Power Company	36,400	403,144
Hong Kong Electric Holdings Limited	245,105	2,156,868
Iberdrola SA	387,498	1,925,130
IDACORP Incorporated «	120,063	5,127,891
Infratil Limited	84,567	161,414
ITC Holdings Corporation «	41,112	3,229,348
Japan Wind Development Company Limited †	12	13,334
Kansai Electric Power Company Incorporated	153,600	1,460,816
Korea Electric Power Corporation †	62,964	1,552,513
KSK Energy Ventures Limited †	40,370	42,006
Kyushu Electric Power Company Incorporated	85,600	801,640
Manila Electric Company	100,460	643,691
Nextera Energy Incorporated	56,211	3,862,258
Northeast Utilities	230,884	8,944,446
NV Energy Incorporated	173,579	3,181,703
Pepco Holdings Incorporated «	168,388	3,323,979
Pinnacle West Capital Corporation	80,604	4,147,882
PNM Resources Incorporated «	190,637	4,028,160
Polska Grupa Energetyczna SA	151,828	883,570
Portland General Electric Company	180,753	4,885,754
Power Grid Corporation of India Limited	310,811	673,676
PPL Corporation	77,266	2,267,757
Public Power Corporation SA †	5,300	30,742
Red Electrica de Espana SA	10,670	494,433
Reliance Energy Limited	32,954	294,008
Romande Energie Holding SA	7	8,573
Scottish & Southern Energy plc	87,212	1,991,106
Shikoku Electric Power Company Incorporated	34,100	463,712
SP AusNet	241,284	266,912
Spark Infrastructure Group 144A	222,795	380,152
Tata Power Company Limited	337,069	668,003
Tauron Polska Energia SA	210,484	289,199
Tenaga Nasional Bhd	481,537	1,099,389
Terna SpA «	126,682	481,418
The Chugoku Electric Power Company Incorporated	50,900	734,155
The Okinawa Electric Power Company Incorporated	2,600	77,462
The Southern Company	116,338	5,066,520
Tohoku Electric Power Company Incorporated †	87,900	796,522
Tokyo Electric Power Company Incorporated †	285,900	450,864
Torrent Power Limited	57,027	168,371
Trustpower Limited	3,817	26,322
UIL Holdings Corporation «	121,300	4,351,031
UNS Energy Corporation	98,784	4,206,223
Vector Limited	28,886	62,131
Verbund Oesterreichische Elektrizitaetswirtschafts AG	8,531	195,050

PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO

Security name	Shares	Value
Electric Utilities (continued)
Westar Energy Incorporated	302,413	$8,679,253

		143,105,893

Gas Utilities : 0.96%
AGL Resources Incorporated	86,469	3,370,562
APA Group	103,288	603,631
Atmos Energy Corporation	215,846	7,556,768
Aygaz AS	12,972	63,305
Centrica plc	475,540	2,482,989
China Gas Holdings Limited	696,000	502,903
China Resources Gas Group Limited	142,000	306,346
Enagas SA	21,486	439,693
Energen Corporation	53,026	2,361,248
Envestra Limited	107,994	101,432
Gail India Limited	96,516	626,968
Gas Natural SDG SA	29,603	459,500
GDF Suez	145,091	3,263,536
Hong Kong & China Gas Company Limited	994,040	2,693,458
Korea Gas Corporation	3,903	282,583
Laclede Group Incorporated «	50,148	2,041,525
National Fuel Gas Company	58,700	3,057,096
Northwest Natural Gas Company «	1,570	68,860
ONEOK Incorporated	167,592	7,519,853
Osaka Gas Company Limited	357,000	1,403,142
Petronas Gas Bhd	91,700	555,072
Piedmont Natural Gas Company «	172,490	5,323,041
PT Perusahaan Gas Negara Persero Tbk	2,527,000	1,191,919
Questar Corporation	129,203	2,534,963
Rubis SCA	4,087	254,818
Saibu Gas Company Limited	50,000	132,832
Shizuoka Gas Company Limited	5,500	39,765
Snam Rete Gas SpA	157,963	698,492
South Jersey Industries Incorporated «	60,569	3,026,633
Southwest Gas Corporation	110,407	4,630,470
Toho Gas Company Limited	93,000	540,389
Tokyo Gas Company Limited	461,000	2,264,875
UGI Corporation	269,239	8,944,120
WGL Holdings Incorporated «	123,455	4,822,152
Xinao Gas Holdings Limited	120,000	540,373
Yingde Gases Group Company	206,000	204,400

		74,909,712

Independent Power Producers & Energy Traders : 0.20%
Aboitiz Power Corporation	386,100	334,733
Adani Power Limited †	93,197	90,978
AES Gener SA	453,857	294,424
Babcock & Brown Wind Partners †	70,286	20,538
China Longyuan Power Group	581,000	383,825
China Resources Power Holdings Company	366,600	822,109
Colbun SA †	1,444,661	392,592
EDP Renovaveis SA †	9,632	47,101
Electric Power Development Company	24,700	625,328
Empresa Nacional de Electricidad SA (Chile)	787,697	1,174,298
Energy World Corporation Limited †	112,693	39,398
Etrion Corporation †	2,567	752
Genon Energy Incorporated †	1,850,208	4,718,030
Glow Energy PCL	31,600	74,650
GVK Power & Infrastructure Limited †	127,035	32,696
Huaneng Power International Incorporated	678,000	574,754
JSW Energy Limited	47,611	54,092
Neyveli Lignite Corporation Limited	4,901	7,339
NHPC Limited	460,688	196,911

WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO	PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)

Security name	Shares	Value
Independent Power Producers & Energy Traders (continued)
NRG Energy Incorporated «	167,604	$3,536,444
NTPC Limited	273,560	816,732
Ratchaburi Electricity Generating Holding PCL ADR	20,700	36,422
Reliance Power Limited †	138,060	246,703
Sechilienne SA	469	7,685
Solartron PCL †	391,200	40,025
Tractebel Energia SA	31,629	515,851
Transalta Corporation «	20,500	308,527

		15,392,937

Multi-Utilities : 1.25%
ACEA SpA	1,765	9,242
AEM SpA	58,540	31,923
AGL Energy Limited	97,274	1,458,772
Ameren Corporation	178,506	5,349,825
ATCO Limited	4,129	316,528
Avista Corporation	140,720	3,336,471
Black Hills Corporation	105,742	3,773,932
Canadian Utilities Limited Class A «	4,999	338,383
Canadian Utilities Limited Class B	258	17,420
CenterPoint Energy Incorporated	314,410	6,203,309
CMS Energy Corporation	194,921	4,761,920
Cookson Group plc	23,880	234,530
Dominion Resources Incorporated	76,286	3,898,977
DTE Energy Company	126,374	7,655,737
DUET Group	227,613	510,704
E.ON AG	187,516	3,377,656
ENBW Energie Baden-Wuerttemberg AG	2,364	96,582
Enel Green Power SpA	152,321	259,909
Enel SpA	603,298	2,286,382
Hera SpA	15,096	23,717
Integrys Energy Group Incorporated «	57,332	3,048,342
Just Energy Group Incorporated «	8,403	74,188
MDU Resources Group Incorporated	138,903	2,878,070
National Grid plc	339,872	3,838,910
NiSource Incorporated	228,383	5,520,017
Northwestern Corporation	89,031	3,088,485
OGE Energy Corporation	72,598	4,147,524
PG&E Corporation	54,465	2,230,342
Public Service Enterprise Group Incorporated	67,302	2,025,117
RWE AG	45,697	1,905,664
SCANA Corporation «	96,557	4,474,451
Sempra Energy	29,909	2,046,374
TECO Energy Incorporated «	149,764	2,517,533
United Utilities Group plc	59,727	652,139
Vectren Corporation	196,437	5,745,782
Veolia Environnement SA	39,778	432,490
Wisconsin Energy Corporation	169,526	6,362,311
Xcel Energy Incorporated	66,638	1,802,558
YTL Corporation Bhd	985,009	573,556
YTL Power International Bhd	409,303	212,747

		97,518,519

Water Utilities : 0.16%
Aguas Andinas SA Class A	534,016	365,300
American Water Works Company Incorporated	129,778	4,953,626
Aqua America Incorporated «	98,050	2,504,197
California Water Service Group	100,300	1,805,400
China Water Affairs Group Limited	100,000	25,548
Cia Saneamento Basico de Sau Paulo	23,800	963,450
Guangdong Investment Limited	480,000	390,183
Hyflux Limited	81,500	86,134

PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO

Security name			Shares	Value
Water Utilities (continued)
Manila Water Company			64,900	$51,980
Pennon Group plc			35,570	352,759
Puncak Niaga Holding Bhd †			13,700	5,769
Severn Trent plc			25,380	656,701
Sound Global Limited			168,000	68,819
Suez Environnement SA			28,095	306,185

				12,536,051

Total Common Stocks (Cost $6,805,034,984)				7,546,633,026

	Interest rate	Maturity date	Principal
Foreign Government Bonds @: 0.00%
Italia Certificati di Credito del Tesoro ¤ (EUR)	0.00%	12-31-2012	8,000	10,399

Total Foreign Government Bonds (Cost $34,489)				10,399

			Shares
Investment Companies : 0.01%
BB Biotech AG REG			929	85,421
Australian Infrastructure Fund			117,002	384,625
Macquarie Korea Infrastructure Fund			71,030	432,274

Total Investment Companies (Cost $845,648)				902,320

	Dividend yield
Preferred Stocks : 0.74%

Consumer Discretionary : 0.08%

Automobiles : 0.06%
Bayerische Motoren Werke AG	4.75		4,593	279,557
Porsche AG	1.23		14,496	1,074,609
Volkswagen AG	1.77		14,582	3,156,663

				4,510,829

Media : 0.01%
ProSiebenSat.1 Media AG	5.50		12,579	368,173

Multiline Retail : 0.01%
Lojas Americanas SA	0.49		97,800	860,464

Consumer Staples : 0.12%

Beverages : 0.09%
Cia de Bebidas DAS Americas	3.02		172,794	7,156,622
ITO EN Limited	3.80		4,600	68,692

				7,225,314

Food & Staples Retailing : 0.01%
Cia Brasileira De Distribuicao Grupo Pao de Acucar	0.82		20,602	877,378

Household Products : 0.02%
Henkel AG & Company KGaA	1.29		16,469	1,376,156

WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO	PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)

Security name	Dividend yield	Shares	Value
Energy : 0.10%

Oil, Gas & Consumable Fuels : 0.10%
Petroleo Brasileiro SA	2.57%	909,758	$7,944,629

Financials : 0.23%

Capital Markets : 0.00%
Hyundai Securities Company Limited	6.72	6,105	43,750

Commercial Banks : 0.23%
Banco Bradesco SA	3.04	414,328	6,881,552
Banco Itau Holding Financeira SA	3.53	484,100	7,281,437
Investimentos Itau SA	4.12	684,956	3,086,918
Shinkin Central Bank	3.89	138	278,394
Swedbank AB	4.18	10,037	186,308

			17,714,609

Insurance : 0.00%
Unipol Gruppo Finanziari SpA†	0.00	185	303

Industrials : 0.00%

Aerospace & Defense : 0.00%
Rolls Royce Holdings C Shares Entitlement (a)†	0.00	13,181,060	21,118

Materials : 0.16%

Chemicals : 0.02%
Braskem SA	4.73	30,900	199,271
Fuchs Petrolub AG	1.78	5,349	373,363
Sociedad Quimica y Minera de Chile SA Class B	2.19	21,681	1,224,135

			1,796,769

Metals & Mining : 0.14%
Bradespar SA	5.64	50,900	678,889
Companhia Vale do Rio Doce Class A	5.53	451,830	7,760,278
Gerdau SA	2.34	155,102	1,286,226
Metalurgica Gerdau SA	2.62	48,456	509,096
Usinas Siderurgicas de Minas Gerais SA Class A	0.68	111,602	652,857

			10,887,346

Telecommunication Services : 0.03%

Diversified Telecommunication Services : 0.03%
Oi SA	14.66	156,867	590,968
Telef Brasil Preference	5.36	60,143	1,305,988

			1,896,956

Utilities : 0.02%

Electric Utilities : 0.02%
Centrais Electricas Brasileiras SA B Shares	16.20	39,500	178,386
Cia Energetica de Minas Gerais	23.84	99,178	1,191,454
RWE AG	7.02	2,018	76,268

			1,446,108

Independent Power Producers & Energy Traders : 0.00%
Cia Energetica de Sao Paulo Preference B	7.92	44,900	366,672

PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO

Security name	Expiration date	Shares	Value
Total Preferred Stocks (Cost $61,704,692)			57,336,574

Rights : 0.00%

Consumer Discretionary : 0.00%

Specialty Retail : 0.00%
Praktiker AG†	12-12-2012	3,061	$358

Energy : 0.00%

Oil, Gas & Consumable Fuels : 0.00%
PTT Exploration & Production PCL†(a)	12-6-2012	48,671	26,960

Financials : 0.00%

Capital Markets : 0.00%
Hyundai Securities Company Limited†	12-12-2012	579	1,342

Commercial Banks : 0.00%
Banco De Chile Anrechte†(a)	1-3-2013	350,670	0
Banco Popular Espanol SA†(a)	11-28-2012	129,815	122,065

			122,065

Real Estate Management & Development : 0.00%
Swiss Prime Site AG†	12-6-2012	4,996	5,391

Industrials : 0.00%

Building Products : 0.00%
Rovese SA †(a)	12-5-2012	26,430	7,045

Construction & Engineering : 0.00%
Polimex Mostostal SA†(a)	12-31-2012	86,564	508

Machinery : 0.00%
Austal Limited†(a)	12-17-2012	8,746	183

Materials : 0.00%

Chemicals : 0.00%
China Agri-Industries Holdings Limited †(a)	12-17-2012	92,700	12,383

Metals & Mining : 0.00%
G J Steel PCL†(a)	1-30-2013	8,127,450	2,648
Lonmin plc†	12-10-2012	38,131	70,256

			72,904

Total Rights (Cost $677,707)			249,139

Warrants : 0.00%

Consumer Discretionary : 0.00%

Distributors : 0.00%
Tat Hong Holdings Limited†	8-2-2013	700	41
Ubisoft Entertainment†	10-10-2013	3,327	485

			526

WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO	PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)

Security name		Expiration date		Shares	Value
Hotels, Restaurants & Leisure : 0.00%
Minor International PCL†			5-18-2013	9,570	$2,744

Media : 0.00%

Seat Pagine Gialle SpA†(a)			5-14-2013	259	1
Consumer Staples : 0.00%

Food & Staples Retailing : 0.00%
Sinarmas Land Limited†			11-18-2015	42,500	5,467

Food Products : 0.00%
Kulim Malaysia Bhd†			10-21-2015	8,450	2,418

Energy : 0.00%

Energy Equipment & Services : 0.00%
KNM Limited†			11-15-2017	44,638	1,542

Oil, Gas & Consumable Fuels : 0.00%
Maurel et Prom SA†			6-30-2014	3,641	1,113

Industrials : 0.00%

Construction & Engineering : 0.00%
Dialog Group Bhd†			11-30-2013	29,919	4,429

Materials : 0.00%

Metals & Mining : 0.00%
Kinross Gold Corporation†			9-17-2014	1,456	506

Total Warrants (Cost $16,964)					18,746

				Principal
Other : 0.02%
Gryphon Funding Limited, Pass-Through Entity (a)(i)(v)				$4,991,298	1,647,128
Total Other (Cost $472,915)					1,647,128

Short-Term Investments : 14.22%
		Yield		Shares
Investment Companies : 14.22%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.16%		145,877,108	145,877,108
Wells Fargo Securities Lending Cash Investments, LLC (l)(v)(u)(r)		0.21		962,104,251	962,104,251
Total Short-Term Investments (Cost $1,107,981,359)					1,107,981,359

Total investments in securities (Cost $7,976,768,758)*	111.83%				8,714,778,691
Other assets and liabilities, net	(11.83)				(921,594,317)

Total net assets	100.00%				$7,793,184,374

†	Non-income-earning security
«	All or a portion of this security is on loan.
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO

(l)	Investment in an affiliate
@	Foreign bond principal is denominated in local currency.
¤	Security issued in zero coupon form with no periodic interest payments.
(i)	Illiquid security
(v)	Security represents investment of cash collateral received from securities on loan.
(u)	Rate shown is the 7-day annualized yield at period end.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.
*	Cost for federal income tax purposes is $8,061,192,869 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$1,162,836,641
Gross unrealized depreciation	(509,250,819)

Net unrealized appreciation	$653,585,822

WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO

NOTES TO PORTFOLIO OF INVESTMENTS – NOVEMBER 30, 2012 (UNAUDITED)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange, except for The Nasdaq Stock Market, Inc. (“Nasdaq”), are valued at the official closing price or, if none, the last sales price. Securities listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If no NOCP is available, securities are valued at the last prior sales price. If no sales price is shown on the Nasdaq, the bid price will be used. If no sale occurs on the primary exchange or market for the security that day or if no sale occurs and no bid price is shown on Nasdaq, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Portfolio’s Valuation Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the rates of exchange in effect on the day of valuation at a time specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the last reported sales price or latest quoted bid price. On November 30, 2012, fair value pricing was not used in pricing foreign securities.

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices received from an independent pricing service which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the independent pricing service or values received are deemed not representative of market value, values will be obtained from a broker-dealer or otherwise determined based on the Portfolio’s Valuation Procedures.

Debt securities of sufficient credit quality acquired with maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Portfolio are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the rates of exchange at a time specified by the Management Valuation Team on the date of valuation. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting in changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

Security loans

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolio continues to receive interest or dividends on the securities loaned. The Portfolio receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio on the next business day. In a securities lending transaction, the net asset value of the Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time, In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolio lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique.

Futures contracts

The Portfolio may be subject to equity price risk in the normal course of pursuing its investment objectives. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices when available. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of November 30, 2012, the inputs used in valuing investments in securities, which are carried at fair value, were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Equity securities
Common stocks	$7,522,721,355	$23,866,377	$45,294	$7,546,633,026
Investment companies	902,320	0	0	902,320
Preferred stocks	57,315,456	21,118	0	57,336,574
Rights	0	249,139	0	249,139
Warrants	0	18,746	0	18,746
Foreign government bonds	0	10,399	0	10,399
Other	0	0	1,647,128	1,647,128
Short-term investments
Investment companies	145,877,108	962,104,251	0	1,107,981,359

	$7,726,816,239	$986,270,030	$1,692,422	$8,714,778,691

As of November 30, 2012, the inputs used in valuing the Portfolio’s other financial instruments, which are carried at fair value, were as follows:

Other financial instruments	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Futures contracts+	$(2,964,765)	$0	$0	$(2,964,765)

+	Futures contracts are presented at the unrealized gains or losses on the instrument.

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended November 30, 2012, the Portfolio did not have any transfers into/out of Level 1 or Level 2.

Derivative transactions

As of November 30, 2012, the Portfolio used uninvested cash to enter into futures contracts to gain market exposure.

At November 30, 2012, the Portfolio had long futures contracts outstanding as follows:

Expiration date	Contracts	Type	Contract value at November 30, 2012	Unrealized losses
12-21-2012	569 Long	MSCI EAFE E-Mini Index	$44,362,085	$(82,505)
12-21-2012	462 Long	Russell 2000 E-Mini Index	37,916,340	(1,446,060)
12-21-2012	512 Long	S&P 500 E-Mini Index	36,208,640	(924,160)
12-21-2012	408 Long	S&P Midcap 400 E-Mini Index	40,775,520	(512,040)

WELLS FARGO ADVANTAGE SHORT TERM INVESTMENT PORTFOLIO	PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities : 1.09%
FHLB ±	0.31%	2-5-2013	$1,000,000	$1,000,248
FHLB ±	0.33	3-7-2013	1,000,000	1,000,419
FHLB ±	0.34	3-28-2013	1,000,000	1,000,535
FHLB ±	0.34	5-2-2013	1,000,000	1,000,673
FHLB ±	0.36	4-1-2013	1,000,000	1,000,612
FHLB ±	0.36	5-17-2013	1,000,000	1,000,820

Total Agency Securities (Cost $5,999,701)				6,003,307

Certificates of Deposit : 18.85%
Banco Del Estado De Chile	0.26	1-4-2013	2,000,000	2,000,080
Banco Del Estado De Chile	0.27	1-25-2013	2,000,000	2,000,160
Bank of Montreal	0.19	12-4-2012	2,000,000	2,000,000
Bank of Montreal	0.19	12-31-2012	2,000,000	1,999,960
Bank of Montreal	0.20	1-15-2013	2,000,000	1,999,980
Bank of Montreal	0.21	12-21-2012	1,000,000	1,000,000
Bank of Montreal	0.23	3-1-2013	3,000,000	3,000,000
Bank of Montreal	0.27	3-25-2013	2,000,000	2,000,260
Bank of Nova Scotia ±	0.41	12-14-2012	1,000,000	1,000,070
Bank of Tokyo Mitsubishi LLC	0.18	12-4-2012	2,000,000	2,000,000
Barclays Bank plc ±	0.84	3-15-2013	5,000,000	4,998,900
Barclays Bank plc ±	0.84	6-28-2013	1,000,000	999,662
Barclays Bank plc ±	0.96	9-30-2013	1,000,000	999,836
DNB Nor Bank ASA	0.28	1-14-2013	2,000,000	2,000,240
DNB Nor Bank ASA	0.30	1-7-2013	1,000,000	1,000,130
Mitsubishi UFJ Trust and Banking Corporation	0.25	1-29-2013	2,000,000	2,000,200
Mitsubishi UFJ Trust and Banking Corporation	0.25	2-1-2013	2,000,000	2,000,000
Mitsubishi UFJ Trust and Banking Corporation	0.26	1-8-2013	2,000,000	2,000,160
Mitsubishi UFJ Trust and Banking Corporation	0.26	1-9-2013	2,000,000	2,000,160
Mitsubishi UFJ Trust and Banking Corporation	0.26	1-10-2013	2,000,000	2,000,160
National Australia Bank Limited	0.33	1-18-2013	1,000,000	1,000,190
National Bank of Kuwait	0.19	12-3-2012	3,000,000	3,000,000
Nordea Bank plc	0.24	12-7-2012	3,000,000	3,000,060
Norinchukin Bank	0.17	12-3-2012	2,000,000	2,000,000
Norinchukin Bank	0.17	12-7-2012	2,000,000	2,000,000
Norinchukin Bank	0.39	1-11-2013	1,000,000	1,000,190
Oversea-Chinese Banking Corporation Limited	0.20	1-9-2013	2,000,000	2,000,020
Oversea-Chinese Banking Corporation Limited	0.20	1-25-2013	1,000,000	1,000,020
Oversea-Chinese Banking Corporation Limited	0.22	2-22-2013	2,000,000	2,000,140
Oversea-Chinese Banking Corporation Limited (z)	0.22	12-13-2012	1,000,000	999,950
Oversea-Chinese Banking Corporation Limited	0.23	12-28-2012	1,000,000	1,000,040
Oversea-Chinese Banking Corporation Limited	0.24	12-3-2012	1,000,000	1,000,010
Oversea-Chinese Banking Corporation Limited	0.24	12-5-2012	1,000,000	1,000,010
Overseas Private Investment Corporation ±	0.18	7-9-2026	1,000,000	1,000,000
Royal Bank of Canada ±	0.36	8-12-2013	2,000,000	2,000,160
Royal Bank of Canada ±	0.36	8-6-2013	1,000,000	1,000,070
Royal Bank of Canada ±	0.36	7-26-2013	2,000,000	2,000,360
Royal Bank of Canada ±	0.76	12-17-2012	1,000,000	999,950
Skandinaviska Enskilda Banken AG ±	0.58	12-3-2013	4,000,000	4,000,000
State Street Bank & Trust	0.20	1-14-2013	2,000,000	2,000,100
State Street Bank & Trust	0.20	1-18-2013	4,000,000	4,000,200
Sumitomo Mitsui Banking Corporation	0.17	12-6-2012	4,000,000	4,000,000
Sumitomo Mitsui Banking Corporation	0.25	1-9-2013	2,000,000	2,000,060
Sumitomo Mitsui Banking Corporation	0.25	1-10-2013	2,000,000	2,000,060
Sumitomo Mitsui Banking Corporation	0.25	1-11-2013	2,000,000	2,000,060
Sumitomo Mitsui Banking Corporation	0.25	2-11-2013	4,000,000	4,000,000
Svenska Handlesbanken	0.24	12-17-2012	1,000,000	1,000,020
Toronto-Dominion Bank	0.19	12-28-2012	3,000,000	3,000,000
Toronto-Dominion Bank	0.22	2-13-2013	2,000,000	1,999,960
Toronto-Dominion Bank	0.29	2-4-2013	3,000,000	3,000,330
Toronto-Dominion Bank ±	0.31	7-26-2013	1,000,000	1,000,450
Toronto-Dominion Bank ±	0.32	10-21-2013	2,000,000	2,000,180

1

PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE SHORT TERM INVESTMENT PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value
Certificates of Deposit (continued)
Toronto-Dominion Bank	0.40%	9-13-2013	$1,000,000	$1,000,170

Total Certificates of Deposit (Cost $104,000,213)				104,002,718

Commercial Paper : 46.92%
Alpine Securitization 144A(z)	0.23	1-8-2013	2,000,000	1,999,580
Anglesea Funding plc 144A(z)	0.35	12-3-2012	2,000,000	1,999,960
Anglesea Funding plc 144A(z)	0.35	12-5-2012	1,000,000	999,970
ANZ National Limited 144A(z)	0.24	12-5-2012	2,000,000	1,999,960
ASB Finance Limited 144A(z)	0.24	2-5-2013	1,000,000	999,460
ASB Finance Limited ±144A	0.38	2-25-2013	2,000,000	2,000,940
ASB Finance Limited ±144A	0.42	4-8-2013	1,000,000	1,000,180
ASB Finance Limited ±144A	0.54	7-23-2013	1,000,000	999,900
ASB Finance Limited ±144A	0.54	9-5-2013	1,000,000	999,850
Australia & New Zealand Banking Group ±144A	0.36	11-18-2013	1,000,000	999,810
Banco De Credito E Inversiones 144A(z)	0.45	12-7-2012	2,000,000	1,999,940
Barclays Bank plc 144A(z)	0.30	1-28-2013	2,000,000	1,999,280
BNZ International Funding Limited 144A(z)	0.24	12-6-2012	2,000,000	1,999,940
BNZ International Funding Limited 144A(z)	0.24	2-5-2013	1,000,000	999,560
BNZ International Funding Limited ±144A	0.41	11-1-2013	2,000,000	1,999,640
BNZ International Funding Limited ±144A	0.45	10-2-2013	1,000,000	1,000,030
BNZ International Funding Limited ±144A	0.49	2-28-2013	1,000,000	1,000,610
CAFCO LLC 144A(z)	0.25	1-11-2013	1,000,000	999,790
Caisse Centrale Desjardins du Quebec 144A(z)	0.21	12-17-2012	1,000,000	999,930
Caisse Centrale Desjardins du Quebec 144A(z)	0.22	12-27-2012	2,000,000	1,999,740
Caisse Centrale Desjardins du Quebec 144A(z)	0.23	1-4-2013	1,000,000	999,830
Caisse Centrale Desjardins du Quebec 144A(z)	0.23	2-6-2013	3,000,000	2,998,590
Caisse Centrale Desjardins du Quebec 144A(z)	0.23	2-8-2013	1,000,000	999,510
Caisse Centrale Desjardins du Quebec 144A(z)	0.24	2-20-2013	1,000,000	999,390
Caisse Centrale Desjardins du Quebec 144A(z)	0.25	2-12-2013	1,000,000	999,470
Caisse Centrale Desjardins du Quebec 144A(z)	0.25	2-28-2013	1,000,000	999,300
Caisse Centrale Desjardins du Quebec 144A(z)	0.25	3-4-2013	2,000,000	1,998,736
Charta LLC 144A(z)	0.25	12-7-2012	1,000,000	999,970
Charta LLC 144A(z)	0.25	1-11-2013	1,000,000	999,740
Charta LLC 144A(z)	0.27	12-10-2012	2,000,000	1,999,900
Charta LLC 144A(z)	0.27	12-19-2012	1,000,000	999,900
City of Austin Texas (z)	0.23	12-18-2012	1,000,000	999,890
CNPC Finance 144A(z)	0.25	12-18-2012	1,000,000	999,910
CNPC Finance 144A(z)	0.25	12-21-2012	3,000,000	2,999,670
CNPC Finance 144A(z)	0.28	12-5-2012	1,000,000	999,980
CNPC Finance 144A(z)	0.30	12-11-2012	1,000,000	999,950
CNPC Finance 144A(z)	0.30	1-23-2013	1,000,000	999,620
CNPC Finance 144A(z)	0.30	1-29-2013	2,000,000	1,999,050
Collateralized Commercial Paper Company LLC (z)	0.36	2-20-2013	3,000,000	2,998,170
Collateralized Commercial Paper Company LLC (z)	0.38	1-28-2013	3,000,000	2,998,830
Commonwealth Bank of Australia 144A(z)	0.21	1-16-2013	3,000,000	2,999,340
Commonwealth Bank of Australia 144A(z)	0.23	1-23-2013	1,000,000	999,730
Commonwealth Bank of Australia 144A(z)	0.23	2-28-2013	2,000,000	1,998,800
Commonwealth Bank of Australia ±144A	0.36	11-14-2013	2,000,000	1,999,620
Concord Minuteman Capital Company 144A(z)	0.26	12-6-2012	1,000,000	999,960
CPPIB Capital Incorporated 144A(z)	0.17	1-15-2013	2,000,000	1,999,480
CPPIB Capital Incorporated 144A(z)	0.20	12-27-2012	1,000,000	999,870
CPPIB Capital Incorporated 144A(z)	0.20	3-26-2013	1,000,000	998,930
CPPIB Capital Incorporated 144A(z)	0.21	3-5-2013	1,000,000	999,230
CPPIB Capital Incorporated 144A(z)	0.21	3-14-2013	2,000,000	1,998,220
CPPIB Capital Incorporated 144A(z)	0.22	3-20-2013	2,000,000	1,998,040
CRC Funding LLC 144A(z)(p)	0.25	12-6-2012	1,000,000	999,970
CRC Funding LLC 144A(z)(p)	0.27	12-10-2012	1,000,000	999,950
CRC Funding LLC 144A(z)(p)	0.27	12-18-2012	1,000,000	999,910
DNB Nor Bank ASA 144A(z)	0.23	12-21-2012	2,000,000	1,999,820
DNB Nor Bank ASA 144A(z)	0.27	1-11-2013	1,000,000	999,830
DNB Nor Bank ASA 144A(z)	0.30	1-22-2013	3,000,000	2,999,250
DNB Nor Bank ASA ±144A	0.52	9-20-2013	3,000,000	3,001,740
Fairway Finance Corporation 144A(z)(p)	0.23	2-20-2013	1,000,000	999,490
General Electric Capital Company (z)	0.23	12-27-2012	2,000,000	1,999,860

2

WELLS FARGO ADVANTAGE SHORT TERM INVESTMENT PORTFOLIO	PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value
Commercial Paper (continued)
General Electric Capital Company (z)	0.28%	12-26-2012	$2,000,000	$1,999,860
General Electric Capital Company (z)	0.28	12-28-2012	1,000,000	999,920
Gotham Funding Corporation 144A(z)(p)	0.23	1-29-2013	1,000,000	999,630
Gotham Funding Corporation 144A(z)(p)	0.24	1-22-2013	2,000,000	1,999,360
Gotham Funding Corporation 144A(z)(p)	0.24	2-4-2013	1,000,000	999,590
Gotham Funding Corporation 144A(z)(p)	0.26	1-8-2013	1,000,000	999,770
Gotham Funding Corporation 144A(z)(p)	0.27	1-3-2013	1,000,000	999,800
Govco LLC 144A(z)(p)	0.24	12-27-2012	1,000,000	999,840
Govco LLC 144A(z)(p)	0.27	12-3-2012	1,000,000	999,980
Govco LLC 144A(z)(p)	0.27	12-13-2012	1,000,000	999,920
Govco LLC 144A(z)(p)	0.27	12-14-2012	3,000,000	2,999,760
HSBC Bank plc ±144A	0.47	10-15-2013	2,000,000	1,999,700
HSBC Bank plc ±144A	0.49	10-1-2013	2,000,000	1,999,672
JPMorgan Chase & Company ±	0.36	3-6-2013	2,000,000	2,000,400
Legacy Capital Company 144A(z)(p)	0.38	2-7-2013	2,000,000	1,999,120
Legacy Capital Company 144A(z)(p)	0.40	1-18-2013	2,000,000	1,999,420
Lexington Parker Capital Company LLC 144A(z)(p)	0.38	2-8-2013	2,000,000	1,998,460
Lexington Parker Capital Company LLC 144A(z)(p)	0.40	1-18-2013	2,000,000	1,999,040
Liberty Street Funding LLC 144A(z)(p)	0.20	12-10-2012	1,000,000	999,940
Liberty Street Funding LLC 144A(z)(p)	0.21	1-10-2013	1,000,000	999,760
Liberty Street Funding LLC 144A(z)(p)	0.22	12-17-2012	2,000,000	1,999,800
Liberty Street Funding LLC 144A(z)(p)	0.22	1-16-2013	1,000,000	999,720
Liberty Street Funding LLC 144A(z)(p)	0.22	1-23-2013	2,000,000	1,999,360
Liberty Street Funding LLC 144A(z)(p)	0.22	1-29-2013	1,000,000	999,630
Liberty Street Funding LLC 144A(z)(p)	0.24	1-30-2013	1,000,000	999,630
MetLife Short Term Funding LLC 144A(z)(p)	0.22	2-5-2013	2,000,000	1,999,260
MetLife Short Term Funding LLC ±144A(p)	0.81	12-7-2012	900,000	900,018
Motiva Enterprises LLC (z)	0.22	12-12-2012	1,000,000	999,940
Motiva Enterprises LLC (z)	0.22	12-10-2012	2,000,000	1,999,900
National Australia Bank Limited 144A(z)	0.22	2-6-2013	2,000,000	1,999,520
Nationwide Building Society 144A(z)	0.42	12-5-2012	2,000,000	1,999,940
Nationwide Building Society 144A(z)	0.42	12-6-2012	1,000,000	999,970
Nationwide Building Society 144A(z)	0.42	12-12-2012	1,000,000	999,930
Nationwide Building Society 144A(z)	0.42	12-19-2012	1,000,000	999,890
Nationwide Building Society 144A(z)	0.55	4-4-2013	1,000,000	998,800
Nordea North America (z)	0.23	1-16-2013	1,000,000	999,790
Oakland Alameda County CA Series A-2	0.20	12-6-2012	1,000,000	1,000,000
Old Line Funding LLC 144A(z)(p)	0.20	12-3-2012	1,000,000	999,990
Old Line Funding LLC 144A(z)(p)	0.20	12-5-2012	1,000,000	999,990
Old Line Funding LLC 144A(z)(p)	0.20	12-10-2012	1,000,000	999,980
Old Line Funding LLC 144A(z)(p)	0.20	2-11-2013	1,000,000	999,740
Old Line Funding LLC 144A(z)(p)	0.24	1-23-2013	1,000,000	999,840
Old Line Funding LLC 144A(z)(p)	0.35	2-8-2013	2,000,000	1,999,500
Regency Markets No. 1 LLC 144A(z)(p)	0.21	12-5-2012	4,000,000	3,999,880
Regency Markets No. 1 LLC 144A(z)(p)	0.21	12-6-2012	1,000,000	999,960
Regency Markets No. 1 LLC 144A(z)(p)	0.21	12-7-2012	1,000,000	999,959
Regency Markets No. 1 LLC 144A(z)(p)	0.21	12-14-2012	2,000,000	1,999,840
Regency Markets No. 1 LLC 144A(z)(p)	0.21	12-20-2012	1,000,000	999,880
Regency Markets No. 1 LLC 144A(z)(p)	0.21	12-28-2012	1,000,000	999,840
Salisbury Receivables Company 144A(z)(p)	0.30	12-7-2012	1,000,000	999,960
Salisbury Receivables Company 144A(z)(p)	0.39	1-15-2013	1,000,000	999,730
Sbab Bank AB 144A(z)	0.31	2-5-2013	3,000,000	2,998,440
Sbab Bank AB 144A(z)	0.31	2-11-2013	1,000,000	999,420
Sbab Bank AB 144A(z)	0.31	2-19-2013	1,000,000	999,330
Sheffield Receivables Corporation 144A(z)(p)	0.25	1-17-2013	1,000,000	999,740
Sheffield Receivables Corporation 144A(z)(p)	0.30	12-7-2012	1,000,000	999,960
Sheffield Receivables Corporation 144A(z)(p)	0.36	2-6-2013	1,000,000	999,610
Sheffield Receivables Corporation 144A(z)(p)	0.39	1-11-2013	1,000,000	999,780
Skandinaviska Enskilda Banken AB 144A(z)	0.42	5-15-2013	2,000,000	1,996,680
Skandinaviska Enskilda Banken AB 144A(z)	0.60	7-8-2013	4,000,000	3,990,160
Straight-A Funding LLC 144A(z)(p)	0.18	1-14-2013	2,000,000	1,999,620
Straight-A Funding LLC 144A(z)(p)	0.18	1-15-2013	1,000,000	999,810
Straight-A Funding LLC 144A(z)(p)	0.18	1-16-2013	4,000,000	3,999,200

3

PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE SHORT TERM INVESTMENT PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value
Commercial Paper (continued)
Straight-A Funding LLC 144A(z)(p)	0.18%	1-22-2013	$2,000,000	$1,999,540
Straight-A Funding LLC 144A(z)(p)	0.18	1-23-2013	1,000,000	999,770
Straight-A Funding LLC 144A(z)(p)	0.18	1-29-2013	1,000,000	999,730
Straight-A Funding LLC 144A(z)(p)	0.18	2-4-2013	1,000,000	999,690
Straight-A Funding LLC 144A(z)(p)	0.19	2-25-2013	1,000,000	999,650
Suncorp Group Limited 144A(z)	0.37	12-18-2012	1,000,000	999,910
Suncorp Group Limited 144A(z)	0.45	2-5-2013	1,000,000	999,480
Suncorp Group Limited 144A(z)	0.46	1-30-2013	2,000,000	1,999,080
Suncorp Group Limited 144A(z)	0.53	12-17-2012	1,000,000	999,910
Suncorp Group Limited 144A(z)	0.54	12-12-2012	1,000,000	999,940
Suncorp Group Limited 144A(z)	0.54	12-13-2012	2,000,000	1,999,880
Suncorp Group Limited 144A(z)	0.55	12-10-2012	1,000,000	999,950
Surrey Funding Corporation 144A(z)	0.31	3-8-2013	1,000,000	999,350
Surrey Funding Corporation 144A(z)	0.36	2-7-2013	2,000,000	1,999,200
Swedbank (z)	0.28	3-20-2013	1,000,000	998,930
Swedbank (z)	0.33	12-20-2012	1,000,000	999,900
Swedbank (z)	0.49	7-3-2013	1,000,000	996,540
Swedbank (z)	0.50	7-1-2013	2,000,000	1,993,180
Swedbank (z)	0.50	7-2-2013	1,000,000	996,560
Sydney Capital Corporation 144A(z)(p)	0.30	12-13-2012	2,000,000	1,999,860
Sydney Capital Corporation 144A(z)(p)	0.30	12-14-2012	1,000,000	999,930
Sydney Capital Corporation 144A(z)(p)	0.30	12-18-2012	1,000,000	999,910
Sydney Capital Corporation 144A(z)(p)	0.30	1-8-2013	1,000,000	999,810
Thunder Bay Funding LLC 144A(z)(p)	0.20	12-3-2012	1,000,000	999,980
Thunder Bay Funding LLC 144A(z)(p)	0.20	12-4-2012	2,000,000	1,999,960
Thunder Bay Funding LLC 144A(z)(p)	0.20	12-5-2012	1,000,000	999,970
Thunder Bay Funding LLC 144A(z)(p)	0.20	12-14-2012	1,000,000	999,910
Thunder Bay Funding LLC 144A(z)(p)	0.20	12-20-2012	1,000,000	999,880
Thunder Bay Funding LLC 144A(z)(p)	0.35	2-1-2013	1,000,000	999,670
Thunder Bay Funding LLC 144A(z)(p)	0.35	2-7-2013	1,000,000	999,650
Toyota Credit Canada Incorporated (z)	0.25	3-15-2013	1,000,000	999,480
Toyota Credit Canada Incorporated (z)	0.25	3-19-2013	1,000,000	999,420
Toyota Motor Credit Corporation (z)	0.23	1-22-2013	1,000,000	999,840
Toyota Motor Credit Corporation (z)	0.25	3-22-2013	1,000,000	999,380
Toyota Motor Credit Corporation (z)	0.27	3-4-2013	1,000,000	999,480
Toyota Motor Credit Corporation (z)	0.27	3-6-2013	1,000,000	999,450
Toyota Motor Credit Corporation (z)	0.35	2-25-2013	3,000,000	2,998,650
UOB Funding LLC (z)	0.22	1-23-2013	1,000,000	999,670
UOB Funding LLC (z)	0.22	2-21-2013	1,000,000	999,490
UOB Funding LLC (z)	0.25	12-4-2012	1,000,000	999,980
Victory Receivables 144A(z)(p)	0.21	12-12-2012	2,000,000	1,999,860
Victory Receivables 144A(z)(p)	0.21	12-18-2012	1,000,000	999,900
Victory Receivables 144A(z)(p)	0.23	1-25-2013	1,000,000	999,660
Victory Receivables 144A(z)(p)	0.24	1-22-2013	2,000,000	1,999,360
Victory Receivables 144A(z)(p)	0.26	1-11-2013	2,000,000	1,999,500
Victory Receivables 144A(z)(p)	0.27	1-4-2013	1,000,000	999,800
Westpac Banking Corporation ±144A	0.36	11-8-2013	2,000,000	1,999,440
Westpac Securities NZ Limited ±144A	0.38	2-22-2013	2,000,000	2,001,660
Westpac Securities NZ Limited ±144A	0.38	2-25-2013	1,000,000	1,000,850
Westpac Securities NZ Limited ±144A	0.41	10-25-2013	2,000,000	2,000,720
Westpac Securities NZ Limited ±144A	0.42	4-8-2013	1,000,000	1,000,650
Westpac Securities NZ Limited ±144A	0.47	7-22-2013	1,000,000	1,001,430
Westpac Securities NZ Limited ±144A	0.54	4-15-2013	1,000,000	1,001,360
Working Capital Management Company 144A(z)(p)	0.22	12-3-2012	2,000,000	1,999,960
Working Capital Management Company 144A(z)(p)	0.22	12-6-2012	1,000,000	999,970

Total Commercial Paper (Cost $258,804,166)				258,824,075

Corporate Bonds and Notes : 1.21%

Financials : 1.01%

Commercial Banks : 0.36%
HSBC Bank plc ±144A	0.72	1-18-2013	1,000,000	1,000,471

4

WELLS FARGO ADVANTAGE SHORT TERM INVESTMENT PORTFOLIO	PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value
Commercial Banks (continued)
JPMorgan Chase Bank NA ±	0.39%	1-18-2013	$1,000,000	$999,976
				2,000,447

Consumer Finance : 0.36%
Toyota Motor Credit Corporation ±	0.40	7-19-2013	2,000,000	2,000,754

Diversified Financial Services : 0.29%
GBG LLC 144A ø	0.19	9-1-2027	179,000	179,000
JPMorgan Chase & Company ±	0.96	2-26-2013	1,000,000	1,002,046
LTF Real Estate LLC 144A ø	0.30	6-1-2033	380,000	380,000
				1,561,046

Health Care : 0.20%

Health Care Providers & Services : 0.20%
ACTS Retirement Life Communities Incorporated ø	0.21	11-15-2029	219,000	130,000
Providence Health & Services ø	0.22	10-1-2042	1,000,000	1,000,000
				1,130,000

Total Corporate Bonds and Notes (Cost $6,779,608)				6,692,247

Municipal Obligations : 17.98%

Alabama : 0.55%
Birmingham AL Special Care Facilities Finance Authority Ascension Health Series 2006-C (Miscellaneous Revenue, Morgan Stanley Bank LIQ) 144Aø	0.22	11-15-2046	1,000,000	1,000,000
Mobile AL Downtown RDA Gulf Opportunity Zone Austal USA LLC Project Series A (IDR, National Australia Bank LOC) ø	0.16	5-1-2041	1,000,000	1,000,000
Mobile AL Downtown RDA Gulf Opportunity Zone Austal USA LLC Project Series B (IDR, National Australia Bank LOC) ø	0.16	5-1-2041	1,000,000	1,000,000

				3,000,000

California : 1.67%
California HFA Series B (Housing Revenue, FNMA LOC) ø	0.16	8-1-2036	100,000	100,000
California HFFA Catholic Healthcare Series H (Health Revenue, Sumitomo Mitsui Banking LOC) ø	0.15	7-1-2035	1,200,000	1,200,000
California Series A-1 PUTTER (Miscellaneous Revenue, JPMorgan Chase & Company LIQ) 144A	0.18	5-30-2013	3,000,000	3,000,000
Los Angeles County CA Metropolitan Transportation Authority (Transportation Revenue)	0.25	12-11-2012	1,000,000	1,000,000
San Bernardino County CA COP Series B (Miscellaneous Revenue, Bank of America NA LOC) ø	0.25	3-1-2017	459,000	459,000
San Bernardino County CA Flood Control District (Miscellaneous Revenue, Bank of America NA LOC) ø	0.17	8-1-2037	500,000	500,000
San Francisco CA City & County Public Utilities Commission Series A1 (, Utilities Revenue)	0.23	2-21-2013	1,000,000	1,000,000
San Francisco CA City & County RDA Notre Dame Apartments Series G (Housing Revenue, Citibank NA LOC) ø	0.21	12-1-2033	970,000	970,000
San Francisco City and County CA Airport Commission (, Airport Revenue) ø	0.17	12-11-2012	1,000,000	1,000,000

				9,229,000

Colorado : 0.40%
Colorado HFA Class I Series A-1 (Housing Revenue, FHLB SPA) ø	0.19	10-1-2033	945,000	945,000
Colorado HFA Class I Series B-2 (Housing Revenue, Royal Bank of Canada SPA) ø	0.19	5-1-2038	1,000,000	1,000,000

5

PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE SHORT TERM INVESTMENT PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value
Colorado (continued)
Colorado HFA Taxable MFHR Project B-2 (Housing Revenue, FHLB SPA) ø	0.18%	5-1-2050	$250,000	$250,000
				2,195,000

Florida : 0.54%
Jacksonville FL Capital Projects Series A (Utilities Revenue, Bank of America NA LOC) ø	0.19	10-1-2034	1,960,000	1,960,000
Miami-Dade County FL Eclipse Funding Trust (Tax Revenue, U.S. Bank NA LOC, U.S. Bank NA LIQ) ø	0.17	7-1-2013	995,000	995,000
				2,955,000

Georgia : 0.18%
Richmond County GA Development Authority (Education Revenue, JPMorgan Chase Bank LOC) ø	0.17	7-1-2037	975,000	975,000

Illinois : 0.72%
Chicago IL Series B-1 (GO, JPMorgan Chase Bank SPA) ø	0.19	1-1-2034	985,000	985,000
Cook County IL Series D (Tax Revenue) ø	0.21	11-1-2030	1,000,000	1,000,000
Illinois Finance Authority Swedish Covenant Series A (Health Revenue, PNC Bank NA LOC) ø	0.16	8-15-2038	1,000,000	1,000,000
Springfield IL PUTTER Series 1314 (Utilities Revenue, BHAC-CR/MBIA Insured, JPMorgan Chase Bank LIQ) ø	0.20	3-1-2014	1,000,000	1,000,000
				3,985,000

Indiana : 0.55%
Indiana Finance Authority Parkview Health System Obligation Group Project Series 2009-C (Health Revenue, PNC Bank NA LOC) ø	0.16	11-1-2039	3,000,000	3,000,000

Louisiana : 0.18%
East Baton Rouge Parish LA IDR ExxonMobil Project Series A (IDR) ø	0.16	8-1-2035	1,000,000	1,000,000

Maryland : 0.55%
Baltimore MD Package Systems Facilities (Transportation Revenue, Bank of America NA LOC) ø	0.23	7-1-2032	970,000	970,000
Maryland CDA Series 2006-G (Housing Revenue, State Street Bank & Trust Company SPA) ø	0.19	9-1-2040	500,000	500,000
Maryland Health & HEFAR Series D (Miscellaneous Revenue, Bank of America NA LOC) ø	0.22	1-1-2029	575,000	575,000
Maryland Housing & Community Development Residential Series 2007-F (Housing Revenue, PNC Bank NA LOC) ø	0.16	9-1-2031	1,000,000	1,000,000
				3,045,000

Massachusetts : 0.06%
Massachusetts Development Finance Agency Babson College Series B (Education Revenue, Citizens Bank LOC) ø	0.19	10-1-2031	315,000	315,000

Michigan : 0.18%
RBC Municipal Products Incorporated (Education Revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ) ø	0.23	9-1-2033	1,000,000	1,000,000

Minnesota : 0.21%
Minnesota Office of Higher Education Supplemental Student Loan Project Series B (Education Revenue, Royal Bank of Canada LOC) ø	0.16	8-1-2047	1,000,000	1,000,000
Minnesota State HFA Residential Housing Series T (Housing Revenue, GO of Agency Insured) ø	0.21	7-1-2048	170,000	170,000

				1,170,000

6

WELLS FARGO ADVANTAGE SHORT TERM INVESTMENT PORTFOLIO	PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value
Nebraska : 0.54%
Nebraska Central Plains Gas Project #2 Series 2009 (Utilities Revenue, Royal Bank of Canada SPA) ø	0.16%	8-1-2039	$2,985,000	$2,985,000

Nevada : 0.09%
Las Vegas NV EDFA Keep Memory Alive Project Series 2007A (Miscellaneous Revenue, PNC Bank NA LOC) ø	0.16	5-1-2037	500,000	500,000

New Jersey : 0.36%
RBC Municipal Products Incorporated (Tax Revenue, Royal Bank of Canada LOC) 144Aø	0.33	1-1-2018	1,000,000	1,000,000
Salem County NJ PCFA Atlantic City Electric Company Project Series A (Utilities Revenue, JPMorgan Chase Bank LOC) ø	0.18	4-15-2014	1,000,000	1,000,000

				2,000,000

New Mexico : 0.18%
New Mexico Municipal Energy Acquisition Authority Gas Supply Series 2009 (Utilities Revenue, Royal Bank of Canada SPA) ø	0.16	11-1-2039	1,000,000	1,000,000

New York : 2.32%
Abraham Joshua Hesehal School New York Series 2010 (Education Revenue, TD Bank NA LOC) ø	0.18	1-1-2040	250,000	339,000
JPMorgan Chase PUTTER/DRIVER Trust (Miscellaneous Revenue, AGM Insured, JPMorgan Chase & Company LIQ) 144A	0.18	10-1-2013	995,000	995,000
New York City NY Municipal Water Finance Authority (, Water, Sewer Syatem Revenue) ø	0.15	6-15-2046	1,000,000	1,000,000
New York HFA Biltmore Tower Housing Project Series A (Housing Revenue, FNMA Insured, FNMA LIQ) ø	0.17	5-15-2034	1,000,000	1,000,000
New York HFA Eleventh Avenue Housing Project Series A (Housing Revenue, FNMA Insured, FNMA LIQ) ø	0.17	5-15-2041	2,000,000	2,000,000
New York HFA MFHR Second Mortgage Series A (Housing Revenue, FNMA Insured, FNMA LIQ) ø	0.16	5-1-2029	500,000	500,000
New York HFA Victory Housing Project Series 2004-A (Housing Revenue, FHLMC Insured, FHLMC LIQ) ø	0.17	11-1-2033	500,000	500,000
New York Mortgage Agency Homeowner Mortgage Series 132 (Housing Revenue, JPMorgan Chase Bank SPA) ø	0.20	4-1-2037	1,000,000	1,000,000
New York Mortgage Agency Homeowner ROC RR-II-R-11703 (Housing Revenue, Citibank NA LIQ) 144Aø	0.36	10-1-2031	920,000	920,000
New York Municipal Water Finance Authority Series CC-1 (Water & Sewer Revenue, Bank of Nova Scotia SPA) ø	0.17	6-15-2038	2,000,000	2,000,000
New York NY Transitional Finance Authority Revenue Subseries A-7 (Miscellaneous Revenue, State Street Bank & Trust Company SPA) ø	0.14	8-1-2039	1,000,000	1,000,000
PFOTER Series TNP-1004 (Resource Recovery Revenue, AMBAC Insured, Bank of America NA LIQ) 144Aø	0.75	1-29-2046	1,560,000	1,560,000

				12,814,000

North Carolina : 0.08%
North Carolina Medical Care Commission Health Care Facilities University Health Systems Series 2008 B-2 (Health Revenue, Branch Banking & Trust LOC) ø	0.17	12-1-2036	455,000	455,000

Ohio : 0.93%
Lancaster OH Port Authority Gas Series 2008 (Energy Revenue, Royal Bank of Canada SPA) ø	0.16	5-1-2038	1,980,000	1,980,000
Montgomery County OH Catholic Health Series C-2 (Health Revenue, U.S. Bank NA SPA) ø	0.16	10-1-2041	1,000,000	1,000,000
Ohio HFA Residential Management Taxable Series I (Housing Revenue, FNMA Insured) ø	0.19	9-1-2039	204,000	204,000
Ohio Housing Finance Agency Residential Mortgage Backed Series E (Housing Revenue, GNMA/FNMA Insured, JPMorgan Chase Bank SPA) ø	0.20	9-1-2038	1,000,000	1,000,000

7

PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE SHORT TERM INVESTMENT PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value
Ohio (continued)
Warren County OH Health Care Facilities Otterbein Homes Series 1998-B (Health Revenue, U.S. Bank NA LOC) ø	0.16%	7-1-2023	$925,000	$925,000

				5,109,000

Oregon : 0.54%
Oregon Department PFOTER (Miscellaneous Revenue, Bank of America NA LIQ) 144Aø	0.46	5-1-2035	1,000,000	1,000,000
Oregon Housing & Community Services Pearl Family Housing Project 2009 Series B-1 (Housing Revenue, U.S. Bank NA LOC) ø	0.16	2-1-2042	1,000,000	1,000,000
Port of Portland Oregon Special Obligation Bulk Terminal (Port Authority Revenue, Canadian Imperial Bank LOC) ±	0.17	3-1-2036	1,000,000	1,000,000

				3,000,000

Pennsylvania : 1.30%
Doylestown PA Hospital Authority Series B (Health Revenue, PNC Bank NA LOC) ø	0.16	7-1-2037	500,000	500,000
Montgomery County PA Lower Merion School District Series 2009 A (GO, State Street Bank & Trust Company LOC, State Aid Withholding Insured) ø	0.15	4-1-2027	1,000,000	1,000,000
Pennsylvania Housing Finance Agency PFOTER Series PT-4653 (Housing Revenue, Bank of America NA LIQ) 144Aø	0.19	10-1-2039	1,000,000	1,000,000
Pennsylvania Public School Building Authority (Education Revenue, FSA Insured) ø	0.16	6-1-2032	1,000,000	1,000,000
PFOTER Series TNP-1003 (Education Revenue, Guaranteed Student Loans Insured, Bank of America NA LIQ) 144A	0.75	6-1-2047	725,000	725,000
Philadelphia PA IDA (Miscellaneous Revenue)	0.50	4-1-2013	1,000,000	999,680
Philadelphia PA Series 2005 C-2 (Airport Revenue, Royal Bank of Canada LOC) ø	0.17	6-15-2025	960,000	960,000
Pittsburgh & Allegheny Counties PA Sports & Exhibition Authority Series B (Miscellaneous Revenue, AGM Insured, PNC Bank NA SPA) ø	0.31	11-1-2039	985,000	985,000
				7,169,680

Puerto Rico : 0.18%
Puerto Rico Sales Tax Financing Corporation Series 3036 (Tax Revenue, Morgan Stanley Bank LIQ) ø	0.16	8-1-2057	1,000,000	1,000,000

South Carolina : 0.59%
Greenville County SC School District Installment PFOTER Series 730 (Miscellaneous Revenue, Bank of America NA LIQ) 144Aø	0.19	12-1-2028	245,000	245,000
South Carolina Public Service Authority (Miscellaneous Revenue, Citibank NA LIQ) 144Aø	0.19	1-1-2050	1,000,000	1,000,000
South Carolina Public Service Authority (Miscellaneous Revenue)	0.23	12-13-2012	1,000,000	999,990
South Carolina Public Service Authority JPMorgan Chase PUTTER Series 4046 (Miscellaneous Revenue, AMBAC Insured, JPMorgan Chase & Company LIQ) 144Aø	0.18	7-1-2013	1,000,000	1,000,000

				3,244,990

Tennessee : 0.88%
Johnson City TN Health & Educational Facilities Board (Health Revenue, PNC Bank NA LOC) ø	0.19	7-1-2033	480,000	480,000
Memphis TN JPMorgan Chase PUTTER Trust Series 4149 (Tax Revenue, JPMorgan Chase & Company LIQ) ±144A	0.18	10-1-2013	1,980,000	1,980,000
Montgomery County TN Public Building Authority Adjusted Tennessee County Loan Pool (Miscellaneous Revenue, Bank of America NA LOC) ø	0.21	2-1-2036	410,000	410,000

8

WELLS FARGO ADVANTAGE SHORT TERM INVESTMENT PORTFOLIO	PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value
Tennessee (continued)
Montgomery County TN Public Building Authority Pooled Financing Revenue (Miscellaneous Revenue, Bank of America NA LOC) ø	0.21%	7-1-2034	$2,000,000	$2,000,000

				4,870,000

Texas : 3.06%
Bexar County TX Health Facilities Development (Health Revenue, JPMorgan Chase Bank LOC) ø	0.18	12-1-2032	1,920,000	1,920,000
Harris County TX Cultural Education Facilities Finance Corporation Hermann Health Series D1 (Health Revenue, JPMorgan Chase Bank LOC) ø	0.17	6-1-2029	1,000,000	1,000,000
Pasadena TX Independent School District Series B (Tax Revenue, AGM Insured, JPMorgan Chase Bank SPA) ø	0.17	2-1-2035	1,000,000	1,000,000
PFOTER Series TN-038 (Miscellaneous Revenue, Bank of America NA LIQ) 144Aø	0.46	8-1-2015	4,000,000	4,000,000
Port Arthur TX Navigation District Environmental Facilities Motiva Enterprises LLC Project Sub Series 2009C (Resource Recovery Revenue) ø	0.17	12-1-2039	1,000,000	1,000,000
Port Arthur TX Navigation District Environmental Facilities Motiva Enterprises LLC Project Sub Series 2010B (Resource Recovery Revenue) ø	0.18	4-1-2040	1,000,000	1,000,000
Port Arthur TX Navigation District Environmental Facilities Motiva Enterprises LLC Project Sub Series 2010D (Resource Recovery Revenue) ø	0.17	11-1-2040	1,000,000	1,000,000
RBC Municipal Products Incorporated Trust Certificates Series E-18 (Miscellaneous Revenue, Royal Bank of Canada LOC, Royal Bank of Canada SPA) 144Aø	0.16	6-1-2032	1,000,000	1,000,000
Texas JPMorgan Chase PUTTER Trust Series 4262 (Miscellaneous Revenue, JPMorgan Chase Bank LIQ) ±144A	0.18	8-30-2013	4,000,000	4,000,000
Texas Municipal Gas Acquisition & Supply Corporation Series 2848 (Miscellaneous Revenue, Morgan Stanley Bank LIQ) ø	0.46	12-15-2026	860,068	860,068
Texas Taxable Product Development Program Series A (Miscellaneous Revenue, Nations Bank NA LOC) ø	0.20	6-1-2045	100,000	100,000

				16,880,068

Utah : 0.15%
Utah Board of Regents Student Loan Series A (Education Revenue, Royal Bank of Canada LOC) ø	0.18	11-1-2045	817,000	817,000

Vermont : 0.18%
Vermont Educational & Health Buildings Financing Agency Norwich University Projects Series 2008 (Education Revenue, TD Bank NA LOC) ø	0.15	9-1-2038	975,000	975,000

Washington : 0.36%
Seattle WA Eclipse Funding Trust (Port Authority Revenue, U.S. Bank NA LOC, U.S. Bank NA LIQ) 144Aø	0.16	3-1-2035	1,995,000	1,995,000

Wisconsin : 0.45%
Wisconsin Housing & EDA Series F (Housing Revenue, Bank of Nova Scotia SPA) ø	0.22	5-1-2030	480,000	480,000
Wisconsin PFA Housing Project Series 2011 (Housing Revenue, Bank of America NA LOC) ø	0.35	1-1-2042	1,000,000	1,000,000
Wisconsin Public Power PUTTER Series 1232 (Utilities Revenue, BHAC-CR/AMBAC Insured, JPMorgan Chase Bank LIQ) ø	0.20	7-1-2013	1,000,000	1,000,000
				2,480,000

Total Municipal Obligations (Cost $99,075,068)				99,163,738

9

PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE SHORT TERM INVESTMENT PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value
Repurchase Agreements ^^: 12.48%
Bank of Nova Scotia, dated 11-30-2012, maturity value $3,000,053 (1)	0.21%	12-3-2012	$3,000,000	$3,000,000
Bank of Nova Scotia, dated 11-30-2012, maturity value $8,000,153 (2)	0.23	12-3-2012	8,000,000	8,000,000
BNP Paribas Securities Corporation, dated 11-28-2012, maturity value $2,000,078 (3)	0.20	12-5-2012	2,000,000	2,000,020
BNP Paribas Securities Corporation, dated 11-30-2012, maturity value $2,000,082 (4)	0.21	12-7-2012	2,000,000	2,000,000
BNP Paribas Securities Corporation, dated 11-30-2012, maturity value $4,000,080 (5)	0.24	12-3-2012	4,000,000	4,000,000
Credit Suisse Securities USA, dated 11-30-2012, maturity value $3,000,055 (6)	0.22	12-3-2012	3,000,000	3,000,000
Deutsche Bank Securities, dated 11-30-2012, maturity value $1,000,043 (7)	0.22	12-7-2012	1,000,000	1,000,000
Goldman Sachs & Company, dated 11-1-2012, maturity value $4,001,102 (8)	0.31	12-3-2012	4,000,000	4,000,000
GX Clarke Company, dated 11-30-2012, maturity value $2,000,057 (9)	0.34	12-3-2012	2,000,000	2,000,000
JP Morgan Securities, dated 11-30-2012, maturity value $3,000,060 (10)	0.24	12-3-2012	3,000,000	3,000,000
JP Morgan Securities, dated 11-9-2012, maturity value $4,000,667 (11)	0.25	12-3-2012	4,000,000	4,000,000
JP Morgan Securities, dated 11-30-2012, maturity value $2,000,043 (12)	0.26	12-3-2012	2,000,000	2,000,000
JP Morgan Securities, dated 11-30-2012, maturity value $4,000,087 (13)	0.26	12-3-2012	4,000,000	4,000,000
Merrill Pierce Fenner Smith Incorporated, dated 11-30-2012, maturity value $2,000,042 (14)	0.25	12-3-2012	2,000,000	2,000,000
RBC Capital Markets, dated 11-27-2012, maturity value $4,000,148 (15)	0.19	12-4-2012	4,000,000	4,000,000
RBC Capital Markets, dated 11-28-2012, maturity value $2,000,074 (16)	0.19	12-5-2012	2,000,000	1,999,980
Societe Generale NY, dated 11-30-2012, maturity value $18,855,564 (17)	0.24	12-3-2012	18,855,187	18,855,187

Total Repurchase Agreements (Cost $68,855,187)				68,855,187

		Yield
U.S. Treasury Securities : 1.99%
U.S. Treasury Bill (z)		0.14	2-28-2013	2,000,000	1,999,614
U.S. Treasury Bill (z)		0.14	2-21-2013	3,000,000	2,999,532
U.S. Treasury Bill (z)		0.15	4-11-2013	2,000,000	1,999,248
U.S. Treasury Bill (z)		0.19	12-31-2012	4,000,000	3,999,628

					10,998,022

Total U.S. Treasury Securities (Cost $10,996,758)					10,998,022

Total investments in securities (Cost $554,510,701)*	100.52%				554,539,294
Other assets and liabilities, net	(0.52)				(2,885,915)

Total net assets	100.00%				$551,653,379

±	Variable rate investment
(z)	Zero coupon security. Rate represents yield to maturity at time of purchase.
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(p)	Asset-backed commercial paper
ø	Variable rate demand note which is subject to a demand feature that reduces the effective maturity. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security.

10

WELLS FARGO ADVANTAGE SHORT TERM INVESTMENT PORTFOLIO	PORTFOLIO OF INVESTMENTS — November 30, 2012 (UNAUDITED)

^^	Collateralized by:
(1)	U.S. government securities, 0.25% to 8.00%, 11-30-2014 to 11-15-2021, fair value including accrued interest is $3,060,000.
(2)	U.S. government securities, 2.50% to 5.00%, 2-1-2026 to 11-1-2042, fair value including accrued interest is $8,240,000.
(3)	U.S. government securities, 1.75% to 6.50%, 5-15-2018 to 11-1-2042, fair value including accrued interest is $2,060,000.
(4)	U.S. government securities, 1.75% to 5.07%, 5-15-2018 to 11-1-2042, fair value including accrued interest is $2,060,000.
(5)	U.S. government securities, 0.00% to 6.00%, 4-20-2027 to 2-20-2059, fair value including accrued interest is $4,120,000.
(6)	U.S. government securities, 1.50% to 1.63%, 7-31-2016 to 8-15-2022, fair value including accrued interest is $3,060,002.
(7)	U.S. government security, 3.00%, 8-20-2042, fair value including accrued interest is $1,030,000.
(8)	Commercial papers and U.S. government securities, 0.13% to 3.38%, 12-27-2012 to 4-15-2032, fair value including accrued interest is $4,080,001.
(9)	U.S. government securities, 0.00% to 11.25%, 12-15-2012 to 8-15-2042, fair value including accrued interest is $2,040,007.
(10)	U.S. government securities, 3.00% to 6.00%, 8-1-2037 to 11-1-2042, fair value including accrued interest is $3,090,026.
(11)	Commercial papers, 0.00%, 12-3-2012 to 9-26-2013, fair value is $4,080,003.
(12)	Commercial papers, 0.00%, 1-2-2013 to 3-1-2013, fair value is $2,040,011.
(13)	U.S. government securities, 2.00% to 5.50%, 11-1-2027 to 11-1-2042, fair value including accrued interest is $4,120,001.
(14)	U.S. government securities, 3.00% to 4.50%, 12-1-2024 to 11-1-2042, fair value including accrued interest is $2,060,000.
(15)	U.S. government securities, 2.24% to 5.00%, 7-1-2026 to 10-1-2042, fair value including accrued interest is $4,122,397.
(16)	U.S. government securities, 2.00% to 8.50%, 3-15-2015 to 12-1-2042, fair value including accrued interest is $2,060,000.
(17)	U.S. government securities, 0.82% to 6.00%, 5-1-2017 to 12-15-2047, fair value including accrued interest is $19,419,820.

*	Cost for federal income tax purposes is $554,510,701 and unrealized appreciation (depreciation) consists of:
	Gross unrealized appreciation	$38,946
	Gross unrealized depreciation	(10,353)

	Net unrealized appreciation	$28,593

The accompanying notes are an integral part of these financial statements.

11

WELLS FARGO ADVANTAGE SHORT TERM INVESTMENT PORTFOLIO

NOTES TO PORTFOLIO OF INVESTMENTS – NOVEMBER 30, 2012 (UNAUDITED)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices received from an independent pricing service which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the independent pricing service or values received are deemed not representative of market value, values will be obtained from a broker-dealer or otherwise determined based on the Portfolio’s Valuation Procedures.

Debt securities of sufficient credit quality acquired with maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Repurchase agreements

The Portfolio may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Funds Management. The repurchase agreements must be fully collateralized based on values that are marked-to—market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to the Portfolio in the event that the Portfolio is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Portfolio seeks to assert its rights.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of November 30, 2012, the inputs used in valuing investments in securities, which are carried at fair value, were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Agency securities	$0	$6,003,307	$0	$6,003,307
Certificates of deposit	0	104,002,718	0	104,002,718
Commercial paper	0	258,824,075	0	258,824,075
Corporate bonds and notes	0	6,692,247	0	6,692,247
Municipal obligations	0	99,163,738	0	99,163,738
Repurchase agreements	0	68,855,187	0	68,855,187
U.S. Treasury securities	10,998,022	0	0	10,998,022

	$10,998,022	$543,541,272	$0	$554,539,294

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended November 30, 2012, the Portfolio did not have any transfers into/out of Level 1 or Level 2.

The following is a list of common abbreviations for terms and entities which may have appeared in the portfolio of investments.

ACB — Agricultural Credit Bank

ADR — American depositary receipt

ADS — American depositary shares

AGC-ICC — Assured Guaranty Corporation-

Insured Custody Certificates

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative minimum tax

AUD — Australian dollar

BAN — Bond anticipation notes

BHAC — Berkshire Hathaway Assurance Corporation

BRL — Brazilian real

CAB — Capital appreciation bond

CAD — Canadian dollar

CCAB — Convertible capital appreciation bond

CDA — Community Development Authority

CDO — Collateralized debt obligation

CHF — Swiss franc

COP — Certificate of participation

CR — Custody receipts

DKK — Danish krone

DRIVER — Derivative inverse tax-exempt receipts

DW&P — Department of Water & Power

DWR — Department of Water Resources

ECFA — Educational & Cultural Facilities Authority

EDA — Economic Development Authority

EDFA — Economic Development Finance Authority

ETF — Exchange-traded fund

EUR — Euro

FDIC — Federal Deposit Insurance Corporation

FFCB — Federal Farm Credit Banks

FGIC — Financial Guaranty Insurance Corporation

FGLMC — Federal Government Loan Mortgage Corporation

FHA — Federal Housing Administration

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FICO — The Financing Corporation

FNMA — Federal National Mortgage Association

FSA — Farm Service Agency

GBP — Great British pound

GDR — Global depositary receipt

GNMA — Government National Mortgage Association

GO — General obligation

HCFR — Healthcare facilities revenue

HEFA — Health & Educational Facilities Authority

HEFAR — Higher education facilities authority revenue

HFA — Housing Finance Authority

HFFA — Health Facilities Financing Authority

HKD — Hong Kong dollar

HUF — Hungarian forint

IBC — Insured bond certificate

IDA — Industrial Development Authority

IDAG — Industrial Development Agency

IDR — Industrial development revenue

IEP — Irish pound

JPY — Japanese yen

KRW — Republic of Korea won

LIBOR — London Interbank Offered Rate

LIQ — Liquidity agreement

LLC — Limited liability company

LLP — Limited liability partnership

LOC — Letter of credit

LP — Limited partnership

MBIA — Municipal Bond Insurance Association

MFHR — Multifamily housing revenue

MSTR — Municipal securities trust receipts

MTN — Medium-term note

MUD — Municipal Utility District

MXN — Mexican peso

MYR — Malaysian ringgit

NATL-RE — National Public Finance Guarantee Corporation

NOK — Norwegian krone

NZD — New Zealand dollar

PCFA — Pollution Control Financing Authority

PCL — Public Company Limited

PCR — Pollution control revenue

PFA — Public Finance Authority

PFFA — Public Facilities Financing Authority

PFOTER — Puttable floating option tax-exempt receipts

plc — Public limited company

PLN — Polish zloty

PUTTER — Puttable tax-exempt receipts

R&D — Research & development

RDA — Redevelopment Authority

RDFA — Redevelopment Finance Authority

REIT — Real estate investment trust

ROC — Reset option certificates

SAVRS — Select auction variable rate securities

SBA — Small Business Authority

SEK — Swedish krona

SFHR — Single-family housing revenue

SFMR — Single-family mortgage revenue

SGD — Singapore dollar

SKK — Slovakian koruna

SPA — Standby purchase agreement

SPDR — Standard & Poor’s Depositary Receipts

STRIPS — Separate trading of registered interest and

principal securities

TAN — Tax anticipation notes

TBA — To be announced

TIPS — Treasury inflation-protected securities

TRAN — Tax revenue anticipation notes

TCR — Transferable custody receipts

TRY — Turkish lira

TTFA — Transportation Trust Fund Authority

TVA — Tennessee Valley Authority

XLCA — XL Capital Assurance

ZAR — South African rand

ITEM 2.	CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Master Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Master Trust

By:	/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date: January 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Wells Fargo Master Trust

By:	/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date: January 28, 2013

By:	/s/ Jeremy DePalma

Jeremy DePalma
Treasurer

Date: January 28, 2013